UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21265

                                                     PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road
                                                     Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:         800-983-0903

Date of fiscal year end:     April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2016 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 24.4%
1,013	Amazon.com, Inc.(b)	$594,631
1,866	Charter Communications, Inc., Class A(b)	319,758
5,238	Core-Mark Holding Co., Inc.	425,797
59,499	Crown Media Holdings, Inc., Class A(b)	267,150
12,867	Ctrip.com International Ltd. ADR (China)(b)	549,164
2,212	Expedia, Inc., Class A	223,500
7,512	Goodyear Tire & Rubber Co. (The)	213,416
2,526	Helen of Troy Ltd.(b)	225,749
6,479	Liberty Ventures, Class A(b)	254,819
8,712	Monro Muffler Brake, Inc.	572,814
2,423	Netflix, Inc.(b)	222,528
2,713	O’Reilly Automotive, Inc.(b)	707,822
1,950	Panera Bread Co., Class A(b)	378,300
3,016	Pool Corp.	254,852
961	Priceline Group, Inc. (The)(b)	1,023,436
12,408	Ross Stores, Inc.	698,074
28,938	Ruth’s Hospitality Group, Inc.	470,242
11,368	Smith & Wesson Holding Corp.(b)	245,094
10,341	Sonic Corp.	303,819
9,579	Starbucks Corp.	582,116
7,367	Texas Roadhouse, Inc.	271,327
8,441	Tractor Supply Co.	745,425
1,279	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	231,716

		9,781,549

	Consumer Staples - 2.5%
1,518	Costco Wholesale Corp.	229,400
2,730	J & J Snack Foods Corp.	294,786
1,779	Monster Beverage Corp.(b)	240,218
5,792	National Beverage Corp.(b)	239,441

		1,003,845

	Energy - 0.8%
4,427	Diamondback Energy, Inc.(b)	334,460

	Financials - 17.2%
7,399	Ameris Bancorp	214,053
15,555	Arch Capital Group Ltd. (Bermuda)(b)	1,050,740
16,149	Bank of the Ozarks, Inc.	716,047
4,059	Credit Acceptance Corp.(b)	726,399
9,539	E*TRADE Financial Corp.(b)	224,739
7,115	Eagle Bancorp, Inc.(b)	336,113
9,398	East West Bancorp, Inc.	304,683
905	Equinix, Inc. REIT	281,066
10,360	First Merchants Corp.	236,830
16,171	Grupo Financiero Galicia SA, Class B ADR (Argentina)	441,307
6,190	Home BancShares, Inc.	239,615
5,756	Interactive Brokers Group, Inc., Class A	185,746
9,402	MarketAxess Holdings, Inc.	1,092,794
6,230	Pinnacle Financial Partners, Inc.	310,565
8,034	PrivateBancorp, Inc.	302,319
1,751	Signature Bank(b)	243,984

		6,907,000

	Health Care - 21.6%
6,658	ABIOMED, Inc.(b)	568,127
4,038	Align Technology, Inc.(b)	267,073
4,640	Alkermes PLC(b)	148,526
3,304	AmSurg Corp.(b)	241,820
7,807	Anacor Pharmaceuticals, Inc.(b)	586,540
2,015	Atrion Corp.	756,673

12,989	Gilead Sciences, Inc.	$1,078,087
14,305	Halozyme Therapeutics, Inc.(b)	125,884
7,640	Henry Schein, Inc.(b)	1,157,002
4,784	IDEXX Laboratories, Inc.(b)	335,550
8,646	Insys Therapeutics, Inc.(b)	150,008
4,273	Ionis Pharmaceuticals, Inc.(b)	166,348
18,306	Lexicon Pharmaceuticals, Inc.(b)	186,538
2,445	Ligand Pharmaceuticals, Inc.(b)	244,427
7,602	Natus Medical, Inc.(b)	268,198
4,096	Neogen Corp.(b)	213,729
12,821	Neurocrine Biosciences, Inc.(b)	545,533
3,660	PAREXEL International Corp.(b)	234,094
7,341	Prothena Corp. PLC (Ireland)(b)	285,932
2,118	Regeneron Pharmaceuticals, Inc.(b)	889,751
1,701	United Therapeutics Corp.(b)	209,529

		8,659,369

	Industrials - 4.0%
1,680	AMERCO	615,972
6,631	American Woodmark Corp.(b)	457,539
5,668	Middleby Corp. (The)(b)	512,161

		1,585,672

	Information Technology - 27.4%
6,594	Activision Blizzard, Inc.	229,603
11,906	Apple, Inc.	1,158,930
3,481	Avago Technologies Ltd. (Singapore)	465,445
12,961	Cadence Design Systems, Inc.(b)	253,517
2,979	Check Point Software Technologies Ltd. (Israel)(b)	234,775
2,928	Cimpress NV (Netherlands)(b)	229,907
1,550	CoStar Group, Inc.(b)	271,823
8,921	Ebix, Inc.	304,385
6,995	Electronic Arts, Inc.(b)	451,492
5,529	Electronics for Imaging, Inc.(b)	228,790
4,235	Euronet Worldwide, Inc.(b)	337,826
4,356	Facebook, Inc., Class A(b)	488,787
2,718	Fiserv, Inc.(b)	257,014
14,743	Integrated Device Technology, Inc.(b)	375,652
7,086	Intuit, Inc.	676,784
3,102	Jack Henry & Associates, Inc.	251,820
4,375	LogMeIn, Inc.(b)	228,550
12,189	Manhattan Associates, Inc.(b)	702,696
5,914	Monolithic Power Systems, Inc.	370,039
1,927	NetEase, Inc. ADR (China)	300,882
5,094	NXP Semiconductors NV (Netherlands)(b)	380,929
7,502	Proofpoint, Inc.(b)	377,801
7,475	Qualys, Inc.(b)	194,275
6,332	SPS Commerce, Inc.(b)	413,353
4,219	SS&C Technologies Holdings, Inc.	271,239
3,918	Stamps.com, Inc.(b)	367,587
3,071	Synaptics, Inc.(b)	225,135
8,406	Take-Two Interactive Software, Inc.(b)	291,688
3,534	Ultimate Software Group, Inc. (The)(b)	620,676

		10,961,400

	Telecommunication Services - 2.1%
7,189	Cogent Communications Group, Inc.	240,185
2,841	SBA Communications Corp., Class A(b)	282,054
13,824	Shenandoah Telecommunications Co.	317,676

		839,915

	Total Common Stocks and Other Equity Interests (Cost $42,051,805)	40,073,210

	Money Market Fund - 0.2%
77,591	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $77,591)	77,591

	Total Investments (Cost $42,129,396)(d)-100.2%	40,150,801
	Other assets less liabilities-(0.2)%	(93,059)

	Net Assets-100.0%	$40,057,742

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $42,152,256. The net unrealized depreciation was $2,001,455, which consisted of aggregate gross unrealized appreciation of $1,309,881 and aggregate gross unrealized depreciation of $3,311,336.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.1%
32,549	Boyd Gaming Corp.(b)	$579,698
9,742	Bright Horizons Family Solutions, Inc.(b)	683,596
15,726	Cooper Tire & Rubber Co.	573,370
9,014	Cooper-Standard Holding, Inc.(b)	624,310
67,867	Denny’s Corp.(b)	635,914
38,466	Gannett Co., Inc.	570,835
19,028	Goodyear Tire & Rubber Co. (The)	540,585
28,677	Home Depot, Inc. (The)	3,606,420
35,158	Isle of Capri Casinos, Inc.(b)	445,100
39,966	L Brands, Inc.	3,842,731
393	NVR, Inc.(b)	648,843
14,412	O’Reilly Automotive, Inc.(b)	3,760,091
62,140	Starbucks Corp.	3,776,248
9,575	Visteon Corp.	640,376

		20,928,117

	Consumer Staples - 10.2%
12,919	Cal-Maine Foods, Inc.	652,022
13,618	Campbell Soup Co.	768,191
38,118	Dean Foods Co.	761,598
16,155	Fresh Del Monte Produce, Inc.	659,286
12,472	Herbalife Ltd.(b)	576,331
133,168	Kroger Co. (The)	5,168,250
113,951	Mondelez International, Inc., Class A	4,911,288
12,785	Universal Corp.	699,723

		14,196,689

	Energy - 7.7%
36,037	Alon USA Partners LP	695,154
62,508	Cameron International Corp.(b)	4,104,275
256,724	Denbury Resources, Inc.	400,489
33,655	Northern Tier Energy LP	864,934
64,545	Transocean Ltd.	672,559
58,309	Valero Energy Corp.	3,957,432

		10,694,843

	Financials - 14.9%
40,992	Aflac, Inc.	2,375,896
36,708	Arch Capital Group Ltd. (Bermuda)(b)	2,479,625
8,989	Argo Group International Holdings Ltd.	510,845
11,302	Aspen Insurance Holdings Ltd. (Bermuda)	525,656
21,515	Assured Guaranty Ltd.	511,627
44,157	Cincinnati Financial Corp.	2,544,768
20,843	Employers Holdings, Inc.	519,199
3,094	Everest Re Group Ltd.	553,640
25,280	Heritage Insurance Holdings, Inc.	501,050
39,851	JPMorgan Chase & Co.	2,371,135
60,442	MGIC Investment Corp.(b)	400,126
2,199	National Western Life Group, Inc., Class A	507,375
30,253	Old Republic International Corp.	546,974
31,024	Prudential Financial, Inc.	2,174,162
16,597	Selective Insurance Group, Inc.	519,652
23,307	Travelers Cos., Inc. (The)	2,494,781
14,525	United Fire Group, Inc.	561,101
28,354	Universal Insurance Holdings, Inc.	531,354

		20,628,966

	Health Care - 12.9%
38,200	AmerisourceBergen Corp.	3,421,192
6,925	AmSurg Corp.(b)	506,841
1,464	Atrion Corp.	549,761
25,768	Brookdale Senior Living, Inc.(b)	419,503
10,988	Cambrex Corp.(b)	380,624

3,825	Chemed Corp.	$536,724
35,013	Gilead Sciences, Inc.	2,906,079
94,394	Hologic, Inc.(b)	3,203,733
11,988	INC Research Holdings, Inc., Class A(b)	505,055
12,462	LHC Group, Inc.(b)	472,559
8,127	LifePoint Health, Inc.(b)	567,183
9,508	Molina Healthcare, Inc.(b)	522,084
10,875	Prestige Brands Holdings, Inc.(b)	507,645
54,598	Quintiles Transnational Holdings, Inc.(b)	3,321,196

		17,820,179

	Industrials - 10.4%
12,370	AGCO Corp.	603,285
48,286	Alaska Air Group, Inc.	3,399,334
92,380	American Airlines Group, Inc.	3,601,896
15,108	Atlas Air Worldwide Holdings, Inc.(b)	554,917
40,614	General Cable Corp.	475,996
24,543	JetBlue Airways Corp.(b)	523,011
43,743	MRC Global, Inc.(b)	439,617
44,338	RPX Corp.(b)	513,434
67,781	United Continental Holdings, Inc.(b)	3,272,467
17,117	Virgin America, Inc.(b)	528,060
48,432	Wabash National Corp.(b)	535,658

		14,447,675

	Information Technology - 20.0%
121,133	Activision Blizzard, Inc.	4,217,851
19,931	Aspen Technology, Inc.(b)	646,562
97,101	EarthLink Holdings Corp.	574,838
52,937	First Data Corp., Class A(b)	707,768
47,117	Fiserv, Inc.(b)	4,455,383
12,156	Global Payments, Inc.	716,596
314,355	Hewlett Packard Enterprise Co.	4,325,525
34,489	Jabil Circuit, Inc.	686,676
149,025	Juniper Networks, Inc.	3,516,990
11,487	Luxoft Holding, Inc., Class A(b)	862,444
11,560	Manhattan Associates, Inc.(b)	666,434
38,025	Sanmina Corp.(b)	712,588
28,265	Sykes Enterprises, Inc.(b)	832,121
9,259	SYNNEX Corp.	777,293
12,489	Tech Data Corp.(b)	779,314
80,654	Total System Services, Inc.	3,239,065

		27,717,448

	Materials - 3.0%
8,594	Innospec, Inc.	428,411
36,750	LyondellBasell Industries NV, Class A	2,865,397
18,313	Trinseo SA(b)	435,666
8,345	US Concrete, Inc.(b)	379,531

		4,109,005

	Telecommunication Services - 2.5%
4,235	Atlantic Tele-Network, Inc.	326,053
16,434	General Communication, Inc., Class A(b)	297,784
11,827	Telephone & Data Systems, Inc.	274,268
32,026	T-Mobile US, Inc.(b)	1,285,844
26,121	Verizon Communications, Inc.	1,305,266

		3,489,215

	Utilities - 3.3%
11,184	Laclede Group, Inc. (The)	715,105
90,986	PPL Corp.	3,189,969
86,325	Talen Energy Corp.(b)	617,224

		4,522,298

	Total Common Stocks and Other Equity Interests (Cost $149,276,879)	138,554,435

	Money Market Fund - 0.1%
74,081	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $74,081)	74,081

Schedule of Investments(a)

Total Investments (Cost $149,350,960)(d)-100.1%	$138,628,516
Other assets less liabilities-(0.1)%	(82,325)

Net Assets-100.0%	$138,546,191

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $149,653,306. The net unrealized depreciation was $11,024,790, which consisted of aggregate gross unrealized appreciation of $3,751,436 and aggregate gross unrealized depreciation of $14,776,226.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.5%
23,970	Aaron’s, Inc.	$548,434
43,320	Abercrombie & Fitch Co., Class A	1,136,717
8,614	Advance Auto Parts, Inc.	1,309,759
21,847	Amazon.com, Inc.(b)	12,824,189
86,345	American Eagle Outfitters, Inc.(c)	1,264,091
51,038	Apollo Education Group, Inc., Class A(b)	405,242
56,423	Aramark	1,802,715
8,812	Asbury Automotive Group, Inc.(b)	414,869
56,317	Ascena Retail Group, Inc.(b)	415,619
20,645	Autoliv, Inc. (Sweden)(c)	2,121,893
29,368	AutoNation, Inc.(b)	1,270,166
3,797	AutoZone, Inc.(b)	2,913,780
17,868	Barnes & Noble Education, Inc.(b)	196,905
28,277	Barnes & Noble, Inc.	247,989
43,619	Bed Bath & Beyond, Inc.(b)	1,883,032
151,019	Best Buy Co., Inc.	4,217,961
23,926	Big Lots, Inc.	927,850
26,873	Bloomin’ Brands, Inc.	474,577
27,147	BorgWarner, Inc.	797,036
11,251	Brinker International, Inc.	559,625
11,000	Brunswick Corp.	438,350
19,304	Burlington Stores, Inc.(b)	1,037,204
11,308	Cabela’s, Inc.(b)(c)	475,728
1,330	Cable One, Inc.	571,887
75,598	Cablevision Systems Corp., Class A	2,412,332
58,440	Caesars Entertainment Corp.(b)(c)	404,989
37,892	CarMax, Inc.(b)	1,674,069
117,224	Carnival Corp.	5,641,991
83,884	CBS Corp., Class B	3,984,490
12,261	Charter Communications, Inc., Class A(b)(c)	2,101,045
30,601	Chico’s FAS, Inc.	317,944
1,602	Chipotle Mexican Grill, Inc.(b)	725,658
22,205	Cinemark Holdings, Inc.	654,825
58,534	Coach, Inc.	2,168,685
488,985	Comcast Corp., Class A	27,241,354
22,363	Cooper Tire & Rubber Co.	815,355
34,995	CST Brands, Inc.	1,355,706
43,826	D.R. Horton, Inc.	1,205,653
52,360	Dana Holding Corp.	622,560
38,759	Darden Restaurants, Inc.	2,444,143
35,622	Delphi Automotive PLC (United Kingdom)	2,313,293
15,277	DeVry Education Group, Inc.(c)	304,012
17,051	Dick’s Sporting Goods, Inc.	666,353
7,920	Dillard’s, Inc., Class A	557,647
22,344	Discovery Communications, Inc., Class A(b)	616,471
42,681	Discovery Communications, Inc., Class C(b)	1,161,350
27,908	DISH Network Corp., Class A(b)	1,347,119
44,712	Dollar General Corp.	3,356,083
23,831	Dollar Tree, Inc.(b)	1,937,937
15,224	DSW, Inc., Class A	365,528
9,944	Expedia, Inc., Class A	1,004,742
31,270	Foot Locker, Inc.(c)	2,112,601
1,575,159	Ford Motor Co.	18,807,398
9,412	Fossil Group, Inc.(b)(c)	306,831
48,294	GameStop Corp., Class A(c)	1,265,786
27,196	Gannett Co., Inc.	403,589
67,308	Gap, Inc. (The)(c)	1,663,854
26,237	Garmin Ltd.	923,018

589,887	General Motors Co.	$17,484,251
8,285	Genesco, Inc.(b)	547,970
39,172	Gentex Corp.	536,265
34,810	Genuine Parts Co.	2,999,578
12,788	GNC Holdings, Inc., Class A	358,192
109,780	Goodyear Tire & Rubber Co. (The)	3,118,850
1,330	Graham Holdings Co., Class B	644,638
10,978	Group 1 Automotive, Inc.	588,970
46,517	Guess?, Inc.	862,425
51,194	H&R Block, Inc.	1,743,156
31,122	Hanesbrands, Inc.	951,400
36,054	Harley-Davidson, Inc.	1,442,160
5,596	Harman International Industries, Inc.	416,286
24,959	Hasbro, Inc.	1,853,954
48,565	Hilton Worldwide Holdings, Inc.	864,943
183,457	Home Depot, Inc. (The)	23,071,552
62,363	International Game Technology PLC	902,393
82,297	Interpublic Group of Cos., Inc. (The)	1,846,745
293,396	J.C. Penney Co., Inc.(b)(c)	2,130,055
25,675	Jarden Corp.(b)	1,362,059
169,461	Johnson Controls, Inc.	6,078,566
63,788	Kohl’s Corp.	3,173,453
44,955	L Brands, Inc.	4,322,423
57,353	Las Vegas Sands Corp.	2,586,620
22,514	Lear Corp.	2,337,629
30,759	Leggett & Platt, Inc.	1,276,806
20,828	Lennar Corp., Class A	877,900
36,167	Liberty Global PLC, Series A (United Kingdom)(b)	1,244,506
98,690	Liberty Global PLC, Series C (United Kingdom)(b)	3,287,364
1,805	Liberty Global PLC LiLAC, Class A (United Kingdom)(b)	63,536
4,926	Liberty Global PLC LiLAC, Class C (United Kingdom)(b)	181,523
105,465	Liberty Interactive Corp. QVC Group, Series A(b)	2,748,418
22,376	Liberty Media Corp., Series A(b)	819,409
46,338	Liberty Media Corp., Series C(b)	1,649,169
41,404	Live Nation Entertainment, Inc.(b)	939,871
41,381	LKQ Corp.(b)	1,133,839
165,966	Lowe’s Cos., Inc.	11,893,124
97,050	Macy’s, Inc.	3,921,790
19,138	Marriott International, Inc., Class A(c)	1,172,777
122,493	Mattel, Inc.	3,379,582
219,722	McDonald’s Corp.	27,197,189
11,409	Men’s Wearhouse, Inc. (The)	156,417
99,004	MGM Resorts International(b)	1,988,000
12,890	Michael Kors Holdings Ltd.(b)	514,311
9,747	Mohawk Industries, Inc.(b)	1,621,998
36,523	Murphy USA, Inc.(b)	2,112,856
12,174	Netflix, Inc.(b)	1,118,060
41,584	Newell Rubbermaid, Inc.	1,612,627
139,442	News Corp., Class A	1,808,563
38,171	News Corp., Class B	509,583
118,465	NIKE, Inc., Class B	7,346,015
28,194	Nordstrom, Inc.(c)	1,384,325
633	NVR, Inc.(b)	1,045,083
204,831	Office Depot, Inc.(b)	1,054,880
54,865	Omnicom Group, Inc.	4,024,348
9,365	O’Reilly Automotive, Inc.(b)	2,443,328
9,271	Outerwall, Inc.(c)	313,360
3,765	Panera Bread Co., Class A(b)	730,410
17,488	Penske Automotive Group, Inc.	548,599
5,182	Polaris Industries, Inc.	382,639
2,679	Priceline Group, Inc. (The)(b)	2,853,055
42,260	PulteGroup, Inc.	708,278
13,265	PVH Corp.	973,386
11,330	Ralph Lauren Corp., Class A	1,274,625
28,001	Regal Entertainment Group, Class A(c)	483,017
39,670	Rent-A-Center, Inc.	540,305
45,862	Ross Stores, Inc.	2,580,196
27,954	Royal Caribbean Cruises Ltd.	2,291,110

Schedule of Investments(a)

22,796	Sally Beauty Holdings, Inc.(b)	$628,258
9,897	Scripps Networks Interactive, Inc., Class A	603,420
55,513	Sears Holdings Corp.(b)(c)	940,945
34,621	SeaWorld Entertainment, Inc.	659,876
35,651	Service Corp. International	862,398
9,611	Signet Jewelers Ltd.	1,114,876
184,920	Sirius XM Holdings, Inc.(b)(c)	684,204
12,107	Six Flags Entertainment Corp.	608,619
27,892	Sonic Automotive, Inc., Class A	477,511
323,536	Staples, Inc.	2,885,941
97,220	Starbucks Corp.	5,908,059
26,850	Starwood Hotels & Resorts Worldwide, Inc.	1,671,144
214,770	Target Corp.	15,553,643
54,392	TEGNA, Inc.	1,305,952
23,931	Tenneco, Inc.(b)	914,403
16,938	Tiffany & Co.	1,081,322
117,240	Time Warner Cable, Inc.	21,338,852
217,576	Time Warner, Inc.	15,326,053
72,472	Time, Inc.	1,087,080
89,085	TJX Cos., Inc. (The)	6,346,415
21,546	Toll Brothers, Inc.(b)	595,101
5,879	TopBuild Corp.(b)	157,440
8,394	Tractor Supply Co.	741,274
9,966	Tupperware Brands Corp.(c)	462,721
145,201	Twenty-First Century Fox, Inc., Class A	3,916,071
44,882	Twenty-First Century Fox, Inc., Class B	1,216,302
20,160	Urban Outfitters, Inc.(b)	461,261
39,181	VF Corp.	2,452,731
70,159	Viacom, Inc., Class B	3,202,057
18,789	Visteon Corp.	1,256,608
187,798	Walt Disney Co. (The)	17,994,804
61,099	Wendy’s Co. (The)	625,043
18,562	Whirlpool Corp.	2,494,547
10,863	Williams-Sonoma, Inc.	561,183
17,474	Wyndham Worldwide Corp.	1,134,063
21,933	Wynn Resorts Ltd.(c)	1,476,968
63,309	Yum! Brands, Inc.	4,581,672

		440,899,556

	Consumer Staples - 10.6%
334,784	Altria Group, Inc.	20,458,650
14,266	Andersons, Inc. (The)	418,137
293,108	Archer-Daniels-Midland Co.	10,361,368
349,282	Avon Products, Inc.	1,184,066
18,605	Brown-Forman Corp., Class B	1,820,313
100,668	Bunge Ltd.	6,242,423
40,345	Campbell Soup Co.	2,275,862
10,982	Casey’s General Stores, Inc.	1,325,967
15,153	Church & Dwight Co., Inc.	1,272,852
21,384	Clorox Co. (The)	2,759,605
727,903	Coca-Cola Co. (The)	31,241,597
52,026	Coca-Cola Enterprises, Inc.	2,415,047
127,022	Colgate-Palmolive Co.	8,577,796
136,361	ConAgra Foods, Inc.	5,678,072
16,032	Constellation Brands, Inc., Class A	2,444,559
108,170	Costco Wholesale Corp.	16,346,650
233,668	CVS Health Corp.	22,569,992
42,403	Darling Ingredients, Inc.(b)	381,203
56,625	Dean Foods Co.	1,131,368
31,862	Dr Pepper Snapple Group, Inc.	2,989,930
10,024	Edgewell Personal Care Co.	741,876
10,024	Energizer Holdings, Inc.	321,169
21,454	Estee Lauder Cos., Inc. (The), Class A	1,828,954
35,542	Flowers Foods, Inc.	730,033
146,061	General Mills, Inc.	8,253,907
33,529	Herbalife Ltd.(b)(c)	1,549,375
19,804	Hershey Co. (The)	1,744,931
22,072	Hormel Foods Corp.	1,774,810
18,411	Ingredion, Inc.	1,854,356
22,697	JM Smucker Co. (The)	2,912,479
58,526	Kellogg Co.	4,298,149
7,839	Keurig Green Mountain, Inc.	699,631
79,120	Kimberly-Clark Corp.	10,160,590

91,739	Kraft Heinz Co. (The)	$7,161,146
331,990	Kroger Co. (The)	12,884,532
20,919	McCormick & Co., Inc.	1,840,244
16,114	Mead Johnson Nutrition Co.	1,168,104
29,146	Molson Coors Brewing Co., Class B	2,637,130
411,431	Mondelez International, Inc., Class A	17,732,676
5,279	Monster Beverage Corp.(b)	712,823
10,620	Nu Skin Enterprises, Inc., Class A(c)	336,123
283,231	PepsiCo, Inc.	28,124,838
359,335	Philip Morris International, Inc.	32,343,743
15,543	Pinnacle Foods, Inc.	666,639
581,189	Procter & Gamble Co. (The)	47,477,329
121,246	Reynolds American, Inc.	6,056,238
363,063	Rite Aid Corp.(b)	2,828,261
263,847	SUPERVALU, Inc.(b)	1,200,504
211,581	Sysco Corp.	8,423,040
8,314	TreeHouse Foods, Inc.(b)	659,799
104,978	Tyson Foods, Inc., Class A	5,601,626
10,166	United Natural Foods, Inc.(b)	356,013
15,838	Universal Corp.	866,814
157,581	Walgreens Boots Alliance, Inc.	12,562,357
563,184	Wal-Mart Stores, Inc.	37,372,890
15,251	WhiteWave Foods Co. (The)(b)	575,725
50,283	Whole Foods Market, Inc.	1,473,795

		409,828,106

	Energy - 10.3%
95,980	Anadarko Petroleum Corp.	3,751,858
175,308	Apache Corp.	7,457,602
26,635	Archrock, Inc.	159,810
24,310	Atwood Oceanics, Inc.(c)	149,020
112,616	Baker Hughes, Inc.	4,899,922
47,298	Bill Barrett Corp.(b)(c)	175,003
30,077	Cabot Oil & Gas Corp.	624,098
513,148	California Resources Corp.	733,802
62,659	Cameron International Corp.(b)	4,114,190
227,465	Chesapeake Energy Corp.(c)	771,106
838,785	Chevron Corp.	72,529,739
11,684	Cimarex Energy Co.	1,086,612
77,222	Cloud Peak Energy, Inc.(b)(c)	115,833
76,789	Columbia Pipeline Group, Inc.	1,424,436
12,661	Concho Resources, Inc.(b)	1,204,441
542,159	ConocoPhillips	21,187,574
64,117	CONSOL Energy, Inc.(c)	509,089
107,911	Cosan Ltd., Class A (Brazil)	349,632
27,336	Delek US Holdings, Inc.	465,259
237,879	Denbury Resources, Inc.(c)	371,091
113,429	Devon Energy Corp.	3,164,669
65,587	Diamond Offshore Drilling, Inc.(c)	1,219,262
873,954	DryShips, Inc. (Greece)(b)(c)	115,362
17,162	Energen Corp.	605,304
132,909	Energy XXI Ltd.(c)	115,245
141,476	Ensco PLC, Class A	1,383,635
63,871	EOG Resources, Inc.	4,536,118
19,579	EQT Corp.	1,208,807
13,317	Exterran Corp.(b)	219,997
1,492,990	Exxon Mobil Corp.	116,229,271
42,512	FMC Technologies, Inc.(b)	1,069,177
20,854	Golar LNG Ltd. (Bermuda)(c)	388,301
196,927	Halliburton Co.	6,260,309
35,195	Helix Energy Solutions Group, Inc.(b)	141,836
23,492	Helmerich & Payne, Inc.(c)	1,193,394
127,311	Hess Corp.	5,410,717
102,512	HollyFrontier Corp.	3,584,845
315,671	Key Energy Services, Inc.(b)(c)	101,236
176,151	Kinder Morgan, Inc.	2,897,684
348,658	Marathon Oil Corp.	3,392,442
214,008	Marathon Petroleum Corp.	8,943,394
304,871	McDermott International, Inc.(b)	841,444
94,113	Murphy Oil Corp.	1,845,556
172,660	Nabors Industries Ltd.	1,270,778
134,265	National Oilwell Varco, Inc.	4,368,983
51,637	Newfield Exploration Co.(b)	1,501,088
149,441	Noble Corp. PLC(c)	1,164,145

Schedule of Investments(a)

68,556	Noble Energy, Inc.	$2,219,158
246,567	Occidental Petroleum Corp.	16,971,207
17,932	Oceaneering International, Inc.	606,998
18,451	Oil States International, Inc.(b)	520,872
63,542	ONEOK, Inc.	1,582,831
64,932	Patterson-UTI Energy, Inc.	933,722
44,115	PBF Energy, Inc., Class A	1,543,584
21,413	Peabody Energy Corp.(c)	95,288
254,775	Phillips 66	20,420,216
12,206	Pioneer Natural Resources Co.	1,512,934
65,721	QEP Resources, Inc.	842,543
18,564	Range Resources Corp.(c)	548,752
64,595	Rowan Cos. PLC, Class A	817,127
229,746	Schlumberger Ltd.	16,603,743
9,185	SEACOR Holdings, Inc.(b)	422,602
136,805	Seventy Seven Energy, Inc.(b)(c)	58,635
16,996	SM Energy Co.(c)	237,604
65,235	Southwestern Energy Co.(b)(c)	579,939
161,329	Spectra Energy Corp.	4,428,481
35,365	Stone Energy Corp.(b)(c)	108,924
73,473	Superior Energy Services, Inc.	757,507
7,107	Targa Resources Corp.	159,694
12,647	Teekay Corp. (Bermuda)(c)	86,632
42,819	Tesoro Corp.	3,735,958
28,206	Tidewater, Inc.(c)	149,774
25,692	Unit Corp.(b)	267,968
262,607	Valero Energy Corp.	17,823,137
389,089	Weatherford International PLC(b)	2,622,460
23,187	Western Refining, Inc.	762,852
45,009	Whiting Petroleum Corp.(b)	330,816
97,595	Williams Cos., Inc. (The)	1,883,584
51,461	World Fuel Services Corp.	2,004,406
125,939	WPX Energy, Inc.(b)	682,589

		397,575,653

	Financials - 21.1%
4,890	Affiliated Managers Group, Inc.(b)	656,189
139,539	Aflac, Inc.	8,087,680
11,800	Alexandria Real Estate Equities, Inc. REIT	934,324
3,545	Alleghany Corp.(b)	1,694,226
30,104	Allied World Assurance Co. Holdings AG	1,101,505
134,727	Allstate Corp. (The)	8,164,456
348,608	Ally Financial, Inc.(b)	5,525,437
31,090	Ambac Financial Group, Inc.(b)	436,504
20,588	American Campus Communities, Inc. REIT	868,814
134,699	American Capital Agency Corp. REIT	2,299,312
21,234	American Equity Investment Life Holding Co.	386,246
163,895	American Express Co.	8,768,383
28,200	American Financial Group, Inc.	2,001,636
590,413	American International Group, Inc.	33,346,526
22,635	American Tower Corp. REIT	2,135,386
30,655	Ameriprise Financial, Inc.	2,778,876
544,415	Annaly Capital Management, Inc. REIT	5,171,943
40,713	Aon PLC	3,575,823
15,955	Apartment Investment & Management Co., Class A REIT	624,638
32,218	Arch Capital Group Ltd. (Bermuda)(b)	2,176,326
27,820	Arthur J. Gallagher & Co.	1,047,145
21,280	Aspen Insurance Holdings Ltd. (Bermuda)	989,733
44,243	Associated Banc-Corp.	776,465
39,117	Assurant, Inc.	3,180,603
46,224	Assured Guaranty Ltd.	1,099,207
15,899	AvalonBay Communities, Inc. REIT	2,726,520
37,196	Axis Capital Holdings Ltd.	2,005,236
3,867,499	Bank of America Corp.	54,686,436
11,046	Bank of Hawaii Corp.	661,987
277,158	Bank of New York Mellon Corp. (The)	10,038,663
19,152	BankUnited, Inc.	645,422
223,792	BB&T Corp.	7,309,047
427,597	Berkshire Hathaway, Inc., Class B(b)	55,489,263
19,929	BlackRock, Inc.	6,262,888
20,248	Boston Properties, Inc. REIT	2,353,020

44,876	Brandywine Realty Trust REIT	$575,759
22,476	Brixmor Property Group, Inc. REIT	598,311
20,580	Brown & Brown, Inc.	622,545
15,770	Camden Property Trust REIT	1,203,251
163,184	Capital One Financial Corp.	10,708,134
60,949	Capitol Federal Financial, Inc.	747,844
13,276	Care Capital Properties, Inc. REIT	397,483
41,612	CBL & Associates Properties, Inc. REIT	447,329
39,122	CBRE Group, Inc., Class A(b)	1,094,242
111,665	Charles Schwab Corp. (The)	2,850,807
67,785	Chimera Investment Corp. REIT	839,856
88,410	Chubb Ltd.	9,996,519
43,289	Cincinnati Financial Corp.	2,494,745
67,580	CIT Group, Inc.	1,983,473
1,132,305	Citigroup, Inc.	48,213,547
52,629	Citizens Financial Group, Inc.	1,118,366
70,343	CME Group, Inc., Class A	6,320,319
92,671	CNO Financial Group, Inc.	1,612,475
45,669	Columbia Property Trust, Inc. REIT	1,017,049
47,401	Comerica, Inc.	1,625,854
25,729	Commerce Bancshares, Inc.	1,058,234
96,873	Communications Sales & Leasing, Inc. REIT(b)	1,860,930
21,993	Corporate Office Properties Trust REIT	490,444
32,383	Corrections Corp. of America REIT	932,954
28,672	Crown Castle International Corp. REIT	2,471,526
13,407	Cullen/Frost Bankers, Inc.(c)	641,659
15,315	DCT Industrial Trust, Inc. REIT	548,124
45,407	DDR Corp. REIT	776,914
38,603	DiamondRock Hospitality Co. REIT	320,405
26,483	Digital Realty Trust, Inc. REIT	2,120,759
90,370	Discover Financial Services	4,138,042
22,850	Douglas Emmett, Inc. REIT	675,903
58,495	Duke Realty Corp. REIT	1,177,504
69,231	E*TRADE Financial Corp.(b)	1,631,082
21,197	East West Bancorp, Inc.	687,207
19,075	Eaton Vance Corp.	546,690
13,984	Endurance Specialty Holdings Ltd.	866,029
10,363	EPR Properties REIT	621,262
5,184	Equinix, Inc. REIT	1,609,995
47,589	Equity Commonwealth REIT(b)	1,279,668
50,073	Equity Residential REIT	3,860,128
4,231	Essex Property Trust, Inc. REIT	901,668
13,424	Everest Re Group Ltd.	2,402,091
9,044	Extra Space Storage, Inc. REIT	820,200
46,255	F.N.B. Corp.	557,373
7,287	Federal Realty Investment Trust REIT	1,099,098
23,708	Federated Investors, Inc., Class B	599,575
285,682	Fifth Third Bancorp	4,513,776
31,353	First American Financial Corp.	1,077,603
46,329	First Horizon National Corp.	589,768
169,111	First Niagara Financial Group, Inc.	1,655,597
16,557	First Republic Bank	1,125,876
48,140	FirstMerit Corp.	932,953
61,752	FNF Group	1,999,530
12,419	Four Corners Property Trust, Inc. REIT	209,881
68,993	Franklin Resources, Inc.	2,391,297
60,203	Fulton Financial Corp.	773,609
69,715	General Growth Properties, Inc. REIT	1,954,809
662,632	Genworth Financial, Inc., Class A(b)	1,842,117
13,354	Geo Group, Inc. (The) REIT	395,011
129,563	Goldman Sachs Group, Inc. (The)	20,932,198
26,687	Hancock Holding Co.	639,421
15,269	Hanover Insurance Group, Inc. (The)	1,244,271
202,390	Hartford Financial Services Group, Inc. (The)	8,132,030
44,253	Hatteras Financial Corp. REIT	542,542
91,783	HCP, Inc. REIT	3,298,681
19,961	Healthcare Realty Trust, Inc. REIT	579,667
17,907	Highwoods Properties, Inc. REIT	757,287
46,920	Hospitality Properties Trust REIT	1,106,843
119,624	Host Hotels & Resorts, Inc. REIT	1,656,792
179,187	Huntington Bancshares, Inc.	1,537,424

Schedule of Investments(a)

10,135	Intercontinental Exchange, Inc.	$2,673,613
76,581	Invesco Ltd.(d)	2,292,069
55,539	Invesco Mortgage Capital, Inc. REIT(d)	628,702
47,699	Iron Mountain, Inc. REIT	1,313,630
5,610	Jones Lang LaSalle, Inc.	789,439
1,305,383	JPMorgan Chase & Co.	77,670,289
19,019	Kemper Corp.	657,297
234,766	KeyCorp	2,619,989
10,184	Kilroy Realty Corp. REIT	568,980
70,944	Kimco Realty Corp. REIT	1,928,967
10,602	Lamar Advertising Co., Class A REIT	594,878
13,896	LaSalle Hotel Properties REIT	307,935
19,791	Legg Mason, Inc.	606,000
93,608	Leucadia National Corp.	1,550,148
57,365	Lexington Realty Trust REIT	420,485
36,091	Liberty Property Trust REIT	1,058,188
67,311	Lincoln National Corp.	2,656,092
123,754	Loews Corp.	4,580,136
15,982	LPL Financial Holdings, Inc.(c)	486,172
30,821	M&T Bank Corp.	3,395,858
19,479	Macerich Co. (The) REIT	1,518,778
50,047	Mack-Cali Realty Corp. REIT	1,040,477
2,504	Markel Corp.(b)	2,104,512
89,300	Marsh & McLennan Cos., Inc.	4,762,369
88,749	MBIA, Inc.(b)	591,068
31,073	McGraw Hill Financial, Inc.	2,641,826
11,114	Mercury General Corp.	516,023
325,715	MetLife, Inc.	14,543,175
136,777	MFA Financial, Inc. REIT	868,534
12,633	Mid-America Apartment Communities, Inc. REIT	1,185,228
14,424	Moody’s Corp.	1,285,755
329,827	Morgan Stanley	8,535,923
11,926	MSCI, Inc.	820,986
31,249	Nasdaq, Inc.	1,937,438
18,885	National Retail Properties, Inc. REIT	810,922
45,248	New Residential Investment Corp. REIT	515,375
182,577	New York Community Bancorp, Inc.	2,826,292
49,248	Northern Trust Corp.	3,057,316
5,897	NorthStar Realty Europe Corp. REIT	55,668
17,673	NorthStar Realty Finance Corp. REIT	209,779
65,006	Ocwen Financial Corp.(b)(c)	351,682
105,725	Old Republic International Corp.	1,911,508
15,764	OMEGA Healthcare Investors, Inc. REIT	499,876
33,637	Outfront Media, Inc. REIT	731,605
21,776	PartnerRe Ltd. (Bermuda)	3,057,350
27,140	PennyMac Mortgage Investment Trust REIT	367,747
120,782	People’s United Financial, Inc.(c)	1,735,637
68,793	PHH Corp.(b)	844,778
61,398	Piedmont Office Realty Trust, Inc., Class A REIT	1,136,477
38,991	Plum Creek Timber Co., Inc. REIT	1,579,525
150,927	PNC Financial Services Group, Inc. (The)	13,077,825
42,046	Popular, Inc.	1,057,036
11,923	Primerica, Inc.	536,654
75,458	Principal Financial Group, Inc.	2,867,404
17,919	ProAssurance Corp.	898,100
203,762	Progressive Corp. (The)	6,367,563
82,579	Prologis, Inc. REIT	3,259,393
13,355	Prosperity Bancshares, Inc.	566,252
179,546	Prudential Financial, Inc.	12,582,584
14,386	Public Storage REIT	3,647,714
20,349	Raymond James Financial, Inc.	891,490
38,553	Rayonier, Inc. REIT	813,083
29,279	Realogy Holdings Corp.(b)	960,351
26,579	Realty Income Corp. REIT	1,482,842
13,677	Regency Centers Corp. REIT	990,078
482,882	Regions Financial Corp.	3,921,002
27,152	Reinsurance Group of America, Inc.	2,287,013
11,341	RenaissanceRe Holdings Ltd. (Bermuda)	1,277,564
58,967	Retail Properties of America, Inc., Class A REIT	914,578

12,033	RLI Corp.	$713,557
21,279	RLJ Lodging Trust REIT	389,193
9,899	Ryman Hospitality Properties, Inc. REIT	464,758
38,841	Santander Consumer USA Holdings, Inc.(b)	405,888
50,265	Senior Housing Properties Trust REIT	727,837
5,287	Signature Bank(b)	736,691
32,452	Simon Property Group, Inc. REIT	6,045,159
11,698	SL Green Realty Corp. REIT	1,130,144
366,516	SLM Corp.(b)	2,345,702
50,686	Spirit Realty Capital, Inc. REIT	531,189
15,842	StanCorp Financial Group, Inc.	1,816,444
46,320	Starwood Property Trust, Inc. REIT	881,933
84,307	State Street Corp.	4,698,429
13,022	Stifel Financial Corp.(b)	435,716
158,971	SunTrust Banks, Inc.	5,815,159
6,780	SVB Financial Group(b)	686,950
33,731	Synchrony Financial(b)	958,635
31,232	Synovus Financial Corp.	953,513
36,033	T. Rowe Price Group, Inc.	2,556,541
7,836	Taubman Centers, Inc. REIT	556,669
44,000	TCF Financial Corp.	528,440
23,415	TD Ameritrade Holding Corp.	645,786
32,690	Torchmark Corp.	1,776,375
131,031	Travelers Cos., Inc. (The)	14,025,558
91,248	Two Harbors Investment Corp. REIT	693,485
375,781	U.S. Bancorp	15,053,787
38,786	UDR, Inc. REIT	1,380,394
106,124	Unum Group	3,039,391
31,112	Validus Holdings Ltd.	1,376,395
88,926	Valley National Bancorp	782,549
50,863	Ventas, Inc. REIT	2,813,741
28,558	Vornado Realty Trust REIT	2,526,241
67,378	Voya Financial, Inc.	2,060,419
30,377	W.R. Berkley Corp.	1,523,407
13,855	Waddell & Reed Financial, Inc., Class A	380,181
29,790	Washington Federal, Inc.	636,017
18,837	Webster Financial Corp.	624,823
20,416	Weingarten Realty Investors REIT	712,314
1,218,140	Wells Fargo & Co.	61,187,172
45,881	Welltower, Inc. REIT	2,854,716
165,916	Weyerhaeuser Co. REIT	4,249,109
14,868	Willis Towers Watson PLC	1,701,940
8,869	WP Carey, Inc. REIT	516,619
86,770	XL Group PLC	3,146,280
57,723	Zions Bancorporation	1,309,158

		814,693,646

	Health Care - 10.6%
256,604	Abbott Laboratories	9,712,461
140,184	AbbVie, Inc.	7,696,102
85,033	Aetna, Inc.	8,659,761
36,894	Agilent Technologies, Inc.	1,389,059
14,352	Alere, Inc.(b)	533,894
4,394	Alexion Pharmaceuticals, Inc.(b)	641,216
14,042	Allergan PLC(b)	3,993,966
76,389	Allscripts Healthcare Solutions, Inc.(b)	1,052,640
90,903	AmerisourceBergen Corp.	8,141,273
69,683	Amgen, Inc.	10,642,685
97,161	Anthem, Inc.	12,678,539
110,431	Baxalta, Inc.	4,418,344
110,431	Baxter International, Inc.	4,041,775
27,596	Becton, Dickinson and Co.	4,011,631
10,117	Biogen, Inc.(b)	2,762,548
5,059	Bio-Rad Laboratories, Inc., Class A(b)	645,579
138,119	Boston Scientific Corp.(b)	2,421,226
258,912	Bristol-Myers Squibb Co.	16,093,970
21,538	Brookdale Senior Living, Inc.(b)	350,639
7,623	C.R. Bard, Inc.	1,397,067
146,679	Cardinal Health, Inc.	11,935,270
24,393	Celgene Corp.(b)	2,447,106
19,417	Centene Corp.(b)	1,205,019
16,941	Cerner Corp.(b)	982,747
44,984	Cigna Corp.	6,009,862
57,581	Community Health Systems, Inc.(b)	1,236,840

Schedule of Investments(a)

4,195	Cooper Cos., Inc. (The)	$550,174
42,684	DaVita HealthCare Partners, Inc.(b)	2,864,950
19,425	DENTSPLY International, Inc.	1,143,938
12,772	Edwards Lifesciences Corp.(b)	998,898
214,431	Eli Lilly & Co.	16,961,492
7,306	Endo International PLC(b)	405,264
18,908	Envision Healthcare Holdings, Inc.(b)	417,867
175,910	Express Scripts Holding Co.(b)	12,642,652
65,330	Gilead Sciences, Inc.	5,422,390
18,319	Halyard Health, Inc.(b)	454,311
147,885	HCA Holdings, Inc.(b)	10,289,838
37,910	Health Net, Inc.(b)	2,510,400
12,144	HealthSouth Corp.	434,634
15,162	Henry Schein, Inc.(b)	2,296,133
19,611	Hologic, Inc.(b)	665,597
40,568	Humana, Inc.	6,604,065
3,089	Illumina, Inc.(b)	487,908
2,879	Intuitive Surgical, Inc.(b)	1,557,107
525,409	Johnson & Johnson	54,873,716
40,543	Kindred Healthcare, Inc.	391,645
17,485	Laboratory Corp. of America Holdings(b)	1,964,440
16,130	LifePoint Health, Inc.(b)	1,125,713
12,943	Magellan Health, Inc.(b)	737,751
6,589	Mallinckrodt PLC(b)	382,755
67,318	McKesson Corp.	10,836,852
13,567	MEDNAX, Inc.(b)	942,364
143,935	Medtronic PLC	10,927,545
618,181	Merck & Co., Inc.	31,323,231
2,247	Mettler-Toledo International, Inc.(b)	702,974
9,754	Molina Healthcare, Inc.(b)	535,592
43,059	Mylan NV(b)	2,268,779
34,730	Owens & Minor, Inc.	1,203,395
16,267	Patterson Cos., Inc.	690,697
78,153	PDL BioPharma, Inc.	245,400
16,356	PerkinElmer, Inc.	790,322
6,388	Perrigo Co. PLC	923,577
1,530,819	Pfizer, Inc.	46,674,671
36,944	Quest Diagnostics, Inc.	2,426,112
16,366	Quintiles Transnational Holdings, Inc.(b)	995,544
9,558	ResMed, Inc.	541,939
38,170	St. Jude Medical, Inc.	2,017,666
10,233	STERIS PLC	708,533
33,894	Stryker Corp.	3,360,590
6,552	Teleflex, Inc.	889,041
50,030	Tenet Healthcare Corp.(b)	1,356,814
40,920	Thermo Fisher Scientific, Inc.	5,403,895
3,640	United Therapeutics Corp.(b)	448,375
196,435	UnitedHealth Group, Inc.	22,621,455
15,581	Universal Health Services, Inc., Class B	1,755,044
12,462	Varian Medical Systems, Inc.(b)	961,194
10,619	VCA, Inc.(b)	544,436
7,882	Waters Corp.(b)	955,377
15,730	WellCare Health Plans, Inc.(b)	1,195,165
20,881	Zimmer Biomet Holdings, Inc.	2,072,648
33,294	Zoetis, Inc.	1,433,307

		409,037,391

	Industrials - 10.5%
92,500	3M Co.	13,967,500
22,734	ABM Industries, Inc.	682,702
47,791	ADT Corp. (The)(c)	1,413,658
51,744	AECOM(b)	1,419,855
38,914	AGCO Corp.	1,897,836
9,687	Allegion PLC	586,645
25,158	Allison Transmission Holdings, Inc.	598,509
18,980	American Airlines Group, Inc.	740,030
24,929	AMETEK, Inc.	1,172,910
37,851	Armstrong World Industries, Inc.(b)	1,464,077
41,654	Avis Budget Group, Inc.(b)	1,094,251
14,161	B/E Aerospace, Inc.	572,813
11,757	Babcock & Wilcox Enterprises, Inc.(b)	242,782
109,995	Boeing Co. (The)	13,213,699
26,050	Brink’s Co. (The)	765,870
23,576	BWX Technologies, Inc.	705,865

31,907	C.H. Robinson Worldwide, Inc.	$2,066,616
9,708	Carlisle Cos., Inc.	812,365
208,801	Caterpillar, Inc.	12,995,774
31,029	Chicago Bridge & Iron Co. NV(c)	1,204,546
14,481	Cintas Corp.	1,244,208
210,622	Civeo Corp.(b)	227,472
13,750	Clean Harbors, Inc.(b)	609,263
15,426	Colfax Corp.(b)	341,532
32,027	Covanta Holding Corp.	452,862
9,246	Crane Co.	441,589
193,535	CSX Corp.	4,455,176
34,864	Cummins, Inc.	3,133,925
9,196	Curtiss-Wright Corp.	634,524
69,127	Danaher Corp.	5,989,855
107,448	Deere & Co.	8,274,571
41,260	Delta Air Lines, Inc.	1,827,405
9,267	Deluxe Corp.	518,025
18,819	Donaldson Co., Inc.	530,319
35,534	Dover Corp.	2,076,962
5,439	Dun & Bradstreet Corp. (The)	535,306
99,438	Eaton Corp. PLC	5,022,613
19,887	EMCOR Group, Inc.	908,836
182,938	Emerson Electric Co.	8,411,489
8,452	EnerSys	409,330
12,453	Equifax, Inc.	1,317,527
19,643	Essendant, Inc.	586,540
6,895	Esterline Technologies Corp.(b)	542,706
38,198	Expeditors International of Washington, Inc.	1,723,494
43,653	Fastenal Co.(c)	1,770,566
53,206	FedEx Corp.	7,070,013
22,946	Flowserve Corp.	886,633
67,098	Fluor Corp.	3,012,029
19,340	Fortune Brands Home & Security, Inc.	939,731
15,182	FTI Consulting, Inc.(b)	514,518
11,075	GATX Corp.	453,854
17,503	Generac Holdings, Inc.(b)	497,435
85,402	General Cable Corp.	1,000,911
69,889	General Dynamics Corp.	9,349,052
2,913,513	General Electric Co.	84,783,228
7,892	Genesee & Wyoming, Inc., Class A(b)	391,285
46,873	Harsco Corp.	301,862
38,335	HD Supply Holdings, Inc.(b)	1,007,060
185,332	Hertz Global Holdings, Inc.(b)	1,682,815
12,628	Hexcel Corp.	522,547
123,177	Honeywell International, Inc.	12,711,866
8,937	Hubbell, Inc.	808,173
8,317	Huntington Ingalls Industries, Inc.	1,063,578
10,293	IDEX Corp.	746,345
6,370	IHS, Inc., Class A(b)	666,429
65,308	Illinois Tool Works, Inc.	5,882,292
49,568	Ingersoll-Rand PLC	2,551,265
13,582	ITT Corp.	440,736
11,062	J.B. Hunt Transport Services, Inc.	804,207
62,718	Jacobs Engineering Group, Inc.(b)	2,460,427
37,904	Joy Global, Inc.(c)	377,903
10,653	Kansas City Southern	755,085
20,507	KAR Auction Services, Inc.	685,344
103,162	KBR, Inc.	1,471,090
23,359	Kennametal, Inc.	413,454
11,887	Kirby Corp.(b)	602,077
21,706	KLX, Inc.(b)	634,466
29,556	L-3 Communications Holdings, Inc.	3,453,323
9,753	Lincoln Electric Holdings, Inc.	519,250
62,319	Lockheed Martin Corp.	13,149,309
27,994	Manitowoc Co., Inc. (The)(c)	440,626
35,441	ManpowerGroup, Inc.	2,705,920
52,793	Masco Corp.	1,393,207
31,016	MasTec, Inc.(b)	478,887
8,126	Moog, Inc., Class A(b)	376,478
61,267	MRC Global, Inc.(b)	615,733
9,053	MSC Industrial Direct Co., Inc., Class A	586,725
57,756	Navistar International Corp.(b)(c)	419,886

Schedule of Investments(a)

43,170	Nielsen Holdings PLC	$2,079,067
63,330	Norfolk Southern Corp.	4,464,765
48,096	Northrop Grumman Corp.	8,900,646
40,345	NOW, Inc.(b)(c)	547,078
9,328	Old Dominion Freight Line, Inc.(b)	511,454
18,393	Orbital ATK, Inc.	1,659,600
26,323	Oshkosh Corp.	866,816
41,599	Owens Corning	1,921,458
78,147	PACCAR, Inc.	3,834,673
30,237	Parker-Hannifin Corp.	2,937,827
28,948	Pentair PLC (United Kingdom)(c)	1,364,030
94,357	Pitney Bowes, Inc.	1,847,510
53,186	Quanta Services, Inc.(b)	994,578
126,554	R.R. Donnelley & Sons Co.	1,767,959
75,443	Raytheon Co.	9,674,810
10,214	Regal Beloit Corp.	574,129
91,568	Republic Services, Inc.	4,001,522
22,409	Rexnord Corp.(b)	366,835
14,667	Robert Half International, Inc.	641,975
19,392	Rockwell Automation, Inc.	1,853,293
21,164	Rockwell Collins, Inc.	1,711,744
9,497	Roper Technologies, Inc.	1,668,338
19,654	Ryder System, Inc.	1,045,003
14,475	Sensata Technologies Holding NV(b)	531,233
7,804	Snap-on, Inc.	1,260,814
19,634	Southwest Airlines Co.	738,631
22,964	Spirit AeroSystems Holdings, Inc., Class A(b)	973,674
13,266	SPX Corp.	123,374
13,266	SPX FLOW, Inc.(b)	316,261
34,423	Stanley Black & Decker, Inc.	3,247,466
6,670	Stericycle, Inc.(b)	802,735
7,017	Teledyne Technologies, Inc.(b)	570,131
37,394	Terex Corp.	837,626
56,692	Textron, Inc.	1,940,000
20,147	Timken Co. (The)	534,903
7,792	TransDigm Group, Inc.(b)	1,751,096
27,184	Trinity Industries, Inc.	582,281
15,671	Triumph Group, Inc.	399,611
23,851	Tutor Perini Corp.(b)	315,072
64,064	Tyco International PLC	2,203,161
105,681	Union Pacific Corp.	7,609,032
22,793	United Continental Holdings, Inc.(b)	1,100,446
133,871	United Parcel Service, Inc., Class B	12,476,777
16,377	United Rentals, Inc.(b)	784,622
178,375	United Technologies Corp.	15,641,704
5,699	Valmont Industries, Inc.	607,456
9,077	Verisk Analytics, Inc.(b)	662,621
9,843	W.W. Grainger, Inc.(c)	1,936,020
5,017	WABCO Holdings, Inc.(b)	449,774
16,884	Waste Connections, Inc.	1,012,534
118,529	Waste Management, Inc.	6,276,111
5,780	Watsco, Inc.	671,694
17,812	WESCO International, Inc.(b)	719,249
30,563	Xylem, Inc.	1,098,740
28,657	YRC Worldwide, Inc.(b)	296,313

		402,937,724

	Information Technology - 12.3%
89,006	Accenture PLC, Class A	9,393,693
112,987	Activision Blizzard, Inc.	3,934,207
35,267	Adobe Systems, Inc.(b)	3,143,348
340,460	Advanced Micro Devices, Inc.(b)(c)	749,012
14,128	Akamai Technologies, Inc.(b)	644,519
4,802	Alliance Data Systems Corp.(b)	959,392
26,090	Alphabet, Inc., Class A(b)	19,863,622
26,070	Alphabet, Inc., Class C(b)	19,368,706
23,454	Amdocs Ltd.	1,283,872
66,080	Amkor Technology, Inc.(b)	405,731
25,488	Amphenol Corp., Class A	1,263,440
44,323	Analog Devices, Inc.	2,387,237
13,278	Anixter International, Inc.(b)	656,464
8,317	ANSYS, Inc.(b)	733,476
456,494	Apple, Inc.	44,435,126

161,001	Applied Materials, Inc.	$2,841,668
64,118	Arrow Electronics, Inc.(b)	3,308,489
16,273	Autodesk, Inc.(b)	761,902
58,230	Automatic Data Processing, Inc.	4,838,331
11,626	Avago Technologies Ltd. (Singapore)	1,554,512
91,065	Avnet, Inc.	3,635,315
26,836	Benchmark Electronics, Inc.(b)	563,556
46,897	Booz Allen Hamilton Holding Corp.	1,326,716
15,466	Broadridge Financial Solutions, Inc.	828,359
72,612	Brocade Communications Systems, Inc.	579,444
75,054	CA, Inc.	2,156,301
9,491	CACI International, Inc., Class A(b)	788,417
24,375	CDW Corp.	937,219
12,125	Check Point Software Technologies Ltd. (Israel)(b)(c)	955,571
802,352	Cisco Systems, Inc.	19,087,954
22,625	Citrix Systems, Inc.(b)	1,594,158
48,065	Cognizant Technology Solutions Corp., Class A(b)	3,042,995
18,249	CommScope Holding, Inc.(b)	409,143
42,113	Computer Sciences Corp.	1,350,564
17,664	CoreLogic, Inc.(b)	630,605
266,694	Corning, Inc.	4,963,175
20,250	Cree, Inc.(b)(c)	567,608
42,113	CSRA, Inc.	1,127,786
19,667	Diebold, Inc.	545,169
6,421	DST Systems, Inc.	676,838
138,678	eBay, Inc.(b)	3,253,386
11,596	EchoStar Corp., Class A(b)	407,367
16,589	Electronic Arts, Inc.(b)	1,070,737
290,394	EMC Corp.	7,193,059
6,043	F5 Networks, Inc.(b)	566,713
46,542	Facebook, Inc., Class A(b)	5,222,478
38,509	Fairchild Semiconductor International, Inc.(b)	789,049
42,217	Fidelity National Information Services, Inc.	2,521,621
25,923	First Solar, Inc.(b)	1,779,873
30,119	Fiserv, Inc.(b)	2,848,053
386,066	Flextronics International Ltd.(b)	4,045,972
22,431	FLIR Systems, Inc.	655,882
30,803	Genpact Ltd.(b)	736,808
24,358	Harris Corp.	2,118,415
666,432	Hewlett Packard Enterprise Co.	9,170,104
677,875	HP, Inc.	6,582,166
142,958	Ingram Micro, Inc., Class A	4,031,416
26,348	Insight Enterprises, Inc.(b)	622,603
1,182,057	Intel Corp.	36,667,408
250,290	International Business Machines Corp.	31,233,689
18,858	Intuit, Inc.	1,801,128
99,045	Jabil Circuit, Inc.	1,971,986
103,994	Juniper Networks, Inc.	2,454,258
33,628	Keysight Technologies, Inc.(b)	786,895
28,866	KLA-Tencor Corp.	1,933,733
36,804	Knowles Corp.(b)(c)	500,534
18,100	Lam Research Corp.	1,299,399
24,177	Leidos Holdings, Inc.(c)	1,115,043
24,097	Lexmark International, Inc., Class A	679,776
30,081	Linear Technology Corp.	1,285,361
2,196	LinkedIn Corp., Class A(b)	434,610
84,136	Marvell Technology Group Ltd. (Bermuda)	744,604
42,274	MasterCard, Inc., Class A	3,763,654
55,422	Maxim Integrated Products, Inc.	1,851,095
36,215	Microchip Technology, Inc.	1,622,794
143,500	Micron Technology, Inc.(b)	1,582,805
1,150,187	Microsoft Corp.	63,363,802
34,062	Motorola Solutions, Inc.	2,274,320
48,674	NCR Corp.(b)	1,038,703
47,010	NetApp, Inc.	1,030,929
50,975	Nuance Communications, Inc.(b)	898,689
67,472	NVIDIA Corp.	1,976,255
16,942	NXP Semiconductors NV (Netherlands)(b)	1,266,923

Schedule of Investments(a)

76,419	ON Semiconductor Corp.(b)	$654,147
438,392	Oracle Corp.	15,918,014
51,308	Paychex, Inc.	2,455,601
138,678	PayPal Holdings, Inc.(b)	5,011,823
222,223	QUALCOMM, Inc.	10,075,591
9,202	Red Hat, Inc.(b)	644,600
16,150	salesforce.com, inc.(b)	1,099,169
30,448	SanDisk Corp.	2,152,674
51,855	Sanmina Corp.(b)	971,763
10,606	Science Applications International Corp.	452,028
56,661	Seagate Technology PLC(c)	1,646,002
9,677	Skyworks Solutions, Inc.	666,939
118,500	Symantec Corp.	2,351,040
16,535	SYNNEX Corp.	1,388,113
21,761	Synopsys, Inc.(b)	933,547
67,454	TE Connectivity Ltd. (Switzerland)	3,855,671
43,867	Tech Data Corp.(b)	2,737,301
24,790	Teradata Corp.(b)	603,389
41,654	Teradyne, Inc.	809,337
138,698	Texas Instruments, Inc.	7,341,285
21,519	Total System Services, Inc.	864,203
33,225	Trimble Navigation Ltd.(b)	640,910
40,805	Unisys Corp.(b)	400,705
17,313	Vantiv, Inc., Class A(b)	814,577
10,948	VeriSign, Inc.(b)(c)	827,669
112,562	Visa, Inc., Class A	8,384,743
63,742	Vishay Intertechnology, Inc.	730,483
30,414	Western Digital Corp.	1,459,264
118,994	Western Union Co. (The)	2,122,853
444,209	Xerox Corp.	4,331,038
43,937	Xilinx, Inc.	2,208,713
91,516	Yahoo!, Inc.(b)	2,700,637

		472,741,564

	Materials - 3.2%
32,305	Air Products & Chemicals, Inc.	4,093,367
11,126	Airgas, Inc.	1,557,640
159,157	AK Steel Holding Corp.(b)(c)	324,680
18,448	Albemarle Corp.	971,103
339,180	Alcoa, Inc.(c)	2,472,622
39,061	Allegheny Technologies, Inc.	366,392
11,992	AptarGroup, Inc.	874,217
15,639	Ashland, Inc.	1,481,952
29,571	Avery Dennison Corp.	1,800,578
18,624	Axiall Corp.	333,928
26,289	Ball Corp.	1,756,894
29,422	Bemis Co., Inc.	1,408,431
24,747	Berry Plastics Group, Inc.(b)	769,632
19,351	Cabot Corp.	780,619
29,621	Celanese Corp., Series A	1,885,969
45,729	CF Industries Holdings, Inc.	1,371,870
36,299	Chemours Co. (The)	143,018
23,397	Chemtura Corp.(b)	613,937
373,545	Cliffs Natural Resources, Inc.(b)(c)	601,407
70,710	Commercial Metals Co.	984,283
6,144	Compass Minerals International, Inc.	459,878
36,456	Constellium NV, Class A (Netherlands)(b)	228,215
35,792	Crown Holdings, Inc.(b)	1,642,137
35,069	Domtar Corp.	1,130,975
327,223	Dow Chemical Co. (The)	13,743,366
182,436	E.I. du Pont de Nemours & Co.	9,625,323
33,935	Eastman Chemical Co.	2,077,161
29,095	Ecolab, Inc.	3,138,478
17,491	FMC Corp.	624,779
713,720	Freeport-McMoRan, Inc.(c)	3,283,112
74,322	Graphic Packaging Holding Co.	844,298
13,026	Greif, Inc., Class A	344,277
64,762	Huntsman Corp.	558,896
9,455	International Flavors & Fragrances, Inc.	1,105,857
120,343	International Paper Co.	4,116,934
124,958	LyondellBasell Industries NV, Class A	9,742,975
6,251	Martin Marietta Materials, Inc.	785,001
60,746	Monsanto Co.	5,503,588
92,125	Mosaic Co. (The)	2,220,212

1,476	NewMarket Corp.	$559,803
222,625	Newmont Mining Corp.	4,443,595
110,587	Nucor Corp.	4,320,634
26,439	Olin Corp.	447,877
83,769	Owens-Illinois, Inc.(b)	1,083,971
13,037	Packaging Corp. of America	662,671
15,261	PolyOne Corp.	412,963
37,982	PPG Industries, Inc.	3,612,848
48,346	Praxair, Inc.	4,834,600
31,610	Reliance Steel & Aluminum Co.	1,799,873
34,111	Resolute Forest Products, Inc.(b)	192,386
24,782	RPM International, Inc.	972,694
27,571	Sealed Air Corp.	1,117,453
9,578	Sensient Technologies Corp.	571,519
6,647	Sherwin-Williams Co. (The)	1,699,438
10,022	Silgan Holdings, Inc.	529,863
27,957	Sonoco Products Co.	1,104,581
59,298	Southern Copper Corp. (Peru)(c)	1,537,004
81,325	Steel Dynamics, Inc.	1,492,314
94,205	United States Steel Corp.(c)	659,435
11,649	Valspar Corp. (The)	912,466
17,414	Vulcan Materials Co.	1,535,915
8,073	W.R. Grace & Co.(b)	656,658
39,766	WestRock Co.	1,402,944

		122,331,506

	Telecommunication Services - 4.3%
2,543,278	AT&T, Inc.	91,710,605
316,511	CenturyLink, Inc.	8,045,710
482,080	Frontier Communications Corp.(c)	2,193,464
68,326	Leap Wireless Corp.(b)	172,182
26,499	Level 3 Communications, Inc.(b)	1,293,416
68,104	Telephone & Data Systems, Inc.	1,579,331
54,830	T-Mobile US, Inc.(b)	2,201,424
1,190,304	Verizon Communications, Inc.	59,479,491
78,649	Windstream Holdings, Inc.(c)	453,805

		167,129,428

	Utilities - 5.6%
394,760	AES Corp. (The)	3,750,220
36,290	AGL Resources, Inc.	2,306,592
11,822	ALLETE, Inc.	625,384
31,763	Alliant Energy Corp.	2,075,394
97,218	Ameren Corp.	4,367,033
166,365	American Electric Power Co., Inc.	10,143,274
41,299	American Water Works Co., Inc.	2,680,718
25,737	Aqua America, Inc.	811,488
32,516	Atmos Energy Corp.	2,250,758
25,328	Avangrid, Inc.(b)	973,862
22,374	Avista Corp.	828,509
14,795	Black Hills Corp.(c)	729,098
115,098	Calpine Corp.(b)	1,762,150
179,919	CenterPoint Energy, Inc.	3,215,153
15,369	Cleco Corp.	816,709
80,706	CMS Energy Corp.	3,137,849
116,824	Consolidated Edison, Inc.	8,106,417
138,775	Dominion Resources, Inc.	10,015,392
60,443	DTE Energy Co.	5,138,259
212,005	Duke Energy Corp.	15,963,977
24,493	Dynegy, Inc.(b)	289,997
98,357	Edison International	6,078,463
85,710	Entergy Corp.	6,049,412
75,437	Eversource Energy	4,058,511
445,469	Exelon Corp.	13,172,518
244,132	FirstEnergy Corp.	8,071,004
61,992	Great Plains Energy, Inc.	1,728,337
37,026	Hawaiian Electric Industries, Inc.	1,107,818
12,736	IDACORP, Inc.	886,298
18,240	ITC Holdings Corp.	727,776
70,890	MDU Resources Group, Inc.	1,196,623
17,642	National Fuel Gas Co.	799,712
22,409	New Jersey Resources Corp.	789,245
101,367	NextEra Energy, Inc.	11,323,708
84,232	NiSource, Inc.	1,769,714
11,205	NorthWestern Corp.	625,687

Schedule of Investments(a)

148,987	NRG Energy, Inc.	$1,585,222
55,346	OGE Energy Corp.	1,451,726
17,140	ONE Gas, Inc.	969,438
101,553	Pepco Holdings, Inc.	2,709,434
158,002	PG&E Corp.	8,675,890
20,237	Piedmont Natural Gas Co., Inc.	1,198,840
38,996	Pinnacle West Capital Corp.	2,585,825
28,828	PNM Resources, Inc.	905,487
27,527	Portland General Electric Co.	1,069,974
217,236	PPL Corp.	7,616,294
181,653	Public Service Enterprise Group, Inc.	7,502,269
37,246	Questar Corp.	759,446
42,517	SCANA Corp.	2,676,445
53,151	Sempra Energy	5,036,057
299,427	Southern Co. (The)	14,647,969
14,811	Southwest Gas Corp.	871,331
27,168	Talen Energy Corp.(b)	194,251
91,937	TECO Energy, Inc.	2,493,331
56,052	UGI Corp.	1,905,768
26,780	Vectren Corp.	1,120,475
50,094	WEC Energy Group, Inc.	2,766,692
44,618	Westar Energy, Inc.	1,943,560
17,193	WGL Holdings, Inc.	1,148,320
166,491	Xcel Energy, Inc.	6,363,286

		216,570,389

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,794,445,365)-100.0%	3,853,744,963

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
47,319,909	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(e)(f) (Cost $47,319,909)	47,319,909

	Total Investments
	(Cost $3,841,765,274)(g)-101.2%	3,901,064,872
	Other assets less liabilities-(1.2)%	(46,662,010)

	Net Assets-100.0%	$3,854,402,862

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.	$3,386,416	$330,328	$(491,991)	$(1,004,348)	$71,664	$2,292,069	$66,073
Invesco Mortgage Capital, Inc. REIT	898,913	64,180	(100,055)	(225,796)	(8,540)	628,702	72,029

Total Investments in Affiliates	$4,285,329	$394,508	$(592,046)	$(1,230,144)	$63,124	$2,920,771	$138,102

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,889,358,642. The net unrealized appreciation was $11,706,230, which consisted of aggregate gross unrealized appreciation of $443,585,946 and aggregate gross unrealized depreciation of $431,879,716.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Consumer Discretionary - 17.0%
20,690	1-800-FLOWERS.COM, Inc., Class A(b)	$147,002
34,311	A. H. Belo Corp., Series A	205,180
475,264	Aeropostale, Inc.(b)(c)	123,569
23,172	AMC Entertainment Holdings, Inc., Class A	505,150
27,245	AMC Networks, Inc., Class A(b)	1,983,164
81,713	American Axle & Manufacturing Holdings, Inc.(b)	1,047,561
14,744	American Public Education, Inc.(b)	232,660
7,421	America’s Car-Mart, Inc.(b)	174,097
377,324	Arcos Dorados Holdings, Inc., Class A (Argentina)(b)(c)	1,079,147
13,276	Arctic Cat, Inc.	163,428
25,015	Ascent Capital Group, Inc., Series A(b)	284,921
11,771	Bassett Furniture Industries, Inc.	352,071
42,264	Beazer Homes USA, Inc.(b)	361,357
106,927	bebe stores, inc.(c)	41,295
102,771	Belmond Ltd., Class A (United Kingdom)(b)	869,443
47,738	Big 5 Sporting Goods Corp.	580,971
2,151	Biglari Holdings, Inc.(b)	813,465
14,201	BJ’s Restaurants, Inc.(b)	609,081
10,618	Blue Nile, Inc.(b)	369,400
30,321	Bob Evans Farms, Inc.	1,241,342
134,102	Bon-Ton Stores, Inc. (The)(c)	227,973
121,849	Boyd Gaming Corp.(b)	2,170,131
27,806	Bravo Brio Restaurant Group, Inc.(b)	239,410
47,868	Bridgepoint Education, Inc.(b)	320,716
20,951	Bright Horizons Family Solutions, Inc.(b)	1,470,132
37,944	Buckle, Inc. (The)(c)	1,078,368
6,702	Buffalo Wild Wings, Inc.(b)	1,020,715
11,671	Build-A-Bear Workshop, Inc.(b)	152,657
26,703	CalAtlantic Group, Inc.	867,580
60,932	Caleres, Inc.	1,637,852
58,440	Callaway Golf Co.	509,012
7,661	Capella Education Co.	336,395
304,123	Career Education Corp.(b)	875,874
23,234	Carmike Cinemas, Inc.(b)	515,330
13,827	Carriage Services, Inc.	306,821
62,927	Carrols Restaurant Group, Inc.(b)	840,705
21,469	Carter’s, Inc.	2,087,216
25,126	Cato Corp. (The), Class A	1,013,332
6,297	Cavco Industries, Inc.(b)	528,066
174,436	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	450,045
31,898	Cheesecake Factory, Inc. (The)	1,540,673
28,814	Children’s Place, Inc. (The)	1,875,791
44,757	China XD Plastics Co. Ltd. (China)(b)	134,719
25,756	Choice Hotels International, Inc.	1,126,052
57,611	Christopher & Banks Corp.(b)	99,667
8,427	Churchill Downs, Inc.	1,164,106
8,698	Chuy’s Holdings, Inc.(b)	297,385
16,199	Citi Trends, Inc.	334,671
83,839	Clear Channel Outdoor Holdings, Inc., Class A(b)	423,387

26,825	ClubCorp Holdings, Inc.	$321,095
14,967	Columbia Sportswear Co.	825,879
32,473	Conn’s, Inc.(b)(c)	400,067
29,476	Core-Mark Holding Co., Inc.	2,396,104
16,629	Cracker Barrel Old Country Store, Inc.(c)	2,182,224
130,890	Crocs, Inc.(b)	1,205,497
10,173	CSS Industries, Inc.	284,946
269,128	CTC Media, Inc. (Russia)(c)	522,108
160,384	Cumulus Media, Inc., Class A(b)	42,069
30,246	Deckers Outdoor Corp.(b)	1,495,967
19,469	Del Frisco’s Restaurant Group, Inc.(b)	308,389
50,758	Denny’s Corp.(b)	475,602
24,776	Destination Maternity Corp.	165,751
67,617	Destination XL Group, Inc.(b)	290,753
12,862	DineEquity, Inc.	1,092,241
23,881	Dixie Group, Inc. (The)(b)(c)	103,882
18,140	Domino’s Pizza, Inc.	2,066,690
13,841	Dorman Products, Inc.(b)(c)	599,315
74,396	DreamWorks Animation SKG, Inc., Class A(b)(c)	1,907,513
18,455	Drew Industries, Inc.	1,059,317
42,717	Dunkin’ Brands Group, Inc.	1,681,341
22,801	E.W. Scripps Co. (The), Class A	432,763
39,365	Entercom Communications Corp., Class A(b)	412,939
35,236	Entravision Communications Corp., Class A	262,861
25,465	Ethan Allen Interiors, Inc.(c)	679,915
57,310	EVINE Live, Inc.(b)	69,918
146,040	Express, Inc.(b)	2,476,838
36,219	Extended Stay America, Inc.	463,965
88,604	Federal-Mogul Holdings Corp.(b)	422,641
8,852	Fiesta Restaurant Group, Inc.(b)	322,213
61,153	Finish Line, Inc. (The), Class A	1,158,238
30,387	Five Below, Inc.(b)	1,070,534
10,708	Flexsteel Industries, Inc.	467,083
38,627	Francesca’s Holdings Corp.(b)	704,170
62,619	Fred’s, Inc., Class A	1,033,213
24,094	FTD Cos., Inc.(b)	595,122
50,225	Fuel Systems Solutions, Inc.(b)	196,380
11,504	Gentherm, Inc.(b)	460,275
22,572	G-III Apparel Group Ltd.(b)	1,114,154
25,227	Global Eagle Entertainment, Inc.(b)(c)	254,793
4,527	GoPro, Inc., Class A(b)(c)	51,834
18,142	Grand Canyon Education, Inc.(b)	683,046
63,517	Gray Television, Inc.(b)	835,249
31,001	Green Brick Partners, Inc.(b)(c)	182,286
117,571	Groupon, Inc., Class A(b)(c)	319,793
89,984	Harte-Hanks, Inc.	307,745
21,937	Haverty Furniture Cos., Inc.	415,706
23,455	Helen of Troy Ltd.(b)	2,096,173
112,802	hhgregg, Inc.(b)(c)	205,300
20,852	Hibbett Sports, Inc.(b)	670,600
19,526	Horizon Global Corp.(b)	186,473
16,024	Houghton Mifflin Harcourt Co.(b)	285,868
173,016	Hovnanian Enterprises, Inc., Class A(b)(c)	266,445
39,980	HSN, Inc.	1,881,459
32,763	Hyatt Hotels Corp., Class A(b)(c)	1,267,273
44,935	Iconix Brand Group, Inc.(b)(c)	298,368
18,139	IMAX Corp.(b)	563,397
27,557	International Speedway Corp., Class A	940,796
25,018	Interval Leisure Group, Inc.(c)	294,712
19,261	iRobot Corp.(b)(c)	653,526
45,319	Isle of Capri Casinos, Inc.(b)	573,739
279,616	ITT Educational Services, Inc.(b)(c)	757,759
22,581	Jack in the Box, Inc.	1,753,189
58,251	JAKKS Pacific, Inc.(b)(c)	433,970

Schedule of Investments(a)

34,675	John Wiley & Sons, Inc., Class A	$1,449,415
8,976	Johnson Outdoors, Inc., Class A	192,984
14,234	Journal Media Group, Inc.	171,093
50,613	K12, Inc.(b)	465,133
27,388	Kate Spade & Co.(b)	487,780
81,512	KB Home(c)	885,220
15,002	Kirkland’s, Inc.	177,474
21,001	Krispy Kreme Doughnuts, Inc.(b)	307,875
38,814	La Quinta Holdings, Inc.(b)	440,151
20,850	Lands’ End, Inc.(b)(c)	454,113
42,752	La-Z-Boy, Inc.	916,603
271,165	LeapFrog Enterprises, Inc., Class A(b)	162,699
97,653	Lee Enterprises, Inc.(b)(c)	141,597
16,963	LGI Homes, Inc.(b)(c)	372,507
48,060	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,073,180
18,443	Lifetime Brands, Inc.	220,947
30,404	Lions Gate Entertainment Corp.	795,065
17,775	Lithia Motors, Inc., Class A	1,361,032
18,188	Loral Space & Communications, Inc.(b)	628,395
21,832	Lululemon Athletica, Inc.(b)(c)	1,355,112
12,772	Lumber Liquidators Holdings, Inc.(b)(c)	164,887
34,729	M/I Homes, Inc.(b)	622,344
9,111	Madison Square Garden Co. (The), Class A(b)	1,403,823
26,721	Marcus Corp. (The)	506,096
18,248	MarineMax, Inc.(b)	308,574
16,673	Marriott Vacations Worldwide Corp.	823,479
7,341	Mattress Firm Holding Corp.(b)(c)	267,947
254,736	McClatchy Co. (The), Class A(b)	254,736
54,823	MDC Holdings, Inc.	1,192,948
35,582	Media General, Inc.(b)	577,852
38,100	Meredith Corp.	1,612,011
31,644	Meritage Homes Corp.(b)	1,044,568
22,916	Michaels Cos., Inc. (The)(b)	499,569
91,896	Modine Manufacturing Co.(b)	589,972
14,102	Monro Muffler Brake, Inc.	927,207
12,447	Motorcar Parts of America, Inc.(b)	427,803
20,197	Movado Group, Inc.	519,063
26,988	MSG Networks, Inc., Class A(b)	472,020
13,399	NACCO Industries, Inc., Class A	637,658
95,433	National CineMedia, Inc.	1,492,572
26,476	New Media Investment Group, Inc.	458,564
106,301	New York & Co., Inc.(b)	233,862
103,275	New York Times Co. (The), Class A	1,365,296
8,763	Nexstar Broadcasting Group, Inc., Class A	396,175
10,115	Noodles & Co., Class A(b)(c)	121,785
46,716	Norwegian Cruise Line Holdings Ltd.(b)	2,119,505
28,230	Nutrisystem, Inc.	559,236
19,545	Overstock.com, Inc.(b)	231,804
15,055	Oxford Industries, Inc.	1,051,742
155,740	Pacific Sunwear of California, Inc.(b)	35,509
11,384	Papa John’s International, Inc.	543,586
55,382	Penn National Gaming, Inc.(b)	782,548
160,675	Pep Boys-Manny, Moe & Jack (The)(b)	2,970,881
31,572	Perry Ellis International, Inc.(b)	600,184
18,239	PetMed Express, Inc.(c)	328,667
120,949	Pier 1 Imports, Inc.(c)	486,215
57,691	Pinnacle Entertainment, Inc.(b)	1,761,883
23,373	Pool Corp.	1,975,019
3,829	Popeyes Louisiana Kitchen, Inc.(b)	235,981
18,998	RCI Hospitality Holdings, Inc.(b)	157,113
25,832	Reading International, Inc., Class A(b)	280,536
9,970	Red Robin Gourmet Burgers, Inc.(b)	615,548
111,283	Regis Corp.(b)	1,662,568
9,628	Restoration Hardware Holdings, Inc.(b)	593,277
212,961	Ruby Tuesday, Inc.(b)	1,160,637

19,977	Ruth’s Hospitality Group, Inc.	$324,626
47,333	Scholastic Corp.(c)	1,624,942
72,630	Scientific Games Corp., Class A(b)(c)	429,970
60,245	Sears Hometown and Outlet Stores, Inc.(b)	419,305
28,832	Select Comfort Corp.(b)	607,202
16,095	ServiceMaster Global Holdings, Inc.(b)	679,370
19,863	Shoe Carnival, Inc.	460,623
25,004	Shutterfly, Inc.(b)	1,041,417
53,895	Sinclair Broadcast Group, Inc., Class A	1,778,535
30,507	Sizmek, Inc.(b)	104,029
68,442	Skechers U.S.A., Inc., Class A(b)	1,929,380
56,101	Smith & Wesson Holding Corp.(b)	1,209,538
29,786	SodaStream International Ltd. (Israel)(b)(c)	413,430
23,982	Sonic Corp.	704,591
35,624	Sotheby’s	836,808
39,011	Spartan Motors, Inc.	113,132
19,816	Speedway Motorsports, Inc.	373,928
52,236	Stage Stores, Inc.(c)	433,559
19,323	Standard Motor Products, Inc.	720,941
15,579	Starz, Class A(b)	442,911
66,919	Stein Mart, Inc.	492,524
47,663	Steven Madden Ltd.(b)	1,539,038
52,811	Stoneridge, Inc.(b)	597,292
3,147	Strattec Security Corp.	150,962
19,374	Strayer Education, Inc.(b)	1,034,378
24,932	Sturm Ruger & Co., Inc.	1,467,248
43,081	Superior Industries International, Inc.	793,121
41,488	Taylor Morrison Home Corp., Class A(b)	499,930
33,966	Tempur Sealy International, Inc.(b)	2,049,508
2,890	Tesla Motors, Inc.(b)(c)	552,568
29,998	Texas Roadhouse, Inc.	1,104,826
38,315	Thor Industries, Inc.	2,008,855
14,989	Tilly’s, Inc., Class A(b)	97,279
54,218	Tower International, Inc.(b)	1,248,098
64,018	Town Sports International Holdings, Inc.(b)	78,102
20,100	Townsquare Media, Inc., Class A(b)	188,940
20,636	TRI Pointe Homes, Inc.(b)	217,503
16,123	TripAdvisor, Inc., Class A(b)	1,076,371
23,901	Tuesday Morning Corp.(b)	133,129
27,893	Tumi Holdings, Inc.(b)	482,270
16,202	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,935,316
26,079	Under Armour, Inc., Class A(b)	2,227,929
20,247	Unifi, Inc.(b)	483,296
9,815	Universal Electronics, Inc.(b)	492,222
36,188	Universal Technical Institute, Inc.	138,600
19,305	Vail Resorts, Inc.	2,413,125
18,620	Vera Bradley, Inc.(b)	275,204
8,460	Vince Holding Corp.(b)(c)	43,738
25,003	Vitamin Shoppe, Inc.(b)	760,841
85,968	VOXX International Corp., Class A(b)	368,803
72,734	Weight Watchers International, Inc.(b)(c)	922,994
26,541	West Marine, Inc.(b)	219,494
7,815	Weyco Group, Inc.	209,442
17,625	William Lyon Homes, Class A(b)	191,408
17,457	Winnebago Industries, Inc.(c)	307,418
66,005	Wolverine World Wide, Inc.	1,116,145
40,350	World Wrestling Entertainment, Inc., Class A(c)	722,265
28,576	ZAGG, Inc.(b)	263,471
15,165	Zumiez, Inc.(b)	274,638

		174,736,709

	Consumer Staples - 4.4%
89,623	Adecoagro SA (Luxembourg)(b)	1,068,306
53,776	B&G Foods, Inc.	1,958,522
1,696	Boston Beer Co., Inc. (The), Class A(b)	304,008
11,389	Calavo Growers, Inc.	589,381
22,153	Cal-Maine Foods, Inc.(c)	1,118,062

Schedule of Investments(a)

128,713	Central Garden & Pet Co., Class A(b)	$1,778,814
15,194	Chefs’ Warehouse, Inc. (The)(b)	199,801
5,052	Coca-Cola Bottling Co. Consolidated	888,647
46,417	Coty, Inc., Class A(c)	1,142,322
17,158	Diamond Foods, Inc.(b)	629,699
76,625	Elizabeth Arden, Inc.(b)(c)	613,000
33,085	Fairway Group Holdings Corp., Class A(b)(c)	12,572
60,217	Fresh Del Monte Produce, Inc.	2,457,456
23,910	Fresh Market, Inc. (The)(b)	458,116
33,126	Hain Celestial Group, Inc. (The)(b)	1,205,124
162,443	HRG Group, Inc.(b)	1,972,058
17,066	Ingles Markets, Inc., Class A	654,652
15,025	Inter Parfums, Inc.	403,421
17,582	Inventure Foods, Inc.(b)(c)	98,811
7,964	J & J Snack Foods Corp.	859,953
11,201	John B. Sanfilippo & Son, Inc.	671,948
18,151	Lancaster Colony Corp.	1,845,594
31,282	Landec Corp.(b)	376,322
10,547	Medifast, Inc.	306,179
15,750	National Beverage Corp.(b)	651,105
14,523	Nature’s Sunshine Products, Inc.	124,607
11,853	Nutraceutical International Corp.(b)	280,916
6,221	Oil-Dri Corp. of America	233,287
42,136	Omega Protein Corp.(b)	951,852
7,300	Orchids Paper Products Co.	215,350
242,070	Pilgrim’s Pride Corp.(b)(c)	5,369,113
36,407	Post Holdings, Inc., Class A(b)	2,129,809
13,001	PriceSmart, Inc.	995,357
11,437	Revlon, Inc., Class A(b)	340,022
20,521	Sanderson Farms, Inc.(c)	1,666,716
277	Seaboard Corp.(b)	796,929
16,658	Seneca Foods Corp., Class A(b)	460,261
31,598	Smart & Final Stores, Inc.(b)	508,096
52,309	Snyder’s-Lance, Inc.(c)	1,651,395
60,241	SpartanNash Co.	1,236,145
14,306	Spectrum Brands Holdings, Inc.	1,359,642
30,925	Sprouts Farmers Market, Inc.(b)(c)	705,090
14,751	Tootsie Roll Industries, Inc., Class A(c)	484,128
3,531	USANA Health Sciences, Inc.(b)	448,084
80,532	Vector Group Ltd.(c)	1,878,006
12,348	Village Super Market, Inc., Class A	324,258
7,148	WD-40 Co.	738,388
17,192	Weis Markets, Inc.	698,339

		45,859,663

	Energy - 4.3%
61,326	Abraxas Petroleum Corp.(b)	69,912
4,111	Adams Resources & Energy, Inc.	138,417
118,274	Aegean Marine Petroleum Network, Inc. (Greece)(c)	842,111
99,951	Alon USA Energy, Inc.(c)	1,257,384
22,095	Antero Resources Corp.(b)(c)	600,321
93,379	Approach Resources, Inc.(b)(c)	120,459
174,535	Basic Energy Services, Inc.(b)(c)	401,430
21,869	Bonanza Creek Energy, Inc.(b)(c)	62,327
37,357	Bristow Group, Inc.	868,924
101,215	C&J Energy Services Ltd.(b)(c)	248,989
67,481	Callon Petroleum Co.(b)	462,245
34,270	CARBO Ceramics, Inc.(c)	567,169
24,198	Carrizo Oil & Gas, Inc.(b)	656,492
5,286	CHC Group Ltd. (Canada)(b)(c)	21,144
4,608	Cheniere Energy, Inc.(b)	138,470
8,469	Clayton Williams Energy, Inc.(b)(c)	145,497
85,549	Clean Energy Fuels Corp.(b)(c)	229,271
163,755	Cobalt International Energy, Inc.(b)	620,631
197,129	Comstock Resources, Inc.(b)(c)	344,976
22,725	Contango Oil & Gas Co.(b)	145,667

38,166	Continental Resources, Inc.(b)(c)	$805,684
17,484	Core Laboratories NV(c)	1,720,426
41,227	CVR Energy, Inc.(c)	1,443,770
61,866	DHT Holdings, Inc.	357,585
8,807	Diamondback Energy, Inc.(b)	665,369
25,561	Dril-Quip, Inc.(b)	1,498,897
11,401	Emerald Oil, Inc.(b)(c)	9,212
87,010	EP Energy Corp., Class A(b)(c)	325,417
31,007	Era Group, Inc.(b)	284,644
403,776	EXCO Resources, Inc.(b)(c)	480,493
79,429	Forum Energy Technologies, Inc.(b)	890,399
23,248	Frank’s International NV(c)	340,118
452,631	Frontline Ltd. (Norway)(c)	986,736
16,217	GasLog Ltd. (Monaco)(c)	121,141
28,554	Geospace Technologies Corp.(b)(c)	308,669
67,163	Green Plains, Inc.	1,272,739
22,519	Gulf Island Fabrication, Inc.	196,366
5,792	Gulfmark Offshore, Inc., Class A(b)(c)	21,952
45,068	Gulfport Energy Corp.(b)	1,331,759
93,543	Halcon Resources Corp.(b)(c)	51,449
101,696	Hornbeck Offshore Services, Inc.(b)(c)	826,788
21,921	InterOil Corp. (Singapore)(b)	668,591
319,271	ION Geophysical Corp.(b)	143,640
68,000	Kosmos Energy Ltd.(b)	310,760
83,070	Laredo Petroleum, Inc.(b)(c)	644,623
21,030	Matador Resources Co.(b)	337,111
39,380	Matrix Service Co.(b)	746,645
12,608	Memorial Resource Development Corp.(b)	200,593
47,914	Mitcham Industries, Inc.(b)	130,805
16,166	Natural Gas Services Group, Inc.(b)	305,861
135,459	Newpark Resources, Inc.(b)	659,685
122,418	Nordic American Tankers Ltd.(c)	1,555,933
17,101	North Atlantic Drilling Ltd. (Norway)(b)(c)	30,953
102,035	Northern Oil and Gas, Inc.(b)(c)	336,716
126,046	Oasis Petroleum, Inc.(b)(c)	674,346
198,339	Ocean Rig UDW, Inc. (Cyprus)(c)	228,090
224,884	Pacific Drilling SA(b)	89,077
43,513	Pacific Ethanol, Inc.(b)(c)	151,860
8,910	Panhandle Oil and Gas, Inc., Class A	128,571
424,431	Parker Drilling Co.(b)	581,470
29,962	PDC Energy, Inc.(b)	1,703,939
108,533	PetroQuest Energy, Inc.(b)	51,011
16,160	PHI, Inc.(b)	292,981
243,638	Pioneer Energy Services Corp.(b)	333,784
107,837	Renewable Energy Group, Inc.(b)	747,310
593,632	Resolute Energy Corp.(b)(c)	385,861
7,084	REX American Resources Corp.(b)	378,498
95,084	Rex Energy Corp.(b)(c)	70,666
50,948	Rice Energy, Inc.(b)	594,563
74,599	RPC, Inc.(c)	930,250
11,791	RSP Permian, Inc.(b)	277,678
56,804	Sanchez Energy Corp.(b)(c)	205,630
121,351	Scorpio Tankers, Inc. (Monaco)	740,241
19,175	SemGroup Corp., Class A	424,535
111,217	Ship Finance International Ltd. (Norway)(c)	1,489,196
73,410	StealthGas, Inc. (Greece)(b)(c)	198,207
119,470	Teekay Tankers Ltd., Class A (Bermuda)	545,978
86,800	Tesco Corp.	590,240
269,564	TETRA Technologies, Inc.(b)	1,668,601
81,223	Triangle Petroleum Corp.(b)(c)	36,859
159,859	Tsakos Energy Navigation Ltd. (Greece)	930,379
35,885	Ultra Petroleum Corp.(b)(c)	81,100
28,443	US Silica Holdings, Inc.(c)	530,462
108,335	VAALCO Energy, Inc.(b)	152,752
35,228	Voc Energy Trust(c)	96,525
167,230	W&T Offshore, Inc.(b)(c)	326,099
307,402	Warren Resources, Inc.(b)(c)	49,184

Schedule of Investments(a)

17,129	Westmoreland Coal Co.(b)(c)	$95,580
162,471	Willbros Group, Inc.(b)	315,194

		44,050,082

	Financials - 24.8%
20,214	1st Source Corp.	610,867
30,677	Acadia Realty Trust REIT	1,046,086
45,364	AG Mortgage Investment Trust, Inc. REIT	532,120
11,976	Agree Realty Corp. REIT	442,154
22,402	Alexander & Baldwin, Inc.	678,781
1,407	Alexander’s, Inc. REIT	513,555
20,083	Altisource Portfolio Solutions SA(b)(c)	580,399
42,689	Altisource Residential Corp. REIT	424,756
23,050	American Assets Trust, Inc. REIT	861,840
72,587	American Capital Mortgage Investment Corp. REIT	945,809
116,296	American Homes 4 Rent, Class A REIT	1,743,277
9,905	American National Bankshares, Inc.	247,625
11,029	American National Insurance Co.	1,071,798
17,202	American Residential Properties, Inc. REIT	291,402
14,624	Ameris Bancorp	423,072
12,029	AMERISAFE, Inc.	613,599
17,991	AmTrust Financial Services, Inc.	1,028,905
364,663	Anworth Mortgage Asset Corp. REIT	1,553,464
46,477	Apollo Commercial Real Estate Finance, Inc. REIT	738,984
48,373	Apollo Residential Mortgage, Inc. REIT	524,847
31,836	Ares Commercial Real Estate Corp. REIT	339,372
44,609	Argo Group International Holdings Ltd.	2,535,129
23,973	Arlington Asset Investment Corp., Class A(c)	266,100
20,484	Armada Hoffler Properties, Inc. REIT	220,613
57,979	ARMOUR Residential REIT, Inc. REIT	1,130,011
14,080	Arrow Financial Corp.	387,482
78,940	Ashford Hospitality Trust, Inc. REIT	438,906
3,238	Associated Capital Group, Inc., Class A(b)	87,685
149,059	Astoria Financial Corp.	2,255,263
9,677	Baldwin & Lyons, Inc., Class B	239,312
25,737	Banc of California, Inc.	388,629
7,609	BancFirst Corp.	425,647
33,197	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	774,154
57,808	Bancorp, Inc. (The)(b)	260,136
91,601	BancorpSouth, Inc.	1,912,629
44,126	Bank Mutual Corp.	347,713
4,836	Bank of Marin Bancorp	261,047
26,155	Bank of the Ozarks, Inc.	1,159,713
13,088	Banner Corp.	543,152
63,708	BBCN Bancorp, Inc.	968,362
70,181	Beneficial Bancorp, Inc.(b)	908,844
28,826	Berkshire Hills Bancorp, Inc.	800,786
140,178	BGC Partners, Inc., Class A	1,282,629
28,189	Blackstone Mortgage Trust, Inc., Class A REIT	698,523
19,662	BNC Bancorp	456,552
17,369	BofI Holding, Inc.(b)(c)	298,052
27,162	BOK Financial Corp.(c)	1,358,372
68,236	Boston Private Financial Holdings, Inc.	706,243
10,248	Bridge Bancorp, Inc.	298,319
101,325	Brookline Bancorp, Inc.	1,130,787
11,757	Bryn Mawr Bank Corp.	308,386
6,013	C&F Financial Corp.	229,997
50,919	Calamos Asset Management, Inc., Class A	488,313
7,602	Camden National Corp.	319,056
87,346	Campus Crest Communities, Inc. REIT(b)	604,434
10,033	Capital Bank Financial Corp., Class A	305,505
193,712	Capstead Mortgage Corp. REIT	1,809,270

22,661	Cardinal Financial Corp.	$432,145
38,300	Cash America International, Inc.	1,146,702
17,358	CatchMark Timber Trust, Inc., Class A REIT	189,029
52,739	Cathay General Bancorp	1,476,692
31,055	CBOE Holdings, Inc.	2,068,884
73,412	Cedar Realty Trust, Inc. REIT	518,289
25,433	Centerstate Banks, Inc.	360,894
12,762	Central Pacific Financial Corp.	267,364
26,440	Charter Financial Corp.	355,354
11,092	Chatham Lodging Trust REIT	209,195
38,199	Chemical Financial Corp.	1,217,020
31,376	Chesapeake Lodging Trust REIT	788,165
14,664	Citizens & Northern Corp.	295,480
41,479	Citizens, Inc., Class A(b)(c)	268,784
17,684	City Holding Co.	786,231
17,154	Clifton Bancorp, Inc.	247,532
40,171	CNA Financial Corp.	1,334,882
12,216	CNB Financial Corp.	222,209
24,321	CoBiz Financial, Inc.	267,288
12,161	Cohen & Steers, Inc.	367,505
58,401	Colony Capital, Inc., Class A REIT	1,006,249
32,979	Colony Starwood Homes REIT	709,708
44,437	Columbia Banking System, Inc.	1,316,668
40,665	Community Bank System, Inc.	1,530,631
20,300	Community Trust Bancorp, Inc.	707,252
10,115	ConnectOne Bancorp, Inc.	168,212
39,315	Consumer Portfolio Services, Inc.(b)	174,559
6,578	CorEnergy Infrastructure Trust, Inc. REIT(c)	103,932
12,132	CoreSite Realty Corp. REIT	778,146
127,320	Cousins Properties, Inc. REIT	1,097,498
68,973	Cowen Group, Inc., Class A(b)	197,263
23,095	Crawford & Co., Class B	105,082
4,178	Credit Acceptance Corp.(b)	747,695
61,631	CubeSmart REIT	1,928,434
21,741	Customers Bancorp, Inc.(b)	545,699
84,532	CVB Financial Corp.	1,294,185
18,174	CyrusOne, Inc. REIT	669,712
171,818	CYS Investments, Inc. REIT	1,183,826
2,381	Diamond Hill Investment Group, Inc.	402,508
42,299	Dime Community Bancshares, Inc.	727,120
46,301	DuPont Fabros Technology, Inc. REIT	1,535,804
98,004	Dynex Capital, Inc. REIT	588,024
12,821	Eagle Bancorp, Inc.(b)	605,664
22,895	EastGroup Properties, Inc. REIT	1,222,364
27,491	Education Realty Trust, Inc. REIT	1,074,348
28,319	eHealth, Inc.(b)	297,066
26,704	Empire State Realty Trust, Inc., Class A REIT	441,951
38,531	Employers Holdings, Inc.	959,807
25,450	Encore Capital Group, Inc.(b)(c)	583,314
23,678	Enova International, Inc.(b)	131,886
9,680	Enstar Group Ltd. (Bermuda)(b)	1,544,444
18,235	Enterprise Financial Services Corp.	517,692
31,754	Equity Lifestyle Properties, Inc. REIT	2,093,224
47,081	Equity One, Inc. REIT	1,305,085
15,872	Essent Group Ltd.(b)	285,220
81,182	EverBank Financial Corp.	1,142,231
17,335	Evercore Partners, Inc., Class A	783,022
164,348	EZCORP, Inc., Class A(b)	499,618
11,621	FactSet Research Systems, Inc.	1,751,285
14,677	FBL Financial Group, Inc., Class A	896,178
11,174	FBR & Co.	204,596
13,612	Federal Agricultural Mortgage Corp., Class C	443,887
41,742	FelCor Lodging Trust, Inc. REIT	290,524

Schedule of Investments(a)

30,010	Fidelity & Guaranty Life	$751,751
16,012	Fidelity Southern Corp.	252,990
8,376	Financial Engines, Inc.(c)	225,901
14,701	Financial Institutions, Inc.	403,542
154,001	First BanCorp(b)	400,403
20,198	First Bancorp/Southern Pines NC	378,713
26,152	First Busey Corp.	481,981
20,841	First Cash Financial Services, Inc.(b)	739,856
6,241	First Citizens BancShares, Inc., Class A	1,535,660
107,710	First Commonwealth Financial Corp.	940,308
19,354	First Community Bancshares, Inc.	359,017
13,501	First Connecticut Bancorp, Inc.	219,661
11,064	First Defiance Financial Corp.	430,722
102,358	First Financial Bancorp	1,637,728
40,859	First Financial Bankshares, Inc.(c)	1,067,237
14,194	First Financial Corp.	469,112
48,827	First Industrial Realty Trust, Inc. REIT	1,005,348
23,829	First Interstate BancSystem, Inc., Class A	642,192
29,119	First Merchants Corp.	665,660
69,761	First Midwest Bancorp, Inc.	1,215,934
10,128	First of Long Island Corp. (The)	294,016
88,407	First Potomac Realty Trust REIT	865,505
45,304	Flagstar Bancorp, Inc.(b)	844,920
39,117	Flushing Financial Corp.	860,574
61,637	Forest City Realty Trust, Inc., Class A REIT(b)	1,214,249
66,114	Forestar Group, Inc.(b)	600,315
109,320	Franklin Street Properties Corp. REIT	1,066,963
41,282	FXCM, Inc., Class A(b)(c)	480,522
29,087	Gain Capital Holdings, Inc.	202,446
3,238	GAMCO Investors, Inc., Class A	94,161
12,760	Gaming and Leisure Properties, Inc. REIT	332,781
10,653	German American Bancorp, Inc.	338,978
34,500	Getty Realty Corp. REIT	616,860
69,911	Glacier Bancorp, Inc.	1,649,200
22,538	Gladstone Commercial Corp. REIT	322,293
10,165	Global Indemnity PLC, Class A(b)	305,662
70,416	Government Properties Income Trust REIT	966,812
210,642	Gramercy Property Trust REIT	1,539,793
12,866	Great Southern Bancorp, Inc.	510,394
38,970	Green Dot Corp., Class A(b)	692,497
32,313	Greenhill & Co., Inc.	768,403
39,732	Greenlight Capital Re Ltd., Class A(b)	771,595
17,322	Hallmark Financial Services, Inc.(b)	188,810
23,118	Hanmi Financial Corp.	501,661
7,195	HCI Group, Inc.	239,234
83,560	Healthcare Trust of America, Inc., Class A REIT	2,343,022
20,055	Heritage Financial Corp.	363,196
38,852	Hersha Hospitality Trust REIT	682,630
12,844	HFF, Inc., Class A(b)	366,953
54,585	Hilltop Holdings, Inc.(b)	871,722
28,760	Home BancShares, Inc.	1,113,300
11,981	HomeStreet, Inc.(b)	245,371
26,084	HomeTrust Bancshares, Inc.(b)	482,554
57,448	Horace Mann Educators Corp.	1,764,803
9,587	Horizon Bancorp	246,098
13,689	Howard Hughes Corp. (The)(b)	1,300,866
22,691	Hudson Pacific Properties, Inc. REIT	576,578
27,476	IBERIABANK Corp.	1,314,727
16,403	Independent Bank Corp.	248,341
20,404	Independent Bank Corp./MA(c)	932,667
16,977	Infinity Property & Casualty Corp.	1,347,804
100,808	Inland Real Estate Corp. REIT	1,079,654
12,795	Interactive Brokers Group, Inc., Class A	412,895
74,144	International Bancshares Corp.	1,719,399

17,715	INTL FCStone, Inc.(b)	$499,386
28,031	Investment Technology Group, Inc.	482,414
126,012	Investors Bancorp, Inc.	1,473,080
173,805	Investors Real Estate Trust REIT(c)	1,133,209
50,985	iStar, Inc. REIT(b)	532,283
114,893	Janus Capital Group, Inc.(c)	1,446,503
31,513	JG Wentworth Co. (The), Class A(b)(c)	44,118
93,610	KCG Holdings, Inc., Class A(b)	956,694
17,975	Kennedy-Wilson Holdings, Inc.	364,533
28,481	Kite Realty Group Trust REIT	754,747
52,482	Ladenburg Thalmann Financial Services, Inc.(b)	123,333
40,360	Lakeland Bancorp, Inc.	452,436
13,676	Lakeland Financial Corp.	598,872
28,488	LegacyTexas Financial Group, Inc.	556,371
20,577	LTC Properties, Inc. REIT	916,294
92,249	Maiden Holdings Ltd.	1,180,787
19,732	MainSource Financial Group, Inc.	437,656
8,787	MarketAxess Holdings, Inc.	1,021,313
41,393	Markit Ltd.(b)	1,173,905
10,287	Marlin Business Services Corp.	161,197
44,891	MB Financial, Inc.	1,397,008
122,642	Medical Properties Trust, Inc. REIT	1,349,062
10,165	Mercantile Bank Corp.	227,188
6,707	Meta Financial Group, Inc.	290,816
12,144	Metro Bancorp, Inc.	346,347
151,486	MGIC Investment Corp.(b)	1,002,837
37,746	Monmouth Real Estate Investment Corp. REIT(c)	388,029
8,044	Morningstar, Inc.	646,818
90,616	Nam Tai Property, Inc. (China)(c)	480,265
6,116	National Bankshares, Inc.(c)	211,552
13,699	National Health Investors, Inc. REIT	831,255
11,133	National Interstate Corp.	273,092
114,269	National Penn Bancshares, Inc.	1,302,667
2,293	National Western Life Group, Inc., Class A	529,064
10,386	Nationstar Mortgage Holdings, Inc.(b)(c)	104,899
15,502	Navigators Group, Inc. (The)(b)	1,358,130
58,016	NBT Bancorp, Inc.	1,502,614
20,714	Nelnet, Inc., Class A	672,584
104,381	New York Mortgage Trust, Inc. REIT(c)	505,204
119,569	New York REIT, Inc. REIT	1,229,169
27,988	NewBridge Bancorp, Class A	316,824
54,954	Newcastle Investment Corp. REIT	195,636
21,146	Nicholas Financial, Inc.(b)	218,861
51,643	Northfield Bancorp, Inc.	799,434
10,317	Northrim Bancorp, Inc.	238,426
157,402	Northwest Bancshares, Inc.	1,978,543
13,012	OceanFirst Financial Corp.	230,573
44,957	OFG Bancorp(c)	252,658
114,601	Old National Bancorp	1,411,884
14,708	One Liberty Properties, Inc. REIT	304,750
41,218	OneBeacon Insurance Group Ltd., Class A	529,239
21,574	OneMain Holdings, Inc.(b)	570,201
18,787	Oppenheimer Holdings, Inc., Class A	288,005
54,795	Oritani Financial Corp.	916,172
17,592	Pacific Continental Corp.	283,935
14,772	Pacific Premier Bancorp, Inc.(b)	303,269
25,699	PacWest Bancorp	943,410
14,789	Park National Corp.	1,303,059
30,398	Park Sterling Corp.	222,513
47,238	Parkway Properties, Inc. REIT	636,296
10,749	Peapack-Gladstone Financial Corp.	231,748
25,377	Pebblebrook Hotel Trust REIT	619,706
5,759	Penns Woods Bancorp, Inc.	226,559

Schedule of Investments(a)

61,053	Pennsylvania Real Estate Investment Trust REIT	$1,195,418
14,542	Peoples Bancorp, Inc.	249,541
17,783	Phoenix Cos., Inc. (The)(b)	653,525
11,926	Physicians Realty Trust REIT	203,577
28,633	PICO Holdings, Inc.(b)	251,398
18,094	Pinnacle Financial Partners, Inc.	901,986
19,483	Piper Jaffray Cos.(b)	662,422
32,276	Post Properties, Inc. REIT	1,849,092
39,263	Potlatch Corp. REIT	1,132,345
28,633	PRA Group, Inc.(b)(c)	851,832
46,235	PrivateBancorp, Inc.	1,739,823
74,406	Provident Financial Services, Inc.	1,461,334
14,640	PS Business Parks, Inc. REIT	1,267,531
5,866	QTS Realty Trust, Inc., Class A REIT	271,009
65,526	Radian Group, Inc.	659,192
103,540	RAIT Financial Trust REIT	265,062
53,989	Ramco-Gershenson Properties Trust REIT	922,672
13,759	RE/MAX Holdings, Inc., Class A	479,088
103,942	Redwood Trust, Inc. REIT	1,119,455
23,289	Regional Management Corp.(b)	308,812
33,107	Renasant Corp.	1,051,147
11,671	Republic Bancorp, Inc., Class A	311,732
22,330	Resource America, Inc., Class A	97,359
62,844	Resource Capital Corp. REIT(c)	654,834
43,311	Retail Opportunity Investments Corp. REIT	800,820
14,222	Rexford Industrial Realty, Inc. REIT	231,676
1,454	RMR Group, Inc. (The), Class A(b)	30,316
23,947	Rouse Properties, Inc. REIT(c)	419,073
29,266	S&T Bancorp, Inc.	790,475
40,423	Sabra Health Care REIT, Inc. REIT	742,166
13,321	Safeguard Scientifics, Inc.(b)	173,173
22,613	Safety Insurance Group, Inc.	1,275,825
26,226	Sandy Spring Bancorp, Inc.	697,612
10,042	Saul Centers, Inc. REIT	510,837
49,805	SEI Investments Co.	1,954,348
39,208	Select Income REIT	741,031
77,914	Selective Insurance Group, Inc.	2,439,487
11,131	Sierra Bancorp	202,584
25,028	Silver Bay Realty Trust Corp. REIT	349,391
15,549	Simmons First National Corp., Class A	688,976
16,300	South State Corp.	1,089,655
22,549	Southside Bancshares, Inc.	508,029
19,112	Southwest Bancorp, Inc.	319,935
17,233	Sovran Self Storage, Inc. REIT	1,941,814
28,910	St. Joe Co. (The)(b)	459,958
23,968	STAG Industrial, Inc., Class A REIT	405,778
20,366	State Auto Financial Corp.	444,590
22,405	State Bank Financial Corp.	431,520
41,469	Sterling Bancorp	651,478
35,663	Stewart Information Services Corp.	1,264,610
11,898	Stock Yards Bancorp, Inc.	464,974
6,763	Stonegate Bank	214,184
11,201	Suffolk Bancorp	313,516
60,560	Summit Hotel Properties, Inc. REIT	614,684
18,963	Sun Communities, Inc. REIT	1,262,746
101,312	Sunstone Hotel Investors, Inc. REIT	1,203,587
16,947	Talmer Bancorp, Inc., Class A	272,169
56,420	Tanger Factory Outlet Centers, Inc. REIT	1,804,876
8,454	Tejon Ranch Co.(b)	165,360
12,428	Territorial Bancorp, Inc.	331,206
35,115	Texas Capital Bancshares, Inc.(b)	1,253,606
49,033	TFS Financial Corp.	855,626
28,961	Third Point Reinsurance Ltd. (Bermuda)(b)	337,396
10,450	Tompkins Financial Corp.	585,409
23,269	TowneBank	443,740

19,357	TriCo Bancshares	$493,797
119,538	TrustCo Bank Corp. NY	657,459
99,474	Trustmark Corp.	2,152,617
36,240	UMB Financial Corp.	1,699,656
25,381	UMH Properties, Inc. REIT	239,343
133,344	Umpqua Holdings Corp.	1,930,821
29,486	Union Bankshares Corp.	677,293
47,612	United Bankshares, Inc.(c)	1,598,811
35,801	United Community Banks, Inc.	646,566
55,359	United Community Financial Corp.	339,351
32,598	United Financial Bancorp, Inc.	368,357
31,768	United Fire Group, Inc.	1,227,198
7,103	Universal Health Realty Income Trust REIT	361,045
17,720	Universal Insurance Holdings, Inc.(c)	332,073
23,724	Univest Corp. of Pennsylvania	466,888
23,701	Urstadt Biddle Properties, Inc., Class A REIT	481,130
118,946	VEREIT, Inc. REIT	917,074
3,897	Virtus Investment Partners, Inc.(c)	342,936
29,906	Walker & Dunlop, Inc.(b)	716,548
100,606	Walter Investment Management Corp.(b)(c)	994,993
77,147	Washington REIT	1,946,419
14,351	Washington Trust Bancorp, Inc.	566,290
26,829	Waterstone Financial, Inc.	371,582
32,833	WesBanco, Inc.	952,814
30,795	Westamerica Bancorp.(c)	1,344,818
33,281	Western Alliance Bancorp(b)	1,084,295
80,485	Western Asset Mortgage Capital Corp. REIT(c)	789,558
4,577	Westwood Holdings Group, Inc.	216,950
21,748	Whitestone REIT	239,663
53,153	Wilshire Bancorp, Inc.	562,890
32,570	Winthrop Realty Trust REIT	429,273
46,857	Wintrust Financial Corp.	1,972,211
13,251	World Acceptance Corp.(b)(c)	383,484
17,854	WSFS Financial Corp.	518,837

		254,985,554

	Health Care - 7.8%
5,222	Abaxis, Inc.	227,418
3,259	ABIOMED, Inc.(b)	278,090
8,769	Acadia Healthcare Co., Inc.(b)	535,172
22,924	Accuray, Inc.(b)(c)	122,185
20,948	Aceto Corp.	478,662
13,385	Acorda Therapeutics, Inc.(b)	492,836
32,579	Affymetrix, Inc.(b)	457,083
23,131	Air Methods Corp.(b)	900,721
6,751	Akorn, Inc.(b)	175,458
11,968	Albany Molecular Research, Inc.(b)	195,318
14,473	Align Technology, Inc.(b)	957,244
15,118	Alkermes PLC(b)	483,927
11,796	Alliance HealthCare Services, Inc.(b)	88,234
12,111	Almost Family, Inc.(b)	463,125
1,947	Alnylam Pharmaceuticals, Inc.(b)	134,226
38,418	Amedisys, Inc.(b)	1,373,443
27,856	AMN Healthcare Services, Inc.(b)	784,704
35,912	AmSurg Corp.(b)	2,628,399
7,913	Analogic Corp.	586,116
27,044	AngioDynamics, Inc.(b)	306,138
4,014	Anika Therapeutics, Inc.(b)	151,007
24,054	ARIAD Pharmaceuticals, Inc.(b)	120,751
5,033	athenahealth, Inc.(b)(c)	713,679
1,050	Atrion Corp.	394,296
11,727	BioMarin Pharmaceutical, Inc.(b)	868,033
149,037	BioScrip, Inc.(b)(c)	266,776
14,270	Bio-Techne Corp.	1,179,986
77,790	Bruker Corp.(b)	1,737,051

Schedule of Investments(a)

12,953	Cambrex Corp.(b)	$448,692
8,031	Cantel Medical Corp.	476,800
16,550	Capital Senior Living Corp.(b)	303,362
17,649	Catalent, Inc.(b)	415,281
10,535	Celldex Therapeutics, Inc.(b)(c)	87,441
6,725	Cepheid, Inc.(b)	198,051
22,476	Charles River Laboratories International, Inc.(b)	1,668,393
10,797	Chemed Corp.	1,515,035
17,178	Civitas Solutions, Inc.(b)	413,303
3,697	Clovis Oncology, Inc.(b)	77,341
9,825	Computer Programs & Systems, Inc.(c)	516,107
19,222	CONMED Corp.	710,061
9,704	CorVel Corp.(b)	442,696
32,727	Cross Country Healthcare, Inc.(b)	471,269
19,139	CryoLife, Inc.	188,136
11,434	Cynosure, Inc., Class A(b)	413,911
14,214	Emergent Biosolutions, Inc.(b)	520,232
17,756	Ensign Group, Inc. (The)	398,622
9,063	Exactech, Inc.(b)	181,351
13,567	ExamWorks Group, Inc.(b)	372,550
122,212	Five Star Quality Care, Inc.(b)	310,418
46,541	Genesis Healthcare, Inc., Class A(b)	83,774
26,519	Globus Medical, Inc., Class A(b)	661,649
19,980	Greatbatch, Inc.(b)	771,428
35,634	Haemonetics Corp.(b)	1,127,460
58,792	Hanger, Inc.(b)	793,104
34,650	Healthways, Inc.(b)	407,484
2,133	HeartWare International, Inc.(b)	85,619
35,587	Hill-Rom Holdings, Inc.	1,739,493
51,457	HMS Holdings Corp.(b)	620,057
28,385	ICON PLC(b)	1,875,397
7,873	ICU Medical, Inc.(b)	757,776
25,927	IDEXX Laboratories, Inc.(b)	1,818,520
37,594	Impax Laboratories, Inc.(b)	1,408,647
71,993	IMS Health Holdings, Inc.(b)	1,664,478
8,522	Infinity Pharmaceuticals, Inc.(b)	52,922
6,051	Insulet Corp.(b)	200,772
17,816	Integra LifeSciences Holdings Corp.(b)	1,094,793
64,888	Invacare Corp.	999,924
5,725	Ionis Pharmaceuticals, Inc.(b)	222,874
9,971	Jazz Pharmaceuticals PLC(b)	1,283,667
13,477	Landauer, Inc.	412,935
16,435	LHC Group, Inc.(b)	623,215
8,998	LivaNova PLC(b)	503,708
23,095	Luminex Corp.(b)	443,193
34,874	Masimo Corp.(b)	1,281,620
40,313	Medicines Co. (The)(b)(c)	1,393,217
7,146	Medidata Solutions, Inc.(b)	305,349
40,671	Meridian Bioscience, Inc.	782,917
36,013	Merit Medical Systems, Inc.(b)	596,015
19,285	Momenta Pharmaceuticals, Inc.(b)	239,520
35,536	Myriad Genetics, Inc.(b)(c)	1,384,838
12,557	Natus Medical, Inc.(b)	443,011
9,482	Neogen Corp.(b)	494,771
19,974	NuVasive, Inc.(b)	921,201
15,694	NxStage Medical, Inc.(b)	296,930
15,104	Omnicell, Inc.(b)	422,761
29,106	OPKO Health, Inc.(b)(c)	234,012
23,120	OraSure Technologies, Inc.(b)	126,466
20,882	Orthofix International NV(b)	824,213
28,203	PAREXEL International Corp.(b)	1,803,864
71,378	PharMerica Corp.(b)	2,119,213
6,093	Portola Pharmaceuticals, Inc.(b)	201,252
10,489	Premier, Inc., Class A(b)	335,019
30,982	Prestige Brands Holdings, Inc.(b)	1,446,240
19,479	Providence Service Corp. (The)(b)	864,868

51,062	Quality Systems, Inc.	$669,423
11,836	Quidel Corp.(b)	201,685
65,020	RadNet, Inc.(b)	388,820
5,238	Regeneron Pharmaceuticals, Inc.(b)	2,200,431
55,348	Rigel Pharmaceuticals, Inc.(b)	152,207
42,670	RTI Surgical, Inc.(b)	136,971
7,092	Sagent Pharmaceuticals, Inc.(b)	107,160
13,653	Sarepta Therapeutics, Inc.(b)(c)	162,198
24,298	SciClone Pharmaceuticals, Inc.(b)	194,141
5,825	SeaSpine Holdings Corp.(b)	84,230
6,785	Seattle Genetics, Inc.(b)(c)	223,769
76,454	Select Medical Holdings Corp.	728,607
24,707	Sirona Dental Systems, Inc.(b)	2,626,107
7,400	Spectranetics Corp. (The)(b)(c)	89,170
47,765	Spectrum Pharmaceuticals, Inc.(b)(c)	236,914
10,190	Surgical Care Affiliates, Inc.(b)	434,807
7,891	SurModics, Inc.(b)	157,425
20,568	Syneron Medical Ltd. (Israel)(b)	143,153
29,543	Team Health Holdings, Inc.(b)	1,207,422
109,112	Triple-S Management Corp., Class B(b)	2,432,106
63,561	Universal American Corp.	401,706
8,265	US Physical Therapy, Inc.	422,755
6,310	Vascular Solutions, Inc.(b)	172,642
13,620	Vertex Pharmaceuticals, Inc.(b)	1,236,015
35,937	West Pharmaceutical Services, Inc.	2,056,315
16,972	Wright Medical Group NV(b)	338,591

		80,604,086

	Industrials - 16.0%
32,716	A.O. Smith Corp.	2,285,213
14,840	AAON, Inc.	319,505
63,670	AAR Corp.	1,337,707
203,478	ACCO Brands Corp.(b)	1,235,111
74,831	Accuride Corp.(b)	62,933
67,241	Actuant Corp., Class A	1,565,370
13,767	Acuity Brands, Inc.	2,786,854
10,496	Advanced Drainage Systems, Inc.(c)	237,000
10,479	Advisory Board Co. (The)(b)	479,624
86,333	Aegion Corp.(b)	1,556,584
37,399	AerCap Holdings NV (Netherlands)(b)	1,148,523
35,847	Aerojet Rocketdyne Holdings, Inc.(b)	589,683
13,190	Aerovironment, Inc.(b)	336,477
58,212	Air Lease Corp.	1,499,541
88,048	Air Transport Services Group, Inc.(b)	856,707
94,727	Aircastle Ltd.	1,626,463
12,461	Alamo Group, Inc.	660,807
19,906	Alaska Air Group, Inc.	1,401,382
21,173	Albany International Corp., Class A	718,188
438	Allegiant Travel Co.	70,286
24,367	Altra Industrial Motion Corp.	547,283
5,688	AMERCO	2,085,505
37,434	Ameresco, Inc., Class A(b)	204,015
6,366	American Railcar Industries, Inc.	289,016
10,380	American Science & Engineering, Inc.	372,538
6,005	American Woodmark Corp.(b)	414,345
13,897	Apogee Enterprises, Inc.	552,823
43,244	Applied Industrial Technologies, Inc.	1,662,299
32,608	ARC Document Solutions, Inc.(b)	120,323
27,115	ArcBest Corp.	556,671
6,400	Argan, Inc.	192,768
19,533	Astec Industries, Inc.	728,581
3,894	Astronics Corp.(b)	125,543
3,956	Atlas Air Worldwide Holdings, Inc.(b)	145,304
19,801	AZZ, Inc.	1,019,355
40,586	Barnes Group, Inc.	1,319,451
7,011	Barrett Business Services, Inc.	274,621
70,472	Beacon Roofing Supply, Inc.(b)	2,854,116
47,872	Blount International, Inc.(b)	445,210

Schedule of Investments(a)

22,791	BMC Stock Holdings, Inc.(b)	$327,507
62,563	Brady Corp., Class A	1,403,914
86,680	Briggs & Stratton Corp.	1,704,129
34,167	Builders FirstSource, Inc.(b)	274,361
5,195	Caesarstone Sdot-Yam Ltd. (Israel)(b)	195,280
15,140	CAI International, Inc.(b)	94,625
73,299	Casella Waste Systems, Inc., Class A(b)	436,129
88,284	CBIZ, Inc.(b)	891,668
26,344	CDI Corp.	135,408
12,518	CEB, Inc.	738,312
23,140	Celadon Group, Inc.	183,732
210,544	Cenveo, Inc.(b)(c)	101,272
47,967	Chart Industries, Inc.(b)	777,545
15,115	CIRCOR International, Inc.	536,431
26,282	CLARCOR, Inc.	1,231,574
20,959	Columbus McKinnon Corp.	299,714
54,817	Comfort Systems USA, Inc.	1,553,514
86,905	Commercial Vehicle Group, Inc.(b)	269,405
9,517	Continental Building Products, Inc.(b)	142,184
1,890	Copa Holdings SA, Class A (Panama)(c)	89,019
58,008	Copart, Inc.(b)	1,943,848
28,286	Costamare, Inc. (Greece)(c)	205,639
15,735	Covenant Transportation Group, Inc., Class A(b)	307,305
11,270	CRA International, Inc.(b)	209,960
19,409	Cubic Corp.	775,584
165,846	Diana Shipping, Inc. (Greece)(b)(c)	414,615
54,759	DigitalGlobe, Inc.(b)	717,343
19,835	Douglas Dynamics, Inc.	393,923
20,516	Ducommun, Inc.(b)	303,637
13,170	DXP Enterprises, Inc.(b)	206,506
35,860	Dycom Industries, Inc.(b)	2,376,084
15,962	Dynamic Materials Corp.	97,528
41,174	Eagle Bulk Shipping, Inc.(b)(c)	54,350
12,388	Echo Global Logistics, Inc.(b)	272,660
24,878	Encore Wire Corp.	925,710
25,135	Engility Holdings, Inc.	339,574
63,932	Ennis, Inc.	1,276,722
20,397	EnPro Industries, Inc.	907,055
25,470	ESCO Technologies, Inc.	876,932
9,607	Exponent, Inc.	492,935
42,513	Federal Signal Corp.	628,767
16,047	Forward Air Corp.	692,588
28,828	Franklin Electric Co., Inc.	786,428
9,164	FreightCar America, Inc.	174,574
51,465	Furmanite Corp.(b)	269,677
18,272	G&K Services, Inc., Class A	1,176,351
48,809	Gibraltar Industries, Inc.(b)	1,036,703
63,717	Global Brass & Copper Holdings, Inc.	1,319,579
35,344	Global Power Equipment Group, Inc.	92,601
46,540	Golden Ocean Group Ltd. (Norway)(b)(c)	34,584
10,517	GP Strategies Corp.(b)	254,406
28,795	Graco, Inc.	2,092,821
40,652	Granite Construction, Inc.	1,570,387
96,388	Great Lakes Dredge & Dock Corp.(b)	331,575
17,773	Greenbrier Cos., Inc. (The)(c)	459,610
63,109	Griffon Corp.	957,995
55,430	H&E Equipment Services, Inc.	645,759
19,500	Hardinge, Inc.	172,185
5,899	Hawaiian Holdings, Inc.(b)	207,704
41,496	Healthcare Services Group, Inc.	1,467,713
35,398	Heartland Express, Inc.(c)	607,076
7,968	HEICO Corp.	443,818
21,058	Heidrick & Struggles International, Inc.	555,089
44,841	Herman Miller, Inc.	1,148,826
100,760	Hill International, Inc.(b)	340,569
63,289	Hillenbrand, Inc.	1,713,866

36,679	HNI Corp.	$1,247,820
28,166	Houston Wire & Cable Co.	155,195
56,882	Hub Group, Inc., Class A(b)	1,733,195
14,362	Huron Consulting Group, Inc.(b)	805,852
12,785	Hyster-Yale Materials Handling, Inc., Class A	664,053
18,445	ICF International, Inc.(b)	631,003
81,957	InnerWorkings, Inc.(b)	578,616
22,143	Insperity, Inc.(c)	994,885
13,616	Insteel Industries, Inc.	333,728
48,713	Interface, Inc.	822,763
66,807	JetBlue Airways Corp.(b)	1,423,657
23,456	John Bean Technologies Corp.	1,074,519
9,571	Kadant, Inc.	371,450
36,874	Kaman Corp.	1,469,060
107,947	Kelly Services, Inc., Class A	1,789,761
36,361	KEYW Holding Corp. (The)(b)	170,897
22,610	Kforce, Inc.	504,203
60,959	Kimball International, Inc., Class B	587,645
34,858	Knight Transportation, Inc.	852,975
40,625	Knoll, Inc.	745,469
36,567	Korn/Ferry International	1,126,629
110,823	Kratos Defense & Security Solutions, Inc.(b)(c)	353,525
28,614	Landstar System, Inc.	1,642,730
116,556	Layne Christensen Co.(b)(c)	596,767
9,222	LB Foster Co., Class A	106,330
21,987	Lennox International, Inc.	2,634,482
7,150	Lindsay Corp.(c)	502,931
16,930	LMI Aerospace, Inc.(b)	167,099
25,713	LSI Industries, Inc.	296,728
13,982	Lydall, Inc.(b)	394,991
17,481	Manitex International, Inc.(b)(c)	89,153
23,079	Marten Transport Ltd.	387,266
22,655	Masonite International Corp.(b)	1,257,579
8,674	Matson, Inc.	350,516
20,962	Matthews International Corp., Class A	1,046,213
28,060	McGrath RentCorp	684,945
145,143	Meritor, Inc.(b)	991,327
14,695	Middleby Corp. (The)(b)	1,327,840
16,531	Miller Industries, Inc.	355,251
22,455	Mistras Group, Inc.(b)	507,258
31,835	Mobile Mini, Inc.	825,163
30,160	MSA Safety, Inc.	1,290,848
44,729	Mueller Industries, Inc.	1,138,353
79,665	Mueller Water Products, Inc., Class A	654,050
8,586	Multi-Color Corp.	541,176
33,313	MYR Group, Inc.(b)	666,593
12,936	National Presto Industries, Inc.(c)	1,023,108
90,662	Navigant Consulting, Inc.(b)	1,431,553
313,126	Navios Maritime Holdings, Inc. (Monaco)(c)	305,016
16,287	NCI Building Systems, Inc.(b)	169,059
9,087	NN, Inc.	110,134
24,485	Nordson Corp.	1,479,629
14,842	Nortek, Inc.(b)	578,690
22,257	Northwest Pipe Co.(b)	212,999
26,893	On Assignment, Inc.(b)	1,039,414
43,460	Orion Marine Group, Inc.(b)	156,891
10,403	Park-Ohio Holdings Corp.	296,798
31,868	Performant Financial Corp.(b)	54,494
16,576	Ply Gem Holdings, Inc.(b)	165,263
19,503	Powell Industries, Inc.	488,355
18,506	PowerSecure International, Inc.(b)	203,196
4,888	Preformed Line Products Co.	184,864
32,121	Primoris Services Corp.	654,947
84,754	Quad Graphics, Inc., Class A	854,320

Schedule of Investments(a)

33,238	Quanex Building Products Corp.	$615,235
36,695	Raven Industries, Inc.	550,792
15,011	RBC Bearings, Inc.(b)	890,603
42,395	Republic Airways Holdings, Inc.(b)	90,301
34,345	Resources Connection, Inc.	518,953
31,286	Roadrunner Transportation Systems, Inc.(b)	247,785
44,685	Rollins, Inc.	1,231,072
16,427	RPX Corp.(b)	190,225
61,371	Rush Enterprises, Inc., Class A(b)	1,172,186
142,640	Safe Bulkers, Inc. (Greece)(c)	62,519
22,608	Saia, Inc.(b)	483,585
75,569	Seaspan Corp. (Hong Kong)(c)	1,215,149
26,048	Simpson Manufacturing Co., Inc.	849,946
56,692	SkyWest, Inc.	851,514
3,498	SolarCity Corp.(b)(c)	124,704
26,126	SP Plus Corp.(b)	586,529
9,452	Sparton Corp.(b)	162,007
1,604	Spirit Airlines, Inc.(b)	67,047
8,500	Standex International Corp.	613,870
45,232	Star Bulk Carriers Corp. (Greece)(b)(c)	18,984
96,808	Steelcase, Inc., Class A	1,235,270
8,912	Sun Hydraulics Corp.	226,899
67,877	Swift Transportation Co., Class A(b)(c)	1,107,074
50,766	TAL International Group, Inc.	572,640
7,187	TASER International, Inc.(b)(c)	110,608
19,885	Team, Inc.(b)	477,240
11,242	Tennant Co.	608,305
88,860	Tetra Tech, Inc.	2,353,901
27,561	Textainer Group Holdings Ltd.(c)	293,525
20,462	Thermon Group Holdings, Inc.(b)	344,171
130,174	Titan International, Inc.	390,522
79,804	Titan Machinery, Inc.(b)(c)	677,536
28,316	Toro Co. (The)	2,110,108
7,613	Trex Co., Inc.(b)	285,944
50,045	TriMas Corp.(b)	865,278
15,502	TriNet Group, Inc.(b)	229,430
57,433	TrueBlue, Inc.(b)	1,311,770
14,902	Twin Disc, Inc.	170,479
10,689	UniFirst Corp.	1,125,552
28,768	Universal Forest Products, Inc.	1,981,827
9,102	Universal Truckload Services, Inc.	117,507
10,775	US Ecology, Inc.	366,027
9,332	USA Truck, Inc.(b)	150,898
54,674	USG Corp.(b)	978,118
45,560	Veritiv Corp.(b)	1,405,526
32,845	Viad Corp.	967,942
4,237	VSE Corp.	254,220
71,149	Wabash National Corp.(b)	786,908
22,804	Wabtec Corp.	1,458,316
4,643	WageWorks, Inc.(b)	207,728
22,997	Watts Water Technologies, Inc., Class A	1,133,062
65,281	Werner Enterprises, Inc.	1,576,536
72,695	Wesco Aircraft Holdings, Inc.(b)	820,727
21,332	West Corp.	386,322
47,294	Woodward, Inc.	2,184,510
15,160	Xerium Technologies, Inc.(b)	136,137
9,502	XPO Logistics, Inc.(b)(c)	217,121

		164,818,518

	Information Technology - 17.4%
33,186	3D Systems Corp.(b)(c)	265,820
55,729	ACI Worldwide, Inc.(b)	997,549
27,773	Actua Corp.(b)	262,733
86,625	Acxiom Corp.(b)	1,619,887
49,438	ADTRAN, Inc.	897,794
23,853	Advanced Energy Industries, Inc.(b)	669,792
19,014	Agilysys, Inc.(b)	188,239
33,191	Alpha & Omega Semiconductor Ltd.(b)	316,974

29,496	American Software, Inc., Class A	$286,996
42,926	Applied Micro Circuits Corp.(b)	238,669
73,603	ARRIS International PLC(b)	1,874,668
5,855	Aspen Technology, Inc.(b)	189,936
225,549	Atmel Corp.	1,817,925
10,874	AVG Technologies NV(b)	205,192
27,681	Avid Technology, Inc.(b)	196,535
68,101	AVX Corp.	781,799
105,761	Axcelis Technologies, Inc.(b)	277,094
7,880	Badger Meter, Inc.	439,940
49,938	Bankrate, Inc.(b)	571,291
15,159	Bel Fuse, Inc., Class B	229,962
20,653	Belden, Inc.	882,296
30,088	Black Box Corp.	229,271
16,384	Blackbaud, Inc.	1,007,288
17,617	Blackhawk Network Holdings, Inc.(b)	663,985
55,063	Blucora, Inc.(b)	475,194
16,301	Bottomline Technologies (de), Inc.(b)	469,795
9,159	BroadSoft, Inc.(b)	313,329
56,744	Brooks Automation, Inc.	540,770
32,053	Cabot Microelectronics Corp.(b)	1,302,634
117,033	Cadence Design Systems, Inc.(b)	2,289,165
11,057	CalAmp Corp.(b)	187,969
42,041	Calix, Inc.(b)	322,875
35,596	Canadian Solar, Inc. (Canada)(b)(c)	717,971
22,700	Cardtronics, Inc.(b)	699,387
5,551	Cass Information Systems, Inc.	282,546
5,669	Cavium, Inc.(b)	327,498
11,640	CEVA, Inc.(b)	269,466
60,110	Checkpoint Systems, Inc.	389,513
29,720	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	534,960
110,740	Ciber, Inc.(b)	359,905
39,450	Ciena Corp.(b)	701,026
11,705	Cimpress NV (Netherlands)(b)(c)	919,077
40,598	Cirrus Logic, Inc.(b)	1,409,563
21,895	Cognex Corp.	706,114
20,293	Coherent, Inc.(b)	1,568,040
32,840	Cohu, Inc.	397,692
18,128	CommVault Systems, Inc.(b)	680,163
23,980	Computer Task Group, Inc.	141,722
6,676	comScore, Inc.(b)	257,226
26,385	Comtech Telecommunications Corp.	515,035
9,416	Constant Contact, Inc.(b)	297,640
95,621	Convergys Corp.	2,336,977
5,686	CoStar Group, Inc.(b)	997,154
20,145	Cray, Inc.(b)	793,512
27,705	CSG Systems International, Inc.	968,013
30,587	CTS Corp.	481,745
77,835	Cypress Semiconductor Corp.(b)	611,783
56,234	Daktronics, Inc.	451,559
29,108	Datalink Corp.(b)	208,995
3,563	Demandware, Inc.(b)	151,178
37,803	DHI Group, Inc.(b)	351,946
38,613	Digi International, Inc.(b)	352,151
31,402	Diodes, Inc.(b)	600,720
37,527	Dolby Laboratories, Inc., Class A	1,351,347
16,810	DSP Group, Inc.(b)	160,872
9,010	DTS, Inc.(b)	200,743
263,922	EarthLink Holdings Corp.	1,562,418
16,073	Ebix, Inc.(c)	548,411
25,696	Electro Rent Corp.	224,583
70,000	Electro Scientific Industries, Inc.(b)	422,800
28,484	Electronics for Imaging, Inc.(b)	1,178,668
3,516	Ellie Mae, Inc.(b)	245,522
32,846	EMCORE Corp.(b)	199,047
21,778	EnerNOC, Inc.(b)	114,334

Schedule of Investments(a)

83,377	Entegris, Inc.(b)	$972,176
3,644	Envestnet, Inc.(b)	85,452
5,323	EPAM Systems, Inc.(b)	398,693
28,813	EPIQ Systems, Inc.	360,739
8,663	ePlus, Inc.(b)	820,473
29,109	Euronet Worldwide, Inc.(b)	2,322,025
54,679	Everi Holdings, Inc.(b)	153,648
29,681	EVERTEC, Inc.	407,817
21,339	Exar Corp.(b)	117,364
16,509	ExlService Holdings, Inc.(b)	720,783
90,359	Extreme Networks, Inc.(b)	249,391
33,787	Fabrinet (Thailand)(b)	841,634
11,548	Fair Isaac Corp.	1,103,642
8,326	FARO Technologies, Inc.(b)	213,728
17,440	FEI Co.	1,263,528
72,200	Finisar Corp.(b)	916,940
11,601	FireEye, Inc.(b)	163,458
12,774	FleetCor Technologies, Inc.(b)	1,569,158
7,466	Fleetmatics Group PLC(b)	324,099
33,614	FormFactor, Inc.(b)	279,332
10,131	Forrester Research, Inc.	323,888
23,792	Fortinet, Inc.(b)	669,507
19,872	Gartner, Inc.(b)	1,746,550
49,459	Global Payments, Inc.	2,915,608
10,185	GrubHub, Inc.(b)(c)	191,987
29,409	GSI Group, Inc.(b)	363,495
4,973	Guidewire Software, Inc.(b)	273,714
25,579	Hackett Group, Inc. (The)	377,802
94,764	Harmonic, Inc.(b)	312,721
28,680	Heartland Payment Systems, Inc.	2,640,854
62,217	Higher One Holdings, Inc.(b)	217,137
22,098	Hollysys Automation Technologies Ltd. (China)	406,824
61,013	Hutchinson Technology, Inc.(b)	225,748
34,606	IAC/InterActiveCorp.	1,797,436
62,317	II-VI, Inc.(b)	1,296,194
51,015	Imation Corp.(b)	42,837
30,319	Infinera Corp.(b)	464,487
10,267	Inphi Corp.(b)	284,909
52,604	Integrated Device Technology, Inc.(b)	1,340,350
5,492	Interactive Intelligence Group, Inc.(b)	131,149
24,853	InterDigital, Inc.	1,119,379
41,825	Internap Corp.(b)	161,445
112,281	Intersil Corp., Class A	1,459,653
21,906	InterXion Holding NV (Netherlands)(b)	688,067
27,529	Intralinks Holdings, Inc.(b)	221,884
15,295	InvenSense, Inc.(b)(c)	125,572
7,744	IPG Photonics Corp.(b)	625,948
59,663	Itron, Inc.(b)	1,966,492
53,182	Ixia(b)	508,952
19,985	IXYS Corp.	238,421
18,542	j2 Global, Inc.	1,344,480
27,847	Jack Henry & Associates, Inc.	2,260,619
84,296	KEMET Corp.(b)	124,758
79,917	Kulicke & Soffa Industries, Inc. (Singapore)(b)	808,760
14,320	KVH Industries, Inc.(b)	138,188
89,468	Lattice Semiconductor Corp.(b)	434,814
68,563	Lionbridge Technologies, Inc.(b)	317,447
50,606	Liquidity Services, Inc.(b)	329,445
11,318	Littelfuse, Inc.	1,153,304
19,854	LivePerson, Inc.(b)	112,374
4,102	LogMeIn, Inc.(b)	214,288
24,055	Lumentum Holdings, Inc.(b)	474,605
155,783	Magnachip Semiconductor Corp. (South Korea)(b)(c)	713,486
11,100	Manhattan Associates, Inc.(b)	639,915

49,269	ManTech International Corp., Class A	$1,420,425
19,200	MAXIMUS, Inc.	1,024,704
30,678	Maxwell Technologies, Inc.(b)(c)	213,826
16,824	Mellanox Technologies Ltd. (Israel)(b)	764,651
63,328	Mentor Graphics Corp.	1,100,641
3,581	MercadoLibre, Inc. (Argentina)(c)	351,797
26,991	Mercury Systems, Inc.(b)	515,258
19,100	Methode Electronics, Inc.	497,746
55,340	Microsemi Corp.(b)	1,754,278
3,329	MicroStrategy, Inc., Class A(b)	574,286
36,448	MKS Instruments, Inc.	1,291,717
134,126	ModusLink Global Solutions, Inc.(b)(c)	288,371
85,779	MoneyGram International, Inc.(b)	454,629
8,388	Monolithic Power Systems, Inc.	524,837
6,694	Monotype Imaging Holdings, Inc.	166,948
193,811	Monster Worldwide, Inc.(b)	967,117
9,577	MTS Systems Corp.	511,412
14,872	Multi-Fineline Electronix, Inc.(b)	248,809
12,486	Nanometrics, Inc.(b)	176,427
56,479	National Instruments Corp.	1,609,652
54,439	Net 1 UEPS Technologies, Inc. (South Africa)(b)	592,296
49,951	NETGEAR, Inc.(b)	1,866,669
19,382	NetScout Systems, Inc.(b)	417,682
1,931	NetSuite, Inc.(b)	133,953
71,460	NeuStar, Inc., Class A(b)(c)	1,756,487
33,633	Newport Corp.(b)	512,231
32,227	NIC, Inc.	637,772
38,255	Novatel Wireless, Inc.(b)(c)	41,315
178,855	Oclaro, Inc.(b)(c)	618,838
46,219	Orbotech Ltd. (Israel)(b)	964,591
12,812	OSI Systems, Inc.(b)	702,354
29,772	Pandora Media, Inc.(b)	289,384
37,497	Park Electrochemical Corp.	610,451
15,434	PC Connection, Inc.	348,345
10,815	Pegasystems, Inc.	254,153
24,075	Perficient, Inc.(b)	458,629
107,996	Photronics, Inc.(b)	1,289,472
24,085	Plantronics, Inc.	1,079,731
51,669	Plexus Corp.(b)	1,805,832
141,773	Polycom, Inc.(b)	1,444,667
10,193	Power Integrations, Inc.	480,396
42,796	PRGX Global, Inc.(b)	162,625
36,818	Progress Software Corp.(b)	953,218
56,721	PTC, Inc.(b)	1,679,509
13,324	Qlik Technologies, Inc.(b)	333,633
86,682	QLogic Corp.(b)	1,111,263
270,696	Quantum Corp.(b)	128,635
55,461	QuinStreet, Inc.(b)	211,306
40,646	Rackspace Hosting, Inc.(b)	821,456
18,637	Radware Ltd. (Israel)(b)	248,990
39,504	Rambus, Inc.(b)	483,529
19,304	RealD, Inc.(b)	200,569
38,217	RealNetworks, Inc.(b)	138,346
16,717	RealPage, Inc.(b)	322,471
18,307	RetailMeNot, Inc.(b)	166,594
38,395	Rofin-Sinar Technologies, Inc.(b)	978,689
11,078	Rogers Corp.(b)	525,873
20,071	Rosetta Stone, Inc.(b)	133,673
84,602	Rovi Corp.(b)	1,646,355
52,863	Rubicon Technology, Inc.(b)(c)	54,978
30,726	Rudolph Technologies, Inc.(b)	393,600
20,971	Sabre Corp.	537,067
62,245	ScanSource, Inc.(b)	1,953,248
38,019	SeaChange International, Inc.(b)	236,478
29,510	Semtech Corp.(b)	593,151
30,412	ShoreTel, Inc.(b)	249,683

Schedule of Investments(a)

37,556	Sigma Designs, Inc.(b)	$248,996
40,084	Silicon Graphics International Corp.(b)	235,494
22,699	Silicon Laboratories, Inc.(b)	1,035,074
38,922	SINA Corp. (China)(b)(c)	1,788,466
36,421	Sohu.com, Inc. (China)(b)(c)	1,835,254
14,312	SolarWinds, Inc.(b)	858,004
30,665	Solera Holdings, Inc.	1,663,883
6,091	Splunk, Inc.(b)	281,952
24,306	SS&C Technologies Holdings, Inc.	1,562,633
4,081	Stamps.com, Inc.(b)	382,879
30,653	Stratasys Ltd.(b)(c)	499,644
29,693	SunEdison Semiconductor PTE Ltd.(b)	184,097
55,554	SunEdison, Inc.(b)(c)	173,884
28,222	SunPower Corp.(b)(c)	717,968
18,375	Super Micro Computer, Inc.(b)	547,208
58,841	Sykes Enterprises, Inc.(b)	1,732,279
12,369	Synaptics, Inc.(b)	906,771
11,099	Synchronoss Technologies, Inc.(b)	340,073
13,558	Syntel, Inc.(b)	641,836
1,735	Tableau Software, Inc., Class A(b)	139,216
79,845	Take-Two Interactive Software, Inc.(b)	2,770,622
14,590	Tangoe, Inc.(b)	122,118
97,526	TeleCommunication Systems, Inc., Class A(b)(c)	483,729
22,157	Telenav, Inc.(b)	127,624
23,888	TeleTech Holdings, Inc.	638,048
10,665	TESSCO Technologies, Inc.	176,186
16,215	Tessera Technologies, Inc.	467,316
63,831	TiVo, Inc.(b)	509,371
43,616	Travelport Worldwide Ltd.	474,978
124,061	TTM Technologies, Inc.(b)	723,276
35,341	Twitter, Inc.(b)	593,729
4,956	Tyler Technologies, Inc.(b)	778,389
2,591	Ultimate Software Group, Inc. (The)(b)	455,057
34,003	Ultra Clean Holdings, Inc.(b)	175,455
28,542	Ultratech, Inc.(b)	575,692
55,669	United Online, Inc.(b)	590,648
10,489	Universal Display Corp.(b)	515,010
47,517	Veeco Instruments, Inc.(b)	885,717
58,799	VeriFone Systems, Inc.(b)	1,375,309
24,349	Verint Systems, Inc.(b)	891,417
27,314	ViaSat, Inc.(b)	1,707,125
123,955	Viavi Solutions, Inc.(b)	619,775
12,904	Virtusa Corp.(b)	577,067
23,019	Vishay Precision Group, Inc.(b)	272,085
22,609	VMware, Inc., Class A(b)(c)	1,034,362
12,926	Web.com Group, Inc.(b)	243,397
15,375	WebMD Health Corp.(b)	785,816
17,734	WEX, Inc.(b)	1,287,666
5,990	Workday, Inc., Class A(b)	377,430
30,056	Xcerra Corp.(b)	164,707
11,939	XO Group, Inc.(b)	177,891
24,606	Xura, Inc.(b)	528,045
115,369	Yandex NV, Class A (Russia)(b)	1,548,252
7,760	Yelp, Inc., Class A(b)	162,572
21,059	Zebra Technologies Corp., Class A(b)	1,271,964
2,785	Zillow Group, Inc., Class A(b)(c)	60,351
5,565	Zillow Group, Inc., Class C(b)(c)	114,083
688,068	Zynga, Inc., Class A(b)	1,692,647

		178,950,216

	Materials - 4.3%
39,276	A. Schulman, Inc.	994,468
76,056	A.M. Castle & Co.(b)(c)	139,943
11,667	AEP Industries, Inc.	987,495
26,416	American Vanguard Corp.	297,444
15,155	Ampco-Pittsburgh Corp.	157,915
9,576	Balchem Corp.	537,597

56,375	Boise Cascade Co.(b)	$1,164,707
38,549	Calgon Carbon Corp.	624,108
52,021	Carpenter Technology Corp.	1,444,103
47,015	Century Aluminum Co.(b)(c)	221,911
112,121	China Green Agriculture, Inc. (China)(b)(c)	140,151
34,827	Clearwater Paper Corp.(b)	1,363,825
379,459	Coeur Mining, Inc.(b)(c)	838,604
4,685	Deltic Timber Corp.	257,300
16,844	Eagle Materials, Inc.	901,828
91,231	Ferro Corp.(b)	847,536
45,933	Ferroglobe PLC	390,431
22,264	Flotek Industries, Inc.(b)(c)	148,724
33,414	FutureFuel Corp.	418,343
71,122	Gold Resource Corp.	95,303
42,578	H.B. Fuller Co.	1,584,753
12,013	Hawkins, Inc.	450,127
14,729	Haynes International, Inc.	471,328
25,526	Headwaters, Inc.(b)	407,650
379,622	Hecla Mining Co.(c)	706,097
40,628	Horsehead Holding Corp.(b)(c)	10,462
24,049	Innophos Holdings, Inc.	642,349
18,381	Innospec, Inc.	916,293
66,025	Intrepid Potash, Inc.(b)	143,935
24,213	Kaiser Aluminum Corp.	1,882,319
39,249	KapStone Paper and Packaging Corp.	580,100
59,390	Koppers Holdings, Inc.(b)	1,005,473
80,437	Kraton Performance Polymers, Inc.(b)	1,180,815
43,989	Kronos Worldwide, Inc.	206,748
111,381	Louisiana-Pacific Corp.(b)	1,750,909
20,989	LSB Industries, Inc.(b)	117,538
27,374	Materion Corp.	670,389
438,111	McEwen Mining, Inc.(c)	538,877
18,928	Minerals Technologies, Inc.	775,859
31,493	Myers Industries, Inc.	358,705
13,358	Neenah Paper, Inc.	807,358
29,542	Olympic Steel, Inc.	275,922
91,774	OMNOVA Solutions, Inc.(b)	481,814
32,019	Orion Engineered Carbons SA(c)	387,110
70,124	P.H. Glatfelter Co.	1,035,030
9,600	Quaker Chemical Corp.	720,096
22,486	Rentech, Inc.(b)	43,848
28,839	Royal Gold, Inc.	859,114
63,928	Ryerson Holding Corp.(b)(c)	216,077
119,390	Schnitzer Steel Industries, Inc., Class A	1,605,796
27,227	Schweitzer-Mauduit International, Inc.	1,143,534
31,665	Scotts Miracle-Gro Co. (The), Class A	2,174,752
31,482	Stepan Co.	1,415,431
84,511	Stillwater Mining Co.(b)	553,547
113,388	SunCoke Energy, Inc.	428,607
30,480	Tredegar Corp.	400,202
47,323	Trinseo SA(b)(c)	1,125,814
80,020	Tronox Ltd., Class A	285,671
8,596	UFP Technologies, Inc.(b)	186,275
11,902	Universal Stainless & Alloy Products, Inc.(b)	81,410
7,192	US Concrete, Inc.(b)	327,092
24,879	Westlake Chemical Corp.	1,131,497
65,894	Worthington Industries, Inc.	2,015,697

		44,074,156

	Telecommunication Services - 1.7%
42,641	8x8, Inc.(b)	535,571
179,231	Alaska Communications Systems Group, Inc.(b)	290,354
11,090	Atlantic Tele-Network, Inc.	853,819
553,035	Cincinnati Bell, Inc.(b)	1,791,833
14,687	Cogent Communications Group, Inc.	490,693

Schedule of Investments(a)

64,087	Consolidated Communications Holdings, Inc.(c)	$1,284,304
39,054	FairPoint Communications, Inc.(b)	585,810
61,317	General Communication, Inc., Class A(b)	1,111,064
17,491	Hawaiian Telcom Holdco, Inc.(b)	417,335
27,404	IDT Corp., Class B	348,031
40,980	Inteliquent, Inc.	704,036
88,027	Intelsat SA(b)(c)	294,010
122,988	Iridium Communications, Inc.(b)(c)	855,996
19,522	Lumos Networks Corp.(b)	226,065
208,991	NTELOS Holdings Corp.(b)	1,933,167
33,039	ORBCOMM, Inc.(b)	241,185
17,383	SBA Communications Corp., Class A(b)	1,725,784
41,356	Shenandoah Telecommunications Co.	950,361
44,270	Spok Holdings, Inc.	797,303
37,279	United States Cellular Corp.(b)	1,403,182
155,118	Vonage Holdings Corp.(b)	795,755

		17,635,658

	Utilities - 2.1%
19,390	Abengoa Yield PLC (Spain)(c)	328,661
29,382	American States Water Co.	1,333,943
11,302	Artesian Resources Corp., Class A	342,564
52,721	California Water Service Group	1,322,770
15,229	Chesapeake Utilities Corp.	958,970
9,673	Connecticut Water Service, Inc.	415,262
19,733	Consolidated Water Co. Ltd. (Cayman Islands)	229,495
52,582	El Paso Electric Co.	2,152,181
72,875	Empire District Electric Co. (The)	2,138,152
40,165	Laclede Group, Inc. (The)	2,568,150
35,400	MGE Energy, Inc.	1,715,130
18,768	Middlesex Water Co.	544,272
43,567	Northwest Natural Gas Co.	2,263,306
5,721	NRG Yield, Inc., Class A(c)	70,940
5,721	NRG Yield, Inc., Class C(c)	75,746
13,098	Ormat Technologies, Inc.	463,669
45,848	Otter Tail Corp.	1,276,408
14,548	Pattern Energy Group, Inc.	275,685
17,664	SJW Corp.	575,846
69,001	South Jersey Industries, Inc.	1,715,365
22,788	Unitil Corp.	883,035
9,909	York Water Co. (The)	264,273

		21,913,823

	Total Common Stocks and Other Equity Interests (Cost $1,117,554,002)	1,027,628,465

	Warrants - 0.0%
	Energy - 0.0%
4,742	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund - 0.4%
3,658,406	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $3,658,406)	3,658,406

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,121,212,408)-100.2%	1,031,286,871

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.1%
72,997,718	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $72,997,718)	$72,997,718

	Total Investments (Cost $1,194,210,126)(f)-107.3%	1,104,284,589
	Other assets less liabilities-(7.3)%	(74,965,591)

	Net Assets-100.0%	$1,029,318,998

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,211,881,491. The net unrealized depreciation was $107,596,902, which consisted of aggregate gross unrealized appreciation of $123,254,033 and aggregate gross unrealized depreciation of $230,850,935.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 32.6%
22,352	Amazon.com, Inc.(b)	$13,120,624
8,205	AutoZone, Inc.(b)	6,296,435
126,853	Carnival Corp.	6,105,435
99,204	Dollar General Corp.	7,446,252
111,683	Home Depot, Inc. (The)	14,045,254
66,708	L Brands, Inc.	6,413,974
83,389	Lowe’s Cos., Inc.	5,975,656
90,224	Marriott International, Inc., Class A	5,528,927
224,051	NIKE, Inc., Class B	13,893,402
24,056	O’Reilly Automotive, Inc.(b)	6,276,210
5,180	Priceline Group, Inc. (The)(b)	5,516,545
122,469	Ross Stores, Inc.	6,890,106
242,010	Starbucks Corp.	14,706,948
90,401	TJX Cos., Inc. (The)	6,440,167
130,706	Walt Disney Co. (The)	12,524,249
88,394	Yum! Brands, Inc.	6,397,074

		137,577,258

	Consumer Staples - 17.7%
60,551	Brown-Forman Corp., Class B	5,924,310
44,851	Constellation Brands, Inc., Class A	6,838,881
39,427	Costco Wholesale Corp.	5,958,208
159,021	CVS Health Corp.	15,359,838
75,615	Estee Lauder Cos., Inc. (The), Class A	6,446,179
85,978	Hormel Foods Corp.	6,913,491
169,673	Kroger Co. (The)	6,585,009
145,187	Mondelez International, Inc., Class A	6,257,560
178,763	Walgreens Boots Alliance, Inc.	14,250,986

		74,534,462

	Financials - 4.3%
66,727	CME Group, Inc., Class A	5,995,421
24,784	Intercontinental Exchange, Inc.	6,538,019
62,138	Moody’s Corp.	5,538,982

		18,072,422

	Health Care - 18.3%
65,151	AmerisourceBergen Corp.	5,834,924
221,787	Bristol-Myers Squibb Co.	13,786,280
73,884	Cardinal Health, Inc.	6,011,941
179,895	Eli Lilly & Co.	14,229,695
38,184	Humana, Inc.	6,215,973
33,878	McKesson Corp.	5,453,680
11,454	Regeneron Pharmaceuticals, Inc.(b)	4,811,711
131,610	UnitedHealth Group, Inc.	15,156,208
136,986	Zoetis, Inc.	5,897,247

		77,397,659

	Industrials - 4.2%
102,403	Boeing Co. (The)	12,301,672
140,751	Southwest Airlines Co.	5,295,053

		17,596,725

	Information Technology - 21.2%
173,181	Activision Blizzard, Inc.	6,030,162
19,493	Alphabet, Inc., Class A(b)	14,840,996
99,633	Cognizant Technology Solutions Corp., Class A(b)	6,307,765
93,630	Electronic Arts, Inc.(b)	6,043,348
142,704	Facebook, Inc., Class A(b)	16,012,816
67,361	Fiserv, Inc.(b)	6,369,656
64,376	Intuit, Inc.	6,148,552
152,511	MasterCard, Inc., Class A	13,578,054
188,479	Visa, Inc., Class A	14,039,801

		89,371,150

Number of Shares		Value
	Telecommunication Services - 1.7%
174,823	T-Mobile US, Inc.(b)	$7,019,143

	Total Investments (Cost $403,039,452)(c)-100.0%	421,568,819
	Other assets less liabilities-(0.0)%	(94,998)

	Net Assets-100.0%	$421,473,821

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $403,814,593. The net unrealized appreciation was $17,754,226, which consisted of aggregate gross unrealized appreciation of $33,507,063 and aggregate gross unrealized depreciation of $15,752,837.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 2.7%
378,783	General Motors Co.	$11,227,128
187,585	Target Corp.	13,584,906

		24,812,034

	Consumer Staples - 12.5%
377,845	Archer-Daniels-Midland Co.	13,356,821
319,086	PepsiCo, Inc.	31,685,240
367,704	Philip Morris International, Inc.	33,097,037
536,731	Wal-Mart Stores, Inc.	35,617,469

		113,756,567

	Energy - 10.4%
355,700	Chevron Corp.	30,757,379
235,208	Marathon Petroleum Corp.	9,829,342
148,514	Phillips 66	11,903,397
415,684	Schlumberger Ltd.	30,041,483
188,871	Valero Energy Corp.	12,818,675

		95,350,276

	Financials - 25.2%
210,970	Aflac, Inc.	12,227,821
219,232	Allstate Corp. (The)	13,285,459
216,337	American International Group, Inc.	12,218,714
313,953	Bank of New York Mellon Corp. (The)	11,371,378
174,386	Capital One Financial Corp.	11,443,209
119,732	Chubb Ltd.	13,538,097
302,445	Hartford Financial Services Group, Inc. (The)	12,152,240
478,560	JPMorgan Chase & Co.	28,474,320
270,334	MetLife, Inc.	12,070,413
144,288	PNC Financial Services Group, Inc. (The)	12,502,555
442,682	Progressive Corp. (The)	13,833,812
159,669	Prudential Financial, Inc.	11,189,604
316,548	SunTrust Banks, Inc.	11,579,326
439,438	Synchrony Financial(b)	12,488,828
119,948	Travelers Cos., Inc. (The)	12,839,234
580,333	Wells Fargo & Co.	29,150,127

		230,365,137

	Health Care - 9.6%
104,984	Anthem, Inc.	13,699,362
595,714	Merck & Co., Inc.	30,184,829
266,261	Mylan NV(b)	14,029,292
980,323	Pfizer, Inc.	29,890,048

		87,803,531

	Industrials - 4.3%
94,643	General Dynamics Corp.	12,660,394
132,386	Honeywell International, Inc.	13,662,235
147,813	Illinois Tool Works, Inc.	13,313,517

		39,636,146

	Information Technology - 15.3%
1,176,600	Cisco Systems, Inc.	27,991,314
960,021	Hewlett Packard Enterprise Co.	13,209,889
1,092,491	HP, Inc.	10,608,088
932,814	Intel Corp.	28,935,890
232,163	International Business Machines Corp.	28,971,621
820,437	Oracle Corp.	29,790,067

		139,506,869

	Materials - 2.5%
264,881	Dow Chemical Co. (The)	11,125,002
144,768	LyondellBasell Industries NV, Class A	11,287,561

		22,412,563

	Telecommunication Services - 7.7%
957,545	AT&T, Inc.	$34,529,073
710,697	Verizon Communications, Inc.	35,513,529

		70,042,602

	Utilities - 9.8%
246,266	American Electric Power Co., Inc.	15,014,838
221,446	Consolidated Edison, Inc.	15,366,138
231,807	Edison International	14,325,672
498,781	Exelon Corp.	14,748,954
352,157	Public Service Enterprise Group, Inc.	14,544,084
309,027	Southern Co. (The)	15,117,601

		89,117,287

	Total Investments (Cost $935,676,564)(c)-100.0%	912,803,012
	Other assets less liabilities-(0.0)%	(188,205)

	Net Assets-100.0%	$912,614,807

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $945,823,107. The net unrealized depreciation was $33,020,095, which consisted of aggregate gross unrealized appreciation of $34,923,893 and aggregate gross unrealized depreciation of $67,943,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.6%
589	1-800-FLOWERS.COM, Inc., Class A(b)	$4,185
172	2U, Inc.(b)	3,473
181	Abercrombie & Fitch Co., Class A	4,749
196	AMC Entertainment Holdings, Inc., Class A	4,273
234	American Axle & Manufacturing Holdings, Inc.(b)	3,000
302	American Eagle Outfitters, Inc.	4,421
231	American Public Education, Inc.(b)	3,645
120	America’s Car-Mart, Inc.(b)	2,815
646	Apollo Education Group, Inc., Class A(b)	5,129
274	Arctic Cat, Inc.	3,373
68	Asbury Automotive Group, Inc.(b)	3,201
487	Ascena Retail Group, Inc.(b)	3,594
365	Ascent Capital Group, Inc., Series A(b)	4,157
525	Barnes & Noble Education, Inc.(b)	5,786
536	Barnes & Noble, Inc.	4,701
178	Bassett Furniture Industries, Inc.	5,324
412	Beazer Homes USA, Inc.(b)	3,523
548	Belmond Ltd., Class A (United Kingdom)(b)	4,636
504	Big 5 Sporting Goods Corp.	6,134
123	Big Lots, Inc.	4,770
15	Biglari Holdings, Inc.(b)	5,673
109	BJ’s Restaurants, Inc.(b)	4,675
1,057	Black Diamond, Inc.(b)	4,799
285	Bloomin’ Brands, Inc.	5,033
130	Blue Nile, Inc.(b)	4,523
117	Bob Evans Farms, Inc.	4,790
309	Bojangles’, Inc.(b)	4,487
381	Boot Barn Holdings, Inc.(b)	2,317
275	Boyd Gaming Corp.(b)	4,898
526	Bravo Brio Restaurant Group, Inc.(b)	4,529
619	Bridgepoint Education, Inc.(b)	4,147
74	Bright Horizons Family Solutions, Inc.(b)	5,193
153	Buckle, Inc. (The)	4,348
30	Buffalo Wild Wings, Inc.(b)	4,569
421	Build-A-Bear Workshop, Inc.(b)	5,507
111	Burlington Stores, Inc.(b)	5,964
644	Caesars Acquisition Co., Class A(b)	3,864
647	Caesars Entertainment Corp.(b)	4,484
126	CalAtlantic Group, Inc.	4,094
170	Caleres, Inc.	4,570
498	Callaway Golf Co.	4,338
946	Cambium Learning Group, Inc.(b)	4,257
98	Capella Education Co.	4,303
1,353	Career Education Corp.(b)	3,897
213	Carmike Cinemas, Inc.(b)	4,724
195	Carriage Services, Inc.	4,327
419	Carrols Restaurant Group, Inc.(b)	5,598
126	Cato Corp. (The), Class A	5,082
58	Cavco Industries, Inc.(b)	4,864
1,910	Central European Media Enterprises Ltd., Class A (Bermuda)(b)	4,928
279	Century Communities, Inc.(b)	4,126
102	Cheesecake Factory, Inc. (The)	4,927
663	Chegg, Inc.(b)	3,845
290	Cherokee, Inc.(b)	4,750
425	Chico’s FAS, Inc.	4,416
92	Children’s Place, Inc. (The)	5,989

4,737	Christopher & Banks Corp.(b)	$8,195
35	Churchill Downs, Inc.	4,835
155	Chuy’s Holdings, Inc.(b)	5,299
228	Citi Trends, Inc.	4,710
267	ClubCorp Holdings, Inc.	3,196
308	Collectors Universe, Inc.	4,697
107	Columbia Sportswear Co.	5,904
190	Conn’s, Inc.(b)	2,341
602	Container Store Group, Inc. (The)(b)	2,601
118	Cooper Tire & Rubber Co.	4,302
62	Cooper-Standard Holding, Inc.(b)	4,294
358	Core-Mark Holding Co., Inc.	29,102
37	Cracker Barrel Old Country Store, Inc.	4,856
443	Crocs, Inc.(b)	4,080
927	Crown Media Holdings, Inc., Class A(b)	4,162
175	CSS Industries, Inc.	4,902
489	Culp, Inc.	12,381
23	Daily Journal Corp.(b)	4,428
344	Dana Holding Corp.	4,090
121	Dave & Buster’s Entertainment, Inc.(b)	4,389
95	Deckers Outdoor Corp.(b)	4,699
342	Del Frisco’s Restaurant Group, Inc.(b)	5,417
485	Denny’s Corp.(b)	4,544
947	Destination XL Group, Inc.(b)	4,072
192	DeVry Education Group, Inc.	3,821
183	Diamond Resorts International, Inc.(b)	3,371
56	DineEquity, Inc.	4,756
101	Dorman Products, Inc.(b)	4,373
187	DreamWorks Animation SKG, Inc., Class A(b)	4,795
80	Drew Industries, Inc.	4,592
293	Duluth Holdings, Inc., Class B(b)	4,837
250	E.W. Scripps Co. (The), Class A	4,745
373	El Pollo Loco Holdings, Inc.(b)	4,521
492	Eldorado Resorts, Inc.(b)	5,077
236	Empire Resorts, Inc.(b)	3,448
429	Entercom Communications Corp., Class A(b)	4,500
609	Entravision Communications Corp., Class A	4,543
507	Eros International PLC, Class A(b)	4,457
392	Escalade, Inc.	4,743
172	Ethan Allen Interiors, Inc.	4,592
498	Etsy, Inc.(b)	3,864
3,037	EVINE Live, Inc.(b)	3,705
273	Express, Inc.(b)	4,630
692	Federal-Mogul Holdings Corp.(b)	3,301
784	Fenix Parts, Inc.(b)	3,920
137	Fiesta Restaurant Group, Inc.(b)	4,987
298	Finish Line, Inc. (The), Class A	5,644
157	Five Below, Inc.(b)	5,531
104	Flexsteel Industries, Inc.	4,536
311	Fogo de Chao, Inc.(b)	4,429
260	Fox Factory Holding Corp.(b)	3,845
293	Francesca’s Holdings Corp.(b)	5,341
295	Fred’s, Inc., Class A	4,868
175	FTD Cos., Inc.(b)	4,323
91	Genesco, Inc.(b)	6,019
99	Gentherm, Inc.(b)	3,961
101	G-III Apparel Group Ltd.(b)	4,985
521	Global Eagle Entertainment, Inc.(b)	5,262
122	Grand Canyon Education, Inc.(b)	4,593
312	Gray Television, Inc.(b)	4,103
2,930	Green Brick Partners, Inc.(b)	17,228
60	Group 1 Automotive, Inc.	3,219
237	Guess?, Inc.	4,394
201	Habit Restaurants, Inc. (The), Class A(b)	4,127
1,467	Harte-Hanks, Inc.	5,017
211	Haverty Furniture Cos., Inc.	3,998
48	Helen of Troy Ltd.(b)	4,290
356	Hemisphere Media Group, Inc., Class A(b)	5,126

Schedule of Investments(a)

154	Hibbett Sports, Inc.(b)	$4,953
186	Hooker Furniture Corp.	5,340
537	Horizon Global Corp.(b)	5,128
237	Houghton Mifflin Harcourt Co.(b)	4,228
2,770	Hovnanian Enterprises, Inc., Class A(b)	4,266
93	HSN, Inc.	4,377
774	Iconix Brand Group, Inc.(b)	5,139
121	IMAX Corp.(b)	3,758
540	Installed Building Products, Inc.(b)	11,248
138	International Speedway Corp., Class A	4,711
305	Interval Leisure Group, Inc.	3,593
557	Intrawest Resorts Holdings, Inc.(b)	4,684
151	iRobot Corp.(b)	5,123
343	Isle of Capri Casinos, Inc.(b)	4,342
447	J. Alexander’s Holdings, Inc.(b)	4,215
61	Jack in the Box, Inc.	4,736
617	JAKKS Pacific, Inc.(b)	4,597
361	Jamba, Inc.(b)	4,671
206	Johnson Outdoors, Inc., Class A	4,429
393	Journal Media Group, Inc.	4,724
512	K12, Inc.(b)	4,705
381	KB Home	4,138
344	Kirkland’s, Inc.	4,070
361	Kona Grill, Inc.(b)	5,870
313	Krispy Kreme Doughnuts, Inc.(b)	4,589
331	La Quinta Holdings, Inc.(b)	3,754
204	Lands’ End, Inc.(b)	4,443
196	La-Z-Boy, Inc.	4,202
191	LGI Homes, Inc.(b)	4,194
212	Libbey, Inc.	3,392
219	Liberty Tax, Inc., Class A	4,698
151	Liberty TripAdvisor Holdings, Inc., Class A, Series A(b)	3,372
333	LifeLock, Inc.(b)	3,989
363	Lifetime Brands, Inc.	4,349
45	Lithia Motors, Inc., Class A	3,446
137	Loral Space & Communications, Inc.(b)	4,733
270	Lumber Liquidators Holdings, Inc.(b)	3,486
225	M/I Homes, Inc.(b)	4,032
299	Malibu Boats, Inc., Class A(b)	3,908
242	Marcus Corp. (The)	4,583
768	Marine Products Corp.	5,990
273	MarineMax, Inc.(b)	4,616
80	Marriott Vacations Worldwide Corp.	3,951
103	Mattress Firm Holding Corp.(b)	3,760
332	MCBC Holdings, Inc.(b)	4,190
188	MDC Holdings, Inc.	4,091
218	MDC Partners, Inc., Class A	4,260
318	Media General, Inc.(b)	5,164
349	Men’s Wearhouse, Inc. (The)	4,785
117	Meredith Corp.	4,950
137	Meritage Homes Corp.(b)	4,522
255	Metaldyne Performance Group, Inc.	3,022
654	Modine Manufacturing Co.(b)	4,199
219	Monarch Casino & Resort, Inc.(b)	4,533
68	Monro Muffler Brake, Inc.	4,471
1,513	Morgans Hotel Group Co.(b)	2,557
129	Motorcar Parts of America, Inc.(b)	4,434
180	Movado Group, Inc.	4,626
143	NACCO Industries, Inc., Class A	6,805
308	National CineMedia, Inc.	4,817
271	Nautilus, Inc.(b)	5,279
389	New Home Co., Inc. (The)(b)	3,941
247	New Media Investment Group, Inc.	4,278
353	New York Times Co. (The), Class A	4,667
88	Nexstar Broadcasting Group, Inc., Class A	3,978
447	Noodles & Co., Class A(b)	5,382
221	Nutrisystem, Inc.	4,378
284	Ollie’s Bargain Outlet Holdings, Inc.(b)	6,347
118	Outerwall, Inc.	3,988
371	Overstock.com, Inc.(b)	4,400

75	Oxford Industries, Inc.	$5,240
82	Papa John’s International, Inc.	3,916
391	Papa Murphy’s Holdings, Inc.(b)	3,711
379	Party City Holdco, Inc.(b)	3,650
314	Penn National Gaming, Inc.(b)	4,437
296	Pep Boys-Manny, Moe & Jack (The)(b)	5,473
476	Performance Sports Group Ltd.(b)	3,403
242	Perry Ellis International, Inc.(b)	4,600
1,875	PetMed Express, Inc.	33,788
828	Pier 1 Imports, Inc.	3,329
159	Pinnacle Entertainment, Inc.(b)	4,856
304	Planet Fitness, Inc., Class A(b)	4,344
58	Pool Corp.	4,901
87	Popeyes Louisiana Kitchen, Inc.(b)	5,362
403	Potbelly Corp.(b)	4,312
355	Reading International, Inc., Class A(b)	3,855
74	Red Robin Gourmet Burgers, Inc.(b)	4,569
319	Regis Corp.(b)	4,766
304	Rent-A-Center, Inc.	4,140
107	Rentrak Corp.(b)	4,758
60	Restoration Hardware Holdings, Inc.(b)	3,697
876	Ruby Tuesday, Inc.(b)	4,774
291	Ruth’s Hospitality Group, Inc.	4,729
110	Saga Communications, Inc., Class A	4,610
115	Scholastic Corp.	3,948
637	Scientific Games Corp., Class A(b)	3,771
256	SeaWorld Entertainment, Inc.	4,879
214	Select Comfort Corp.(b)	4,507
601	Sequential Brands Group, Inc.(b)	3,870
114	Shake Shack, Inc., Class A(b)	3,942
207	Shoe Carnival, Inc.	4,800
108	Shutterfly, Inc.(b)	4,498
149	Sinclair Broadcast Group, Inc., Class A	4,917
1,284	Sizmek, Inc.(b)	4,378
1,109	Skullcandy, Inc.(b)	3,527
221	Smith & Wesson Holding Corp.(b)	4,765
204	Sonic Automotive, Inc., Class A	3,492
152	Sonic Corp.	4,466
175	Sotheby’s	4,111
238	Speedway Motorsports, Inc.	4,491
414	Sportsman’s Warehouse Holdings, Inc.(b)	5,428
575	Stage Stores, Inc.	4,773
120	Standard Motor Products, Inc.	4,477
689	Stein Mart, Inc.	5,071
156	Steven Madden Ltd.(b)	5,037
337	Stoneridge, Inc.(b)	3,811
79	Strattec Security Corp.	3,790
84	Strayer Education, Inc.(b)	4,485
81	Sturm Ruger & Co., Inc.	4,767
258	Superior Industries International, Inc.	4,750
292	Superior Uniform Group, Inc.	5,206
571	Systemax, Inc.(b)	4,854
305	Taylor Morrison Home Corp., Class A(b)	3,675
101	Tenneco, Inc.(b)	3,859
137	Texas Roadhouse, Inc.	5,046
304	Tile Shop Holdings, Inc. (The)(b)	4,593
779	Tilly’s, Inc., Class A(b)	5,056
305	Time, Inc.	4,575
166	Tower International, Inc.(b)	3,821
469	Townsquare Media, Inc., Class A(b)	4,409
371	TRI Pointe Homes, Inc.(b)	3,910
506	Tribune Publishing Co.	4,726
734	Tuesday Morning Corp.(b)	4,088
278	Tumi Holdings, Inc.(b)	4,807
439	Unifi, Inc.(b)	10,479
96	Universal Electronics, Inc.(b)	4,814
1,181	Universal Technical Institute, Inc.	4,523
37	Vail Resorts, Inc.	4,625
292	Vera Bradley, Inc.(b)	4,316
1,039	Vince Holding Corp.(b)	5,372
144	Vitamin Shoppe, Inc.(b)	4,382

Schedule of Investments(a)

876	VOXX International Corp., Class A(b)	$3,758
103	Wayfair, Inc., Class A(b)	4,656
216	WCI Communities, Inc.(b)	4,523
196	Weight Watchers International, Inc.(b)	2,487
559	West Marine, Inc.(b)	4,623
173	Weyco Group, Inc.	4,636
319	William Lyon Homes, Class A(b)	3,464
210	Wingstop, Inc.(b)	5,095
52	Winmark Corp.	4,907
225	Winnebago Industries, Inc.	3,962
271	Wolverine World Wide, Inc.	4,583
283	World Wrestling Entertainment, Inc., Class A	5,066
437	ZAGG, Inc.(b)	4,029
154	Zoe’s Kitchen, Inc.(b)	4,278
312	Zumiez, Inc.(b)	5,650

		1,339,057

	Consumer Staples - 11.1%
1,004	Andersons, Inc. (The)	29,427
905	B&G Foods, Inc.	32,960
154	Boston Beer Co., Inc. (The), Class A(b)	27,604
618	Calavo Growers, Inc.	31,982
671	Cal-Maine Foods, Inc.	33,865
248	Casey’s General Stores, Inc.	29,944
308	Central Garden & Pet Co., Class A(b)	4,257
1,821	Chefs’ Warehouse, Inc. (The)(b)	23,946
162	Coca-Cola Bottling Co. Consolidated	28,496
609	Darling Ingredients, Inc.(b)	5,475
1,825	Dean Foods Co.	36,464
797	Diamond Foods, Inc.(b)	29,250
474	Elizabeth Arden, Inc.(b)	3,792
989	Farmer Brothers Co.(b)	27,563
746	Fresh Del Monte Produce, Inc.	30,444
1,328	Fresh Market, Inc. (The)(b)	25,444
233	HRG Group, Inc.(b)	2,829
703	Ingles Markets, Inc., Class A	26,967
191	Inter Parfums, Inc.	5,128
272	J & J Snack Foods Corp.	29,371
577	John B. Sanfilippo & Son, Inc.	34,614
283	Lancaster Colony Corp.	28,775
1,072	Landec Corp.(b)	12,896
1,064	Medifast, Inc.	30,888
1,412	MGP Ingredients, Inc.	31,601
705	National Beverage Corp.(b)	29,145
720	Natural Health Trends Corp.	14,364
1,261	Nutraceutical International Corp.(b)	29,886
351	Oil-Dri Corp. of America	13,163
1,527	Omega Protein Corp.(b)	34,495
1,086	Orchids Paper Products Co.	32,037
1,361	Performance Food Group Co.(b)	31,847
509	Post Holdings, Inc., Class A(b)	29,777
56	PriceSmart, Inc.	4,287
174	Revlon, Inc., Class A(b)	5,173
428	Sanderson Farms, Inc.	34,762
10	Seaboard Corp.(b)	28,770
1,165	Seneca Foods Corp., Class A(b)	32,189
1,763	Smart & Final Stores, Inc.(b)	28,349
883	Snyder’s-Lance, Inc.	27,876
1,478	SpartanNash Co.	30,329
4,664	SUPERVALU, Inc.(b)	21,221
1,007	Tootsie Roll Industries, Inc., Class A	33,050
398	TreeHouse Foods, Inc.(b)	31,585
807	United Natural Foods, Inc.(b)	28,261
595	Universal Corp.	32,564
243	USANA Health Sciences, Inc.(b)	30,837
1,352	Vector Group Ltd.	31,529
314	WD-40 Co.	32,436
789	Weis Markets, Inc.	32,049

		1,283,963

	Energy - 9.3%
1,399	Alon USA Energy, Inc.	17,599

2,802	Archrock, Inc.	$16,812
506	Ardmore Shipping Corp. (Ireland)	5,136
1,639	Atwood Oceanics, Inc.	10,047
4,820	Bill Barrett Corp.(b)	17,834
3,709	Bonanza Creek Energy, Inc.(b)	10,571
229	Bristow Group, Inc.	5,327
4,323	C&J Energy Services Ltd.(b)	10,635
2,331	Callon Petroleum Co.(b)	15,967
1,252	CARBO Ceramics, Inc.	20,721
623	Carrizo Oil & Gas, Inc.(b)	16,902
473	Clayton Williams Energy, Inc.(b)	8,126
5,723	Clean Energy Fuels Corp.(b)	15,338
9,677	Cloud Peak Energy, Inc.(b)	14,515
3,099	Contango Oil & Gas Co.(b)	19,865
937	Delek US Holdings, Inc.	15,948
733	DHT Holdings, Inc.	4,237
482	Dorian LPG Ltd.(b)	5,100
2,183	Era Group, Inc.(b)	20,040
3,944	Evolution Petroleum Corp.	18,379
21,416	EXCO Resources, Inc.(b)	25,485
1,517	Exterran Corp.(b)	25,061
8,448	Fairmount Santrol Holdings, Inc.(b)	20,698
1,619	Forum Energy Technologies, Inc.(b)	18,149
1,941	Frontline Ltd. (Norway)	4,231
605	GasLog Ltd. (Monaco)	4,519
634	Gener8 Maritime, Inc.(b)	4,267
1,931	Geospace Technologies Corp.(b)	20,874
990	Green Plains, Inc.	18,760
1,034	Gulfmark Offshore, Inc., Class A(b)	3,919
10,808	Halcon Resources Corp.(b)	5,944
4,007	Helix Energy Solutions Group, Inc.(b)	16,148
2,252	Hornbeck Offshore Services, Inc.(b)	18,309
979	Matador Resources Co.(b)	15,693
996	Matrix Service Co.(b)	18,884
5,797	McDermott International, Inc.(b)	16,000
1,049	Natural Gas Services Group, Inc.(b)	19,847
1,909	Navios Maritime Acquisition Corp.	4,353
4,108	Newpark Resources, Inc.(b)	20,006
405	Nordic American Tankers Ltd.	5,148
5,195	Northern Oil and Gas, Inc.(b)	17,143
2,311	Oasis Petroleum, Inc.(b)	12,364
695	Oil States International, Inc.(b)	19,620
4,983	Pacific Ethanol, Inc.(b)	17,391
1,368	Panhandle Oil and Gas, Inc., Class A	19,740
873	Par Pacific Holdings, Inc.(b)	20,882
9,686	Parker Drilling Co.(b)	13,270
1,086	Parsley Energy, Inc., Class A(b)	20,916
351	PDC Energy, Inc.(b)	19,961
2,959	Peabody Energy Corp.	13,168
313	PHI, Inc.(b)	5,675
9,570	Pioneer Energy Services Corp.(b)	13,111
2,481	Renewable Energy Group, Inc.(b)	17,193
407	REX American Resources Corp.(b)	21,746
1,072	RigNet, Inc.(b)	15,640
2,627	Ring Energy, Inc.(b)	14,527
775	RSP Permian, Inc.(b)	18,251
4,759	Sanchez Energy Corp.(b)	17,228
764	Scorpio Tankers, Inc. (Monaco)	4,660
384	SEACOR Holdings, Inc.(b)	17,668
833	SemGroup Corp., Class A	18,443
379	Ship Finance International Ltd. (Norway)	5,075
8,570	Solazyme, Inc.(b)	14,140
4,690	Stone Energy Corp.(b)	14,445
2,120	Synergy Resources Corp.(b)	13,441
804	Teekay Tankers Ltd., Class A (Bermuda)	3,674
2,875	Tesco Corp.	19,550
2,498	TETRA Technologies, Inc.(b)	15,463
853	Tidewater, Inc.	4,529
10,871	Ultra Petroleum Corp.(b)	24,568
1,693	Unit Corp.(b)	17,658
12,642	Uranium Energy Corp.(b)	12,081

Schedule of Investments(a)

596	US Silica Holdings, Inc.	$11,115
580	Western Refining, Inc.	19,082

		1,068,812

	Financials - 11.2%
96	1st Source Corp.	2,901
91	Acadia Realty Trust REIT	3,103
145	Access National Corp.	2,727
231	AG Mortgage Investment Trust, Inc. REIT	2,710
91	Agree Realty Corp. REIT	3,360
83	Alexander & Baldwin, Inc.	2,515
8	Alexander’s, Inc. REIT	2,920
126	Allegiance Bancshares, Inc.(b)	2,337
119	Altisource Portfolio Solutions SA(b)	3,439
246	Altisource Residential Corp. REIT	2,448
227	Ambac Financial Group, Inc.(b)	3,187
77	American Assets Trust, Inc. REIT	2,879
216	American Capital Mortgage Investment Corp. REIT	2,815
125	American Equity Investment Life Holding Co.	2,274
121	American National Bankshares, Inc.	3,025
165	American Residential Properties, Inc. REIT	2,795
87	Ameris Bancorp	2,517
61	AMERISAFE, Inc.	3,112
124	Ames National Corp.	3,098
67	Anchor BanCorp Wisconsin, Inc.(b)	2,860
687	Anworth Mortgage Asset Corp. REIT	2,927
172	Apollo Commercial Real Estate Finance, Inc. REIT	2,735
251	Apollo Residential Mortgage, Inc. REIT	2,723
258	Ares Commercial Real Estate Corp. REIT	2,750
49	Argo Group International Holdings Ltd.	2,785
236	Arlington Asset Investment Corp., Class A	2,620
281	Armada Hoffler Properties, Inc. REIT	3,026
147	ARMOUR Residential REIT, Inc. REIT	2,865
107	Arrow Financial Corp.	2,945
214	Ashford Hospitality Prime, Inc. REIT	2,352
461	Ashford Hospitality Trust, Inc. REIT	2,563
56	Ashford, Inc.(b)	2,974
104	Associated Capital Group, Inc., Class A(b)	2,816
182	Astoria Financial Corp.	2,754
155	Atlas Financial Holdings, Inc.(b)	2,700
245	AV Homes, Inc.(b)	2,504
127	Baldwin & Lyons, Inc., Class B	3,141
210	Banc of California, Inc.	3,171
50	BancFirst Corp.	2,797
116	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,705
453	Bancorp, Inc. (The)(b)	2,039
122	BancorpSouth, Inc.	2,547
383	Bank Mutual Corp.	3,018
56	Bank of Marin Bancorp	3,023
60	Bank of the Ozarks, Inc.	2,660
232	BankFinancial Corp.	2,847
64	Banner Corp.	2,656
86	Bar Harbor Bankshares	2,984
179	BBCN Bancorp, Inc.	2,721
190	BBX Capital Corp., Class A(b)	2,548
286	Bear State Financial, Inc.(b)	2,531
220	Beneficial Bancorp, Inc.(b)	2,849
103	Berkshire Hills Bancorp, Inc.	2,861
320	BGC Partners, Inc., Class A	2,928
191	Blue Hills Bancorp, Inc.	2,808
272	Bluerock Residential Growth REIT, Inc., Class A REIT	2,818
118	BNC Bancorp	2,740
159	BofI Holding, Inc.(b)	2,728
267	Boston Private Financial Holdings, Inc.	2,763
97	Bridge Bancorp, Inc.	2,824
257	Brookline Bancorp, Inc.	2,868
102	Bryn Mawr Bank Corp.	2,675

132	BSB Bancorp, Inc.(b)	$2,917
125	C1 Financial, Inc.(b)	2,988
326	Calamos Asset Management, Inc., Class A	3,126
68	Camden National Corp.	2,854
446	Campus Crest Communities, Inc. REIT(b)	3,086
94	Capital Bank Financial Corp., Class A	2,862
194	Capital City Bank Group, Inc.	2,745
239	Capitol Federal Financial, Inc.	2,933
342	Capstead Mortgage Corp. REIT	3,194
130	Cardinal Financial Corp.	2,479
270	CareTrust REIT, Inc. REIT	2,770
500	Cascade Bancorp(b)	2,700
100	Cash America International, Inc.	2,994
268	CatchMark Timber Trust, Inc., Class A REIT	2,919
94	Cathay General Bancorp	2,632
428	Cedar Realty Trust, Inc. REIT	3,022
196	Centerstate Banks, Inc.	2,781
140	Central Pacific Financial Corp.	2,933
68	Century Bancorp, Inc., Class A	2,754
228	Charter Financial Corp.	3,064
144	Chatham Lodging Trust REIT	2,716
87	Chemical Financial Corp.	2,772
116	Chesapeake Lodging Trust REIT	2,914
146	Citizens & Northern Corp.	2,942
383	Citizens, Inc., Class A(b)	2,482
65	City Holding Co.	2,890
207	Clifton Bancorp, Inc.	2,987
173	CNB Financial Corp.	3,147
160	CNO Financial Group, Inc.	2,784
225	CoBiz Financial, Inc.	2,473
99	Cohen & Steers, Inc.	2,992
155	Colony Capital, Inc., Class A REIT	2,671
137	Colony Starwood Homes REIT	2,948
92	Columbia Banking System, Inc.	2,726
73	Community Bank System, Inc.	2,748
85	Community Trust Bancorp, Inc.	2,961
217	CommunityOne Bancorp(b)	2,856
160	ConnectOne Bancorp, Inc.	2,661
54	Consolidated-Tomoka Land Co.	2,508
216	CorEnergy Infrastructure Trust, Inc. REIT	3,413
53	CoreSite Realty Corp. REIT	3,399
323	Cousins Properties, Inc. REIT	2,784
766	Cowen Group, Inc., Class A(b)	2,191
520	Crawford & Co., Class B	2,366
115	CU Bancorp(b)	2,628
100	CubeSmart REIT	3,129
111	Customers Bancorp, Inc.(b)	2,786
174	CVB Financial Corp.	2,664
84	CyrusOne, Inc. REIT	3,095
412	CYS Investments, Inc. REIT	2,839
82	DCT Industrial Trust, Inc. REIT	2,935
15	Diamond Hill Investment Group, Inc.	2,536
290	DiamondRock Hospitality Co. REIT	2,407
169	Dime Community Bancshares, Inc.	2,905
225	Donegal Group, Inc., Class A	3,175
95	DuPont Fabros Technology, Inc. REIT	3,151
472	Dynex Capital, Inc. REIT	2,832
58	Eagle Bancorp, Inc.(b)	2,740
171	Easterly Government Properties, Inc. REIT	3,047
54	EastGroup Properties, Inc. REIT	2,883
81	Education Realty Trust, Inc. REIT	3,166
288	eHealth, Inc.(b)	3,021
116	EMC Insurance Group, Inc.	2,698
109	Employers Holdings, Inc.	2,715
104	Encore Capital Group, Inc.(b)	2,384
484	Enova International, Inc.(b)	2,696
20	Enstar Group Ltd. (Bermuda)(b)	3,191
125	Enterprise Bancorp, Inc.	2,961
106	Enterprise Financial Services Corp.	3,009
53	EPR Properties REIT	3,177

Schedule of Investments(a)

127	Equity Bancshares, Inc., Class A(b)	$2,794
116	Equity One, Inc. REIT	3,216
130	Essent Group Ltd.(b)	2,336
181	EverBank Financial Corp.	2,547
55	Evercore Partners, Inc., Class A	2,484
636	EZCORP, Inc., Class A(b)	1,933
224	F.N.B. Corp.	2,699
114	Farmers Capital Bank Corp.(b)	3,077
47	FBL Financial Group, Inc., Class A	2,870
81	FCB Financial Holdings, Inc., Class A(b)	2,723
97	Federal Agricultural Mortgage Corp., Class C	3,163
99	Federated National Holding Co.	2,449
411	FelCor Lodging Trust, Inc. REIT	2,861
118	Fidelity & Guaranty Life	2,956
136	Fidelity Southern Corp.	2,149
90	Financial Engines, Inc.	2,427
107	Financial Institutions, Inc.	2,937
85	First American Financial Corp.	2,921
944	First BanCorp(b)	2,454
145	First Bancorp, Inc.	2,771
159	First Bancorp/Southern Pines NC	2,981
144	First Busey Corp.	2,654
119	First Business Financial Services, Inc.	2,732
80	First Cash Financial Services, Inc.(b)	2,840
12	First Citizens BancShares, Inc., Class A	2,953
328	First Commonwealth Financial Corp.	2,863
157	First Community Bancshares, Inc.	2,912
177	First Connecticut Bancorp, Inc.	2,880
76	First Defiance Financial Corp.	2,959
161	First Financial Bancorp	2,576
96	First Financial Bankshares, Inc.	2,508
86	First Financial Corp.	2,842
138	First Industrial Realty Trust, Inc. REIT	2,841
103	First Interstate BancSystem, Inc., Class A	2,776
116	First Merchants Corp.	2,652
162	First Midwest Bancorp, Inc.	2,824
80	First NBC Bank Holding Co.(b)	2,511
97	First of Long Island Corp. (The)	2,816
269	First Potomac Realty Trust REIT	2,634
159	FirstMerit Corp.	3,081
125	Flagstar Bancorp, Inc.(b)	2,331
137	Flushing Financial Corp.	3,014
300	FNFV Group(b)	2,814
279	Forestar Group, Inc.(b)	2,533
148	Fox Chase Bancorp, Inc.	2,896
95	Franklin Financial Network, Inc.(b)	2,643
304	Franklin Street Properties Corp. REIT	2,967
93	FRP Holdings, Inc.(b)	2,824
223	Fulton Financial Corp.	2,866
416	Gain Capital Holdings, Inc.	2,895
97	GAMCO Investors, Inc., Class A	2,821
110	Geo Group, Inc. (The) REIT	3,254
90	German American Bancorp, Inc.	2,864
175	Getty Realty Corp. REIT	3,129
113	Glacier Bancorp, Inc.	2,666
209	Gladstone Commercial Corp. REIT	2,989
105	Global Indemnity PLC, Class A(b)	3,157
191	Government Properties Income Trust REIT	2,622
817	Gramercy Property Trust REIT	5,972
248	Great Ajax Corp. REIT	2,733
63	Great Southern Bancorp, Inc.	2,499
99	Great Western Bancorp, Inc.	2,586
278	Green Bancorp, Inc.(b)	2,046
182	Green Dot Corp., Class A(b)	3,234
114	Greenhill & Co., Inc.	2,711
167	Greenlight Capital Re Ltd., Class A(b)	3,243
184	Guaranty Bancorp	2,900
247	Hallmark Financial Services, Inc.(b)	2,692
1,614	Hampton Roads Bankshares, Inc.(b)	2,921
122	Hancock Holding Co.	2,923

128	Hanmi Financial Corp.	$2,778
176	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,159
225	Hatteras Financial Corp. REIT	2,759
92	HCI Group, Inc.	3,059
108	Healthcare Realty Trust, Inc. REIT	3,136
91	Heartland Financial USA, Inc.	2,725
275	Heritage Commerce Corp.	2,698
162	Heritage Financial Corp.	2,934
141	Heritage Insurance Holdings, Inc.	2,795
369	Heritage Oaks Bancorp	2,841
134	Hersha Hospitality Trust REIT	2,354
88	HFF, Inc., Class A(b)	2,514
71	Highwoods Properties, Inc. REIT	3,003
150	Hilltop Holdings, Inc.(b)	2,396
23	Hingham Institution for Savings	2,829
73	Home BancShares, Inc.	2,826
134	HomeStreet, Inc.(b)	2,744
153	HomeTrust Bancshares, Inc.(b)	2,831
89	Horace Mann Educators Corp.	2,734
112	Horizon Bancorp	2,875
127	Houlihan Lokey, Inc., Class A	3,067
109	Hudson Pacific Properties, Inc. REIT	2,770
54	IBERIABANK Corp.	2,584
156	Impac Mortgage Holdings, Inc.(b)	2,059
208	Independence Holding Co.	3,191
399	Independence Realty Trust, Inc. REIT	2,717
63	Independent Bank Corp./MA	2,880
198	Independent Bank Corp./MI	2,998
89	Independent Bank Group, Inc.	2,662
37	Infinity Property & Casualty Corp.	2,937
150	InfraREIT, Inc. REIT	2,900
282	Inland Real Estate Corp. REIT	3,020
115	International Bancshares Corp.	2,667
89	INTL FCStone, Inc.(b)	2,509
242	Invesco Mortgage Capital, Inc. REIT(c)	2,739
166	Investment Technology Group, Inc.	2,857
238	Investors Bancorp, Inc.	2,782
415	Investors Real Estate Trust REIT	2,706
254	iStar, Inc. REIT(b)	2,652
92	James River Group Holdings Ltd.	3,121
216	Janus Capital Group, Inc.	2,719
1,777	JG Wentworth Co. (The), Class A(b)	2,488
64	Kansas City Life Insurance Co.(b)	3,252
243	KCG Holdings, Inc., Class A(b)	2,483
241	Kearny Financial Corp.	2,914
76	Kemper Corp.	2,627
125	Kennedy-Wilson Holdings, Inc.	2,535
116	Kite Realty Group Trust REIT	3,074
268	Ladder Capital Corp., Class A REIT	2,948
1,021	Ladenburg Thalmann Financial Services, Inc.(b)	2,399
248	Lakeland Bancorp, Inc.	2,780
62	Lakeland Financial Corp.	2,715
115	LaSalle Hotel Properties REIT	2,548
120	LegacyTexas Financial Group, Inc.	2,344
31	LendingTree, Inc.(b)	2,284
370	Lexington Realty Trust REIT	2,712
227	Live Oak Bancshares, Inc.	3,233
72	LTC Properties, Inc. REIT	3,206
134	Mack-Cali Realty Corp. REIT	2,786
198	Maiden Holdings Ltd.	2,534
134	MainSource Financial Group, Inc.	2,972
101	Marcus & Millichap, Inc.(b)	2,388
28	MarketAxess Holdings, Inc.	3,254
362	Marlin Business Services Corp.	5,673
91	MB Financial, Inc.	2,832
527	MBIA, Inc.(b)	3,510
268	Medical Properties Trust, Inc. REIT	2,948
627	Medley Management, Inc., Class A	3,844
119	Mercantile Bank Corp.	2,660

Schedule of Investments(a)

95	Merchants Bancshares, Inc.	$2,765
209	Meridian Bancorp, Inc.	2,936
68	Meta Financial Group, Inc.	2,948
95	Metro Bancorp, Inc.	2,709
331	MGIC Investment Corp.(b)	2,191
98	MidWestOne Financial Group, Inc.	2,759
103	Moelis & Co., Class A	2,620
294	Monmouth Real Estate Investment Corp. REIT	3,022
302	Monogram Residential Trust, Inc. REIT	2,633
144	National Bank Holdings Corp., Class A	2,835
85	National Bankshares, Inc.	2,940
126	National Commerce Corp.(b)	2,898
141	National General Holdings Corp.	2,790
50	National Health Investors, Inc. REIT	3,034
114	National Interstate Corp.	2,796
245	National Penn Bancshares, Inc.	2,793
181	National Storage Affiliates Trust REIT	3,148
12	National Western Life Group, Inc., Class A	2,769
263	Nationstar Mortgage Holdings, Inc.(b)	2,656
35	Navigators Group, Inc. (The)(b)	3,066
106	NBT Bancorp, Inc.	2,745
93	Nelnet, Inc., Class A	3,020
271	New Residential Investment Corp. REIT	3,087
339	New Senior Investment Group, Inc. REIT	3,115
585	New York Mortgage Trust, Inc. REIT	2,831
263	New York REIT, Inc. REIT	2,704
246	NewBridge Bancorp, Class A	2,785
373	NewStar Financial, Inc.(b)	2,857
239	NexPoint Residential Trust, Inc. REIT	2,844
441	NMI Holdings, Inc., Class A(b)	2,315
188	Northfield Bancorp, Inc.	2,910
221	Northwest Bancshares, Inc.	2,778
153	OceanFirst Financial Corp.	2,711
487	Ocwen Financial Corp.(b)	2,635
465	OFG Bancorp	2,613
218	Old National Bancorp	2,686
391	Old Second Bancorp, Inc.(b)	2,780
211	OM Asset Management PLC	2,386
308	On Deck Capital, Inc.(b)	2,439
139	One Liberty Properties, Inc. REIT	2,880
235	OneBeacon Insurance Group Ltd., Class A	3,017
191	Oppenheimer Holdings, Inc., Class A	2,928
82	Opus Bank	2,705
341	Orchid Island Capital, Inc. REIT	3,028
182	Oritani Financial Corp.	3,043
195	Pacific Continental Corp.	3,147
141	Pacific Premier Bancorp, Inc.(b)	2,895
35	Park National Corp.	3,084
414	Park Sterling Corp.	3,030
189	Parkway Properties, Inc. REIT	2,546
887	Patriot National, Inc.(b)	5,881
140	Peapack-Gladstone Financial Corp.	3,018
103	Pebblebrook Hotel Trust REIT	2,515
69	Penns Woods Bancorp, Inc.	2,714
141	Pennsylvania Real Estate Investment Trust REIT	2,761
190	PennyMac Financial Services, Inc., Class A(b)	2,263
194	PennyMac Mortgage Investment Trust REIT	2,629
159	Peoples Bancorp, Inc.	2,728
76	Peoples Financial Services Corp.	2,812
177	People’s Utah Bancorp	2,736
396	PHH Corp.(b)	4,863
188	Physicians Realty Trust REIT	3,209
317	PICO Holdings, Inc.(b)	2,783
58	Pinnacle Financial Partners, Inc.	2,891
75	Piper Jaffray Cos.(b)	2,550
98	Potlatch Corp. REIT	2,826
80	PRA Group, Inc.(b)	2,380

246	Preferred Apartment Communities, Inc., Class A REIT	$2,964
89	Preferred Bank	2,893
62	Primerica, Inc.	2,791
71	PrivateBancorp, Inc.	2,672
61	Prosperity Bancshares, Inc.	2,586
148	Provident Financial Services, Inc.	2,907
35	PS Business Parks, Inc. REIT	3,030
357	Pzena Investment Management, Inc., Class A	2,749
125	QCR Holdings, Inc.	2,870
71	QTS Realty Trust, Inc., Class A REIT	3,280
226	Radian Group, Inc.	2,274
1,182	RAIT Financial Trust REIT	3,026
182	Ramco-Gershenson Properties Trust REIT	3,110
79	RE/MAX Holdings, Inc., Class A	2,751
238	Redwood Trust, Inc. REIT	2,563
206	Regional Management Corp.(b)	2,732
84	Renasant Corp.	2,667
118	Republic Bancorp, Inc., Class A	3,152
780	Resource America, Inc., Class A	3,401
270	Resource Capital Corp. REIT	2,813
168	Retail Opportunity Investments Corp. REIT	3,106
189	Rexford Industrial Realty, Inc. REIT	3,079
51	RLI Corp.	3,024
133	RLJ Lodging Trust REIT	2,433
231	RMR Group, Inc. (The), Class A(b)	4,816
212	Rouse Properties, Inc. REIT	3,710
58	Ryman Hospitality Properties, Inc. REIT	2,723
98	S&T Bancorp, Inc.	2,647
154	Sabra Health Care REIT, Inc. REIT	2,827
206	Safeguard Scientifics, Inc.(b)	2,678
56	Safety Insurance Group, Inc.	3,160
112	Sandy Spring Bancorp, Inc.	2,979
57	Saul Centers, Inc. REIT	2,900
192	Seacoast Banking Corp. of Florida(b)	2,845
154	Select Income REIT	2,911
87	Selective Insurance Group, Inc.	2,724
65	ServisFirst Bancshares, Inc.	2,605
166	Sierra Bancorp	3,021
193	Silver Bay Realty Trust Corp. REIT	2,694
57	Simmons First National Corp., Class A	2,526
41	South State Corp.	2,741
120	Southside Bancshares, Inc.	2,704
172	Southwest Bancorp, Inc.	2,879
32	Sovran Self Storage, Inc. REIT	3,606
167	St. Joe Co. (The)(b)	2,657
162	STAG Industrial, Inc., Class A REIT	2,743
142	State Auto Financial Corp.	3,100
141	State Bank Financial Corp.	2,716
310	State National Cos., Inc.	3,054
178	Sterling Bancorp	2,796
79	Stewart Information Services Corp.	2,801
70	Stifel Financial Corp.(b)	2,342
78	Stock Yards Bancorp, Inc.	3,048
92	Stonegate Bank	2,914
636	Stonegate Mortgage Corp.(b)	2,633
134	STORE Capital Corp. REIT	3,322
107	Suffolk Bancorp	2,995
248	Summit Hotel Properties, Inc. REIT	2,517
144	Sun Bancorp, Inc.(b)	3,021
44	Sun Communities, Inc. REIT	2,930
229	Sunstone Hotel Investors, Inc. REIT	2,721
171	Talmer Bancorp, Inc., Class A	2,746
154	Tejon Ranch Co.(b)	3,012
136	Terreno Realty Corp. REIT	3,057
106	Territorial Bancorp, Inc.	2,825
60	Texas Capital Bancshares, Inc.(b)	2,142
222	Third Point Reinsurance Ltd. (Bermuda)(b)	2,586
462	Tiptree Financial, Inc., Class A	2,971
50	Tompkins Financial Corp.	2,801

Schedule of Investments(a)

143	TowneBank	$2,727
107	TriCo Bancshares	2,730
229	TriState Capital Holdings, Inc.(b)	2,725
178	Triumph Bancorp, Inc.(b)	2,515
478	TrustCo Bank Corp. NY	2,629
126	Trustmark Corp.	2,727
68	UMB Financial Corp.	3,189
302	UMH Properties, Inc. REIT	2,848
183	Umpqua Holdings Corp.	2,650
115	Union Bankshares Corp.	2,642
79	United Bankshares, Inc.	2,653
155	United Community Banks, Inc.	2,799
501	United Community Financial Corp.	3,071
313	United Development Funding IV REIT	3,152
225	United Financial Bancorp, Inc.	2,543
78	United Fire Group, Inc.	3,013
163	United Insurance Holdings Corp.	2,531
60	Universal Health Realty Income Trust REIT	3,050
144	Universal Insurance Holdings, Inc.	2,699
144	Univest Corp. of Pennsylvania	2,834
133	Urban Edge Properties REIT	3,232
152	Urstadt Biddle Properties, Inc., Class A REIT	3,086
298	Valley National Bancorp	2,622
138	Virtu Financial, Inc., Class A	3,133
25	Virtus Investment Partners, Inc.	2,200
104	Walker & Dunlop, Inc.(b)	2,492
219	Walter Investment Management Corp.(b)	2,166
110	Washington REIT	2,775
123	Washington Federal, Inc.	2,626
77	Washington Trust Bancorp, Inc.	3,038
214	Waterstone Financial, Inc.	2,964
79	Webster Financial Corp.	2,620
99	WesBanco, Inc.	2,873
151	West Bancorporation, Inc.	2,718
65	Westamerica Bancorp.	2,839
82	Western Alliance Bancorp(b)	2,672
287	Western Asset Mortgage Capital Corp. REIT	2,815
58	Westwood Holdings Group, Inc.	2,749
260	Whitestone REIT	2,865
264	Wilshire Bancorp, Inc.	2,796
61	Wintrust Financial Corp.	2,568
176	WisdomTree Investments, Inc.	2,112
77	World Acceptance Corp.(b)	2,228
92	WSFS Financial Corp.	2,674
193	Xenia Hotels & Resorts, Inc. REIT	2,824
119	Yadkin Financial Corp.	2,766
317	ZAIS Group Holdings, Inc., Class A(b)	1,997

		1,286,589

	Health Care - 10.2%
173	AAC Holdings, Inc.(b)	3,090
74	Abaxis, Inc.	3,223
1,133	Abeona Therapeutics, Inc.(b)	2,957
46	ABIOMED, Inc.(b)	3,925
112	ACADIA Pharmaceuticals, Inc.(b)	2,317
177	Accelerate Diagnostics, Inc.(b)	2,621
89	Acceleron Pharma, Inc.(b)	2,732
584	Accuray, Inc.(b)	3,113
500	Aceto Corp.	11,425
399	Achillion Pharmaceuticals, Inc.(b)	2,697
172	Aclaris Therapeutics, Inc.(b)	3,824
101	Acorda Therapeutics, Inc.(b)	3,719
260	Adamas Pharmaceuticals, Inc.(b)	4,456
155	Addus HomeCare Corp.(b)	3,288
76	Adeptus Health, Inc., Class A(b)	3,586
124	Aduro Biotech, Inc.(b)	1,796
467	Advaxis, Inc.(b)	3,185
429	Aegerion Pharmaceuticals, Inc.(b)	3,037
166	Aerie Pharmaceuticals, Inc.(b)	2,746
577	Affimed BV (Germany)(b)	1,916

403	Affymetrix, Inc.(b)	$5,654
988	Agenus, Inc.(b)	3,112
521	Agile Therapeutics, Inc.(b)	3,178
207	Aimmune Therapeutics, Inc.(b)	2,832
90	Air Methods Corp.(b)	3,505
328	Akebia Therapeutics, Inc.(b)	2,404
196	Albany Molecular Research, Inc.(b)	3,199
111	Alder Biopharmaceuticals, Inc.(b)	2,684
1,706	Alimera Sciences, Inc.(b)	3,941
469	Alliance HealthCare Services, Inc.(b)	3,508
100	Almost Family, Inc.(b)	3,824
144	AMAG Pharmaceuticals, Inc.(b)	3,299
95	Amedisys, Inc.(b)	3,396
423	Amicus Therapeutics, Inc.(b)	2,555
132	AMN Healthcare Services, Inc.(b)	3,718
271	Amphastar Pharmaceuticals, Inc.(b)	3,266
50	AmSurg Corp.(b)	3,659
37	Anacor Pharmaceuticals, Inc.(b)	2,780
47	Analogic Corp.	3,481
313	AngioDynamics, Inc.(b)	3,543
88	ANI Pharmaceuticals, Inc.(b)	2,817
103	Anika Therapeutics, Inc.(b)	3,875
3,026	Antares Pharma, Inc.(b)	3,722
874	Anthera Pharmaceuticals, Inc.(b)	2,823
225	Applied Genetic Technologies Corp.(b)	3,287
698	Aratana Therapeutics, Inc.(b)	2,352
195	Ardelyx, Inc.(b)	2,030
2,164	Arena Pharmaceuticals, Inc.(b)	3,268
630	ARIAD Pharmaceuticals, Inc.(b)	3,163
1,011	Array BioPharma, Inc.(b)	3,124
694	Arrowhead Research Corp.(b)	2,415
482	Assembly Biosciences, Inc.(b)	2,468
927	Asterias Biotherapeutics, Inc.(b)	2,976
173	Atara Biotherapeutics, Inc.(b)	3,131
181	AtriCure, Inc.(b)	3,164
10	Atrion Corp.	3,755
445	aTyr Pharma, Inc.(b)	2,350
438	Avalanche Biotechnologies, Inc.(b)	2,628
192	Axovant Sciences Ltd.(b)	3,059
216	Bellicum Pharmaceuticals, Inc.(b)	2,441
401	BioCryst Pharmaceuticals, Inc.(b)	2,795
799	BioDelivery Sciences International, Inc.(b)	3,236
2,391	BioScrip, Inc.(b)	4,280
89	BioSpecifics Technologies Corp.(b)	3,398
325	BioTelemetry, Inc.(b)	3,068
1,116	BioTime, Inc.(b)	2,701
159	Blueprint Medicines Corp.(b)	2,499
634	Calithera Biosciences, Inc.(b)	3,170
74	Cambrex Corp.(b)	2,563
60	Cantel Medical Corp.	3,562
188	Capital Senior Living Corp.(b)	3,446
253	Cara Therapeutics, Inc.(b)	2,277
1,196	Carbylan Therapeutics, Inc.(b)	2,906
276	Cardiovascular Systems, Inc.(b)	2,332
971	Castlight Health, Inc., Class B(b)	3,214
468	Catabasis Pharmaceuticals, Inc.(b)	3,098
147	Catalent, Inc.(b)	3,459
1,562	Catalyst Pharmaceuticals, Inc.(b)	2,905
265	Celldex Therapeutics, Inc.(b)	2,199
181	Cellular Biomedicine Group, Inc.(b)	2,498
130	Cempra, Inc.(b)	2,240
122	Cepheid, Inc.(b)	3,593
622	Cerus Corp.(b)	3,377
27	Chemed Corp.	3,789
512	ChemoCentryx, Inc.(b)	1,905
170	Chiasma, Inc.(b)	1,751
110	Chimerix, Inc.(b)	847
244	Cidara Therapeutics, Inc.(b)	2,845
135	Civitas Solutions, Inc.(b)	3,248
116	Clovis Oncology, Inc.(b)	2,427
150	Coherus Biosciences, Inc.(b)	1,989

Schedule of Investments(a)

149	Collegium Pharmaceutical, Inc.(b)	$2,537
80	Computer Programs & Systems, Inc.	4,202
194	Concert Pharmaceuticals, Inc.(b)	2,962
201	ConforMIS, Inc.(b)	2,211
94	CONMED Corp.	3,472
859	Corcept Therapeutics, Inc.(b)	3,135
1,278	Corindus Vascular Robotics, Inc.(b)	2,569
570	Corium International, Inc.(b)	3,312
1,862	CorMedix, Inc.(b)	3,314
98	CorVel Corp.(b)	4,471
227	Cross Country Healthcare, Inc.(b)	3,269
369	CryoLife, Inc.	3,627
3,587	CTI BioPharma Corp.(b)	4,520
1,350	Curis, Inc.(b)	2,214
305	Cutera, Inc.(b)	3,428
97	Cynosure, Inc., Class A(b)	3,511
342	Cytokinetics, Inc.(b)	2,633
212	CytomX Therapeutics, Inc.(b)	3,331
1,587	CytRx Corp.(b)	2,920
203	Depomed, Inc.(b)	3,114
125	Dermira, Inc.(b)	3,500
291	Dicerna Pharmaceuticals, Inc.(b)	1,909
392	Dimension Therapeutics, Inc.(b)	3,058
1,029	Diplomat Pharmacy, Inc.(b)	27,999
1,769	Durect Corp.(b)	2,123
103	Dyax Corp.	114
150	Dynavax Technologies Corp.(b)	3,613
39	Eagle Pharmaceuticals, Inc.(b)	2,804
307	Edge Therapeutics, Inc.(b)	3,411
102	Emergent Biosolutions, Inc.(b)	3,733
122	Enanta Pharmaceuticals, Inc.(b)	3,135
457	EndoChoice Holdings, Inc.(b)	2,747
991	Endocyte, Inc.(b)	3,320
411	Endologix, Inc.(b)	2,930
162	Ensign Group, Inc. (The)	3,637
251	Entellus Medical, Inc.(b)	4,182
257	Epizyme, Inc.(b)	2,336
169	Esperion Therapeutics, Inc.(b)	2,515
403	Evolent Health, Inc., Class A(b)	3,978
464	Exact Sciences Corp.(b)	3,048
222	Exactech, Inc.(b)	4,442
144	ExamWorks Group, Inc.(b)	3,954
792	Exelixis, Inc.(b)	3,659
819	Fibrocell Science, Inc.(b)	2,105
131	FibroGen, Inc.(b)	2,657
96	Five Prime Therapeutics, Inc.(b)	3,451
1,146	Five Star Quality Care, Inc.(b)	2,911
318	Flex Pharma, Inc.(b)	2,646
195	Flexion Therapeutics, Inc.(b)	3,019
384	Fluidigm Corp.(b)	2,577
480	Foamix Pharmaceuticals Ltd. (Israel)(b)	3,110
222	Foundation Medicine, Inc.(b)	3,239
2,635	Galena Biopharma, Inc.(b)	1,765
909	Genesis Healthcare, Inc., Class A(b)	1,636
499	GenMark Diagnostics, Inc.(b)	2,640
632	Genocea Biosciences, Inc.(b)	1,966
131	Genomic Health, Inc.(b)	3,773
857	Geron Corp.(b)	2,614
167	Glaukos Corp.(b)	2,725
117	Global Blood Therapeutics, Inc.(b)	2,215
146	Globus Medical, Inc., Class A(b)	3,643
69	Greatbatch, Inc.(b)	2,664
123	Haemonetics Corp.(b)	3,892
244	Halozyme Therapeutics, Inc.(b)	2,147
125	Halyard Health, Inc.(b)	3,100
226	Hanger, Inc.(b)	3,049
1,167	Harvard Bioscience, Inc.(b)	3,466
143	HealthEquity, Inc.(b)	3,082
111	HealthSouth Corp.	3,973
210	HealthStream, Inc.(b)	4,599
315	Healthways, Inc.(b)	3,704

84	HeartWare International, Inc.(b)	$3,372
148	Heron Therapeutics, Inc.(b)	3,107
108	Heska Corp.(b)	4,035
309	HMS Holdings Corp.(b)	3,723
38	ICU Medical, Inc.(b)	3,657
1,143	Idera Pharmaceuticals, Inc.(b)	2,217
323	Ignyta, Inc.(b)	3,224
191	Immune Design Corp.(b)	2,000
295	ImmunoGen, Inc.(b)	2,505
1,327	Immunomedics, Inc.(b)	2,495
93	Impax Laboratories, Inc.(b)	3,485
377	Imprivata, Inc.(b)	4,392
84	INC Research Holdings, Inc., Class A(b)	3,539
526	Infinity Pharmaceuticals, Inc.(b)	3,266
409	Innoviva, Inc.	4,098
95	Inogen, Inc.(b)	3,158
619	Inovio Pharmaceuticals, Inc.(b)	4,135
227	Insmed, Inc.(b)	2,996
105	Insulet Corp.(b)	3,484
129	Insys Therapeutics, Inc.(b)	2,238
60	Integra LifeSciences Holdings Corp.(b)	3,687
194	Intersect ENT, Inc.(b)	3,459
73	Intra-Cellular Therapies, Inc.(b)	2,707
215	Invacare Corp.	3,313
516	Invitae Corp.(b)	3,612
568	InVivo Therapeutics Holdings Corp.(b)	2,516
412	Invuity, Inc.(b)	3,164
144	iRadimed Corp.(b)	2,801
352	Ironwood Pharmaceuticals, Inc., Class A(b)	3,249
201	K2M Group Holdings, Inc.(b)	2,856
278	Karyopharm Therapeutics, Inc.(b)	1,729
909	Keryx Biopharmaceuticals, Inc.(b)	3,209
303	Kindred Healthcare, Inc.	2,927
60	Kite Pharma, Inc.(b)	2,849
148	La Jolla Pharmaceutical Co.(b)	2,621
126	Landauer, Inc.	3,861
100	Lannett Co., Inc.(b)	2,551
1,091	Lantheus Holdings, Inc.(b)	2,367
171	LDR Holding Corp.(b)	3,141
236	LeMaitre Vascular, Inc.	3,446
298	Lexicon Pharmaceuticals, Inc.(b)	3,037
86	LHC Group, Inc.(b)	3,261
39	Ligand Pharmaceuticals, Inc.(b)	3,899
484	Lion Biotechnologies, Inc.(b)	2,899
72	LivaNova PLC(b)	4,031
134	Loxo Oncology, Inc.(b)	2,768
174	Luminex Corp.(b)	3,339
129	MacroGenics, Inc.(b)	2,597
69	Magellan Health, Inc.(b)	3,933
2,671	MannKind Corp.(b)	2,664
95	Masimo Corp.(b)	3,491
637	Medgenics, Inc. (Israel)(b)	2,293
99	Medicines Co. (The)(b)	3,421
87	Medidata Solutions, Inc.(b)	3,718
192	Meridian Bioscience, Inc.	3,696
209	Merit Medical Systems, Inc.(b)	3,459
488	Merrimack Pharmaceuticals, Inc.(b)	3,011
467	MiMedx Group, Inc.(b)	3,885
119	Mirati Therapeutics, Inc.(b)	2,562
66	Molina Healthcare, Inc.(b)	3,624
243	Momenta Pharmaceuticals, Inc.(b)	3,018
357	MyoKardia, Inc.(b)	3,213
89	Myriad Genetics, Inc.(b)	3,468
268	NanoString Technologies, Inc.(b)	3,739
222	NantKwest, Inc.(b)	2,287
363	Natera, Inc.(b)	3,104
60	National Healthcare Corp.	3,789
229	National Research Corp., Class A	3,456
78	Natus Medical, Inc.(b)	2,752
2,848	Navidea Biopharmaceuticals, Inc.(b)	2,364
249	Nektar Therapeutics(b)	3,396

Schedule of Investments(a)

67	Neogen Corp.(b)	$3,496
487	NeoGenomics, Inc.(b)	3,321
307	Neos Therapeutics, Inc.(b)	4,169
73	Neurocrine Biosciences, Inc.(b)	3,106
58	Nevro Corp.(b)	3,584
111	NewLink Genetics Corp.(b)	2,704
492	Nivalis Therapeutics, Inc.(b)	2,307
1,345	Nobilis Health Corp.(b)	2,838
952	Northwest Biotherapeutics, Inc.(b)	2,018
472	Novavax, Inc.(b)	2,431
138	Novocure Ltd.(b)	1,722
75	NuVasive, Inc.(b)	3,459
195	NxStage Medical, Inc.(b)	3,689
456	Ocata Therapeutics, Inc.(b)	3,849
428	Ocular Therapeutix, Inc.(b)	2,619
285	Omeros Corp.(b)	3,075
133	Omnicell, Inc.(b)	3,723
55	OncoCyte Corp.(b)	228
189	OncoMed Pharmaceuticals, Inc.(b)	1,748
1,777	Oncothyreon, Inc.(b)	2,363
55	Ophthotech Corp.(b)	2,980
576	OraSure Technologies, Inc.(b)	3,151
2,467	Orexigen Therapeutics, Inc.(b)	4,515
1,440	Organovo Holdings, Inc.(b)	2,822
99	Orthofix International NV(b)	3,908
387	Osiris Therapeutics, Inc.	2,771
141	Otonomy, Inc.(b)	2,104
372	OvaScience, Inc.(b)	2,102
107	Owens & Minor, Inc.	3,708
306	Oxford Immunotec Global PLC(b)	3,556
385	Pacific Biosciences of California, Inc.(b)	4,116
55	Pacira Pharmaceuticals, Inc.(b)	3,268
229	Paratek Pharmaceuticals, Inc.(b)	3,348
60	PAREXEL International Corp.(b)	3,838
1,044	PDL BioPharma, Inc.	3,278
73	Penumbra, Inc.(b)	3,124
3,339	Peregrine Pharmaceuticals, Inc.(b)	3,272
1,575	Pernix Therapeutics Holdings, Inc.(b)	3,433
320	Pfenex, Inc.(b)	2,838
124	PharMerica Corp.(b)	3,682
124	Phibro Animal Health Corp., Class A	4,160
81	Portola Pharmaceuticals, Inc.(b)	2,675
584	POZEN, Inc.(b)	3,825
83	PRA Health Sciences, Inc.(b)	3,576
125	Press Ganey Holdings, Inc.(b)	3,694
75	Prestige Brands Holdings, Inc.(b)	3,501
686	Progenics Pharmaceuticals, Inc.(b)	2,861
277	Proteon Therapeutics, Inc.(b)	2,584
57	Prothena Corp. PLC (Ireland)(b)	2,220
81	Providence Service Corp. (The)(b)	3,596
135	PTC Therapeutics, Inc.(b)	3,216
245	Quality Systems, Inc.	3,212
178	Quidel Corp.(b)	3,033
68	Radius Health, Inc.(b)	2,178
648	RadNet, Inc.(b)	3,875
835	Raptor Pharmaceutical Corp.(b)	3,424
200	REGENXBIO, Inc.(b)	2,780
479	Regulus Therapeutics, Inc.(b)	2,769
141	Relypsa, Inc.(b)	2,656
133	Repligen Corp.(b)	2,946
191	Retrophin, Inc.(b)	2,859
107	Revance Therapeutics, Inc.(b)	2,218
1,174	Rigel Pharmaceuticals, Inc.(b)	3,229
364	Rockwell Medical, Inc.(b)	2,279
1,053	RTI Surgical, Inc.(b)	3,380
69	Sage Therapeutics, Inc.(b)	2,317
257	Sagent Pharmaceuticals, Inc.(b)	3,883
437	Sangamo BioSciences, Inc.(b)	2,644
106	Sarepta Therapeutics, Inc.(b)	1,259
439	SciClone Pharmaceuticals, Inc.(b)	3,508
240	SeaSpine Holdings Corp.(b)	3,470

662	Second Sight Medical Products, Inc.(b)	$3,058
321	Select Medical Holdings Corp.	3,059
2,671	Sequenom, Inc.(b)	4,300
95	Seres Therapeutics, Inc.(b)	2,558
835	Sientra, Inc.(b)	7,072
528	Sorrento Therapeutics, Inc.(b)	2,772
80	Spark Therapeutics, Inc.(b)	2,254
285	Spectranetics Corp. (The)(b)	3,434
719	Spectrum Pharmaceuticals, Inc.(b)	3,566
512	STAAR Surgical Co.(b)	3,343
615	Stemline Therapeutics, Inc.(b)	3,100
54	STERIS PLC	3,739
234	Sucampo Pharmaceuticals, Inc., Class A(b)	2,960
292	Supernus Pharmaceuticals, Inc.(b)	3,311
188	Surgery Partners, Inc.(b)	3,029
104	Surgical Care Affiliates, Inc.(b)	4,438
188	SurModics, Inc.(b)	3,751
662	Synergy Pharmaceuticals, Inc.(b)	2,483
399	T2 Biosystems, Inc.(b)	3,539
329	Tandem Diabetes Care, Inc.(b)	2,964
86	Team Health Holdings, Inc.(b)	3,515
210	Teladoc, Inc.(b)	3,410
435	Teligent, Inc.(b)	3,123
75	TESARO, Inc.(b)	2,591
413	Tetraphase Pharmaceuticals, Inc.(b)	2,247
366	TG Therapeutics, Inc.(b)	2,990
431	TherapeuticsMD, Inc.(b)	3,082
251	Theravance Biopharma, Inc. (Cayman Islands)(b)	4,121
401	Tokai Pharmaceuticals, Inc.(b)	2,514
1,621	TransEnterix, Inc.(b)	4,474
365	Trevena, Inc.(b)	2,657
166	Triple-S Management Corp., Class B(b)	3,700
707	Trovagene, Inc.(b)	2,573
355	Trupanion, Inc.(b)	2,950
37	Ultragenyx Pharmaceutical, Inc.(b)	2,078
7,123	Unilife Corp.(b)	6,395
587	Universal American Corp.	3,710
76	US Physical Therapy, Inc.	3,887
69	Utah Medical Products, Inc.	3,890
443	Vanda Pharmaceuticals, Inc.(b)	3,779
112	Vascular Solutions, Inc.(b)	3,064
550	Veracyte, Inc.(b)	3,564
2,226	Verastem, Inc.(b)	2,671
337	Versartis, Inc.(b)	3,754
273	Vitae Pharmaceuticals, Inc.(b)	2,675
378	Vital Therapies, Inc.(b)	3,459
3,835	VIVUS, Inc.(b)	3,873
427	Vocera Communications, Inc.(b)	6,145
184	Voyager Therapeutics, Inc.(b)	1,965
627	vTv Therapeutics, Inc., Class A(b)	4,546
49	WellCare Health Plans, Inc.(b)	3,723
63	West Pharmaceutical Services, Inc.	3,605
168	Wright Medical Group NV(b)	3,352
336	XBiotech, Inc.(b)	2,772
273	Xencor, Inc.(b)	2,954
678	XenoPort, Inc.(b)	3,370
3,099	XOMA Corp.(b)	3,130
624	Zafgen, Inc.(b)	4,150
140	Zeltiq Aesthetics, Inc.(b)	3,251
445	ZIOPHARM Oncology, Inc.(b)	2,212
275	Zogenix, Inc.(b)	2,607
296	Zynerba Pharmaceuticals, Inc.(b)	1,960

		1,177,596

	Industrials - 13.8%
551	AAON, Inc.	11,863
258	AAR Corp.	5,421
205	ABM Industries, Inc.	6,156
943	Acacia Research Corp.	3,527
795	ACCO Brands Corp.(b)	4,826
3,043	Accuride Corp.(b)	2,559

Schedule of Investments(a)

268	Actuant Corp., Class A	$6,239
543	Advanced Drainage Systems, Inc.	12,261
115	Advisory Board Co. (The)(b)	5,264
299	Aegion Corp.(b)	5,391
361	Aerojet Rocketdyne Holdings, Inc.(b)	5,938
206	Aerovironment, Inc.(b)	5,255
643	Air Transport Services Group, Inc.(b)	6,256
292	Aircastle Ltd.	5,014
114	Alamo Group, Inc.	6,045
160	Albany International Corp., Class A	5,427
33	Allegiant Travel Co.	5,295
296	Allied Motion Technologies, Inc.	5,784
226	Altra Industrial Motion Corp.	5,076
3,433	Ameresco, Inc., Class A(b)	18,710
119	American Railcar Industries, Inc.	5,403
133	American Science & Engineering, Inc.	4,773
57	American Woodmark Corp.(b)	3,933
291	Apogee Enterprises, Inc.	11,576
149	Applied Industrial Technologies, Inc.	5,728
1,097	ARC Document Solutions, Inc.(b)	4,048
273	ArcBest Corp.	5,605
180	Argan, Inc.	5,422
150	Astec Industries, Inc.	5,595
148	Astronics Corp.(b)	4,771
149	Atlas Air Worldwide Holdings, Inc.(b)	5,473
105	AZZ, Inc.	5,405
163	Barnes Group, Inc.	5,299
131	Barrett Business Services, Inc.	5,131
318	Beacon Roofing Supply, Inc.(b)	12,879
594	Blount International, Inc.(b)	5,524
562	Blue Bird Corp.(b)	5,508
861	BMC Stock Holdings, Inc.(b)	12,373
240	Brady Corp., Class A	5,386
347	Briggs & Stratton Corp.	6,822
199	Brink’s Co. (The)	5,851
1,142	Builders FirstSource, Inc.(b)	9,170
626	CAI International, Inc.(b)	3,912
992	Casella Waste Systems, Inc., Class A(b)	5,902
568	CBIZ, Inc.(b)	5,737
863	CDI Corp.	4,436
94	CEB, Inc.	5,544
818	CECO Environmental Corp.	6,380
567	Celadon Group, Inc.	4,502
329	Chart Industries, Inc.(b)	5,333
135	CIRCOR International, Inc.	4,791
15,115	Civeo Corp.(b)	16,324
123	CLARCOR, Inc.	5,764
318	Columbus McKinnon Corp.	4,547
405	Comfort Systems USA, Inc.	11,478
2,109	Commercial Vehicle Group, Inc.(b)	6,538
744	Continental Building Products, Inc.(b)	11,115
323	Covenant Transportation Group, Inc., Class A(b)	6,308
317	CRA International, Inc.(b)	5,906
126	Cubic Corp.	5,035
91	Curtiss-Wright Corp.	6,279
107	Deluxe Corp.	5,981
346	DigitalGlobe, Inc.(b)	4,533
271	Douglas Dynamics, Inc.	5,382
391	Ducommun, Inc.(b)	5,787
218	DXP Enterprises, Inc.(b)	3,418
72	Dycom Industries, Inc.(b)	4,771
1,916	Eagle Bulk Shipping, Inc.(b)	2,529
284	Echo Global Logistics, Inc.(b)	6,251
120	EMCOR Group, Inc.	5,484
150	Encore Wire Corp.	5,581
104	EnerSys	5,037
185	Engility Holdings, Inc.	2,499
298	Ennis, Inc.	5,951
132	EnPro Industries, Inc.	5,870
155	ESCO Technologies, Inc.	5,337

179	Essendant, Inc.	$5,345
70	Esterline Technologies Corp.(b)	5,510
591	ExOne Co. (The)(b)	4,503
114	Exponent, Inc.	5,849
370	Federal Signal Corp.	5,472
131	Forward Air Corp.	5,654
290	Franklin Covey Co.(b)	5,136
206	Franklin Electric Co., Inc.	5,620
290	FreightCar America, Inc.	5,524
166	FTI Consulting, Inc.(b)	5,626
3,787	FuelCell Energy, Inc.(b)	20,185
842	Furmanite Corp.(b)	4,412
94	G&K Services, Inc., Class A	6,052
196	Generac Holdings, Inc.(b)	5,570
469	General Cable Corp.	5,497
517	Gibraltar Industries, Inc.(b)	10,981
568	Global Brass & Copper Holdings, Inc.	11,763
5,925	Golden Ocean Group Ltd. (Norway)(b)	4,403
215	Gorman-Rupp Co. (The)	5,465
233	GP Strategies Corp.(b)	5,636
371	Graham Corp.	6,418
139	Granite Construction, Inc.	5,370
1,588	Great Lakes Dredge & Dock Corp.(b)	5,463
189	Greenbrier Cos., Inc. (The)	4,888
737	Griffon Corp.	11,188
361	H&E Equipment Services, Inc.	4,206
690	Harsco Corp.	4,444
155	Hawaiian Holdings, Inc.(b)	5,458
1,139	HC2 Holdings, Inc.(b)	4,328
162	Healthcare Services Group, Inc.	5,730
338	Heartland Express, Inc.	5,797
118	HEICO Corp.	6,573
216	Heidrick & Struggles International, Inc.	5,694
588	Heritage-Crystal Clean, Inc.(b)	5,610
195	Herman Miller, Inc.	4,996
1,809	Hill International, Inc.(b)	6,114
201	Hillenbrand, Inc.	5,443
153	HNI Corp.	5,205
169	Hub Group, Inc., Class A(b)	5,149
230	Hurco Cos., Inc.	6,210
108	Huron Consulting Group, Inc.(b)	6,060
113	Hyster-Yale Materials Handling, Inc., Class A	5,869
167	ICF International, Inc.(b)	5,713
750	InnerWorkings, Inc.(b)	5,295
124	Insperity, Inc.	5,571
625	Insteel Industries, Inc.	15,319
675	Interface, Inc.	11,401
124	John Bean Technologies Corp.	5,680
139	Kadant, Inc.	5,395
143	Kaman Corp.	5,697
387	Kelly Services, Inc., Class A	6,416
875	KEYW Holding Corp. (The)(b)	4,112
240	Kforce, Inc.	5,352
550	Kimball International, Inc., Class B	5,302
188	KLX, Inc.(b)	5,495
236	Knight Transportation, Inc.	5,775
290	Knoll, Inc.	5,321
169	Korn/Ferry International	5,207
1,487	Kratos Defense & Security Solutions, Inc.(b)	4,744
497	Lawson Products, Inc.(b)	9,632
1,067	LB Foster Co., Class A	12,302
87	Lindsay Corp.	6,120
1,106	LSI Industries, Inc.	12,763
175	Lydall, Inc.(b)	4,944
344	Marten Transport Ltd.	5,772
208	Masonite International Corp.(b)	11,546
338	MasTec, Inc.(b)	5,219
133	Matson, Inc.	5,375
86	Matthews International Corp., Class A	4,292
226	McGrath RentCorp	5,517

Schedule of Investments(a)

621	Meritor, Inc.(b)	$4,241
453	Milacron Holdings Corp.(b)	5,776
290	Miller Industries, Inc.	6,232
273	Mistras Group, Inc.(b)	6,167
185	Mobile Mini, Inc.	4,795
92	Moog, Inc., Class A(b)	4,262
910	MRC Global, Inc.(b)	9,145
135	MSA Safety, Inc.	5,778
446	Mueller Industries, Inc.	11,351
1,433	Mueller Water Products, Inc., Class A	11,765
92	Multi-Color Corp.	5,799
297	MYR Group, Inc.(b)	5,943
61	National Presto Industries, Inc.	4,824
352	Navigant Consulting, Inc.(b)	5,558
4,828	Navios Maritime Holdings, Inc. (Monaco)	4,703
662	Navistar International Corp.(b)	4,813
981	NCI Building Systems, Inc.(b)	10,183
832	Neff Corp., Class A(b)	4,268
824	NN, Inc.	9,987
298	Nortek, Inc.(b)	11,619
1,228	Northwest Pipe Co.(b)	11,752
266	NV5 Global, Inc.(b)	5,049
316	Omega Flex, Inc.	9,354
133	On Assignment, Inc.(b)	5,140
1,579	Orion Marine Group, Inc.(b)	5,700
220	P.A.M. Transportation Services, Inc.(b)	5,683
168	Park-Ohio Holdings Corp.	4,793
321	Patrick Industries, Inc.(b)	11,219
1,106	PGT, Inc.(b)	10,839
2,756	Plug Power, Inc.(b)	5,154
1,056	Ply Gem Holdings, Inc.(b)	10,528
222	Powell Industries, Inc.	5,559
279	Power Solutions International, Inc.(b)	3,334
1,533	PowerSecure International, Inc.(b)	16,832
135	Preformed Line Products Co.	5,106
268	Primoris Services Corp.	5,465
90	Proto Labs, Inc.(b)	4,949
612	Quad Graphics, Inc., Class A	6,169
659	Quanex Building Products Corp.	12,198
1,546	Radiant Logistics, Inc.(b)	5,117
361	Raven Industries, Inc.	5,419
198	RBC Bearings, Inc.(b)	11,747
1,375	Republic Airways Holdings, Inc.(b)	2,929
341	Resources Connection, Inc.	5,152
717	Rexnord Corp.(b)	11,737
607	Roadrunner Transportation Systems, Inc.(b)	4,807
432	RPX Corp.(b)	5,003
276	Rush Enterprises, Inc., Class A(b)	5,272
264	Saia, Inc.(b)	5,647
644	Scorpio Bulkers, Inc.(b)	2,112
374	Simpson Manufacturing Co., Inc.	12,204
298	SkyWest, Inc.	4,476
248	SP Plus Corp.(b)	5,568
267	Sparton Corp.(b)	4,576
72	Standex International Corp.	5,200
311	Steelcase, Inc., Class A	3,968
187	Sun Hydraulics Corp.	4,761
2,216	Sunrun, Inc.(b)	21,096
458	Swift Transportation Co. Class A(b)	7,470
353	TAL International Group, Inc.	3,982
344	TASER International, Inc.(b)	5,294
170	Team, Inc.(b)	4,080
67	Teledyne Technologies, Inc.(b)	5,444
101	Tennant Co.	5,465
220	Tetra Tech, Inc.	5,828
409	Textainer Group Holdings Ltd.	4,356
349	Thermon Group Holdings, Inc.(b)	5,870
1,592	Titan International, Inc.	4,776
632	Titan Machinery, Inc.(b)	5,366
597	TRC Cos., Inc.(b)	5,271
329	Trex Co., Inc.(b)	12,357

309	TriMas Corp.(b)	$5,343
317	TriNet Group, Inc.(b)	4,692
223	TrueBlue, Inc.(b)	5,093
351	Tutor Perini Corp.(b)	4,637
562	Twin Disc, Inc.	6,429
56	UniFirst Corp.	5,897
753	Univar, Inc.(b)	9,571
181	Universal Forest Products, Inc.	12,469
468	Universal Truckload Services, Inc.	6,042
161	US Ecology, Inc.	5,469
349	USA Truck, Inc.(b)	5,643
269	Vectrus, Inc.(b)	5,315
346	Veritiv Corp.(b)	10,674
158	Viad Corp.	4,656
606	Vicor Corp.(b)	5,090
159	Virgin America, Inc.(b)	4,905
740	Volt Information Sciences, Inc.(b)	5,676
99	VSE Corp.	5,940
532	Wabash National Corp.(b)	5,884
138	WageWorks, Inc.(b)	6,174
110	Watts Water Technologies, Inc., Class A	5,420
236	Werner Enterprises, Inc.	5,699
479	Wesco Aircraft Holdings, Inc.(b)	5,408
1,166	West Corp.	21,116
119	Woodward, Inc.	5,497
515	Xerium Technologies, Inc.(b)	4,625
215	XPO Logistics, Inc.(b)	4,913
397	YRC Worldwide, Inc.(b)	4,105

		1,592,681

	Information Technology - 13.2%
902	6D Global Technologies, Inc.(b)	1,969
765	A10 Networks, Inc.(b)	4,529
227	ACI Worldwide, Inc.(b)	4,063
507	Actua Corp.(b)	4,796
238	Acxiom Corp.(b)	4,451
317	ADTRAN, Inc.	5,757
202	Advanced Energy Industries, Inc.(b)	5,672
2,209	Advanced Micro Devices, Inc.(b)	4,860
991	Aerohive Networks, Inc.(b)	4,648
480	Agilysys, Inc.(b)	4,752
303	Alarm.com Holdings, Inc.(b)	4,893
352	Alliance Fiber Optic Products, Inc.(b)	5,058
582	Alpha & Omega Semiconductor Ltd.(b)	5,558
91	Ambarella, Inc.(b)	3,611
989	Amber Road, Inc.(b)	4,322
511	American Software, Inc., Class A	4,972
839	Amkor Technology, Inc.(b)	5,151
513	Angie’s List, Inc.(b)	4,355
85	Anixter International, Inc.(b)	4,202
648	Apigee Corp.(b)	5,003
338	AppFolio, Inc., Class A(b)	4,529
814	Applied Micro Circuits Corp.(b)	4,526
311	Applied Optoelectronics, Inc.(b)	5,091
133	Aspen Technology, Inc.(b)	4,315
274	AVG Technologies NV(b)	5,170
831	Avid Technology, Inc.(b)	5,900
415	AVX Corp.	4,764
2,102	Axcelis Technologies, Inc.(b)	5,507
103	Badger Meter, Inc.	5,751
376	Bankrate, Inc.(b)	4,301
297	Barracuda Networks, Inc.(b)	3,142
1,084	Bazaarvoice, Inc.(b)	3,924
310	Bel Fuse, Inc., Class B	4,703
270	Belden, Inc.	11,534
247	Benchmark Electronics, Inc.(b)	5,187
149	Benefitfocus, Inc.(b)	4,345
561	Black Box Corp.	4,275
82	Blackbaud, Inc.	5,041
64	Blackhawk Network Holdings, Inc.(b)	2,412
503	Blucora, Inc.(b)	4,341
177	Bottomline Technologies (de), Inc.(b)	5,101

Schedule of Investments(a)

395	Box, Inc., Class A(b)	$4,250
797	Brightcove, Inc.(b)	4,415
151	BroadSoft, Inc.(b)	5,166
462	Brooks Automation, Inc.	4,403
294	Cabot Microelectronics Corp.(b)	11,948
58	CACI International, Inc., Class A(b)	4,818
273	CalAmp Corp.(b)	4,641
701	Calix, Inc.(b)	5,384
258	Callidus Software, Inc.(b)	3,981
574	Carbonite, Inc.(b)	5,149
84	Cardtronics, Inc.(b)	2,588
740	Care.com, Inc.(b)	4,433
320	Cascade Microtech, Inc.(b)	5,072
59	Cass Information Systems, Inc.	3,003
85	Cavium, Inc.(b)	4,910
218	CEVA, Inc.(b)	5,047
366	ChannelAdvisor Corp.(b)	4,476
873	Checkpoint Systems, Inc.	5,657
1,524	Ciber, Inc.(b)	4,953
269	Ciena Corp.(b)	4,780
56	Cimpress NV (Netherlands)(b)	4,397
168	Cirrus Logic, Inc.(b)	5,833
403	Clearfield, Inc.(b)	5,964
79	Coherent, Inc.(b)	6,104
416	Cohu, Inc.	5,038
132	CommVault Systems, Inc.(b)	4,953
137	comScore, Inc.(b)	5,279
261	Comtech Telecommunications Corp.	5,095
150	Constant Contact, Inc.(b)	4,742
844	Control4 Corp.(b)	5,765
222	Convergys Corp.	5,426
151	Cornerstone OnDemand, Inc.(b)	4,634
301	CPI Card Group, Inc.(b)	2,531
159	Cray, Inc.(b)	6,263
147	CSG Systems International, Inc.	5,136
287	CTS Corp.	4,520
152	Cvent, Inc.(b)	4,014
586	Daktronics, Inc.	4,706
750	Datalink Corp.(b)	5,385
102	Demandware, Inc.(b)	4,328
644	DHI Group, Inc.(b)	5,996
170	Diebold, Inc.	4,712
432	Digi International, Inc.(b)	3,940
162	Digimarc Corp.(b)	5,796
4,104	Digital Turbine, Inc.(b)	5,417
220	Diodes, Inc.(b)	4,209
536	DSP Group, Inc.(b)	5,130
226	DTS, Inc.(b)	5,035
663	EarthLink Holdings Corp.	3,925
375	Eastman Kodak Co.(b)	3,420
162	Ebix, Inc.	5,527
620	Electro Rent Corp.	5,419
124	Electronics for Imaging, Inc.(b)	5,131
85	Ellie Mae, Inc.(b)	5,936
768	EMCORE Corp.(b)	4,654
407	Endurance International Group Holdings, Inc.(b)	3,736
387	Entegris, Inc.(b)	4,512
178	Envestnet, Inc.(b)	4,174
64	EPAM Systems, Inc.(b)	4,794
358	EPIQ Systems, Inc.	4,482
55	ePlus, Inc.(b)	5,209
41	Euronet Worldwide, Inc.(b)	3,271
801	Everi Holdings, Inc.(b)	2,251
176	EVERTEC, Inc.	2,418
866	Everyday Health, Inc.(b)	3,984
833	Exar Corp.(b)	4,582
124	ExlService Holdings, Inc.(b)	5,414
1,300	Extreme Networks, Inc.(b)	3,588
239	Fabrinet (Thailand)(b)	5,953
33	Fair Isaac Corp.	3,154

259	Fairchild Semiconductor International, Inc.(b)	$5,307
209	FARO Technologies, Inc.(b)	5,365
66	FEI Co.	4,782
362	Finisar Corp.(b)	4,597
701	Five9, Inc.(b)	5,839
102	Fleetmatics Group PLC(b)	4,428
612	FormFactor, Inc.(b)	5,086
198	Forrester Research, Inc.	6,330
201	Gigamon, Inc.(b)	5,256
147	Globant SA(b)	4,472
1,738	Glu Mobile, Inc.(b)	3,841
1,382	Gogo, Inc.(b)	20,108
217	GrubHub, Inc.(b)	4,090
376	GSI Group, Inc.(b)	4,647
310	GTT Communications, Inc.(b)	4,616
976	Guidance Software, Inc.(b)	4,685
87	Guidewire Software, Inc.(b)	4,788
338	Hackett Group, Inc. (The)	4,992
1,201	Harmonic, Inc.(b)	3,963
38	Heartland Payment Systems, Inc.	3,499
249	Hortonworks, Inc.(b)	2,415
94	HubSpot, Inc.(b)	3,815
287	II-VI, Inc.(b)	5,970
445	Immersion Corp.(b)	3,774
78	Imperva, Inc.(b)	4,022
273	Infinera Corp.(b)	4,182
277	Infoblox, Inc.(b)	4,471
184	Inphi Corp.(b)	5,106
198	Insight Enterprises, Inc.(b)	4,679
246	Instructure, Inc.(b)	4,263
189	Integrated Device Technology, Inc.(b)	4,816
170	Interactive Intelligence Group, Inc.(b)	4,060
109	InterDigital, Inc.	4,909
825	Internap Corp.(b)	3,185
399	Intersil Corp., Class A	5,187
570	Intralinks Holdings, Inc.(b)	4,594
502	InvenSense, Inc.(b)	4,121
163	Itron, Inc.(b)	5,372
409	Ixia(b)	3,914
436	IXYS Corp.	5,201
311	j2 Global, Inc.	22,551
1,137	Jive Software, Inc.(b)	3,957
477	Kimball Electronics, Inc.(b)	4,789
365	Knowles Corp.(b)	4,964
1,882	Kopin Corp.(b)	3,632
573	KVH Industries, Inc.(b)	5,529
869	Lattice Semiconductor Corp.(b)	4,223
3,159	Limelight Networks, Inc.(b)	3,949
1,111	Lionbridge Technologies, Inc.(b)	5,144
868	Liquidity Services, Inc.(b)	5,651
55	Littelfuse, Inc.	5,605
713	LivePerson, Inc.(b)	4,036
77	LogMeIn, Inc.(b)	4,022
66	Luxoft Holding, Inc., Class A(b)	4,955
139	M/A-COM Technology Solutions Holdings, Inc.(b)	5,352
73	Manhattan Associates, Inc.(b)	4,208
169	ManTech International Corp., Class A	4,872
1,158	Marchex, Inc., Class B	4,424
1,452	Marin Software, Inc.(b)	4,922
201	Marketo, Inc.(b)	3,821
1,494	Mattson Technology, Inc.(b)	5,214
104	MAXIMUS, Inc.	5,550
336	MaxLinear, Inc., Class A(b)	5,168
296	Mentor Graphics Corp.	5,144
279	Mercury Systems, Inc.(b)	5,326
58	Mesa Laboratories, Inc.	6,032
165	Methode Electronics, Inc.	4,300
203	Microsemi Corp.(b)	6,435
29	MicroStrategy, Inc., Class A(b)	5,003

Schedule of Investments(a)

342	MINDBODY, Inc., Class A(b)	$4,042
145	MKS Instruments, Inc.	5,139
1,357	Mobileiron, Inc.(b)	5,007
472	Model N, Inc.(b)	5,145
2,085	ModusLink Global Solutions, Inc.(b)	4,483
382	MoneyGram International, Inc.(b)	2,025
86	Monolithic Power Systems, Inc.	5,381
209	Monotype Imaging Holdings, Inc.	5,212
1,021	Monster Worldwide, Inc.(b)	5,095
96	MTS Systems Corp.	5,126
255	Multi-Fineline Electronix, Inc.(b)	4,266
338	Nanometrics, Inc.(b)	4,776
546	NeoPhotonics Corp.(b)	4,898
120	NETGEAR, Inc.(b)	4,484
175	NetScout Systems, Inc.(b)	3,771
208	NeuStar, Inc., Class A(b)	5,113
144	New Relic, Inc.(b)	4,064
328	Newport Corp.(b)	4,995
261	NIC, Inc.	5,165
504	Nimble Storage, Inc.(b)	3,311
2,979	Novatel Wireless, Inc.(b)	3,217
92	NVE Corp.	4,563
1,609	Oclaro, Inc.(b)	5,567
527	OPOWER,Inc.(b)	4,480
64	OSI Systems, Inc.(b)	3,508
487	Park City Group, Inc.(b)	4,252
335	Park Electrochemical Corp.	5,454
135	Paycom Software, Inc.(b)	4,070
144	Paylocity Holding Corp.(b)	4,481
231	PC Connection, Inc.	5,214
476	PDF Solutions, Inc.(b)	5,155
187	Pegasystems, Inc.	4,395
295	Perficient, Inc.(b)	5,620
508	PFSweb, Inc.(b)	6,289
422	Photronics, Inc.(b)	5,039
107	Plantronics, Inc.	4,797
148	Plexus Corp.(b)	5,173
402	Polycom, Inc.(b)	4,096
111	Power Integrations, Inc.	5,231
229	Progress Software Corp.(b)	5,929
85	Proofpoint, Inc.(b)	4,281
233	PROS Holdings, Inc.(b)	2,861
302	Pure Storage, Inc., Class A(b)	3,929
189	Q2 Holdings, Inc.(b)	4,094
233	QAD, Inc., Class A	4,313
171	Qlik Technologies, Inc.(b)	4,282
431	QLogic Corp.(b)	5,525
147	Qualys, Inc.(b)	3,821
6,932	Quantum Corp.(b)	3,294
1,004	QuinStreet, Inc.(b)	3,825
736	Quotient Technology, Inc.(b)	4,468
459	Rambus, Inc.(b)	5,618
326	Rapid7, Inc.(b)	4,271
459	RealD, Inc.(b)	4,769
1,232	RealNetworks, Inc.(b)	4,460
222	RealPage, Inc.(b)	4,282
225	Reis, Inc.	5,074
513	RetailMeNot, Inc.(b)	4,668
212	RingCentral, Inc., Class A(b)	4,626
1,498	Rocket Fuel, Inc.(b)	4,689
197	Rofin-Sinar Technologies, Inc.(b)	5,022
105	Rogers Corp.(b)	4,984
482	Rovi Corp.(b)	9,380
345	Rubicon Project, Inc. (The)(b)	4,654
507	Ruckus Wireless, Inc.(b)	4,264
370	Rudolph Technologies, Inc.(b)	4,740
249	Sanmina Corp.(b)	4,666
520	Sapiens International Corp. NV (Israel)	5,231
154	ScanSource, Inc.(b)	4,833
111	Science Applications International Corp.	4,731
399	SciQuest, Inc.(b)	5,079

760	SeaChange International, Inc.(b)	$4,727
277	Semtech Corp.(b)	5,568
1,284	ServiceSource International, Inc.(b)	4,969
536	ShoreTel, Inc.(b)	4,401
151	Shutterstock, Inc.(b)	4,362
850	Sigma Designs, Inc.(b)	5,636
927	Silicon Graphics International Corp.(b)	5,446
100	Silicon Laboratories, Inc.(b)	4,560
365	Silver Spring Networks, Inc.(b)	4,179
751	Sonus Networks, Inc.(b)	4,506
74	SPS Commerce, Inc.(b)	4,831
44	Stamps.com, Inc.(b)	4,128
212	Stratasys Ltd.(b)	3,456
228	Super Micro Computer, Inc.(b)	6,790
187	Sykes Enterprises, Inc.(b)	5,505
64	Synaptics, Inc.(b)	4,692
141	Synchronoss Technologies, Inc.(b)	4,320
59	SYNNEX Corp.	4,953
114	Syntel, Inc.(b)	5,397
145	Take-Two Interactive Software, Inc.(b)	5,032
610	Tangoe, Inc.(b)	5,106
81	Tech Data Corp.(b)	5,054
638	TechTarget, Inc.(b)	5,072
1,049	TeleCommunication Systems, Inc., Class A(b)	5,203
852	Telenav, Inc.(b)	4,908
205	TeleTech Holdings, Inc.	5,476
159	Tessera Technologies, Inc.	4,582
241	Textura Corp.(b)	3,805
544	TiVo, Inc.(b)	4,341
339	Travelport Worldwide Ltd.	3,692
670	Travelzoo, Inc.(b)	5,434
636	TrueCar, Inc.(b)	4,121
801	TTM Technologies, Inc.(b)	4,670
375	TubeMogul, Inc.(b)	4,226
30	Tyler Technologies, Inc.(b)	4,712
159	Ubiquiti Networks, Inc.(b)	4,708
1,070	Ultra Clean Holdings, Inc.(b)	5,521
294	Ultratech, Inc.(b)	5,930
471	Unisys Corp.(b)	4,625
452	United Online, Inc.(b)	4,796
102	Universal Display Corp.(b)	5,008
314	Varonis Systems, Inc.(b)	5,909
308	VASCO Data Security International, Inc.(b)	4,774
242	Veeco Instruments, Inc.(b)	4,511
129	Verint Systems, Inc.(b)	4,723
92	ViaSat, Inc.(b)	5,750
5,727	Violin Memory, Inc.(b)	5,097
2,136	VirnetX Holding Corp.(b)	8,501
117	Virtusa Corp.(b)	5,232
439	Vishay Intertechnology, Inc.	5,031
497	Vishay Precision Group, Inc.(b)	5,875
228	Web.com Group, Inc.(b)	4,293
82	WebMD Health Corp.(b)	4,191
228	Wix.com Ltd. (Israel)(b)	4,656
285	Workiva, Inc., Class A(b)	4,255
597	Xactly Corp.(b)	4,155
896	Xcerra Corp.(b)	4,910
292	XO Group, Inc.(b)	4,351
231	Xura, Inc.(b)	4,957
203	Zendesk, Inc.(b)	4,468
978	Zix Corp.(b)	4,391

		1,520,202

	Materials - 7.1%
450	A. Schulman, Inc.	11,394
152	AEP Industries, Inc.	12,865
5,867	AK Steel Holding Corp.(b)	11,969
967	American Vanguard Corp.	10,888
897	Axiall Corp.	16,083
203	Balchem Corp.	11,396
354	Berry Plastics Group, Inc.(b)	11,009

Schedule of Investments(a)

509	Boise Cascade Co.(b)	$10,516
776	Calgon Carbon Corp.	12,563
441	Carpenter Technology Corp.	12,242
3,477	Century Aluminum Co.(b)	16,411
309	Chase Corp.	14,199
466	Chemtura Corp.(b)	12,228
279	Clearwater Paper Corp.(b)	10,926
7,998	Cliffs Natural Resources, Inc.(b)	12,877
4,890	Coeur Mining, Inc.(b)	10,807
908	Commercial Metals Co.	12,639
1,046	Core Molding Technologies, Inc.(b)	11,328
213	Deltic Timber Corp.	11,698
1,199	Ferro Corp.(b)	11,139
1,350	Ferroglobe PLC	11,475
1,867	Flotek Industries, Inc.(b)	12,472
949	FutureFuel Corp.	11,882
427	Greif, Inc., Class A	11,286
354	H.B. Fuller Co.	13,176
338	Hawkins, Inc.	12,665
358	Haynes International, Inc.	11,456
748	Headwaters, Inc.(b)	11,946
6,690	Hecla Mining Co.	12,443
6,624	Horsehead Holding Corp.(b)	1,706
438	Innophos Holdings, Inc.	11,699
234	Innospec, Inc.	11,665
4,230	Intrepid Potash, Inc.(b)	9,221
154	Kaiser Aluminum Corp.	11,972
523	KapStone Paper and Packaging Corp.	7,730
527	KMG Chemicals, Inc.	12,153
663	Koppers Holdings, Inc.(b)	11,225
678	Kraton Performance Polymers, Inc.(b)	9,953
2,358	Kronos Worldwide, Inc.	11,083
778	Louisiana-Pacific Corp.(b)	12,230
2,351	LSB Industries, Inc.(b)	13,166
481	Materion Corp.	11,780
256	Minerals Technologies, Inc.	10,493
723	Multi Packaging Solutions International Ltd.(b)	10,715
877	Myers Industries, Inc.	9,989
204	Neenah Paper, Inc.	12,330
710	Olin Corp.	12,027
2,010	OMNOVA Solutions, Inc.(b)	10,553
741	P.H. Glatfelter Co.	10,937
406	PolyOne Corp.	10,986
163	Quaker Chemical Corp.	12,227
1,319	Rayonier Advanced Materials, Inc.	9,233
348	Real Industry, Inc.(b)	2,227
811	Schnitzer Steel Industries, Inc., Class A	10,908
313	Schweitzer-Mauduit International, Inc.	13,146
3,419	Senomyx, Inc.(b)	11,556
205	Sensient Technologies Corp.	12,232
247	Stepan Co.	11,105
1,480	Stillwater Mining Co.(b)	9,694
651	Summit Materials, Inc., Class A(b)	10,331
7,221	SunCoke Energy, Inc.	27,295
1,669	Timkensteel Corp.	15,038
1,610	Trecora Resources(b)	16,937
895	Tredegar Corp.	11,751
495	Trinseo SA(b)	11,776
3,995	Tronox Ltd., Class A	14,262
230	United States Lime & Minerals, Inc.	12,643
241	US Concrete, Inc.(b)	10,961
475	Worthington Industries, Inc.	14,530

		815,443

	Telecommunication Services - 4.1%
2,296	8x8, Inc.(b)	28,838
318	Atlantic Tele-Network, Inc.	24,483
3,885	Boingo Wireless, Inc.(b)	23,698
6,908	Cincinnati Bell, Inc.(b)	22,382
721	Cogent Communications Group, Inc.	24,089

1,159	Consolidated Communications Holdings, Inc.	$23,226
1,462	FairPoint Communications, Inc.(b)	21,930
1,270	General Communication, Inc., Class A(b)	23,012
14,195	Globalstar, Inc.(b)	18,170
935	Hawaiian Telcom Holdco, Inc.(b)	22,309
1,994	IDT Corp., Class B	25,324
2,631	inContact, Inc.(b)	22,758
1,347	Inteliquent, Inc.	23,141
3,151	Iridium Communications, Inc.(b)	21,931
2,170	Lumos Networks Corp.(b)	25,129
3,554	ORBCOMM, Inc.(b)	25,944
198	pdvWireless, Inc.(b)	4,766
1,089	Shenandoah Telecommunications Co.	25,025
1,460	Spok Holdings, Inc.	26,295
4,214	Vonage Holdings Corp.(b)	21,618
4,042	Windstream Holdings, Inc.	23,322

		477,390

	Utilities - 8.4%
1,507	Abengoa Yield PLC (Spain)	25,544
486	ALLETE, Inc.	25,709
594	American States Water Co.	26,968
962	Artesian Resources Corp., Class A	29,158
14,352	Atlantic Power Corp.	26,838
705	Avista Corp.	26,106
578	Black Hills Corp.	28,484
1,065	California Water Service Group	26,721
457	Chesapeake Utilities Corp.	28,777
466	Cleco Corp.	24,763
654	Connecticut Water Service, Inc.	28,076
2,323	Dynegy, Inc.(b)	27,504
659	El Paso Electric Co.	26,973
928	Empire District Electric Co. (The)	27,228
357	IDACORP, Inc.	24,844
424	Laclede Group, Inc. (The)	27,111
546	MGE Energy, Inc.	26,454
965	Middlesex Water Co.	27,985
843	New Jersey Resources Corp.	29,690
496	Northwest Natural Gas Co.	25,767
449	NorthWestern Corp.	25,072
2,061	NRG Yield, Inc., Class A	25,556
502	ONE Gas, Inc.	28,393
705	Ormat Technologies, Inc.	24,957
928	Otter Tail Corp.	25,836
1,248	Pattern Energy Group, Inc.	23,650
425	Piedmont Natural Gas Co., Inc.	25,177
833	PNM Resources, Inc.	26,165
659	Portland General Electric Co.	25,615
842	SJW Corp.	27,449
1,076	South Jersey Industries, Inc.	26,749
470	Southwest Gas Corp.	27,650
4,441	TerraForm Global, Inc., Class A	18,785
701	Unitil Corp.	27,164
2,108	Vivint Solar, Inc.(b)	17,496
396	WGL Holdings, Inc.	26,449
995	York Water Co. (The)	26,537

		969,400

	Total Common Stocks and Other Equity Interests (Cost $14,040,234)	11,531,133

	Money Market Fund - 0.4%
43,292	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $43,292)	43,292

	Total Investments (Cost $14,083,526)(e)-100.4%	11,574,425
	Other assets less liabilities-(0.4)%	(46,971)

	Net Assets - 100.0%	$11,527,454

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31,2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$-	$4,767	$(961)	$(1,003)	$(64)	$2,739	$298

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $14,123,404. The net unrealized depreciation was $2,548,979, which consisted of aggregate gross unrealized appreciation of $633,026 and aggregate gross unrealized depreciation of $3,182,005.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.1%
5,780	American Axle & Manufacturing Holdings, Inc.(b)	$74,100
1,717	Asbury Automotive Group, Inc.(b)	80,836
3,138	BJ’s Restaurants, Inc.(b)	134,589
321	Bloomin’ Brands, Inc.	5,669
7,877	Blue Nile, Inc.(b)	274,041
1,617	Buffalo Wild Wings, Inc.(b)	246,269
1,020	Cheesecake Factory, Inc. (The)	49,266
4,620	ClubCorp Holdings, Inc.	55,301
364	Container Store Group, Inc. (The)(b)	1,572
70	Dave & Buster’s Entertainment, Inc.(b)	2,539
1,062	Dorman Products, Inc.(b)	45,985
1,539	Drew Industries, Inc.	88,339
561	Etsy, Inc.(b)	4,353
3,476	Five Below, Inc.(b)	122,459
4,824	Francesca’s Holdings Corp.(b)	87,941
4,962	Gentherm, Inc.(b)	198,530
3,034	Grand Canyon Education, Inc.(b)	114,230
123	Hibbett Sports, Inc.(b)	3,956
2,188	IMAX Corp.(b)	67,959
6,494	Installed Building Products, Inc.(b)	135,270
2,302	La Quinta Holdings, Inc.(b)	26,105
1,717	Liberty Tax, Inc., Class A	36,830
5,300	LifeLock, Inc.(b)	63,494
770	Lithia Motors, Inc., Class A	58,959
4,078	Mattress Firm Holding Corp.(b)(c)	148,847
155	Men’s Wearhouse, Inc. (The)	2,125
417	Monro Muffler Brake, Inc.	27,418
5,845	Nautilus, Inc.(b)	113,861
5,016	Nexstar Broadcasting Group, Inc., Class A	226,773
2,094	Outerwall, Inc.(c)	70,777
784	Oxford Industries, Inc.	54,770
779	Papa John’s International, Inc.	37,197
2,093	Pier 1 Imports, Inc.(c)	8,414
5,916	Pinnacle Entertainment, Inc.(b)	180,675
1,034	Pool Corp.	87,373
2,648	Popeyes Louisiana Kitchen, Inc.(b)	163,196
7,344	Select Comfort Corp.(b)	154,665
7,940	Sinclair Broadcast Group, Inc., Class A	262,020
88	Tenneco, Inc.(b)	3,362
10,199	Tile Shop Holdings, Inc. (The)(b)	154,107
226	Vail Resorts, Inc.	28,250
352	Vince Holding Corp.(b)(c)	1,820
155	Winmark Corp.	14,626
2,443	Zoe’s Kitchen, Inc.(b)(c)	67,866

		3,786,734

	Consumer Staples - 3.2%
749	Boston Beer Co., Inc. (The), Class A(b)	134,259
2,619	Calavo Growers, Inc.	135,533
3,689	Cal-Maine Foods, Inc.(c)	186,184
96	Casey’s General Stores, Inc.	11,591
5,686	Chefs’ Warehouse, Inc. (The)(b)	74,771
3,260	Natural Health Trends Corp.(c)	65,037
1,061	PriceSmart, Inc.	81,230
1,300	USANA Health Sciences, Inc.(b)	164,970

		853,575

	Energy - 0.4%
7,326	RigNet, Inc.(b)	106,886

	Financials -5.7%
1,019	Altisource Portfolio Solutions SA(b)	$29,449
71	Associated Capital Group, Inc., Class A(b)	1,923
4,887	BofI Holding, Inc.(b)(c)	83,861
3,877	Cohen & Steers, Inc.	117,163
4,260	CoreSite Realty Corp. REIT	273,236
319	Diamond Hill Investment Group, Inc.	53,927
37	Evercore Partners, Inc., Class A	1,671
320	Fifth Street Asset Management, Inc., Class A	672
5,003	Financial Engines, Inc.	134,931
71	GAMCO Investors, Inc., Class A	2,065
2,620	HFF, Inc., Class A(b)	74,853
2,071	Marcus & Millichap, Inc.(b)	48,958
2,286	MarketAxess Holdings, Inc.	265,702
2,585	PRA Group, Inc.(b)	76,904
221	Ryman Hospitality Properties, Inc. REIT	10,376
662	Universal Health Realty Income Trust REIT	33,650
1,864	Universal Insurance Holdings, Inc.(c)	34,931
3,853	Virtu Financial, Inc., Class A	87,463
777	Westwood Holdings Group, Inc.	36,830
13,667	WisdomTree Investments, Inc.(c)	164,004

		1,532,569

	Health Care - 27.3%
3,161	AAC Holdings, Inc.(b)(c)	56,455
4,402	Abaxis, Inc.	191,707
4,479	ABIOMED, Inc.(b)	382,193
3,226	Achillion Pharmaceuticals, Inc.(b)	21,808
1,808	Adeptus Health, Inc., Class A(b)(c)	85,301
6,243	Aerie Pharmaceuticals, Inc.(b)	103,259
3,140	Agile Therapeutics, Inc.(b)	19,154
2,204	Air Methods Corp.(b)	85,824
727	ANI Pharmaceuticals, Inc.(b)	23,271
39,531	Antares Pharma, Inc.(b)(c)	48,623
32,053	Arena Pharmaceuticals, Inc.(b)(c)	48,400
15,781	ARIAD Pharmaceuticals, Inc.(b)	79,221
5,704	BioSpecifics Technologies Corp.(b)	217,779
3,147	Cambrex Corp.(b)	109,012
3,301	Castlight Health, Inc., Class B(b)	10,926
1,878	Catalent, Inc.(b)	44,189
712	Cempra, Inc.(b)	12,268
3,730	Cepheid, Inc.(b)	109,848
6,768	Civitas Solutions, Inc.(b)	162,838
10,473	CorMedix, Inc.(b)(c)	18,642
3,425	CorVel Corp.(b)	156,249
9,863	Depomed, Inc.(b)	151,298
115	Enanta Pharmaceuticals, Inc.(b)	2,956
4,766	Endologix, Inc.(b)	33,982
2,208	Exact Sciences Corp.(b)	14,507
6,547	ExamWorks Group, Inc.(b)	179,781
1,692	Fluidigm Corp.(b)	11,353
4,347	Foamix Pharmaceuticals Ltd. (Israel)(b)	28,169
5,754	GenMark Diagnostics, Inc.(b)	30,439
4,338	Genomic Health, Inc.(b)	124,934
7,660	Halozyme Therapeutics, Inc.(b)	67,408
4,601	HealthEquity, Inc.(b)	99,152
618	HealthStream, Inc.(b)	13,534
1,523	HeartWare International, Inc.(b)	61,133
6,300	ImmunoGen, Inc.(b)	53,487
2,321	Imprivata, Inc.(b)	27,040
2,413	INC Research Holdings, Inc., Class A(b)	101,660
64	Infinity Pharmaceuticals, Inc.(b)	397
115	Insulet Corp.(b)	3,816
2,149	Intra-Cellular Therapies, Inc.(b)	79,685
4,381	Ironwood Pharmaceuticals, Inc.(b)	40,437
1,080	K2M Group Holdings, Inc.(b)	15,347
2,727	La Jolla Pharmaceutical Co.(b)(c)	48,295
4,572	Lannett Co., Inc.(b)(c)	116,632
2,293	Ligand Pharmaceuticals, Inc.(b)	229,231
2,447	LivaNova PLC(b)	136,983
1,955	Masimo Corp.(b)	71,846

Schedule of Investments(a)

3,737	Medidata Solutions, Inc.(b)	$159,682
9,661	MiMedx Group, Inc.(b)(c)	80,380
2,777	Molina Healthcare, Inc.(b)	152,485
1,313	Natus Medical, Inc.(b)	46,323
11,090	Nektar Therapeutics(b)	151,268
3,351	Neogen Corp.(b)	174,855
47,292	NeoGenomics, Inc.(b)	322,531
945	Nevro Corp.(b)	58,392
3,815	NewLink Genetics Corp.(b)(c)	92,933
32,491	Nobilis Health Corp.(b)(c)	68,556
10,972	Novavax, Inc.(b)	56,506
2,422	NuVasive, Inc.(b)	111,703
187	NxStage Medical, Inc.(b)	3,538
2,486	Ocular Therapeutix, Inc.(b)	15,214
18,354	Orexigen Therapeutics, Inc.(b)(c)	33,588
3,722	Pacira Pharmaceuticals, Inc.(b)	221,161
1,193	Paratek Pharmaceuticals, Inc.(b)	17,442
3,288	PAREXEL International Corp.(b)	210,300
18,168	Pernix Therapeutics Holdings, Inc.(b)	39,606
357	Portola Pharmaceuticals, Inc.(b)	11,792
1,048	Press Ganey Holdings, Inc.(b)	30,968
895	Providence Service Corp. (The)(b)	39,738
1,253	Radius Health, Inc.(b)	40,134
6,474	RadNet, Inc.(b)	38,715
2,102	Relypsa, Inc.(b)(c)	39,602
6,856	Repligen Corp.(b)	151,860
733	Sagent Pharmaceuticals, Inc.(b)	11,076
17,948	Sequenom, Inc.(b)(c)	28,896
1,279	STAAR Surgical Co.(b)	8,352
15,962	Sucampo Pharmaceuticals, Inc., Class A(b)	201,919
11,009	Supernus Pharmaceuticals, Inc.(b)	124,842
2,620	T2 Biosystems, Inc.(b)	23,239
3,531	Tandem Diabetes Care, Inc.(b)	31,814
1,741	Team Health Holdings, Inc.(b)	71,155
8,063	Teligent, Inc.(b)(c)	57,892
10,962	TherapeuticsMD, Inc.(b)	78,378
4,695	Vascular Solutions, Inc.(b)	128,455
14,923	VIVUS, Inc.(b)(c)	15,072
29,046	XenoPort, Inc.(b)	144,359
10,597	Zeltiq Aesthetics, Inc.(b)	246,062
5,798	Zogenix, Inc.(b)	54,965

		7,326,217

	Industrials - 13.8%
5,141	AAON, Inc.	110,686
4,615	Advanced Drainage Systems, Inc.(c)	104,207
1,598	Allegiant Travel Co.	256,431
4,031	Allied Motion Technologies, Inc.	78,766
3,308	American Woodmark Corp.(b)	228,252
512	Apogee Enterprises, Inc.	20,367
303	Astronics Corp.(b)	9,769
376	AZZ, Inc.	19,356
2,210	Barrett Business Services, Inc.	86,566
3,712	BMC Stock Holdings, Inc.(b)	53,341
23,467	Builders FirstSource, Inc.(b)	188,440
4,062	Dycom Industries, Inc.(b)	269,148
5,002	Echo Global Logistics, Inc.(b)	110,094
6,951	Enphase Energy, Inc.(b)(c)	16,891
972	Forward Air Corp.	41,952
250	GP Strategies Corp.(b)	6,047
1,443	Greenbrier Cos., Inc. (The)(c)	37,316
9,434	Hawaiian Holdings, Inc.(b)	332,171
7,949	Healthcare Services Group, Inc.	281,156
155	Heartland Express, Inc.(c)	2,658
305	HEICO Corp.	16,988
1,657	HNI Corp.	56,371
3,189	Insperity, Inc.	143,282
8,635	Kforce, Inc.	192,561
1,457	Knight Transportation, Inc.	35,653
2,968	Multi-Color Corp.	187,073
726	Nortek, Inc.(b)	28,307
1,865	NV5 Global, Inc.(b)	35,398

1,754	On Assignment, Inc.(b)	$67,792
1,593	P.A.M. Transportation Services, Inc.(b)	41,147
4,296	Patrick Industries, Inc.(b)	150,145
20,867	PGT, Inc.(b)	204,497
2,193	Power Solutions International, Inc.(b)(c)	26,206
2,256	Sun Hydraulics Corp.	57,438
4,621	Swift Transportation Co. Class A(b)(c)	75,369
4,214	TASER International, Inc.(b)(c)	64,853
1,243	Trex Co., Inc.(b)	46,687
722	WageWorks, Inc.(b)	32,302

		3,715,683

	Information Technology - 31.8%
7,031	ACI Worldwide, Inc.(b)	125,855
158	Ambarella, Inc.(b)	6,270
9,841	Angie’s List, Inc.(b)	83,550
2,004	Apigee Corp.(b)	15,471
3,244	Aspen Technology, Inc.(b)	105,235
2,641	AVG Technologies NV(b)	49,836
1,549	Belden, Inc.	66,173
131	Benefitfocus, Inc.(b)	3,820
2,943	Blackbaud, Inc.	180,936
1,361	Box, Inc., Class A(b)(c)	14,644
4,940	BroadSoft, Inc.(b)	168,997
11,096	CalAmp Corp.(b)	188,632
3,498	Callidus Software, Inc.(b)	53,974
1,548	Carbonite, Inc.(b)	13,886
1,112	Cardtronics, Inc.(b)	34,261
4,078	Cavium, Inc.(b)	235,586
1,499	Cimpress NV (Netherlands)(b)(c)	117,702
16,296	Clearfield, Inc.(b)(c)	241,181
2,131	CommVault Systems, Inc.(b)	79,955
1,858	comScore, Inc.(b)	71,589
3,476	Constant Contact, Inc.(b)	109,876
1,445	Cornerstone OnDemand, Inc.(b)	44,347
2,751	Demandware, Inc.(b)	116,725
17,823	EarthLink Holdings Corp.	105,512
4,246	Eastman Kodak Co.(b)(c)	38,724
1,981	Ellie Mae, Inc.(b)	138,333
5,640	Endurance International Group Holdings, Inc.(b)(c)	51,775
6,383	Envestnet, Inc.(b)	149,681
2,807	EPAM Systems, Inc.(b)	210,244
2,041	Fair Isaac Corp.	195,058
541	FEI Co.	39,196
4,540	Five9, Inc.(b)	37,818
3,626	Fleetmatics Group PLC(b)	157,405
2,698	Forrester Research, Inc.	86,255
4,402	Gigamon, Inc.(b)	115,112
2,139	Globant SA(b)	65,068
3,244	GrubHub, Inc.(b)(c)	61,149
5,774	GTT Communications, Inc.(b)	85,975
6,653	Hackett Group, Inc. (The)	98,265
792	Hortonworks, Inc.(b)	7,682
539	HubSpot, Inc.(b)	21,878
18,067	Immersion Corp.(b)	153,208
263	Imperva, Inc.(b)	13,560
6,570	Infinera Corp.(b)	100,652
5,543	Inphi Corp.(b)	153,818
375	InvenSense, Inc.(b)(c)	3,079
563	j2 Global, Inc.	40,823
2,792	Jive Software, Inc.(b)	9,716
4,069	Lionbridge Technologies, Inc.(b)	18,840
4,455	LogMeIn, Inc.(b)	232,729
1,776	Luxoft Holding, Inc., Class A(b)	133,342
1,956	M/A-COM Technology Solutions Holdings, Inc.(b)	75,306
1,895	Manhattan Associates, Inc.(b)	109,247
16	Marketo, Inc.(b)	304
48,898	Mattson Technology, Inc.(b)	170,654
2,080	MAXIMUS, Inc.	111,010
24,653	MaxLinear, Inc., Class A(b)	379,163

Schedule of Investments(a)

3,127	Methode Electronics, Inc.	$81,490
967	Microsemi Corp.(b)	30,654
711	MicroStrategy, Inc., Class A(b)	122,655
679	New Relic, Inc.(b)	19,161
1,106	NIC, Inc.	21,888
1,306	Nimble Storage, Inc.(b)	8,581
1,546	OPOWER,Inc.(b)(c)	13,141
5,014	Paycom Software, Inc.(b)	151,172
1,125	Paylocity Holding Corp.(b)	35,010
2,819	Pegasystems, Inc.	66,247
234	Proofpoint, Inc.(b)	11,784
4,545	PROS Holdings, Inc.(b)	55,813
1,044	Q2 Holdings, Inc.(b)	22,613
5,387	Qlik Technologies, Inc.(b)	134,891
2,662	Qualys, Inc.(b)	69,185
5,423	Quotient Technology, Inc.(b)(c)	32,918
2,058	Rambus, Inc.(b)	25,190
10,666	RealPage, Inc.(b)	205,747
1,522	RingCentral, Inc., Class A(b)	33,210
8,825	Rubicon Project, Inc. (The)(b)	119,049
2,567	SPS Commerce, Inc.(b)	167,574
1,426	Stamps.com, Inc.(b)	133,787
2,458	Synaptics, Inc.(b)	180,196
3,245	Synchronoss Technologies, Inc.(b)	99,427
2,779	Tangoe, Inc.(b)	23,260
16,334	TiVo, Inc.(b)	130,345
1	TrueCar, Inc.(b)	7
1,489	Tyler Technologies, Inc.(b)	233,862
2,572	Universal Display Corp.(b)	126,285
912	Varonis Systems, Inc.(b)	17,164
5,364	VASCO Data Security International, Inc.(b)	83,142
1,012	Violin Memory, Inc.(b)	901
1,682	Virtusa Corp.(b)	75,219
74	Web.com Group, Inc.(b)	1,393
4,794	WebMD Health Corp.(b)	245,021
118	Wix.com Ltd. (Israel)(b)	2,410
2,028	Workiva, Inc., Class A(b)	30,278
933	Zendesk, Inc.(b)	20,535
47,911	Zix Corp.(b)	215,120

		8,545,407

	Materials - 2.4%
2,208	Balchem Corp.	123,957
136	Deltic Timber Corp.	7,469
11,286	Ferroglobe PLC	95,931
2,358	Koppers Holdings, Inc.(b)	39,921
5,369	PolyOne Corp.	145,285
3,677	Summit Materials, Inc., Class A(b)	58,354
3,521	Trinseo SA(b)(c)	83,765
2,169	US Concrete, Inc.(b)	98,646

		653,328

	Telecommunication Services - 1.3%
6,059	Cogent Communications Group, Inc.	202,431
1,012	FairPoint Communications, Inc.(b)	15,180
6,797	General Communication, Inc., Class A(b)	123,162

		340,773

	Total Common Stocks and Other Equity Interests (Cost $31,966,474)	26,861,172

	Warrants - 0.0%
	Energy - 0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund - 0.2%
59,393	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $59,393)	59,393

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $32,025,867)-100.2%	$26,920,565

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.0%
1,873,630	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $1,873,630)	1,873,630

	Total Investments (Cost $33,899,497)(f)-107.2%	28,794,195
	Other assets less liabilities-(7.2)%	(1,925,439)

	Net Assets-100.0%	$26,868,756

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $34,046,824. The net unrealized depreciation was $5,252,629, which consisted of aggregate gross unrealized appreciation of $1,555,938 and aggregate gross unrealized depreciation of $6,808,567.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.6%
26,635	Apollo Education Group, Inc., Class A(b)	$211,482
2,449	Ascent Capital Group, Inc., Series A(b)	27,894
4,275	Barnes & Noble Education, Inc.(b)	47,111
6,765	Barnes & Noble, Inc.	59,329
126,214	bebe stores, Inc.(c)	48,744
93,132	Career Education Corp.(b)	268,220
13,465	DeVry Education Group, Inc.(c)	267,954
1,318	FTD Cos., Inc.(b)	32,555
19,090	Guess?, Inc.	353,929
18,115	Harte-Hanks, Inc.	61,953
94	Haverty Furniture Cos., Inc.	1,781
8,330	International Speedway Corp., Class A	284,386
10,138	New Media Investment Group, Inc.	175,590
2,731	Pep Boys-Manny, Moe & Jack (The)(b)	50,496
20,491	Regis Corp.(b)	306,136
13,941	Ruby Tuesday, Inc.(b)	75,978
1,802	Scholastic Corp.	61,863
20,176	Speedway Motorsports, Inc.	380,721
3,158	Stage Stores, Inc.(c)	26,211
5,001	Stein Mart, Inc.	36,807
7,983	Taylor Morrison Home Corp., Class A(b)	96,195
18,183	Time, Inc.	272,745

		3,148,080

	Consumer Staples - 0.4%
1,422	Fresh Del Monte Produce, Inc.	58,032
2,694	Universal Corp.	147,443
202	Weis Markets, Inc.	8,205

		213,680

	Energy - 7.8%
13,406	Archrock, Inc.	80,436
3,684	Ardmore Shipping Corp. (Ireland)	37,393
60,916	Bill Barrett Corp.(b)(c)	225,389
70,953	Callon Petroleum Co.(b)	486,028
1,108	CARBO Ceramics, Inc.(c)	18,337
875	Clayton Williams Energy, Inc.(b)(c)	15,033
95,935	Cloud Peak Energy, Inc.(b)(c)	143,902
34,582	Contango Oil & Gas Co.(b)	221,671
10,218	DHT Holdings, Inc.	59,060
10,884	Eclipse Resources Corp.(b)(c)	13,170
34,316	Energy XXI Ltd.(c)	29,755
6,048	Era Group, Inc.(b)	55,521
45,669	EXCO Resources, Inc.(b)(c)	54,346
6,769	Exterran Corp.(b)	111,824
9,254	Forum Energy Technologies, Inc.(b)	103,737
38,371	Frontline Ltd. (Norway)(c)	83,649
30,744	Gastar Exploration, Inc.(b)(c)	36,585
9,269	Geospace Technologies Corp.(b)(c)	100,198
17,979	Gulfmark Offshore, Inc., Class A(b)(c)	68,140
106,323	Halcon Resources Corp.(b)(c)	58,478
35,444	Helix Energy Solutions Group, Inc.(b)	142,839
17,999	Hornbeck Offshore Services, Inc.(b)(c)	146,332
9,658	Jones Energy, Inc., Class A(b)	20,378
160,118	Key Energy Services, Inc.(b)(c)	51,350
89,579	McDermott International, Inc.(b)	247,238
17,076	North Atlantic Drilling Ltd. (Norway)(b)(c)	30,908
10,117	Oil States International, Inc.(b)	285,603
44,403	Pacific Ethanol, Inc.(b)(c)	154,966
99,518	Parker Drilling Co.(b)	136,340
65	PDC Energy, Inc.(b)	3,697

8,073	Peabody Energy Corp.(c)	$35,925
3,338	Scorpio Tankers, Inc. (Monaco)	20,362
35,462	Seventy Seven Energy, Inc.(b)(c)	15,199
31,383	Ship Finance International Ltd. (Norway)(c)	420,218
37,908	Stone Energy Corp.(b)(c)	116,757
12,880	Tesco Corp.	87,584
62,256	TETRA Technologies, Inc.(b)	385,365
7,769	Tidewater, Inc.(c)	41,253
37,851	W&T Offshore, Inc.(b)(c)	73,809

		4,418,775

	Financials - 58.4%
8,110	1st Source Corp.	245,084
16,993	AG Mortgage Investment Trust, Inc. REIT	199,328
5,442	Agree Realty Corp. REIT	200,919
18,370	American Capital Mortgage Investment Corp. REIT	239,361
4,220	American Equity Investment Life Holding Co.	76,762
4,328	American Residential Properties, Inc. REIT	73,316
15,164	Apollo Commercial Real Estate Finance, Inc. REIT	241,108
7,369	Apollo Residential Mortgage, Inc. REIT	79,954
1,221	Argo Group International Holdings Ltd.	69,389
12,892	Arlington Asset Investment Corp., Class A(c)	143,101
13,810	Armada Hoffler Properties, Inc. REIT	148,734
9,479	ARMOUR Residential REIT, Inc. REIT	184,746
27,312	Astoria Financial Corp.	413,231
1,994	BancFirst Corp.	111,544
2,246	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	52,377
13,760	Bancorp, Inc. (The)(b)	61,920
16,703	BankFinancial Corp.	204,946
4,892	Banner Corp.	203,018
19,527	BBCN Bancorp, Inc.	296,810
21,343	Beneficial Bancorp, Inc.(b)	276,392
7,468	Berkshire Hills Bancorp, Inc.	207,461
9,679	Blue Hills Bancorp, Inc.	142,281
13,289	Bluerock Residential Growth REIT, Inc., Class A REIT	137,674
3,748	Boston Private Financial Holdings, Inc.	38,792
7,555	Bryn Mawr Bank Corp.	198,168
30,482	Calamos Asset Management, Inc., Class A	292,322
25,726	Campus Crest Communities, Inc. REIT(b)	178,024
25,791	Capitol Federal Financial, Inc.	316,456
33,767	Capstead Mortgage Corp. REIT	315,384
15,032	Cash America International, Inc.	450,058
18,162	CatchMark Timber Trust, Inc., Class A REIT	197,784
3,650	Cathay General Bancorp	102,200
7,581	Cedar Realty Trust, Inc. REIT	53,522
3,585	Centerstate Banks, Inc.	50,871
3,874	Central Pacific Financial Corp.	81,160
9,245	Chatham Lodging Trust REIT	174,361
6,696	Chemical Financial Corp.	213,335
4,492	City Holding Co.	199,714
10,619	Clifton Bancorp, Inc.	153,232
21,609	CoBiz Financial, Inc.	237,483
6,009	Colony Capital, Inc., Class A REIT	103,535
6,804	Colony Starwood Homes REIT	146,422
1,750	Columbia Banking System, Inc.	51,852
3,439	Community Bank System, Inc.	129,444
6,469	Community Trust Bancorp, Inc.	225,380
29,142	Cousins Properties, Inc. REIT	251,204
7,855	CVB Financial Corp.	120,260
45,203	CYS Investments, Inc. REIT	311,449
9,118	DCT Industrial Trust, Inc. REIT	326,333
23,971	DiamondRock Hospitality Co. REIT	198,959
22,600	Dime Community Bancshares, Inc.	388,494
39,313	Dynex Capital, Inc. REIT	235,878

Schedule of Investments(a)

7,504	Education Realty Trust, Inc. REIT	$293,256
16,662	Enterprise Financial Services Corp.	473,034
4,381	EPR Properties REIT	262,641
2,993	EverBank Financial Corp.	42,111
21,538	EZCORP, Inc., Class A(b)	65,475
21,540	F.N.B. Corp.	259,557
5,140	FBL Financial Group, Inc., Class A	313,848
8,292	Federal Agricultural Mortgage Corp., Class C	270,402
3,918	Fidelity & Guaranty Life	98,146
14,683	Fidelity Southern Corp.	231,991
1,230	First American Financial Corp.	42,275
32,088	First BanCorp(b)	83,429
11,190	First Busey Corp.	206,232
327	First Citizens BancShares, Inc., Class A	80,462
7,935	First Defiance Financial Corp.	308,910
10,127	First Financial Bancorp	162,032
5,645	First Financial Corp.	186,567
3,206	First Industrial Realty Trust, Inc. REIT	66,012
5,258	First Interstate BancSystem, Inc., Class A	141,703
16,806	First Merchants Corp.	384,185
855	First Midwest Bancorp, Inc.	14,903
763	First NBC Bank Holding Co.(b)	23,951
25,777	First Potomac Realty Trust REIT	252,357
9,045	FirstMerit Corp.	175,292
21,888	Flagstar Bancorp, Inc.(b)	408,211
18,773	Flushing Financial Corp.	413,006
26,395	Fulton Financial Corp.	339,176
155	Getty Realty Corp. REIT	2,771
871	Glacier Bancorp, Inc.	20,547
6,410	Gladstone Commercial Corp. REIT	91,663
6,016	Government Properties Income Trust REIT	82,600
79,156	Gramercy Property Trust REIT	578,630
10,017	Great Ajax Corp. REIT	110,387
7,340	Great Southern Bancorp, Inc.	291,178
13,161	Great Western Bancorp, Inc.	343,765
1,380	Green Dot Corp., Class A(b)	24,523
5,644	Guaranty Bancorp	88,949
11,544	Hancock Holding Co.	276,594
10,271	Hanmi Financial Corp.	222,881
1,829	Heartland Financial USA, Inc.	54,779
12,534	Hersha Hospitality Trust REIT	220,222
13,481	HomeTrust Bancshares, Inc.(b)	249,398
6,233	Horace Mann Educators Corp.	191,478
258	Hudson Pacific Properties, Inc. REIT	6,556
481	IBERIABANK Corp.	23,016
44,393	Independence Realty Trust, Inc. REIT	302,316
5,237	Independent Bank Corp./MA	239,383
19,730	Independent Bank Corp./MI	298,712
8,038	International Bancshares Corp.	186,401
20,922	Invesco Mortgage Capital, Inc. REIT(d)	236,837
15,519	Investors Real Estate Trust REIT(c)	101,184
24,535	iStar, Inc. REIT(b)	256,145
4,119	James River Group Holdings Ltd.	139,716
12,661	JG Wentworth Co. (The), Class A(b)(c)	17,725
2,420	Kite Realty Group Trust REIT	64,130
29,666	Lakeland Bancorp, Inc.	332,556
1,921	Lakeland Financial Corp.	84,121
3,095	LaSalle Hotel Properties REIT	68,585
17,512	Lexington Realty Trust REIT	128,363
12,162	Mack-Cali Realty Corp. REIT	252,848
11,315	MainSource Financial Group, Inc.	250,967
15,049	MBIA, Inc.(b)	100,226
4,685	Mercantile Bank Corp.	104,710
9,505	Monmouth Real Estate Investment Corp. REIT(c)	97,711
17,950	Monogram Residential Trust, Inc. REIT	156,524
27,020	National Penn Bancshares, Inc.	308,028
576	National Western Life Group, Inc., Class A	132,900
2,096	Nationstar Mortgage Holdings, Inc.(b)(c)	21,170
196	Navigators Group, Inc. (The)(b)	17,172

14,625	NBT Bancorp, Inc.	$378,787
3,571	Nelnet, Inc., Class A	115,950
11,308	NexPoint Residential Trust, Inc. REIT(c)	134,565
20,923	Northwest Bancshares, Inc.	263,002
22,554	OFG Bancorp	126,753
12,639	Old National Bancorp	155,712
14,687	One Liberty Properties, Inc. REIT	304,315
4,873	Oppenheimer Holdings, Inc., Class A	74,703
20,067	Orchid Island Capital, Inc. REIT(c)	178,195
6,782	Pacific Continental Corp.	109,461
342	Park National Corp.	30,134
695	Parkway Properties, Inc. REIT	9,362
18,478	PennyMac Mortgage Investment Trust REIT	250,377
3,672	Peoples Bancorp, Inc.	63,011
16,350	PHH Corp.(b)	200,778
4,455	Piper Jaffray Cos.(b)	151,470
17,353	Preferred Apartment Communities, Inc., Class A REIT	209,104
4,972	Prosperity Bancshares, Inc.	210,813
16,165	Provident Financial Services, Inc.	317,481
14,566	QCR Holdings, Inc.	334,435
18,842	Radian Group, Inc.	189,551
55,004	RAIT Financial Trust REIT	140,810
13,230	Ramco-Gershenson Properties Trust REIT	226,101
486	Redwood Trust, Inc. REIT	5,234
1,895	Resource Capital Corp. REIT(c)	19,746
7,365	Retail Opportunity Investments Corp. REIT	136,179
12,323	Rexford Industrial Realty, Inc. REIT	200,742
318	RMR Group, Inc. (The), Class A(b)	6,630
6,694	S&T Bancorp, Inc.	180,805
18	Safety Insurance Group, Inc.	1,016
6,517	Sandy Spring Bancorp, Inc.	173,352
14,402	Select Income REIT	272,198
4,766	Selective Insurance Group, Inc.	149,223
5,405	Silver Bay Realty Trust Corp. REIT	75,454
9,832	Southside Bancshares, Inc.	221,515
2,367	Stock Yards Bancorp, Inc.	92,502
7,769	STORE Capital Corp. REIT	192,593
6,237	Summit Hotel Properties, Inc. REIT	63,306
6,781	Talmer Bancorp, Inc., Class A	108,903
121	Tejon Ranch Co.(b)	2,367
2,966	Terreno Realty Corp. REIT	66,676
4,183	Tompkins Financial Corp.	234,332
5,624	TowneBank	107,250
10,530	TriCo Bancshares	268,620
28,668	Triumph Bancorp, Inc.(b)	405,079
13,893	TrustCo Bank Corp. NY	76,411
7,933	Trustmark Corp.	171,670
4,522	Umpqua Holdings Corp.	65,479
9,441	Union Bankshares Corp.	216,860
6,027	United Bankshares, Inc.	202,387
1,113	United Community Banks, Inc.	20,101
49,958	United Community Financial Corp.	306,243
12,673	United Development Funding IV REIT(c)	127,617
37,030	Valley National Bancorp	325,864
16,036	Washington Federal, Inc.	342,369
6,857	Washington Trust Bancorp, Inc.	270,577
9,195	Webster Financial Corp.	304,998
9,397	WesBanco, Inc.	272,701
516	Westamerica Bancorp.(c)	22,534
21,523	Western Asset Mortgage Capital Corp. REIT	211,141
24,147	Whitestone REIT	266,100
1,616	Wintrust Financial Corp.	68,017
13,609	WSFS Financial Corp.	395,478

		32,954,202

	Health Care - 1.5%
40,385	BioScrip, Inc.(b)(c)	72,289
18,706	Endocyte, Inc.(b)(c)	62,665
112,856	Five Star Quality Care, Inc.(b)	286,654

Schedule of Investments(a)

3,085	Halyard Health, Inc.(b)	$76,508
11,224	Hanger, Inc.(b)	151,412
10,481	Invacare Corp.	161,512
3,622	Kindred Healthcare, Inc.	34,989
239	PharMerica Corp.(b)	7,096

		853,125

	Industrials - 6.2%
11,658	AAR Corp.	244,935
63,898	ACCO Brands Corp.(b)	387,861
13,158	Aerovironment, Inc.(b)	335,661
11,313	Air Transport Services Group, Inc.(b)	110,076
3,460	Aircastle Ltd.	59,408
3,405	Brady Corp., Class A	76,408
739	CIRCOR International, Inc.	26,227
56,790	Civeo Corp.(b)	61,333
2,614	Columbus McKinnon Corp.	37,380
2,702	Cubic Corp.	107,972
16,316	Eagle Bulk Shipping, Inc.(b)(c)	21,537
5,165	Ennis, Inc.	103,145
8,796	ESCO Technologies, Inc.	302,846
34,750	Golden Ocean Group Ltd. (Norway)(b)(c)	25,823
18,112	MRC Global, Inc.(b)	182,026
15,013	Navigant Consulting, Inc.(b)	237,055
23,960	Navios Maritime Holdings, Inc. (Monaco)(c)	23,339
4,457	Northwest Pipe Co.(b)	42,653
10,330	Powell Industries, Inc.	258,663
49,283	Republic Airways Holdings, Inc.(b)	104,973
150,319	Safe Bulkers, Inc. (Greece)(c)	65,885
8,092	Tetra Tech, Inc.	214,357
3,868	Veritiv Corp.(b)	119,328
1,455	Viad Corp.	42,879
4,759	VSE Corp.	285,540

		3,477,310

	Information Technology - 7.8%
16,039	Acxiom Corp.(b)	299,929
3,871	ADTRAN, Inc.	70,297
69,128	Amkor Technology, Inc.(b)	424,446
25,946	AVX Corp.	297,860
10,218	Black Box Corp.	77,861
50,691	Checkpoint Systems, Inc.	328,478
8,884	Cohu, Inc.	107,585
4,489	Comtech Telecommunications Corp.	87,625
19,672	EMCORE Corp.(b)	119,212
6,176	Fabrinet (Thailand)(b)	153,844
12,514	ManTech International Corp., Class A	360,779
10,690	Mercury Systems, Inc.(b)	204,072
1,013	MKS Instruments, Inc.	35,901
1,367	MoneyGram International, Inc.(b)	7,245
443	Multi-Fineline Electronix, Inc.(b)	7,411
63,742	Oclaro, Inc.(b)(c)	220,547
1,314	Photronics, Inc.(b)	15,689
6,456	QLogic Corp.(b)	82,766
16,192	QuinStreet, Inc.(b)	61,692
15,772	Sanmina Corp.(b)	295,567
79,202	SeaChange International, Inc.(b)	492,637
18,859	Sonus Networks, Inc.(b)	113,154
2,327	TTM Technologies, Inc.(b)	13,567
67,962	Ultra Clean Holdings, Inc.(b)	350,684
12,583	Vishay Intertechnology, Inc.	144,201

		4,373,049

	Materials - 0.1%
638	Greif, Inc., Class A	16,862
2,817	TimkenSteel Corp.	25,381

		42,243

	Telecommunication Services - 2.2%
1,714	Atlantic Tele-Network, Inc.	131,961
21,554	Hawaiian Telcom Holdco, Inc.(b)	514,278
17,552	Iridium Communications, Inc.(b)(c)	122,162
26,440	Leap Wireless Corp.(b)	66,629
23,189	Spok Holdings, Inc.	417,634

		1,252,664

	Utilities - 10.0%
2,454	Abengoa Yield PLC (Spain)(c)	$41,595
8,030	ALLETE, Inc.	424,787
13,422	Avista Corp.	497,017
8,289	Black Hills Corp.(c)	408,482
3,798	California Water Service Group	95,292
6,787	Dynegy, Inc.(b)	80,358
6,427	El Paso Electric Co.	263,057
13,334	Empire District Electric Co. (The)	391,220
3,439	IDACORP, Inc.	239,320
7,080	Laclede Group, Inc. (The)	452,695
8,145	Northwest Natural Gas Co.	423,133
2,229	NorthWestern Corp.	124,467
9,775	ONE Gas, Inc.	552,874
3,101	Otter Tail Corp.	86,332
7,104	PNM Resources, Inc.	223,137
15,430	Portland General Electric Co.	599,764
1,279	SJW Corp.	41,695
8,723	South Jersey Industries, Inc.	216,854
1,411	Southwest Gas Corp.	83,009
10,736	Unitil Corp.	416,020

		5,661,108

	Total Common Stocks and Other Equity Interests (Cost $69,026,279)	56,394,236

	Money Market Fund - 0.1%
47,504	Invesco Premier Portfolio – Institutional Class, 0.34%(e) (Cost $47,504)	47,504

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $69,073,783)-100.1%	56,441,740

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.8%
3,242,995	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(e)(f) (Cost $3,242,995)	3,242,995

	Total Investments (Cost $72,316,778)(g)-105.9%	59,684,735
	Other assets less liabilities-(5.9)%	(3,304,872)

	Net Assets-100.0%	$56,379,863

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$-	$372,075	$(38,857)	$(92,119)	$(4,262)	$236,837	$25,385

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $72,992,382. The net unrealized depreciation was $13,307,647, which consisted of aggregate gross unrealized appreciation of $2,657,112 and aggregate gross unrealized depreciation of $15,964,759.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.7%
945	Aaron’s, Inc.	$21,622
136	Advance Auto Parts, Inc.	20,679
270	AMC Networks, Inc., Class A(b)	19,653
647	Aramark	20,672
347	AutoNation, Inc.(b)	15,008
28	AutoZone, Inc.(b)	21,487
402	Bed Bath & Beyond, Inc.(b)	17,354
706	Best Buy Co., Inc.	19,719
520	BorgWarner, Inc.	15,267
466	Brinker International, Inc.	23,179
422	Brunswick Corp.	16,817
443	Cabela’s, Inc.(b)	18,637
49	Cable One, Inc.	21,069
700	Cablevision Systems Corp., Class A	22,337
361	CarMax, Inc.(b)	15,949
236	Carter’s, Inc.	22,944
119	Charter Communications, Inc., Class A(b)	20,392
38	Chipotle Mexican Grill, Inc.(b)	17,213
424	Choice Hotels International, Inc.	18,537
623	Cinemark Holdings, Inc.	18,372
4,183	Clear Channel Outdoor Holdings, Inc., Class A(b)	21,124
656	Coach, Inc.	24,305
545	CST Brands, Inc.	21,113
674	D.R. Horton, Inc.	18,542
359	Darden Restaurants, Inc.	22,639
253	Delphi Automotive PLC (United Kingdom)	16,430
571	Dick’s Sporting Goods, Inc.	22,315
308	Dillard’s, Inc., Class A	21,686
800	Discovery Communications, Inc., Class A(b)	22,072
299	Dollar General Corp.	22,443
274	Dollar Tree, Inc.(b)	22,282
193	Domino’s Pizza, Inc.	21,988
914	DSW, Inc., Class A	21,945
498	Dunkin’ Brands Group, Inc.	19,601
163	Expedia, Inc., Class A	16,469
1,281	Extended Stay America, Inc.	16,410
332	Foot Locker, Inc.	22,430
561	Fossil Group, Inc.(b)	18,289
694	GameStop Corp., Class A	18,190
823	Gap, Inc. (The)	20,345
597	Garmin Ltd.	21,002
1,344	Gentex Corp.	18,399
246	Genuine Parts Co.	21,198
2,765	GNC Holdings, Inc., Class A	77,448
648	Goodyear Tire & Rubber Co. (The)	18,410
1,184	GoPro, Inc., Class A(b)(c)	13,557
42	Graham Holdings Co., Class B	20,357
10,164	Groupon, Inc., Class A(b)	27,646
650	H&R Block, Inc.	22,132
728	Hanesbrands, Inc.	22,255
462	Harley-Davidson, Inc.	18,480
231	Harman International Industries, Inc.	17,184
307	Hasbro, Inc.	22,804
994	Hilton Worldwide Holdings, Inc.	17,703
450	Hyatt Hotels Corp., Class A(b)	17,406
1,391	International Game Technology PLC	20,128
947	Interpublic Group of Cos., Inc. (The)	21,251
2,962	J.C. Penney Co., Inc.(b)	21,504

381	Jarden Corp.(b)	$20,212
472	John Wiley & Sons, Inc., Class A	19,730
1,190	Kate Spade & Co.(b)	21,194
459	Kohl’s Corp.	22,835
219	L Brands, Inc.	21,057
173	Lear Corp.	17,963
494	Leggett & Platt, Inc.	20,506
431	Lennar Corp., Class A	18,167
425	Liberty Broadband Corp., Class C(b)	19,975
790	Liberty Interactive Corp. QVC Group, Series A(b)	20,587
558	Liberty Media Corp., Series C(b)	19,859
483	Liberty Ventures, Class A(b)	18,996
612	Lions Gate Entertainment Corp.	16,004
852	Live Nation Entertainment, Inc.(b)	19,340
743	LKQ Corp.(b)	20,358
431	lululemon Athletica, Inc.(b)	26,752
590	Macy’s, Inc.	23,842
129	Madison Square Garden Co. (The), Class A(b)	19,876
318	Marriott International, Inc., Class A	19,487
783	Mattel, Inc.	21,603
1,003	MGM Resorts International(b)	20,140
524	Michael Kors Holdings Ltd.(b)	20,908
951	Michaels Cos., Inc. (The)(b)	20,732
109	Mohawk Industries, Inc.(b)	18,139
1,048	MSG Networks, Inc., Class A(b)	18,329
336	Murphy USA, Inc.(b)	19,438
481	Newell Rubbermaid, Inc.	18,653
1,576	News Corp., Class A	20,441
389	Nordstrom, Inc.	19,100
363	Norwegian Cruise Line Holdings Ltd.(b)	16,469
13	NVR, Inc.(b)	21,463
3,701	Office Depot, Inc.(b)	19,060
287	Omnicom Group, Inc.	21,051
83	O’Reilly Automotive, Inc.(b)	21,655
109	Panera Bread Co., Class A(b)	21,146
484	Penske Automotive Group, Inc.	15,183
224	Polaris Industries, Inc.	16,540
1,220	PulteGroup, Inc.	20,447
278	PVH Corp.	20,400
185	Ralph Lauren Corp., Class A	20,812
1,116	Regal Entertainment Group, Class A	19,251
392	Ross Stores, Inc.	22,054
225	Royal Caribbean Cruises Ltd.	18,441
759	Sally Beauty Holdings, Inc.(b)	20,918
396	Scripps Networks Interactive, Inc., Class A	24,144
1,018	Sears Holdings Corp.(b)(c)	17,255
825	Service Corp. International	19,957
560	ServiceMaster Global Holdings, Inc.(b)	23,638
181	Signet Jewelers Ltd.	20,996
5,211	Sirius XM Holdings, Inc.(b)	19,281
400	Six Flags Entertainment Corp.	20,108
711	Skechers U.S.A., Inc., Class A(b)	20,043
2,209	Staples, Inc.	19,704
312	Starwood Hotels & Resorts Worldwide, Inc.	19,419
640	Starz, Class A(b)	18,195
825	TEGNA, Inc.	19,808
287	Tempur Sealy International, Inc.(b)	17,318
374	Thor Industries, Inc.	19,609
285	Tiffany & Co.	18,194
632	Toll Brothers, Inc.(b)	17,456
951	TopBuild Corp.(b)	25,468
243	Tractor Supply Co.	21,459
612	Tribune Media Co., Class A	20,165
247	TripAdvisor, Inc., Class A(b)	16,490
382	Tupperware Brands Corp.	17,736
114	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	20,653
260	Under Armour, Inc., Class A(b)	22,212
930	Urban Outfitters, Inc.(b)	21,278
500	Vista Outdoor, Inc.(b)	24,105

Schedule of Investments(a)

182	Visteon Corp.	$12,172
2,002	Wendy’s Co. (The)	20,480
146	Whirlpool Corp.	19,621
351	Williams-Sonoma, Inc.	18,133
291	Wyndham Worldwide Corp.	18,886
321	Wynn Resorts Ltd.	21,616

		2,711,101

	Consumer Staples - 11.5%
5,383	Avon Products, Inc.	18,248
4,672	Blue Buffalo Pet Products, Inc.(b)	79,517
821	Brown-Forman Corp., Class B	80,327
1,342	Bunge Ltd.	83,217
1,575	Campbell Soup Co.	88,846
992	Church & Dwight Co., Inc.	83,328
649	Clorox Co. (The)	83,753
1,676	Coca-Cola Enterprises, Inc.	77,800
2,118	ConAgra Foods, Inc.	88,194
603	Constellation Brands, Inc., Class A	91,945
776	Coty, Inc., Class A	19,097
899	Dr Pepper Snapple Group, Inc.	84,362
1,102	Edgewell Personal Care Co.	81,559
2,465	Energizer Holdings, Inc.	78,979
3,821	Flowers Foods, Inc.	78,483
2,149	Hain Celestial Group, Inc. (The)(b)	78,181
1,566	Herbalife Ltd.(b)	72,365
939	Hershey Co. (The)	82,735
1,075	Hormel Foods Corp.	86,441
864	Ingredion, Inc.	87,022
689	JM Smucker Co. (The)	88,413
1,172	Kellogg Co.	86,072
940	Keurig Green Mountain, Inc.	83,895
989	McCormick & Co., Inc.	87,002
1,090	Mead Johnson Nutrition Co.	79,014
895	Molson Coors Brewing Co., Class B	80,980
550	Monster Beverage Corp.(b)	74,267
2,360	Nu Skin Enterprises, Inc., Class A	74,694
3,912	Pilgrim’s Pride Corp.(b)	86,768
2,038	Pinnacle Foods, Inc.	87,410
10,751	Rite Aid Corp.(b)	83,750
858	Spectrum Brands Holdings, Inc.	81,544
3,324	Sprouts Farmers Market, Inc.(b)	75,787
2,040	Sysco Corp.	81,212
1,555	Tyson Foods, Inc., Class A	82,975
2,224	WhiteWave Foods Co. (The)(b)	83,956
2,541	Whole Foods Market, Inc.	74,477

		2,916,615

	Energy - 9.8%
2,345	Antero Resources Corp.(b)(c)	63,714
3,199	Cabot Oil & Gas Corp.	66,379
18,048	California Resources Corp.	25,809
731	Cameron International Corp.(b)	47,998
1,201	Cheniere Energy, Inc.(b)	36,090
12,580	Chesapeake Energy Corp.	42,646
448	Cimarex Energy Co.	41,664
7,699	Cobalt International Energy, Inc.(b)	29,179
2,415	Columbia Pipeline Group, Inc.	44,798
434	Concho Resources, Inc.(b)	41,286
7,348	CONSOL Energy, Inc.	58,343
1,726	Continental Resources, Inc.(b)	36,436
1,172	CVR Energy, Inc.	41,043
21,063	Denbury Resources, Inc.	32,858
2,160	Diamond Offshore Drilling, Inc.	40,154
616	Diamondback Energy, Inc.(b)	46,539
782	Dril-Quip, Inc.(b)	45,857
946	Energen Corp.	33,365
2,939	Ensco PLC, Class A	28,743
979	EQT Corp.	60,443
1,541	FMC Technologies, Inc.(b)	38,756
2,874	Frank’s International NV	42,047
2,902	Golar LNG Ltd. (Bermuda)	54,035
2,289	Gulfport Energy Corp.(b)	67,640

861	Helmerich & Payne, Inc.	$43,739
913	Hess Corp.	38,803
1,151	HollyFrontier Corp.	40,251
8,590	Kosmos Energy Ltd.(b)	39,256
5,384	Laredo Petroleum, Inc.(b)	41,780
3,336	Marathon Oil Corp.	32,459
3,427	Memorial Resource Development Corp.(b)	54,524
2,092	Murphy Oil Corp.	41,024
5,202	Nabors Industries Ltd.	38,287
1,363	National Oilwell Varco, Inc.	44,352
1,345	Newfield Exploration Co.(b)	39,099
3,672	Noble Corp. PLC	28,605
1,439	Noble Energy, Inc.	46,580
1,222	Oceaneering International, Inc.	41,365
2,252	ONEOK, Inc.	56,097
3,036	Patterson-UTI Energy, Inc.	43,658
1,371	PBF Energy, Inc., Class A	47,971
326	Pioneer Natural Resources Co.	40,408
3,714	QEP Resources, Inc.	47,614
2,219	Range Resources Corp.	65,594
5,760	Rice Energy, Inc.(b)	67,219
2,461	Rowan Cos. PLC, Class A	31,132
3,599	RPC, Inc.	44,880
11,169	Seadrill Ltd. (United Kingdom)(b)(c)	23,120
2,047	SM Energy Co.	28,617
8,933	Southwestern Energy Co.(b)	79,414
3,301	Superior Energy Services, Inc.	34,033
1,706	Targa Resources Corp.	38,334
1,507	Teekay Corp. (Bermuda)	10,323
464	Tesoro Corp.	40,484
5,277	Weatherford International PLC(b)	35,567
4,083	Whiting Petroleum Corp.(b)	30,010
1,179	World Fuel Services Corp.	45,922
7,453	WPX Energy, Inc.(b)	40,395

		2,486,738

	Financials - 10.2%
98	Affiliated Managers Group, Inc.(b)	13,151
166	Alexandria Real Estate Equities, Inc. REIT	13,144
31	Alleghany Corp.(b)	14,815
418	Allied World Assurance Co. Holdings AG	15,295
798	Ally Financial, Inc.(b)	12,648
374	American Campus Communities, Inc. REIT	15,783
869	American Capital Agency Corp. REIT	14,834
209	American Financial Group, Inc.	14,835
920	American Homes 4 Rent, Class A REIT	13,791
146	American National Insurance Co.	14,188
140	Ameriprise Financial, Inc.	12,691
244	AmTrust Financial Services, Inc.	13,954
1,625	Annaly Capital Management, Inc. REIT	15,437
154	Aon PLC	13,526
386	Apartment Investment & Management Co., Class A REIT	15,112
725	Apple Hospitality REIT, Inc. REIT	13,260
213	Arch Capital Group Ltd. (Bermuda)(b)	14,388
341	Arthur J. Gallagher & Co.	12,835
432	Artisan Partners Asset Management, Inc., Class A	13,522
305	Aspen Insurance Holdings Ltd. (Bermuda)	14,186
774	Associated Banc-Corp.	13,584
182	Assurant, Inc.	14,798
588	Assured Guaranty Ltd.	13,983
84	AvalonBay Communities, Inc. REIT	14,405
267	Axis Capital Holdings Ltd.	14,394
233	Bank of Hawaii Corp.	13,964
400	BankUnited, Inc.	13,480
239	BOK Financial Corp.	11,952
117	Boston Properties, Inc. REIT	13,597
1,154	Brandywine Realty Trust REIT	14,806
594	Brixmor Property Group, Inc. REIT	15,812
459	Brown & Brown, Inc.	13,885
199	Camden Property Trust REIT	15,184

Schedule of Investments(a)

480	Care Capital Properties, Inc. REIT	$14,371
1,185	CBL & Associates Properties, Inc. REIT	12,739
221	CBOE Holdings, Inc.	14,723
418	CBRE Group, Inc., Class A(b)	11,691
1,135	Chimera Investment Corp. REIT	14,063
249	Cincinnati Financial Corp.	14,350
362	CIT Group, Inc.	10,625
560	Citizens Financial Group, Inc.	11,900
424	CNA Financial Corp.	14,089
641	Columbia Property Trust, Inc. REIT	14,275
346	Comerica, Inc.	11,868
342	Commerce Bancshares, Inc.	14,066
820	Communications Sales & Leasing, Inc. REIT(b)	15,752
689	Corporate Office Properties Trust REIT	15,365
597	Corrections Corp. of America REIT	17,200
71	Credit Acceptance Corp.(b)	12,706
173	Crown Castle International Corp. REIT	14,913
236	Cullen/Frost Bankers, Inc.	11,295
898	DDR Corp. REIT	15,365
211	Digital Realty Trust, Inc. REIT	16,897
495	Douglas Emmett, Inc. REIT	14,642
720	Duke Realty Corp. REIT	14,494
492	E*TRADE Financial Corp.(b)	11,591
353	East West Bancorp, Inc.	11,444
472	Eaton Vance Corp.	13,528
833	Empire State Realty Trust, Inc., Class A REIT	13,786
234	Endurance Specialty Holdings Ltd.	14,492
51	Equinix, Inc. REIT	15,839
554	Equity Commonwealth REIT(b)	14,897
234	Equity Lifestyle Properties, Inc. REIT	15,425
153	Erie Indemnity Co., Class A	14,705
63	Essex Property Trust, Inc. REIT	13,426
81	Everest Re Group Ltd.	14,494
171	Extra Space Storage, Inc. REIT	15,508
91	FactSet Research Systems, Inc.	13,714
102	Federal Realty Investment Trust REIT	15,385
517	Federated Investors, Inc., Class B	13,075
725	Fifth Third Bancorp	11,455
1,021	First Horizon National Corp.	12,997
1,392	First Niagara Financial Group, Inc.	13,628
220	First Republic Bank	14,960
449	FNF Group	14,539
703	Forest City Realty Trust, Inc., Class A REIT(b)	13,849
698	Four Corners Property Trust, Inc. REIT	11,796
570	Gaming and Leisure Properties, Inc. REIT	14,866
564	General Growth Properties, Inc. REIT	15,815
3,912	Genworth Financial, Inc., Class A(b)	10,875
182	Hanover Insurance Group, Inc. (The)	14,831
338	Hartford Financial Services Group, Inc. (The)	13,581
410	HCP, Inc. REIT	14,735
564	Healthcare Trust of America, Inc., Class A REIT	15,815
568	Hospitality Properties Trust REIT	13,399
937	Host Hotels & Resorts, Inc. REIT	12,977
132	Howard Hughes Corp. (The)(b)	12,544
1,324	Huntington Bancshares, Inc.	11,360
352	Interactive Brokers Group, Inc., Class A	11,359
59	Intercontinental Exchange, Inc.	15,564
474	Invesco Ltd.(d)	14,187
556	Iron Mountain, Inc. REIT	15,312
91	Jones Lang LaSalle, Inc.	12,806
1,132	KeyCorp	12,633
233	Kilroy Realty Corp. REIT	13,018
575	Kimco Realty Corp. REIT	15,634
362	Lamar Advertising Co., Class A REIT	20,312
333	Lazard Ltd., Class A	11,985
384	Legg Mason, Inc.	11,758

1,193	LendingClub Corp.(b)	$8,804
877	Leucadia National Corp.	14,523
467	Liberty Property Trust REIT	13,692
290	Lincoln National Corp.	11,443
397	Loews Corp.	14,693
340	LPL Financial Holdings, Inc.	10,343
120	M&T Bank Corp.	13,222
188	Macerich Co. (The) REIT	14,658
17	Markel Corp.(b)	14,288
156	McGraw Hill Financial, Inc.	13,263
312	Mercury General Corp.	14,486
2,280	MFA Financial, Inc. REIT	14,478
165	Mid-America Apartment Communities, Inc. REIT	15,480
151	Moody’s Corp.	13,460
184	Morningstar, Inc.	14,795
211	MSCI, Inc.	14,525
262	Nasdaq, Inc.	16,244
387	National Retail Properties, Inc. REIT	16,618
1,203	Navient Corp.	11,501
878	New York Community Bancorp, Inc.	13,591
205	Northern Trust Corp.	12,726
1,377	NorthStar Asset Management Group, Inc.	15,891
1,361	NorthStar Realty Europe Corp. REIT	12,848
943	NorthStar Realty Finance Corp. REIT	11,193
800	Old Republic International Corp.	14,464
441	OMEGA Healthcare Investors, Inc. REIT	13,984
349	OneMain Holdings, Inc.(b)	9,224
983	Outfront Media, Inc. REIT	21,380
333	PacWest Bancorp	12,224
851	Paramount Group, Inc. REIT	13,956
107	PartnerRe Ltd. (Bermuda)	15,023
911	People’s United Financial, Inc.	13,091
807	Piedmont Office Realty Trust, Inc., Class A REIT	14,938
315	Plum Creek Timber Co., Inc. REIT	12,761
543	Popular, Inc.	13,651
255	Post Properties, Inc. REIT	14,609
325	Principal Financial Group, Inc.	12,350
296	ProAssurance Corp.	14,836
480	Progressive Corp. (The)	15,000
358	Prologis, Inc. REIT	14,130
256	Raymond James Financial, Inc.	11,215
673	Rayonier, Inc. REIT	14,194
395	Realogy Holdings Corp.(b)	12,956
298	Realty Income Corp. REIT	16,625
223	Regency Centers Corp. REIT	16,143
1,522	Regions Financial Corp.	12,359
170	Reinsurance Group of America, Inc.	14,319
135	RenaissanceRe Holdings Ltd. (Bermuda)	15,208
1,025	Retail Properties of America, Inc., Class A REIT	15,898
944	Santander Consumer USA Holdings, Inc.(b)	9,865
286	SEI Investments Co.	11,223
1,048	Senior Housing Properties Trust REIT	15,175
96	Signature Bank(b)	13,377
132	SL Green Realty Corp. REIT	12,753
2,263	SLM Corp.(b)	14,483
1,499	Spirit Realty Capital, Inc. REIT	15,710
131	StanCorp Financial Group, Inc.	15,020
733	Starwood Property Trust, Inc. REIT	13,956
343	SunTrust Banks, Inc.	12,547
121	SVB Financial Group(b)	12,260
494	Synchrony Financial(b)	14,039
463	Synovus Financial Corp.	14,135
208	T. Rowe Price Group, Inc.	14,758
454	Tanger Factory Outlet Centers, Inc. REIT	14,523
202	Taubman Centers, Inc. REIT	14,350
1,036	TCF Financial Corp.	12,442
419	TD Ameritrade Holding Corp.	11,556
782	TFS Financial Corp.	13,646

Schedule of Investments(a)

257	Torchmark Corp.	$13,965
1,835	Two Harbors Investment Corp. REIT	13,946
406	UDR, Inc. REIT	14,450
439	Unum Group	12,573
323	Validus Holdings Ltd.	14,290
273	Ventas, Inc. REIT	15,102
1,858	VEREIT, Inc. REIT	14,325
151	Vornado Realty Trust REIT	13,357
400	Voya Financial, Inc.	12,232
274	W.R. Berkley Corp.	13,741
512	Waddell & Reed Financial, Inc., Class A	14,049
434	Weingarten Realty Investors REIT	15,142
230	Welltower, Inc. REIT	14,311
494	Weyerhaeuser Co. REIT	12,651
19	White Mountains Insurance Group Ltd.	13,549
248	WP Carey, Inc. REIT	14,446
1,413	WP GLIMCHER, Inc. REIT	12,830
388	XL Group PLC	14,069
533	Zions Bancorporation	12,088

		2,580,764

	Health Care - 10.9%
684	Acadia Healthcare Co., Inc.(b)	41,745
1,040	Agilent Technologies, Inc.	39,156
842	Agios Pharmaceuticals, Inc.(b)	35,549
1,214	Akorn, Inc.(b)	31,552
1,092	Alere, Inc.(b)	40,622
644	Align Technology, Inc.(b)	42,594
585	Alkermes PLC(b)	18,726
2,888	Allscripts Healthcare Solutions, Inc.(b)	39,797
480	Alnylam Pharmaceuticals, Inc.(b)	33,091
417	AmerisourceBergen Corp.	37,347
274	athenahealth, Inc.(b)	38,853
429	BioMarin Pharmaceutical, Inc.(b)	31,755
311	Bio-Rad Laboratories, Inc., Class A(b)	39,687
477	Bio-Techne Corp.	39,443
722	Bluebird Bio, Inc.(b)	29,862
2,274	Boston Scientific Corp.(b)	39,863
2,323	Brookdale Senior Living, Inc.(b)	37,818
1,838	Bruker Corp.(b)	41,043
231	C.R. Bard, Inc.	42,335
725	Centene Corp.(b)	44,993
702	Cerner Corp.(b)	40,723
540	Charles River Laboratories International, Inc.(b)	40,084
1,633	Community Health Systems, Inc.(b)	35,077
311	Cooper Cos., Inc. (The)	40,788
624	DaVita HealthCare Partners, Inc.(b)	41,883
708	DENTSPLY International, Inc.	41,694
536	DexCom, Inc.(b)	38,206
542	Edwards Lifesciences Corp.(b)	42,390
698	Endo International PLC(b)	38,718
1,764	Envision Healthcare Holdings, Inc.(b)	38,984
665	Health Net, Inc.(b)	44,036
277	Henry Schein, Inc.(b)	41,949
901	Hill-Rom Holdings, Inc.	44,041
1,102	Hologic, Inc.(b)	37,402
614	IDEXX Laboratories, Inc.(b)	43,066
1,241	IMS Health Holdings, Inc.(b)	28,692
370	Incyte Corp.(b)	26,107
1,694	Inovalon Holdings, Inc., Class A(b)	28,595
260	Intercept Pharmaceuticals, Inc.(b)	27,620
1,382	Intrexon Corp.(b)	40,271
81	Intuitive Surgical, Inc.(b)	43,809
753	Ionis Pharmaceuticals, Inc.(b)	29,314
307	Jazz Pharmaceuticals PLC(b)	39,523
908	Juno Therapeutics, Inc.(b)	25,043
346	Laboratory Corp. of America Holdings(b)	38,873
626	LifePoint Health, Inc.(b)	43,689
576	Mallinckrodt PLC(b)	33,460
1,012	Medivation, Inc.(b)	33,092
601	MEDNAX, Inc.(b)	41,745

82	Mettler-Toledo International, Inc.(b)	$25,654
4,360	OPKO Health, Inc.(b)	35,054
973	Patterson Cos., Inc.	41,314
826	PerkinElmer, Inc.	39,912
291	Perrigo Co. PLC	42,073
1,270	Premier, Inc., Class A(b)	40,564
575	Puma Biotechnology, Inc.(b)	24,000
1,598	QIAGEN NV(b)	36,291
619	Quest Diagnostics, Inc.	40,650
616	Quintiles Transnational Holdings, Inc.(b)	37,471
779	ResMed, Inc.	44,169
1,058	Seattle Genetics, Inc.(b)	34,893
395	Sirona Dental Systems, Inc.(b)	41,985
688	St. Jude Medical, Inc.	36,368
325	Teleflex, Inc.	44,099
1,547	Tenet Healthcare Corp.(b)	41,955
265	United Therapeutics Corp.(b)	32,643
360	Universal Health Services, Inc., Class B	40,550
540	Varian Medical Systems, Inc.(b)	41,650
783	VCA, Inc.(b)	40,144
1,551	Veeva Systems, Inc., Class A(b)	37,379
1,623	VWR Corp.(b)	39,699
209	Waters Corp.(b)	25,333
420	Zimmer Biomet Holdings, Inc.	41,689
903	Zoetis, Inc.	38,874

		2,779,118

	Industrials - 12.8%
349	A.O. Smith Corp.	24,378
216	Acuity Brands, Inc.	43,725
821	ADT Corp. (The)	24,285
922	AECOM(b)	25,300
599	AGCO Corp.	29,213
878	Air Lease Corp.	22,617
331	Alaska Air Group, Inc.	23,302
421	Allegion PLC	25,496
1,101	Allison Transmission Holdings, Inc.	26,193
53	AMERCO	19,432
517	AMETEK, Inc.	24,325
1,103	Armstrong World Industries, Inc.(b)	42,664
629	Avis Budget Group, Inc.(b)	16,524
662	B/E Aerospace, Inc.	26,778
1,344	Babcock & Wilcox Enterprises, Inc.(b)	27,754
876	BWX Technologies, Inc.	26,227
440	C.H. Robinson Worldwide, Inc.	28,499
311	Carlisle Cos., Inc.	26,024
694	Chicago Bridge & Iron Co. NV	26,941
305	Cintas Corp.	26,206
671	Clean Harbors, Inc.(b)	29,732
1,189	Colfax Corp.(b)	26,324
574	Copa Holdings SA, Class A (Panama)	27,035
712	Copart, Inc.(b)	23,859
1,850	Covanta Holding Corp.	26,159
595	Crane Co.	28,417
1,004	Donaldson Co., Inc.	28,293
444	Dover Corp.	25,952
145	Dun & Bradstreet Corp. (The)	14,271
136	Equifax, Inc.	14,389
592	Expeditors International of Washington, Inc.	26,711
1,266	Fastenal Co.	51,349
671	Flowserve Corp.	25,927
594	Fluor Corp.	26,665
382	Fortune Brands Home & Security, Inc.	18,561
676	GATX Corp.	27,702
538	Genesee & Wyoming, Inc., Class A(b)	26,674
401	Graco, Inc.	29,145
937	HD Supply Holdings, Inc.(b)	24,615
1,515	Hertz Global Holdings, Inc.(b)	13,756
1,108	Hexcel Corp.	45,849
291	Hubbell, Inc.	26,315
217	Huntington Ingalls Industries, Inc.	27,750

Schedule of Investments(a)

362	IDEX Corp.	$26,249
235	IHS, Inc., Class A(b)	24,586
962	Ingersoll-Rand PLC	49,514
778	ITT Corp.	25,246
378	J.B. Hunt Transport Services, Inc.	27,481
654	Jacobs Engineering Group, Inc.(b)	25,656
1,188	JetBlue Airways Corp.(b)	25,316
2,368	Joy Global, Inc.	23,609
374	Kansas City Southern	26,509
560	KAR Auction Services, Inc.	18,715
1,588	KBR, Inc.	22,645
1,331	Kennametal, Inc.	23,559
502	Kirby Corp.(b)	25,426
227	L-3 Communications Holdings, Inc.	26,523
492	Landstar System, Inc.	28,246
390	Lennox International, Inc.	46,730
531	Lincoln Electric Holdings, Inc.	28,270
414	Macquarie Infrastructure Corp.	27,763
1,927	Manitowoc Co., Inc. (The)	30,331
323	ManpowerGroup, Inc.	24,661
1,753	Masco Corp.	46,262
253	Middleby Corp. (The)(b)	22,861
485	MSC Industrial Direct Co., Inc., Class A	31,433
460	Nielsen Holdings PLC	22,154
427	Nordson Corp.	25,804
2,865	NOW, Inc.(b)	38,849
465	Old Dominion Freight Line, Inc.(b)	25,496
324	Orbital ATK, Inc.	29,235
696	Oshkosh Corp.	22,919
1,065	Owens Corning	49,192
576	PACCAR, Inc.	28,264
288	Parker-Hannifin Corp.	27,982
542	Pentair PLC (United Kingdom)	25,539
1,406	Pitney Bowes, Inc.	27,529
1,357	Quanta Services, Inc.(b)	25,376
1,843	R.R. Donnelley & Sons Co.	25,747
469	Regal Beloit Corp.	26,363
632	Republic Services, Inc.	27,618
593	Robert Half International, Inc.	25,956
267	Rockwell Automation, Inc.	25,517
310	Rockwell Collins, Inc.	25,073
1,060	Rollins, Inc.	29,203
147	Roper Technologies, Inc.	25,824
488	Ryder System, Inc.	25,947
163	Snap-on, Inc.	26,334
1,181	SolarCity Corp.(b)(c)	42,103
624	Southwest Airlines Co.	23,475
570	Spirit AeroSystems Holdings, Inc., Class A(b)	24,168
640	Spirit Airlines, Inc.(b)	26,752
3,084	SPX Corp.	28,681
1,033	SPX FLOW, Inc.(b)	24,627
256	Stanley Black & Decker, Inc.	24,151
229	Stericycle, Inc.(b)	27,560
1,508	Terex Corp.	33,779
666	Textron, Inc.	22,791
1,807	Timken Co. (The)	47,976
358	Toro Co. (The)	26,678
124	TransDigm Group, Inc.(b)	27,867
567	TransUnion(b)	14,028
1,144	Trinity Industries, Inc.	24,504
797	Triumph Group, Inc.	20,324
866	Tyco International PLC	29,782
476	United Continental Holdings, Inc.(b)	22,981
408	United Rentals, Inc.(b)	19,547
2,108	USG Corp.(b)	37,712
483	Valmont Industries, Inc.	51,483
357	Verisk Analytics, Inc.(b)	26,061
139	W.W. Grainger, Inc.	27,340
217	WABCO Holdings, Inc.(b)	19,454
393	Wabtec Corp.	25,132

504	Waste Connections, Inc.	$30,225
429	Watsco, Inc.	49,854
643	WESCO International, Inc.(b)	25,964
751	Xylem, Inc.	26,998

		3,252,842

	Information Technology - 12.6%
3,369	3D Systems Corp.(b)	26,986
821	Activision Blizzard, Inc.	28,587
614	Akamai Technologies, Inc.(b)	28,011
55	Alliance Data Systems Corp.(b)	10,988
569	Amdocs Ltd.	31,147
606	Amphenol Corp., Class A	30,039
559	Analog Devices, Inc.	30,108
346	ANSYS, Inc.(b)	30,514
1,712	Applied Materials, Inc.	30,217
442	Arista Networks, Inc.(b)	26,533
1,046	ARRIS International PLC(b)	26,642
571	Arrow Electronics, Inc.(b)	29,464
3,633	Atmel Corp.	29,282
520	Autodesk, Inc.(b)	24,346
712	Avnet, Inc.	28,423
939	Black Knight Financial Services, Inc., Class A(b)	28,330
935	Booz Allen Hamilton Holding Corp.	26,451
277	Broadridge Financial Solutions, Inc.	14,836
3,611	Brocade Communications Systems, Inc.	28,816
1,124	CA, Inc.	32,293
1,471	Cadence Design Systems, Inc.(b)	28,773
681	CDK Global, Inc.	29,998
733	CDW Corp.	28,184
403	Citrix Systems, Inc.(b)	28,395
919	Cognex Corp.	29,638
1,255	CommScope Holding, Inc.(b)	28,137
1,043	Computer Sciences Corp.	33,449
403	CoreLogic, Inc.(b)	14,387
136	CoStar Group, Inc.(b)	23,850
1,274	Cree, Inc.(b)	35,710
1,148	CSRA, Inc.	30,743
3,285	Cypress Semiconductor Corp.(b)	25,820
954	Dolby Laboratories, Inc., Class A	34,354
279	DST Systems, Inc.	29,409
854	EchoStar Corp., Class A(b)	30,001
439	Electronic Arts, Inc.(b)	28,335
323	F5 Networks, Inc.(b)	30,291
241	Fidelity National Information Services, Inc.	14,395
1,489	FireEye, Inc.(b)	20,980
929	First Data Corp., Class A(b)	12,421
790	First Solar, Inc.(b)	54,241
158	Fiserv, Inc.(b)	14,941
711	Fitbit, Inc., Class A(b)	11,803
105	FleetCor Technologies, Inc.(b)	12,898
950	FLIR Systems, Inc.	27,778
1,034	Fortinet, Inc.(b)	29,097
351	Gartner, Inc.(b)	30,849
1,121	Genpact Ltd.(b)	26,814
208	Global Payments, Inc.	12,262
966	GoDaddy, Inc., Class A(b)	29,453
383	Harris Corp.	33,310
520	IAC/InterActiveCorp.	27,009
1,005	Ingram Micro, Inc., Class A	28,341
324	Intuit, Inc.	30,945
352	IPG Photonics Corp.(b)	28,452
1,318	Jabil Circuit, Inc.	26,241
190	Jack Henry & Associates, Inc.	15,424
1,083	Juniper Networks, Inc.	25,559
972	Keysight Technologies, Inc.(b)	22,745
1,768	King Digital Entertainment PLC (Ireland)	31,700
461	KLA-Tencor Corp.	30,882
395	Lam Research Corp.	28,357
554	Leidos Holdings, Inc.	25,551
863	Lexmark International, Inc., Class A	24,345

Schedule of Investments(a)

721	Linear Technology Corp.	$30,808
138	LinkedIn Corp., Class A(b)	27,312
1,558	Lumentum Holdings, Inc.(b)	30,739
3,824	Marvell Technology Group Ltd. (Bermuda)	33,842
2,246	Match Group, Inc., Class A(b)	28,187
825	Maxim Integrated Products, Inc.	27,555
690	Microchip Technology, Inc.	30,919
457	Motorola Solutions, Inc.	30,514
937	National Instruments Corp.	26,705
1,189	NCR Corp.(b)	25,373
1,112	NetApp, Inc.	24,386
386	NetSuite, Inc.(b)	26,777
1,567	Nuance Communications, Inc.(b)	27,626
959	NVIDIA Corp.	28,089
3,077	ON Semiconductor Corp.(b)	26,339
170	Palo Alto Networks, Inc.(b)	25,413
1,624	Pandora Media, Inc.(b)	15,785
519	Paychex, Inc.	24,839
923	PTC, Inc.(b)	27,330
611	Qorvo, Inc.(b)	24,196
1,278	Rackspace Hosting, Inc.(b)	25,828
405	Red Hat, Inc.(b)	28,370
1,100	Sabre Corp.	28,171
420	SanDisk Corp.	29,694
369	ServiceNow, Inc.(b)	22,956
406	Skyworks Solutions, Inc.	27,982
553	SolarWinds, Inc.(b)	33,152
589	Solera Holdings, Inc.	31,959
590	Splunk, Inc.(b)	27,311
1,192	Square, Inc., Class A(b)(c)	10,454
469	SS&C Technologies Holdings, Inc.	30,152
9,542	SunEdison, Inc.(b)	29,866
1,935	SunPower Corp.(b)	49,226
1,566	Symantec Corp.	31,069
702	Synopsys, Inc.(b)	30,116
352	Tableau Software, Inc., Class A(b)	28,245
1,180	Teradata Corp.(b)	28,721
1,555	Teradyne, Inc.	30,214
267	Total System Services, Inc.	10,723
1,265	Trimble Navigation Ltd.(b)	24,402
1,326	Twitter, Inc.(b)	22,277
165	Ultimate Software Group, Inc. (The)(b)	28,979
295	Vantiv, Inc., Class A(b)	13,880
1,194	VeriFone Systems, Inc.(b)	27,928
350	VeriSign, Inc.(b)	26,460
5,473	Viavi Solutions, Inc.(b)	27,365
522	Western Digital Corp.	25,046
822	Western Union Co. (The)	14,665
168	WEX, Inc.(b)	12,198
399	Workday, Inc., Class A(b)	25,141
2,752	Xerox Corp.	26,832
659	Xilinx, Inc.	33,128
1,176	Yelp, Inc., Class A(b)	24,637
394	Zebra Technologies Corp., Class A(b)	23,798
566	Zillow Group, Inc., Class A(b)	12,265
605	Zillow Group, Inc., Class C(b)	12,403
12,304	Zynga, Inc., Class A(b)	30,268

		3,196,895

	Materials - 8.6%
370	Airgas, Inc.	51,800
1,053	Albemarle Corp.	55,430
5,530	Alcoa, Inc.	40,314
4,690	Allegheny Technologies, Inc.	43,992
690	AptarGroup, Inc.	50,301
491	Ashland, Inc.	46,527
428	Avery Dennison Corp.	26,061
1,894	Axalta Coating Systems Ltd.(b)	45,096
709	Ball Corp.	47,382
1,130	Bemis Co., Inc.	54,093
1,238	Cabot Corp.	49,941
758	Celanese Corp., Series A	48,262

1,237	CF Industries Holdings, Inc.	$37,110
671	Compass Minerals International, Inc.	50,224
1,024	Crown Holdings, Inc.(b)	46,981
1,341	Domtar Corp.	43,247
837	Eagle Materials, Inc.	44,813
750	Eastman Chemical Co.	45,907
1,331	FMC Corp.	47,543
7,745	Freeport-McMoRan, Inc.	35,627
3,939	Graphic Packaging Holding Co.	44,747
5,062	Huntsman Corp.	43,685
434	International Flavors & Fragrances, Inc.	50,761
1,323	International Paper Co.	45,260
348	Martin Marietta Materials, Inc.	43,702
1,713	Mosaic Co. (The)	41,283
134	NewMarket Corp.	50,822
2,745	Newmont Mining Corp.	54,790
1,255	Nucor Corp.	49,033
2,915	Owens-Illinois, Inc.(b)	37,720
785	Packaging Corp. of America	39,902
4,738	Platform Specialty Products Corp.(b)	36,151
897	Reliance Steel & Aluminum Co.	51,075
1,425	Royal Gold, Inc.	42,451
1,138	RPM International, Inc.	44,667
766	Scotts Miracle-Gro Co. (The), Class A	52,609
1,181	Sealed Air Corp.	47,866
192	Sherwin-Williams Co. (The)	49,089
933	Silgan Holdings, Inc.	49,328
1,209	Sonoco Products Co.	47,768
2,977	Steel Dynamics, Inc.	54,628
6,001	Tahoe Resources, Inc.	46,508
5,955	United States Steel Corp.(c)	41,685
612	Valspar Corp. (The)	47,938
528	Vulcan Materials Co.	46,570
533	W.R. Grace & Co.(b)	43,354
934	Westlake Chemical Corp.	42,478
1,158	WestRock Co.	40,854

		2,197,375

	Telecommunication Services - 1.9%
2,710	CenturyLink, Inc.	68,888
15,219	Frontier Communications Corp.	69,247
1,345	Level 3 Communications, Inc.(b)	65,649
307	SBA Communications Corp., Class A(b)	30,479
19,189	Sprint Corp.(b)	57,951
2,612	Telephone & Data Systems, Inc.	60,572
1,711	United States Cellular Corp.(b)	64,402
2,538	Zayo Group Holdings, Inc.(b)	63,501

		480,689

	Utilities - 11.0%
7,422	AES Corp. (The)	70,509
1,088	AGL Resources, Inc.	69,153
1,158	Alliant Energy Corp.	75,664
1,637	Ameren Corp.	73,534
1,201	American Water Works Co., Inc.	77,957
2,339	Aqua America, Inc.	73,749
1,115	Atmos Energy Corp.	77,180
995	Avangrid, Inc.(b)	38,258
5,516	Calpine Corp.(b)	84,450
4,065	CenterPoint Energy, Inc.	72,642
1,950	CMS Energy Corp.	75,816
1,096	Consolidated Edison, Inc.	76,051
867	DTE Energy Co.	73,704
1,152	Edison International	71,194
1,053	Entergy Corp.	74,321
1,381	Eversource Energy	74,298
2,205	FirstEnergy Corp.	72,897
2,599	Great Plains Energy, Inc.	72,460
2,427	Hawaiian Electric Industries, Inc.	72,616
1,826	ITC Holdings Corp.	72,857
4,121	MDU Resources Group, Inc.	69,562
1,771	National Fuel Gas Co.	80,279
3,671	NiSource, Inc.	77,128

Schedule of Investments(a)

7,388	NRG Energy, Inc.	$78,608
2,758	OGE Energy Corp.	72,342
2,616	Pepco Holdings, Inc.	69,795
1,107	Pinnacle West Capital Corp.	73,405
2,064	PPL Corp.	72,364
1,850	Public Service Enterprise Group, Inc.	76,405
3,644	Questar Corp.	74,301
1,158	SCANA Corp.	72,896
741	Sempra Energy	70,210
2,562	TECO Energy, Inc.	69,481
3,816	TerraForm Power, Inc., Class A	37,817
2,123	UGI Corp.	72,182
1,687	Vectren Corp.	70,584
1,376	WEC Energy Group, Inc.	75,996
1,666	Westar Energy, Inc.	72,571
1,931	Xcel Energy, Inc.	73,803

		2,809,039

	Total Common Stocks and Other Equity Interests (Cost $30,720,812)	25,411,176

	Money Market Fund - 0.1%
34,221	Invesco Premier Portfolio – Institutional Class, 0.34%(e) (Cost $34,221)	34,221

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $30,755,033)-100.1%	25,445,397

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
194,626	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(e)(f) (Cost $194,626)	194,626

	Total Investments (Cost $30,949,659)(g)-100.9%	25,640,023
	Other assets less liabilities-(0.9)%	(219,527)

	Net Assets-100.0%	$25,420,496

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2016.

Schedule of Investments(a)

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2016	Dividend Income
Invesco Ltd.	$423,478	$301,628	$(696,212)	$(91,431)	$76,724	$ 14,187	$2,873

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned
(g)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,993,539. The net unrealized depreciation was $5,353,516, which consisted of aggregate gross unrealized appreciation of $852,545 and aggregate gross unrealized depreciation of $6,206,061.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 26.1%
3,901	Advance Auto Parts, Inc.	$593,147
6,015	CarMax, Inc.(b)	265,743
5,607	Carter’s, Inc.	545,113
2,095	Chipotle Mexican Grill, Inc.(b)	948,972
12,922	Dollar Tree, Inc.(b)	1,050,817
8,732	Expedia, Inc., Class A	882,281
4,025	Extended Stay America, Inc.	51,560
10,513	GoPro, Inc., Class A(b)(c)	120,374
47,564	Groupon, Inc., Class A(b)	129,374
8,594	Hilton Worldwide Holdings, Inc.	153,059
22,507	Lions Gate Entertainment Corp.	588,558
11,404	Lululemon Athletica, Inc.(b)	707,846
1,431	Marriott International, Inc., Class A	87,692
2,403	Nordstrom, Inc.	117,987
577	NVR, Inc.(b)	952,627
4,293	O’Reilly Automotive, Inc.(b)	1,120,044
7,801	Polaris Industries, Inc.	576,026
6,971	Ross Stores, Inc.	392,188
12,216	Scripps Networks Interactive, Inc., Class A	744,810
24,496	Six Flags Entertainment Corp.	1,231,414
18,985	Tempur Sealy International, Inc.(b)	1,145,555
9,889	Tractor Supply Co.	873,298
10,115	TripAdvisor, Inc., Class A(b)	675,277
7,971	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,444,106
14,869	Under Armour, Inc., Class A(b)	1,270,259
1,234	Williams-Sonoma, Inc.	63,748
1,851	Wyndham Worldwide Corp.	120,130

		16,852,005

	Consumer Staples - 2.3%
1,546	Hain Celestial Group, Inc. (The)(b)	56,244
809	Mead Johnson Nutrition Co.	58,644
7,405	Monster Beverage Corp.(b)	999,897
17,370	Sprouts Farmers Market, Inc.(b)	396,036

		1,510,821

	Energy - 0.9%
37,503	Memorial Resource Development Corp.(b)	596,673

	Financials - 6.3%
1,968	Affiliated Managers Group, Inc.(b)	264,086
21,896	CBRE Group, Inc., Class A(b)	612,431
1,721	Credit Acceptance Corp.(b)	307,990
1,554	Crown Castle International Corp. REIT	133,955
646	Eaton Vance Corp.	18,514
3,772	Equinix, Inc. REIT	1,171,470
5,476	Extra Space Storage, Inc. REIT	496,618
107	FactSet Research Systems, Inc.	16,125
33,942	LendingClub Corp.(b)	250,492
250	Moody’s Corp.	22,285
890	MSCI, Inc.	61,268
30,601	NorthStar Asset Management Group, Inc.	353,135
6,603	SEI Investments Co.	259,102
3,040	Tanger Factory Outlet Centers, Inc. REIT	97,250

		4,064,721

	Health Care - 17.7%
2,473	Agios Pharmaceuticals, Inc.(b)	104,410
28,212	Akorn, Inc.(b)	733,230
14,228	Align Technology, Inc.(b)	941,040
7,716	AmerisourceBergen Corp.	691,045

1,608	Bluebird Bio, Inc.(b)	$66,507
10,814	Centene Corp.(b)	671,117
17,671	Cerner Corp.(b)	1,025,095
4,814	DexCom, Inc.(b)	343,142
13,550	Edwards Lifesciences Corp.(b)	1,059,745
2,665	Envision Healthcare Holdings, Inc.(b)	58,896
1,928	IDEXX Laboratories, Inc.(b)	135,230
2,564	IMS Health Holdings, Inc.(b)	59,280
4,333	Incyte Corp.(b)	305,736
1,521	Inovalon Holdings, Inc., Class A(b)	25,674
1,236	Intercept Pharmaceuticals, Inc.(b)	131,300
5,593	Intrexon Corp.(b)	162,980
134	Intuitive Surgical, Inc.(b)	72,474
3,789	Ionis Pharmaceuticals, Inc.(b)	147,506
6,921	Jazz Pharmaceuticals PLC(b)	891,010
5,937	Juno Therapeutics, Inc.(b)	163,742
3,738	Medivation, Inc.(b)	122,233
1,667	Mettler-Toledo International, Inc.(b)	521,521
37,391	OPKO Health, Inc.(b)	300,624
1,649	Puma Biotechnology, Inc.(b)	68,829
13,873	Seattle Genetics, Inc.(b)	457,531
21,291	Tenet Healthcare Corp.(b)	577,412
6,759	United Therapeutics Corp.(b)	832,574
32,937	Veeva Systems, Inc., Class A(b)	793,782

		11,463,665

	Industrials - 12.2%
3,128	Acuity Brands, Inc.	633,201
11,662	Avis Budget Group, Inc.(b)	306,361
1,800	B/E Aerospace, Inc.	72,810
2,061	C.H. Robinson Worldwide, Inc.	133,491
4,583	Cintas Corp.	393,771
12,989	Fastenal Co.	526,834
6,141	J.B. Hunt Transport Services, Inc.	446,451
2,547	Landstar System, Inc.	146,223
9,049	Middleby Corp. (The)(b)	817,668
6,620	Nordson Corp.	400,046
1,360	Old Dominion Freight Line, Inc.(b)	74,569
14,809	Robert Half International, Inc.	648,190
5,364	Spirit Airlines, Inc.(b)	224,215
6,594	Stericycle, Inc.(b)	793,588
4,980	Toro Co. (The)	371,110
7,009	United Rentals, Inc.(b)	335,801
11,137	Verisk Analytics, Inc.(b)	813,001
3,419	WABCO Holdings, Inc.(b)	306,513
1,607	Wabtec Corp.	102,768
2,802	Watsco, Inc.	325,620

		7,872,231

	Information Technology - 31.9%
2,365	Alliance Data Systems Corp.(b)	472,503
8,697	Amphenol Corp., Class A	431,110
11,334	Arista Networks, Inc.(b)	680,380
5,587	CDK Global, Inc.	246,107
13,146	CDW Corp.	505,464
3,462	Citrix Systems, Inc.(b)	243,933
16,679	Cognex Corp.	537,898
1,991	CoStar Group, Inc.(b)	349,162
7,819	F5 Networks, Inc.(b)	733,266
3,414	FireEye, Inc.(b)	48,103
3,721	Fiserv, Inc.(b)	351,858
7,987	FleetCor Technologies, Inc.(b)	981,123
29,108	Fortinet, Inc.(b)	819,099
6,030	Gartner, Inc.(b)	529,977
19,455	Global Payments, Inc.	1,146,872
10,953	GoDaddy, Inc., Class A(b)	333,957
5,879	IPG Photonics Corp.(b)	475,200
2,483	Jack Henry & Associates, Inc.	201,570
4,018	LinkedIn Corp., Class A(b)	795,202
8,320	Microchip Technology, Inc.	372,819
13,895	NetSuite, Inc.(b)	963,896
5,294	Palo Alto Networks, Inc.(b)	791,400
23,256	Rackspace Hosting, Inc.(b)	470,004

Schedule of Investments(a)

14,759	Red Hat, Inc.(b)	$1,033,868
32,704	Sabre Corp.	837,549
3,007	ServiceNow, Inc.(b)	187,065
11,055	Skyworks Solutions, Inc.	761,911
18,862	SolarWinds, Inc.(b)	1,130,777
9,440	Solera Holdings, Inc.	512,214
3,416	Splunk, Inc.(b)	158,127
3,795	Tableau Software, Inc., Class A(b)	304,511
20,550	Twitter, Inc.(b)	345,240
7,635	Ultimate Software Group, Inc. (The)(b)	1,340,935
10,952	Vantiv, Inc., Class A(b)	515,292
9,300	VeriFone Systems, Inc.(b)	217,527
2,917	Workday, Inc., Class A(b)	183,800
2,064	Yelp, Inc., Class A(b)	43,241
9,498	Zebra Technologies Corp., Class A(b)	573,679

		20,626,639

	Materials - 2.6%
10,059	Axalta Coating Systems Ltd.(b)	239,505
5,001	Eagle Materials, Inc.	267,753
3,725	Sealed Air Corp.	150,974
1,807	Sherwin-Williams Co. (The)	461,996
6,751	Valspar Corp. (The)	528,806

		1,649,034

	Total Common Stocks and Other Equity Interests (Cost $76,333,221)	64,635,789

	Money Market Fund - 0.2%
107,361	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $107,361)	107,361

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $76,440,582)-100.2%	64,743,150

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
92,070	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $92,070)	92,070

	Total Investments (Cost $76,532,652)(f)-100.3%	64,835,220
	Other assets less liabilities-(0.3)%	(170,479)

	Net Assets-100.0%	$64,664,741

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $76,809,279. The net unrealized depreciation was $11,974,059, which consisted of aggregate gross unrealized appreciation of $3,301,049 and aggregate gross unrealized depreciation of $15,275,108.

The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly–owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT*	$347,563	$262,856	$(620,868)	$44,014	$(33,565)	$-	$-

*	At January 31, 2016, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 2.4%
17	Cable One, Inc.	$7,310
17	Graham Holdings Co., Class B	8,240
17,242	J.C. Penney Co., Inc.(b)(c)	125,177
2,786	John Wiley & Sons, Inc., Class A	116,455
38,659	Staples, Inc.	344,838
5,123	Tribune Media Co., Class A	168,803
16,015	Wendy’s Co. (The)	163,833

		934,656

	Consumer Staples - 1.3%
5,777	Molson Coors Brewing Co., Class B	522,703

	Energy - 8.3%
7,632	California Resources Corp.	10,914
4,798	Cheniere Energy, Inc.(c)	144,180
3,996	Columbia Pipeline Group, Inc.	74,126
18,969	CONSOL Energy, Inc.(b)	150,614
21,682	Diamond Offshore Drilling, Inc.(b)	403,068
5,122	Energen Corp.	180,653
5,010	EP Energy Corp., Class A(b)(c)	18,737
11,241	Golar LNG Ltd. (Bermuda)(b)	209,307
9,870	Hess Corp.	419,475
4,251	Laredo Petroleum, Inc.(c)	32,988
23,101	Marathon Oil Corp.	224,773
10,969	Murphy Oil Corp.	215,102
16,788	Newfield Exploration Co.(c)	488,027
40,565	Noble Corp. PLC(b)	316,001
17,440	QEP Resources, Inc.	223,581
44,425	Seadrill Ltd. (United Kingdom)(b)(c)	91,960
1,717	Southwestern Energy Co.(b)(c)	15,264
3,549	Weatherford International PLC(c)	23,920
5,176	WPX Energy, Inc.(c)	28,054

		3,270,744

	Financials - 43.5%
158	Alexandria Real Estate Equities, Inc. REIT	12,510
21,739	American Capital Agency Corp. REIT	371,085
24,234	American Homes 4 Rent, Class A REIT	363,268
390	American National Insurance Co.	37,900
50,921	Annaly Capital Management, Inc. REIT	483,749
457	Arch Capital Group Ltd. (Bermuda)(c)	30,870
6,780	Associated Banc-Corp.	118,989
223	AvalonBay Communities, Inc. REIT	38,242
1,057	Bank of Hawaii Corp.	63,346
6,509	BOK Financial Corp.(b)	325,515
13,003	Brandywine Realty Trust REIT	166,828
1,143	Camden Property Trust REIT	87,211
19,619	CBL & Associates Properties, Inc. REIT	210,904
8,904	Cincinnati Financial Corp.	513,137
9,560	CIT Group, Inc.	280,586
8,338	CNA Financial Corp.	277,072
10,150	Comerica, Inc.	348,145
7,910	Commerce Bancshares, Inc.	325,338
2,587	Corrections Corp. of America REIT	74,531
2,589	Cullen/Frost Bankers, Inc.	123,910
19,846	DDR Corp. REIT	339,565
15,262	Duke Realty Corp. REIT	307,224
2,449	E*TRADE Financial Corp.(c)	57,698
2,231	East West Bancorp, Inc.	72,329
6,396	Endurance Specialty Holdings Ltd.	396,104
13,468	Equity Commonwealth REIT(c)	362,154

25,035	Fifth Third Bancorp	$395,553
23,698	First Horizon National Corp.	301,676
27,683	First Niagara Financial Group, Inc.	271,017
28,123	Genworth Financial, Inc., Class A(c)	78,182
387	Hartford Financial Services Group, Inc. (The)	15,550
4,208	HCP, Inc. REIT	151,236
17,272	Host Hotels & Resorts, Inc. REIT	239,217
7,274	Liberty Property Trust REIT	213,274
9,735	Loews Corp.	360,292
6,720	M&T Bank Corp.	740,410
347	Macerich Co. (The) REIT	27,056
6,044	Mercury General Corp.	280,623
22,318	MFA Financial, Inc. REIT	141,719
1,280	Mid-America Apartment Communities, Inc. REIT	120,090
9,945	National Retail Properties, Inc. REIT	427,038
6,769	Navient Corp.	64,712
27,619	New York Community Bancorp, Inc.	427,542
4,541	NorthStar Realty Europe Corp. REIT	42,867
13,604	NorthStar Realty Finance Corp. REIT	161,479
10,487	Paramount Group, Inc. REIT	171,987
4,853	Popular, Inc.	122,004
4,794	Principal Financial Group, Inc.	182,172
9,427	ProAssurance Corp.	472,481
12,088	Prologis, Inc. REIT	477,113
12,476	Rayonier, Inc. REIT	263,119
7,487	Realty Income Corp. REIT	417,700
33,846	Regions Financial Corp.	274,830
664	Reinsurance Group of America, Inc.	55,929
3,891	RenaissanceRe Holdings Ltd. (Bermuda)	438,321
11,758	Retail Properties of America, Inc., Class A REIT	182,367
3,698	SL Green Realty Corp. REIT	357,264
5,683	StanCorp Financial Group, Inc.	651,613
16,306	Starwood Property Trust, Inc. REIT	310,466
9,706	SunTrust Banks, Inc.	355,045
6,601	UDR, Inc. REIT	234,930
6,744	Unum Group	193,148
4,707	Validus Holdings Ltd.	208,238
17,408	VEREIT, Inc. REIT	134,216
817	White Mountains Insurance Group Ltd.	582,595
4,356	WP Carey, Inc. REIT	253,737
9,503	WP GLIMCHER, Inc. REIT	86,287
4,865	XL Group PLC	176,405
7,473	Zions Bancorporation	169,488

		17,019,198

	Health Care - 0.8%
2,545	Bio-Rad Laboratories, Inc., Class A(c)	324,768

	Industrials - 6.4%
2,582	ADT Corp. (The)	76,376
2,873	AGCO Corp.	140,116
9,359	Jacobs Engineering Group, Inc.(c)	367,154
14,086	Joy Global, Inc.(b)	140,437
3,048	L-3 Communications Holdings, Inc.	356,128
1,420	ManpowerGroup, Inc.	108,417
8,504	Orbital ATK, Inc.	767,316
2,078	Oshkosh Corp.	68,429
5,946	Republic Services, Inc.	259,840
6,216	SPX Corp.	57,809
6,216	SPX FLOW, Inc.(c)	148,189
835	Timken Co. (The)	22,169

		2,512,380

	Information Technology - 5.3%
12,216	Brocade Communications Systems, Inc.	97,484
7,673	CA, Inc.	220,445
5,864	Dolby Laboratories, Inc., Class A	211,163
11,754	First Solar, Inc.(c)	807,030
11,374	Lexmark International, Inc., Class A	320,860
5,063	Marvell Technology Group Ltd. (Bermuda)	44,807

Schedule of Investments(a)

36,784	Xerox Corp.	$358,644

		2,060,433

	Materials - 3.9%
6,222	Albemarle Corp.	327,526
2,605	Allegheny Technologies, Inc.	24,435
8,065	Cabot Corp.	325,342
9,562	Domtar Corp.	308,374
9,878	Freeport-McMoRan, Inc.(b)	45,439
16,306	Newmont Mining Corp.	325,468
24,948	United States Steel Corp.(b)	174,636

		1,531,220

	Telecommunication Services - 2.7%
1,039	CenturyLink, Inc.	26,411
78,499	Frontier Communications Corp.(b)	357,171
20,640	Sprint Corp.(b)(c)	62,333
9,654	Telephone & Data Systems, Inc.	223,876
9,839	United States Cellular Corp.(c)	370,340

		1,040,131

	Utilities - 25.3%
12,698	AES Corp. (The)	120,631
1,331	AGL Resources, Inc.	84,598
2,982	Alliant Energy Corp.	194,844
10,824	Ameren Corp.	486,214
6,673	Atmos Energy Corp.	461,905
20,710	CenterPoint Energy, Inc.	370,088
3,747	CMS Energy Corp.	145,683
8,287	Consolidated Edison, Inc.	575,035
5,835	DTE Energy Co.	496,033
8,770	Edison International	541,986
4,448	Entergy Corp.	313,940
8,598	Eversource Energy	462,572
14,146	FirstEnergy Corp.	467,667
7,708	Great Plains Energy, Inc.	214,899
11,802	Hawaiian Electric Industries, Inc.	353,116
10,308	MDU Resources Group, Inc.	173,999
5,347	National Fuel Gas Co.	242,380
3,996	NiSource, Inc.	83,956
6,217	OGE Energy Corp.	163,072
15,932	Pepco Holdings, Inc.	425,066
8,062	Pinnacle West Capital Corp.	534,591
8,606	PPL Corp.	301,726
7,902	Public Service Enterprise Group, Inc.	326,353
9,277	SCANA Corp.	583,987
56	Sempra Energy	5,306
19,350	TECO Energy, Inc.	524,772
268	UGI Corp.	9,112
8,413	WEC Energy Group, Inc.	464,650
5,798	Westar Energy, Inc.	252,561
13,846	Xcel Energy, Inc.	529,194

		9,909,936

	Total Common Stocks and Other Equity Interests (Cost $45,169,729)	39,126,169

	Money Market Fund - 0.2%
64,494	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $64,494)	64,494

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $45,234,223)-100.1%	39,190,663

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.5%
1,770,693	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $1,770,693)	1,770,693

Total Investments (Cost $47,004,916)(f)-104.6%	$40,961,356
Other assets less liabilities-(4.6)%	(1,813,337)

Net Assets-100.0%	$39,148,019

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,283,639. The net unrealized depreciation was $6,322,283, which consisted of aggregate gross unrealized appreciation of $2,568,680 and aggregate gross unrealized depreciation of $8,890,963.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.2%
266	Amazon.com, Inc.(b)	$156,142
3,357	Carnival Corp.	161,572
3,739	CBS Corp., Class B	177,602
3,032	Comcast Corp., Class A	168,913
3,014	DISH Network Corp., Class A(b)	145,486
12,624	Ford Motor Co.	150,730
5,069	General Motors Co.	150,245
1,334	Home Depot, Inc. (The)	167,764
4,446	Johnson Controls, Inc.	159,478
4,220	Las Vegas Sands Corp.	190,322
2,338	Lowe’s Cos., Inc.	167,541
1,497	McDonald’s Corp.	185,299
1,476	Netflix, Inc.(b)	135,556
2,723	NIKE, Inc., Class B	168,853
132	Priceline Group, Inc. (The)(b)	140,576
2,919	Starbucks Corp.	177,388
2,399	Target Corp.	173,736
792	Tesla Motors, Inc.(b)	151,430
4,522	Thomson Reuters Corp.	169,123
967	Time Warner Cable, Inc.	176,004
2,706	Time Warner, Inc.	190,611
2,485	TJX Cos., Inc. (The)	177,031
6,406	Twenty-First Century Fox, Inc., Class A	172,770
6,231	Twenty-First Century Fox, Inc., Class B	168,860
2,792	VF Corp.	174,779
4,273	Viacom, Inc., Class B	195,020
1,561	Walt Disney Co. (The)	149,575
2,411	Yum! Brands, Inc.	174,484

		4,676,890

	Consumer Staples - 9.7%
3,054	Altria Group, Inc.	186,630
5,023	Archer-Daniels-Midland Co.	177,563
4,065	Coca-Cola Co. (The)	174,470
2,623	Colgate-Palmolive Co.	177,131
1,086	Costco Wholesale Corp.	164,116
1,891	CVS Health Corp.	182,652
2,002	Estee Lauder Cos., Inc. (The), Class A	170,670
2,991	General Mills, Inc.	169,021
1,407	Kimberly-Clark Corp.	180,687
2,432	Kraft Heinz Co. (The)	189,842
4,138	Kroger Co. (The)	160,596
3,978	Mondelez International, Inc., Class A	171,452
1,762	PepsiCo, Inc.	174,966
1,993	Philip Morris International, Inc.	179,390
2,198	Procter & Gamble Co. (The)	179,555
3,886	Reynolds American, Inc.	194,106
2,132	Walgreens Boots Alliance, Inc.	169,963
2,936	Wal-Mart Stores, Inc.	194,833

		3,197,643

	Energy - 8.4%
3,588	Anadarko Petroleum Corp.	140,255
3,868	Apache Corp.	164,545
3,766	Baker Hughes, Inc.	163,859
1,888	Chevron Corp.	163,255
3,463	ConocoPhillips	135,334
5,494	Devon Energy Corp.	153,283
2,265	EOG Resources, Inc.	160,860
2,204	Exxon Mobil Corp.	171,581
4,720	Halliburton Co.	150,049

11,054	Kinder Morgan, Inc.	$181,838
3,562	Marathon Petroleum Corp.	148,856
2,558	Occidental Petroleum Corp.	176,067
2,141	Phillips 66	171,601
2,437	Schlumberger Ltd.	176,122
7,544	Spectra Energy Corp.	207,083
2,563	Valero Energy Corp.	173,951
6,776	Williams Cos., Inc. (The)	130,777

		2,769,316

	Financials - 15.2%
2,874	Aflac, Inc.	166,577
2,793	Allstate Corp. (The)	169,256
2,496	American Express Co.	133,536
2,921	American International Group, Inc.	164,978
1,831	American Tower Corp. REIT	172,737
10,052	Bank of America Corp.	142,135
4,165	Bank of New York Mellon Corp. (The)	150,856
4,647	BB&T Corp.	151,771
1,298	Berkshire Hathaway, Inc., Class B(b)	168,441
531	BlackRock, Inc.	166,872
2,323	Capital One Financial Corp.	152,435
5,277	Charles Schwab Corp. (The)	134,722
2,313	Chubb Ltd.	261,531
3,334	Citigroup, Inc.	141,962
1,840	CME Group, Inc., Class A	165,324
3,250	Discover Financial Services	148,817
2,207	Equity Residential REIT	170,138
4,918	Franklin Resources, Inc.	170,458
962	Goldman Sachs Group, Inc. (The)	155,421
2,649	JPMorgan Chase & Co.	157,615
3,103	Marsh & McLennan Cos., Inc.	165,483
3,681	MetLife, Inc.	164,357
5,332	Morgan Stanley	137,992
1,846	PNC Financial Services Group, Inc. (The)	159,956
2,108	Prudential Financial, Inc.	147,729
709	Public Storage REIT	179,774
923	Simon Property Group, Inc. REIT	171,936
2,598	State Street Corp.	144,787
1,547	Travelers Cos., Inc. (The)	165,591
4,010	U.S. Bancorp	160,641
3,189	Wells Fargo & Co.	160,183

		5,004,011

	Health Care - 15.7%
3,841	Abbott Laboratories	145,382
3,105	AbbVie, Inc.	170,465
1,636	Aetna, Inc.	166,610
940	Alexion Pharmaceuticals, Inc.(b)	137,174
575	Allergan PLC(b)	163,547
1,077	Amgen, Inc.	164,490
1,297	Anthem, Inc.	169,246
4,720	Baxalta, Inc.	188,847
4,699	Baxter International, Inc.	171,983
1,142	Becton, Dickinson and Co.	166,013
606	Biogen, Inc.(b)	165,474
2,494	Bristol-Myers Squibb Co.	155,027
2,020	Cardinal Health, Inc.	164,367
1,548	Celgene Corp.(b)	155,295
1,245	Cigna Corp.	166,332
2,047	Eli Lilly & Co.	161,918
2,016	Express Scripts Holding Co.(b)	144,890
1,717	Gilead Sciences, Inc.	142,511
2,667	HCA Holdings, Inc.(b)	185,570
997	Humana, Inc.	162,302
940	Illumina, Inc.(b)	148,473
1,682	Johnson & Johnson	175,668
936	McKesson Corp.	150,677
2,271	Medtronic PLC	172,414
3,310	Merck & Co., Inc.	167,718
3,243	Mylan NV(b)	170,874
5,428	Pfizer, Inc.	165,500
315	Regeneron Pharmaceuticals, Inc.(b)	132,328

Schedule of Investments(a)

1,894	Stryker Corp.	$187,790
1,274	Thermo Fisher Scientific, Inc.	168,245
1,489	UnitedHealth Group, Inc.	171,473
1,493	Vertex Pharmaceuticals, Inc.(b)	135,490

		5,194,093

	Industrials - 12.1%
1,182	3M Co.	178,482
4,111	American Airlines Group, Inc.	160,288
1,195	Boeing Co. (The)	143,555
2,623	Caterpillar, Inc.	163,255
6,660	CSX Corp.	153,313
2,010	Cummins, Inc.	180,679
1,892	Danaher Corp.	163,942
2,267	Deere & Co.	174,582
3,423	Delta Air Lines, Inc.	151,605
3,462	Eaton Corp. PLC	174,866
3,872	Emerson Electric Co.	178,034
1,210	FedEx Corp.	160,785
1,268	General Dynamics Corp.	169,620
5,775	General Electric Co.	168,052
1,778	Honeywell International, Inc.	183,490
1,898	Illinois Tool Works, Inc.	170,953
815	Lockheed Martin Corp.	171,965
1,924	Norfolk Southern Corp.	135,642
932	Northrop Grumman Corp.	172,476
1,380	Raytheon Co.	176,971
2,292	Union Pacific Corp.	165,024
1,770	United Parcel Service, Inc., Class B	164,964
1,878	United Technologies Corp.	164,682
3,283	Waste Management, Inc.	173,835

		4,001,060

	Information Technology - 14.1%
1,641	Accenture PLC, Class A	173,191
1,862	Adobe Systems, Inc.(b)	165,960
230	Alphabet, Inc., Class A(b)	175,111
236	Alphabet, Inc., Class C(b)	175,336
1,585	Apple, Inc.	154,284
2,049	Automatic Data Processing, Inc.	170,251
1,895	Avago Technologies Ltd. (Singapore)	253,380
6,521	Cisco Systems, Inc.	155,135
2,894	Cognizant Technology Solutions Corp., Class A(b)	183,219
9,798	Corning, Inc.	182,341
6,185	eBay, Inc.(b)	145,100
6,761	EMC Corp.	167,470
1,675	Facebook, Inc., Class A(b)	187,952
12,026	Hewlett Packard Enterprise Co.	165,478
14,341	HP, Inc.	139,251
4,977	Intel Corp.	154,387
1,271	International Business Machines Corp.	158,608
1,779	MasterCard, Inc., Class A	158,384
12,348	Micron Technology, Inc.(b)	136,198
3,172	Microsoft Corp.	174,745
4,583	Oracle Corp.	166,409
4,821	PayPal Holdings, Inc.(b)	174,231
3,646	QUALCOMM, Inc.	165,310
2,263	salesforce.com, inc.(b)	154,020
3,043	Texas Instruments, Inc.	161,066
2,227	Visa, Inc., Class A	165,889
3,019	VMware, Inc., Class A(b)	138,119
5,301	Yahoo!, Inc.(b)	156,433

		4,657,258

	Materials - 4.8%
1,332	Air Products & Chemicals, Inc.	168,778
32,668	Chemours Co. (The)	128,712
3,462	Dow Chemical Co. (The)	145,404
2,633	E.I. du Pont de Nemours & Co.	138,917
1,522	Ecolab, Inc.	164,178
1,989	LyondellBasell Industries NV, Class A	155,082
1,831	Monsanto Co.	165,888
1,777	PPG Industries, Inc.	169,028

1,655	Praxair, Inc.	$165,500
6,880	Southern Copper Corp. (Peru)	178,330

		1,579,817

	Telecommunication Services - 1.7%
5,179	AT&T, Inc.	186,755
4,589	T-Mobile US, Inc.(b)	184,248
3,844	Verizon Communications, Inc.	192,085

		563,088

	Utilities - 4.1%
3,125	American Electric Power Co., Inc.	190,531
2,647	Dominion Resources, Inc.	191,034
2,544	Duke Energy Corp.	191,563
6,826	Exelon Corp.	201,845
1,774	NextEra Energy, Inc.	198,174
3,323	PG&E Corp.	182,466
3,856	Southern Co. (The)	188,635

		1,344,248

	Total Common Stocks and Other Equity Interests (Cost $35,495,458)	32,987,424

	Money Market Fund - 0.1%
32,677	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $32,677)	32,677

	Total Investments (Cost $35,528,135)(d)-100.1%	33,020,101
	Other assets less liabilities-(0.1)%	(37,119)

	Net Assets-100.0%	$32,982,982

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $35,607,619. The net unrealized depreciation was $2,587,518, which consisted of aggregate gross unrealized appreciation of $1,545,036 and aggregate gross unrealized depreciation of $4,132,554.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 30.5%
6,107	Amazon.com, Inc.(b)	$3,584,809
17,889	CBS Corp., Class B	849,728
21,473	Home Depot, Inc. (The)	2,700,444
13,187	Las Vegas Sands Corp.	594,734
46,823	Lowe’s Cos., Inc.	3,355,336
3,711	McDonald’s Corp.	459,348
12,504	Netflix, Inc.(b)	1,148,367
42,863	NIKE, Inc., Class B	2,657,935
3,338	Priceline Group, Inc. (The)(b)	3,554,870
46,060	Starbucks Corp.	2,799,066
15,686	Tesla Motors, Inc.(b)	2,999,163
12,344	Time Warner Cable, Inc.	2,246,731
44,493	TJX Cos., Inc. (The)	3,169,681
20,177	VF Corp.	1,263,080
22,737	Viacom, Inc., Class B	1,037,717
8,036	Walt Disney Co. (The)	770,010
21,593	Yum! Brands, Inc.	1,562,685

		34,753,704

	Consumer Staples - 6.8%
22,970	Coca-Cola Co. (The)	985,872
12,149	Costco Wholesale Corp.	1,835,957
10,251	Estee Lauder Cos., Inc. (The), Class A	873,898
354	General Mills, Inc.	20,005
518	Kraft Heinz Co. (The)	40,435
68,246	Kroger Co. (The)	2,648,627
10,663	PepsiCo, Inc.	1,058,836
5,513	Reynolds American, Inc.	275,374

		7,739,004

	Energy - 0.3%
20,151	Williams Cos., Inc. (The)	388,915

	Financials - 4.3%
41,354	American Tower Corp. REIT	3,901,336
5,521	Simon Property Group, Inc. REIT	1,028,452

		4,929,788

	Health Care - 22.0%
49,332	AbbVie, Inc.	2,708,327
10,253	Alexion Pharmaceuticals, Inc.(b)	1,496,220
8,878	Amgen, Inc.	1,355,937
6,230	Becton, Dickinson and Co.	905,655
9,626	Biogen, Inc.(b)	2,628,476
3,552	Bristol-Myers Squibb Co.	220,792
33,834	Celgene Corp.(b)	3,394,227
889	Cigna Corp.	118,770
888	Eli Lilly & Co.	70,241
34,509	Gilead Sciences, Inc.	2,864,247
18,869	Illumina, Inc.(b)	2,980,359
9,367	McKesson Corp.	1,507,900
7,667	Regeneron Pharmaceuticals, Inc.(b)	3,220,830
18,368	Vertex Pharmaceuticals, Inc.(b)	1,666,896

		25,138,877

	Industrials - 4.4%
6,313	3M Co.	953,263
26,669	American Airlines Group, Inc.	1,039,824
3,282	Boeing Co. (The)	394,267
5,081	Delta Air Lines, Inc.	225,037
1,242	Honeywell International, Inc.	128,174
2,597	Illinois Tool Works, Inc.	233,912
17,181	Union Pacific Corp.	1,237,032

8,423	United Parcel Service, Inc., Class B	$785,024

		4,996,533

	Information Technology - 26.5%
9,258	Accenture PLC, Class A	977,089
26,024	Adobe Systems, Inc.(b)	2,319,519
668	Alphabet, Inc., Class C(b)	496,291
27,356	Apple, Inc.	2,662,833
20,195	Avago Technologies Ltd. (Singapore)	2,700,273
59,354	Cognizant Technology Solutions Corp., Class A(b)	3,757,702
247	eBay, Inc.(b)	5,795
37,312	Facebook, Inc., Class A(b)	4,186,779
42,066	MasterCard, Inc., Class A	3,745,136
247	PayPal Holdings, Inc.(b)	8,927
54,047	salesforce.com, inc.(b)	3,678,439
10,347	Texas Instruments, Inc.	547,667
50,114	Visa, Inc., Class A	3,732,992
31,550	VMware, Inc., Class A(b)	1,443,412

		30,262,854

	Materials - 5.1%
24,088	Ecolab, Inc.	2,598,373
2,598	LyondellBasell Industries NV, Class A	202,566
14,982	Monsanto Co.	1,357,369
17,702	PPG Industries, Inc.	1,683,814

		5,842,122

	Total Common Stocks and Other Equity Interests (Cost $122,910,472)	114,051,797

	Money Market Fund - 0.1%
59,721	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $59,721)	59,721

	Total Investments (Cost $122,970,193)(d)-100.0%	114,111,518
	Other assets less liabilities-(0.0)%	(27,396)

	Net Assets-100.0%	$114,084,122

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $123,148,441. The net unrealized depreciation was $9,036,923, which consisted of aggregate gross unrealized appreciation of $5,962,840 and aggregate gross unrealized depreciation of $14,999,763.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 3.3%
12,423	Carnival Corp.	$597,919
3,767	Ford Motor Co.	44,978
8,915	General Motors Co.	264,241
4,573	Thomson Reuters Corp.	171,030

		1,078,168

	Consumer Staples - 5.4%
15,121	Archer-Daniels-Midland Co.	534,527
12,020	Mondelez International, Inc., Class A	518,062
5,665	Procter & Gamble Co. (The)	462,774
3,724	Wal-Mart Stores, Inc.	247,125

		1,762,488

	Energy - 19.5%
4,008	Anadarko Petroleum Corp.	156,673
21,034	Apache Corp.	894,786
8,679	Baker Hughes, Inc.	377,623
9,810	Chevron Corp.	848,271
17,560	ConocoPhillips	686,245
6,141	Devon Energy Corp.	171,334
11,223	Exxon Mobil Corp.	873,711
1,453	Halliburton Co.	46,191
10,151	Kinder Morgan, Inc.	166,984
14,905	Occidental Petroleum Corp.	1,025,911
4,642	Phillips 66	372,056
9,411	Spectra Energy Corp.	258,332
7,574	Valero Energy Corp.	514,047

		6,392,164

	Financials - 37.6%
9,565	Aflac, Inc.	554,387
9,690	Allstate Corp. (The)	587,214
10,577	American International Group, Inc.	597,389
22,467	Bank of America Corp.	317,683
23,332	BB&T Corp.	762,023
10,752	Capital One Financial Corp.	705,546
9,848	Chubb Ltd.	1,113,513
8,048	Citigroup, Inc.	342,684
5,552	CME Group, Inc., Class A	498,847
2,146	Discover Financial Services	98,265
11,450	Equity Residential REIT	882,681
958	Franklin Resources, Inc.	33,204
4,396	Goldman Sachs Group, Inc. (The)	710,218
6,298	JPMorgan Chase & Co.	374,731
20,695	MetLife, Inc.	924,032
6,263	Morgan Stanley	162,087
11,505	PNC Financial Services Group, Inc. (The)	996,908
4,980	Prudential Financial, Inc.	348,998
7,345	State Street Corp.	409,337
4,476	Travelers Cos., Inc. (The)	479,111
16,841	U.S. Bancorp	674,651
14,220	Wells Fargo & Co.	714,271

		12,287,780

	Health Care - 2.2%
3,679	Abbott Laboratories	139,250
552	Medtronic PLC	41,908
17,071	Pfizer, Inc.	520,495

		701,653

	Industrials - 6.3%
9,787	Eaton Corp. PLC	494,341
40,265	General Electric Co.	1,171,712
3,209	Norfolk Southern Corp.	226,235

1,313	Raytheon Co.	$168,379

		2,060,667

	Information Technology - 6.4%
8,219	Cisco Systems, Inc.	195,530
20,211	Corning, Inc.	376,126
27,372	Hewlett Packard Enterprise Co.	376,639
27,372	HP, Inc.	265,782
29,531	Yahoo!, Inc.(b)	871,460

		2,085,537

	Telecommunication Services - 2.9%
22,477	AT&T, Inc.	810,521
3,763	T-Mobile US, Inc.(b)	151,084

		961,605

	Utilities - 16.4%
17,717	American Electric Power Co., Inc.	1,080,205
14,019	Duke Energy Corp.	1,055,631
21,713	Exelon Corp.	642,053
5,649	NextEra Energy, Inc.	631,050
17,155	PG&E Corp.	941,981
20,881	Southern Co. (The)	1,021,499

		5,372,419

	Total Common Stocks and Other Equity Interests (Cost $36,833,150)	32,702,481

	Money Market Fund - 0.1%
22,244	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $22,244)	22,244

	Total Investments (Cost $36,855,394)(d)-100.1%	32,724,725
	Other assets less liabilities-(0.1)%	(19,287)

	Net Assets-100.0%	$32,705,438

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $36,942,616. The net unrealized depreciation was $4,217,891, which consisted of aggregate gross unrealized appreciation of $750,138 and aggregate gross unrealized depreciation of $4,968,029.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 9.9%
2,367	Bassett Furniture Industries, Inc.	$70,797
5,186	Beazer Homes USA, Inc.(b)	44,340
182	Biglari Holdings, Inc.(b)	68,829
6,302	Callaway Golf Co.	54,891
2,463	Carriage Services, Inc.	54,654
7,630	Century Casinos, Inc.(b)	51,579
3,352	Century Communities, Inc.(b)	49,576
1,349	Flexsteel Industries, Inc.	58,843
3,626	Fred’s, Inc., Class A	59,829
2,268	FTD Cos., Inc.(b)	56,020
3,656	Gray Television, Inc.(b)	48,076
8,245	Green Brick Partners, Inc.(b)	48,481
2,779	Haverty Furniture Cos., Inc.	52,662
2,352	Hooker Furniture Corp.	67,526
7,458	JAKKS Pacific, Inc.(b)	55,562
6,772	K12, Inc.(b)	62,235
2,449	LGI Homes, Inc.(b)	53,780
13,280	Luby’s, Inc.(b)	57,370
2,708	M/I Homes, Inc.(b)	48,527
3,235	MarineMax, Inc.(b)	54,704
2,309	Movado Group, Inc.	59,341
3,062	New Media Investment Group, Inc.	53,034
5,272	Papa Murphy’s Holdings, Inc.(b)	50,031
3,223	Perry Ellis International, Inc.(b)	61,269
5,942	RCI Hospitality Holdings, Inc.(b)	49,140
8,468	Red Lion Hotels Corp.(b)	47,844
4,195	Regis Corp.(b)	62,673
10,815	Ruby Tuesday, Inc.(b)	58,942
7,420	Sears Hometown and Outlet Stores, Inc.(b)	51,643
2,559	Shoe Carnival, Inc.	59,343
3,654	SodaStream International Ltd. (Israel)(b)	50,718
2,865	Speedway Motorsports, Inc.	54,063
3,235	Superior Industries International, Inc.	59,556
4,963	Townsquare Media, Inc., Class A(b)	46,652
6,315	TravelCenters of America LLC(b)	44,142
2,109	Unifi, Inc.(b)	50,342
11,286	VOXX International Corp., Class A(b)	48,417
2,664	WCI Communities, Inc.(b)	55,784
3,612	William Lyon Homes, Class A(b)	39,226
5,426	ZAGG, Inc.(b)	50,028

		2,170,469

	Consumer Staples - 2.5%
4,391	Central Garden & Pet Co.(b)	59,235
4,365	Central Garden & Pet Co., Class A(b)	60,324
1,352	Ingles Markets, Inc., Class A	51,863
2,492	Inter Parfums, Inc.	66,910
1,099	John B. Sanfilippo & Son, Inc.	65,929
5,018	Landec Corp.(b)	60,367
2,674	Omega Protein Corp.(b)	60,406
2,048	Seneca Foods Corp., Class A(b)	56,586
2,743	SpartanNash Co.	56,286

		537,906

	Energy - 6.7%
7,128	Aegean Marine Petroleum Network, Inc. (Greece)	50,751
4,667	Ardmore Shipping Corp. (Ireland)	47,370
7,145	Callon Petroleum Co.(b)	48,943
10,796	Capital Product Partners LP (Greece)	49,446
7,366	DHT Holdings, Inc.	42,576

5,063	Dorian LPG Ltd.(b)	$53,567
19,931	Frontline Ltd. (Norway)	43,450
7,152	GasLog Ltd. (Monaco)(c)	53,425
4,175	GasLog Partners LP (Monaco)	59,703
27,356	Gran Tierra Energy, Inc. (Colombia)(b)	62,645
2,592	Green Plains, Inc.	49,118
3,200	Hoegh LNG Partners LP (Bermuda)	45,152
11,755	Independence Contract Drilling, Inc.(b)	47,608
4,401	KNOT Offshore Partners LP (United Kingdom)	62,010
17,789	McDermott International, Inc.(b)	49,098
6,107	Midcoast Energy Partners LP, Class A(c)	54,169
2,662	Natural Gas Services Group, Inc.(b)	50,365
19,798	Navios Maritime Acquisition Corp.	45,139
5,195	Navios Maritime Midstream Partners LP (Monaco)	63,119
32,617	Parker Drilling Co.(b)	44,685
6,390	Renewable Energy Group, Inc.(b)	44,283
1,098	REX American Resources Corp.(b)	58,666
8,453	Ring Energy, Inc.(b)	46,745
8,662	Teekay Tankers Ltd., Class A (Bermuda)	39,585
7,894	TETRA Technologies, Inc.(b)	48,864
6,723	Transocean Partners LLC	54,053
7,524	Tsakos Energy Navigation Ltd. (Greece)	43,790
5,167	USA Compression Partners LP	57,560
2,864	VTTI Energy Partners LP (United Kingdom)	45,681

		1,461,566

	Financials - 48.0%
1,930	1st Source Corp.	58,325
4,623	AG Mortgage Investment Trust, Inc. REIT	54,228
1,746	Agree Realty Corp. REIT	64,462
4,783	Altisource Residential Corp. REIT	47,591
4,213	Ambac Financial Group, Inc.(b)	59,150
4,252	American Capital Mortgage Investment Corp. REIT	55,404
2,318	American National Bankshares, Inc.	57,950
1,746	Ameris Bancorp	50,512
1,166	AMERISAFE, Inc.	59,478
1,364	Anchor BanCorp Wisconsin, Inc.(b)	58,215
13,647	Anworth Mortgage Asset Corp. REIT	58,136
4,968	Apollo Residential Mortgage, Inc. REIT	53,903
8,303	Arbor Realty Trust, Inc. REIT	54,302
5,189	Ares Commercial Real Estate Corp. REIT	55,315
5,664	Armada Hoffler Properties, Inc. REIT	61,001
2,739	ARMOUR Residential REIT, Inc. REIT	53,383
9,408	Ashford Hospitality Trust, Inc. REIT	52,308
2,983	Atlas Financial Holdings, Inc.(b)	51,964
4,060	Banc of California, Inc.	61,306
2,289	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	53,379
9,319	Bancorp, Inc. (The)(b)	41,935
7,611	Bank Mutual Corp.	59,975
4,700	BankFinancial Corp.	57,669
1,731	Bar Harbor Bankshares	60,066
3,793	BBX Capital Corp., Class A(b)	50,864
2,039	Berkshire Hills Bancorp, Inc.	56,643
6,315	BlackRock Capital Investment Corp.	55,193
3,461	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	62,436
3,877	Blue Hills Bancorp, Inc.	56,992
2,339	BNC Bancorp	54,312
5,162	Brookline Bancorp, Inc.	57,608
2,538	BSB Bancorp, Inc.(b)	56,090
6,133	Calamos Asset Management, Inc., Class A	58,815
4,776	Cape Bancorp, Inc.	63,282
3,867	Capital City Bank Group, Inc.	54,718
6,792	Capstead Mortgage Corp. REIT	63,437
2,609	Cardinal Financial Corp.	49,754
9,780	Cascade Bancorp(b)	52,812

Schedule of Investments(a)

1,982	Cash America International, Inc.	$59,341
5,249	CatchMark Timber Trust, Inc., Class A REIT	57,162
8,385	Cedar Realty Trust, Inc. REIT	59,198
3,793	Centerstate Banks, Inc.	53,823
2,706	Central Pacific Financial Corp.	56,691
1,366	Century Bancorp, Inc., Class A	55,323
4,494	Charter Financial Corp.	60,399
2,899	Chatham Lodging Trust REIT	54,675
1,301	City Holding Co.	57,842
4,140	Clifton Bancorp, Inc.	59,740
2,632	Colony Starwood Homes REIT	56,641
1,698	Community Trust Bancorp, Inc.	59,158
3,736	Compass Diversified Holdings	57,235
3,176	ConnectOne Bancorp, Inc.	52,817
15,500	Cowen Group, Inc., Class A(b)	44,330
2,350	CU Bancorp(b)	53,697
2,189	Customers Bancorp, Inc.(b)	54,944
3,394	Dime Community Bancshares, Inc.	58,343
9,349	Dynex Capital, Inc. REIT	56,094
3,538	Ellington Financial LLC	57,351
4,807	Ellington Residential Mortgage REIT	55,088
2,346	EMC Insurance Group, Inc.	54,568
2,174	Employers Holdings, Inc.	54,154
3,115	Entegra Financial Corp.(b)	54,045
2,094	Enterprise Financial Services Corp.	59,449
4,339	ESSA Bancorp, Inc.	58,620
2,198	Farmers Capital Bank Corp.(b)	59,324
5,411	Farmland Partners, Inc. REIT	56,599
2,983	FBR & Co.	54,619
1,880	Federal Agricultural Mortgage Corp., Class C	61,307
2,008	Federated National Holding Co.	49,678
2,671	Fidelity Southern Corp.	42,202
4,336	Fidus Investment Corp.	57,756
9,305	Fifth Street Finance Corp.	53,411
6,927	Fifth Street Senior Floating Rate Corp.	52,160
2,128	Financial Institutions, Inc.	58,414
18,266	First BanCorp(b)	47,492
2,900	First Bancorp, Inc.	55,419
3,168	First Bancorp/Southern Pines NC	59,400
2,878	First Busey Corp.	53,042
6,545	First Commonwealth Financial Corp.	57,138
3,186	First Community Bancshares, Inc.	59,100
3,410	First Connecticut Bancorp, Inc.	55,481
1,571	First Defiance Financial Corp.	61,159
1,754	First Financial Corp.	57,970
4,252	First Financial Northwest, Inc.	57,530
2,069	First Internet Bancorp	55,449
2,335	First Merchants Corp.	53,378
5,207	First Potomac Realty Trust REIT	50,977
2,743	Flushing Financial Corp.	60,346
5,426	Forestar Group, Inc.(b)	49,268
7,348	Gain Capital Holdings, Inc.	51,142
3,461	Getty Realty Corp. REIT	61,883
7,740	Gladstone Investment Corp.	56,192
2,053	Global Indemnity PLC, Class A(b)	61,734
3,570	Golub Capital BDC, Inc.	55,478
1,312	Great Southern Bancorp, Inc.	52,047
6,360	GSV Capital Corp.	38,669
5,078	Hallmark Financial Services, Inc.(b)	55,350
2,512	Hanmi Financial Corp.	54,510
3,138	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	56,327
1,893	Heartland Financial USA, Inc.	56,695
4,963	Heritage Commerce Corp.	48,687
3,151	Heritage Financial Corp.	57,065
2,731	Heritage Insurance Holdings, Inc.	54,128
2,285	Home Bancorp, Inc.	58,290
2,734	HomeStreet, Inc.(b)	55,992
2,943	HomeTrust Bancshares, Inc.(b)	54,445

2,123	Horizon Bancorp	$54,497
3,298	Impac Mortgage Holdings, Inc.(b)(c)	43,534
7,905	Independence Realty Trust, Inc. REIT	53,833
3,898	Independent Bank Corp./MI	59,016
1,855	Independent Bank Group, Inc.	55,483
722	Infinity Property & Casualty Corp.	57,320
1,774	INTL FCStone, Inc.(b)	50,009
613	Investors Title Co.	53,024
5,035	Lakeland Bancorp, Inc.	56,442
1,273	Lakeland Financial Corp.	55,745
9,812	Macatawa Bank Corp.	57,498
2,595	MainSource Financial Group, Inc.	57,557
9,161	MBIA, Inc.(b)	61,012
8,432	Medallion Financial Corp.	56,326
7,894	Medley Capital Corp.	52,811
2,419	Mercantile Bank Corp.	54,065
4,210	Meridian Bancorp, Inc.	59,150
1,292	Meta Financial Group, Inc.	56,021
1,952	MidWestOne Financial Group, Inc.	54,949
10,253	Nam Tai Property, Inc. (China)	54,341
2,778	National Bank Holdings Corp., Class A	54,699
1,670	National Bankshares, Inc.(c)	57,765
236	National Western Life Group, Inc., Class A	54,452
11,138	New York Mortgage Trust, Inc. REIT	53,908
8,769	NMI Holdings, Inc., Class A(b)	46,037
3,729	Northfield Bancorp, Inc.	57,725
2,975	OceanFirst Financial Corp.	52,717
3,379	Old Line Bancshares, Inc.	58,930
7,601	Old Second Bancorp, Inc.(b)	54,043
5,978	Orchid Island Capital, Inc. REIT	53,085
3,598	Oritani Financial Corp.	60,159
4,420	Owens Realty Mortgage, Inc. REIT	60,775
2,804	Pacific Premier Bancorp, Inc.(b)	57,566
2,879	Peapack-Gladstone Financial Corp.	62,071
3,151	Peoples Bancorp, Inc.	54,071
3,664	PHH Corp.(b)	44,994
1,469	Piper Jaffray Cos.(b)	49,946
4,538	Preferred Apartment Communities, Inc., Class A REIT	54,683
3,611	Premier Financial Bancorp, Inc.	55,284
3,143	Provident Financial Holdings, Inc.	54,940
2,453	QCR Holdings, Inc.	56,321
3,837	Regional Management Corp.(b)	50,879
2,256	Republic Bancorp, Inc., Class A	60,258
4,652	Resource Capital Corp. REIT	48,474
3,629	Rexford Industrial Realty, Inc. REIT	59,116
1,053	Safety Insurance Group, Inc.	59,410
2,210	Sandy Spring Bancorp, Inc.	58,786
3,963	Seacoast Banking Corp. of Florida(b)	58,732
3,363	Sierra Bancorp	61,207
3,791	Silver Bay Realty Trust Corp. REIT	52,922
3,613	Solar Capital Ltd.	58,603
3,984	Solar Senior Capital Ltd.	55,696
3,396	Southwest Bancorp, Inc.	56,849
2,883	State Auto Financial Corp.	62,936
2,823	State Bank Financial Corp.	54,371
3,624	Steel Partners Holdings LP(b)(c)	48,090
1,590	Stewart Information Services Corp.	56,381
2,094	Suffolk Bancorp	58,611
4,968	Summit Hotel Properties, Inc. REIT	50,425
4,262	TCP Capital Corp.	56,983
2,624	Terreno Realty Corp. REIT	58,988
2,140	Territorial Bancorp, Inc.	57,031
9,668	Tiptree Financial, Inc., Class A	62,165
1,057	Tompkins Financial Corp.	59,213
3,660	TPG Specialty Lending, Inc.	58,597
3,106	Triangle Capital Corp.	55,691
2,163	TriCo Bancshares	55,178
4,243	TriState Capital Holdings, Inc.(b)	50,492
3,598	Triumph Bancorp, Inc.(b)	50,840
9,668	TrustCo Bank Corp. NY	53,174

Schedule of Investments(a)

10,062	United Community Financial Corp.	$61,680
4,609	United Financial Bancorp, Inc.	52,082
1,550	United Fire Group, Inc.	59,876
2,846	Univest Corp. of Pennsylvania	56,009
2,068	Walker & Dunlop, Inc.(b)	49,549
4,175	Walter Investment Management Corp.(b)(c)	41,291
4,210	Waterstone Financial, Inc.	58,308
5,809	Western Asset Mortgage Capital Corp. REIT	56,986
7,067	Westfield Financial, Inc.	56,395
5,171	WhiteHorse Finance, Inc.	48,918
4,577	Winthrop Realty Trust REIT	60,325
1,834	WSFS Financial Corp.	53,296
2,358	Yadkin Financial Corp.	54,800

		10,497,311

	Health Care - 6.6%
2,550	Addus HomeCare Corp.(b)	54,085
5,924	Advaxis, Inc.(b)(c)	40,402
3,002	Albany Molecular Research, Inc.(b)	48,993
9,453	Alcobra Ltd. (Israel)(b)	48,399
1,553	Almost Family, Inc.(b)	59,387
4,172	Amphastar Pharmaceuticals, Inc.(b)	50,273
721	Analogic Corp.	53,404
4,890	AngioDynamics, Inc.(b)	55,355
3,521	Cara Therapeutics, Inc.(b)	31,689
3,129	Concert Pharmaceuticals, Inc.(b)	47,780
3,622	Cross Country Healthcare, Inc.(b)	52,157
1,334	Cynosure, Inc., Class A(b)	48,291
10,253	Digirad Corp.	50,957
3,271	Exactech, Inc.(b)	65,453
3,439	FONAR Corp.(b)	47,836
3,609	Hanger, Inc.(b)	48,685
1,535	Heska Corp.(b)	57,348
3,414	Invacare Corp.	52,610
2,207	La Jolla Pharmaceutical Co.(b)	39,086
1,316	LHC Group, Inc.(b)	49,903
3,193	Merit Medical Systems, Inc.(b)	52,844
3,482	NeuroDerm Ltd. (Israel)(b)	47,007
26,843	Oncothyreon, Inc.(b)	35,701
1,514	Orthofix International NV(b)	59,757
1,696	PharMerica Corp.(b)	50,354
19,592	Rigel Pharmaceuticals, Inc.(b)	53,878
6,842	Sorrento Therapeutics, Inc.(b)	35,920
2,492	Triple-S Management Corp., Class B(b)	55,547
4,043	Zogenix, Inc.(b)	38,328

		1,431,429

	Industrials - 9.5%
2,258	AAR Corp.	47,441
3,074	Aegion Corp.(b)	55,424
5,889	Air Transport Services Group, Inc.(b)	57,300
1,139	Alamo Group, Inc.	60,401
1,464	Astec Industries, Inc.	54,607
6,021	CBIZ, Inc.(b)	60,812
9,949	Danaos Corp. (Greece)(b)	52,033
13,647	Diana Shipping, Inc. (Greece)(b)(c)	34,118
3,660	Ducommun, Inc.(b)	54,168
1,601	Encore Wire Corp.	59,573
3,084	Ennis, Inc.	61,588
1,649	ESCO Technologies, Inc.	56,775
2,342	Gibraltar Industries, Inc.(b)	49,744
3,335	Griffon Corp.	50,625
2,189	Heidrick & Struggles International, Inc.	57,702
2,235	Hurco Cos., Inc.	60,345
1,669	ICF International, Inc.(b)	57,097
7,915	InnerWorkings, Inc.(b)	55,880
1,467	Kadant, Inc.	56,934
3,676	Kelly Services, Inc., Class A	60,948
14,479	Kratos Defense & Security Solutions, Inc.(b)	46,188
4,870	LSI Industries, Inc.	56,200
1,673	Lydall, Inc.(b)	47,262
3,110	Mistras Group, Inc.(b)	70,255

716	National Presto Industries, Inc.	$56,629
3,696	Navigant Consulting, Inc.(b)	58,360
2,711	NV5 Global, Inc.(b)	51,455
3,944	PowerSecure International, Inc.(b)	43,305
2,847	Quanex Building Products Corp.	52,698
3,633	Resources Connection, Inc.	54,895
5,397	RPX Corp.(b)	62,497
3,121	SkyWest, Inc.	46,877
2,484	SP Plus Corp.(b)	55,766
5,431	Titan Machinery, Inc.(b)	46,109
6,418	TRC Cos., Inc.(b)	56,671
3,546	Tutor Perini Corp.(b)	46,843
2,103	Viad Corp.	61,975
5,018	Wabash National Corp.(b)	55,499

		2,072,999

	Information Technology - 11.3%
6,484	Alpha & Omega Semiconductor Ltd.(b)	61,922
3,459	Applied Optoelectronics, Inc.(b)	56,624
2,631	Autobytel, Inc.(b)	48,016
6,057	Blucora, Inc.(b)	52,272
5,558	Brooks Automation, Inc.	52,968
3,653	Cascade Microtech, Inc.(b)	57,900
2,541	CEVA, Inc.(b)	58,824
2,998	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	53,964
16,913	Ciber, Inc.(b)	54,967
4,591	ClearOne, Inc.	55,367
4,918	Cohu, Inc.	59,557
5,216	Digi International, Inc.(b)	47,570
1,817	Ebix, Inc.(c)	61,996
9,684	EMCORE Corp.(b)	58,685
639	ePlus, Inc.(b)	60,520
2,492	Fabrinet (Thailand)(b)	62,076
6,621	FormFactor, Inc.(b)	55,020
24,429	Glu Mobile, Inc.(b)	53,988
4,375	GSI Group, Inc.(b)	54,075
2,363	Insight Enterprises, Inc.(b)	55,838
4,718	IXYS Corp.	56,286
5,422	Kimball Electronics, Inc.(b)	54,437
5,106	Kulicke & Soffa Industries, Inc. (Singapore)(b)	51,673
15,260	Marchex, Inc., Class B	58,293
16,582	MeetMe, Inc.(b)	52,897
3,233	Mercury Systems, Inc.(b)	61,718
10,360	Monster Worldwide, Inc.(b)	51,696
2,882	Multi-Fineline Electronix, Inc.(b)	48,216
5,487	NeoPhotonics Corp.(b)	49,218
4,411	Net 1 UEPS Technologies, Inc. (South Africa)(b)	47,992
17,058	Oclaro, Inc.(b)(c)	59,021
2,682	Orbotech Ltd. (Israel)(b)	55,973
2,622	PC Connection, Inc.	59,178
4,768	Photronics, Inc.(b)	56,930
4,866	QLogic Corp.(b)	62,382
7,152	Rightside Group Ltd.(b)	64,368
2,225	Rofin-Sinar Technologies, Inc.(b)	56,715
4,191	Rudolph Technologies, Inc.(b)	53,687
1,842	ScanSource, Inc.(b)	57,802
8,808	SeaChange International, Inc.(b)	54,786
9,393	Sigma Designs, Inc.(b)	62,276
9,154	TTM Technologies, Inc.(b)	53,368
2,995	Ultratech, Inc.(b)	60,409
19,274	USA Technologies, Inc.(b)	62,062

		2,473,532

	Materials - 3.7%
4,254	American Vanguard Corp.	47,900
23,937	Coeur Mining, Inc.(b)	52,901
18,154	First Majestic Silver Corp. (Canada)(b)	54,280
4,397	FutureFuel Corp.	55,050
3,574	Kraton Performance Polymers, Inc.(b)	52,466
2,128	Materion Corp.	52,115

Schedule of Investments(a)

21,905	Nevsun Resources Ltd. (Canada)	$58,924
11,778	Pretium Resources, Inc. (Canada)(b)	50,410
26,036	Primero Mining Corp. (Canada)(b)	65,090
18,493	Richmont Mines, Inc. (Canada)(b)	66,945
22,572	Sandstorm Gold Ltd. (Canada)(b)	51,464
4,131	Schnitzer Steel Industries, Inc., Class A	55,562
7,161	Seabridge Gold, Inc. (Canada)(b)	44,183
11,460	Silver Standard Resources, Inc. (Canada)(b)	49,966
2,676	Westlake Chemical Partners LP	51,112

		808,368

	Pharmaceuticals - 0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services - 1.3%
33,922	Alaska Communications Systems Group, Inc.(b)	54,953
2,388	Hawaiian Telcom Holdco, Inc.(b)	56,978
7,059	Iridium Communications, Inc.(b)	49,131
8,199	ORBCOMM, Inc.(b)	59,853
3,240	Spok Holdings, Inc.	58,352

		279,267

	Utilities - 0.6%
1,046	Chesapeake Utilities Corp.	65,867
2,002	SJW Corp.	65,265

		131,132

	Total Common Stocks and Other Equity Interests (Cost $22,719,587)	21,866,188

	Money Market Fund - 0.3%
61,270	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $61,270)	61,270

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $22,780,857)-100.4%	21,927,458

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
253,005	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $253,005)	253,005

	Total Investments (Cost $23,033,862)(f)-101.5%	22,180,463
	Other assets less liabilities-(1.5)%	(326,929)

	Net Assets-100.0%	$21,853,534

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,159,582. The net unrealized depreciation was $979,119, which consisted of aggregate gross unrealized appreciation of $1,325,604 and aggregate gross unrealized depreciation of $2,304,723.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Aerospace & Defense - 76.8%
42,972	AAR Corp.	$902,842
78,726	Aerojet Rocketdyne Holdings, Inc.(b)	1,295,043
28,614	Aerovironment, Inc.(b)	729,943
8,789	American Science & Engineering, Inc.	315,437
144,307	Boeing Co. (The)	17,335,600
130,572	BWX Technologies, Inc.	3,909,326
33,065	Cubic Corp.	1,321,277
56,065	Curtiss-Wright Corp.	3,868,485
85,840	DigitalGlobe, Inc.(b)	1,124,504
13,591	Ducommun, Inc.(b)	201,147
45,046	Engility Holdings, Inc.	608,571
36,231	Esterline Technologies Corp.(b)	2,851,742
131,306	General Dynamics Corp.	17,564,804
82,006	HEICO Corp.	4,567,734
115,867	Hexcel Corp.	4,794,576
197,921	Honeywell International, Inc.	20,425,447
57,604	Huntington Ingalls Industries, Inc.	7,366,400
48,970	KEYW Holding Corp. (The)(b)	230,159
72,457	Kratos Defense & Security Solutions, Inc.(b)	231,138
96,123	L-3 Communications Holdings, Inc.	11,231,011
94,768	Lockheed Martin Corp.	19,996,048
46,164	Moog, Inc., Class A(b)	2,138,778
76,933	Northrop Grumman Corp.	14,237,221
72,139	Orbital ATK, Inc.	6,509,102
2	Precision Castparts Corp.	470
125,063	Raytheon Co.	16,038,079
140,806	Rockwell Collins, Inc.	11,388,389
12,116	Sparton Corp.(b)	207,668
65,779	TASER International, Inc.(b)	1,012,339
43,461	Teledyne Technologies, Inc.(b)	3,531,206
304,536	Textron, Inc.	10,421,222
57,325	TransDigm Group, Inc.(b)	12,882,647
60,475	Triumph Group, Inc.	1,542,113
215,082	United Technologies Corp.	18,860,541
12,996	Vectrus, Inc.(b)	256,801

		219,897,810

	Communications Equipment - 5.8%
19,806	Comtech Telecommunications Corp.	386,613
145,291	Harris Corp.	12,635,958
59,335	ViaSat, Inc.(b)	3,708,438

		16,731,009

	Containers & Packaging - 3.9%
167,165	Ball Corp.	11,171,637

	Diversified Telecommunication Services - 0.1%
129,261	Intelsat SA(b)	431,732

	Electronic Equipment, Instruments & Components - 2.5%
171,980	FLIR Systems, Inc.	5,028,695
42,549	Mercury Systems, Inc.(b)	812,260
24,184	OSI Systems, Inc.(b)	1,325,767

		7,166,722

	IT Services - 7.3%
182,036	Booz Allen Hamilton Holding Corp.	5,149,799
29,728	CACI International, Inc., Class A(b)	2,469,505
201,022	CSRA, Inc.	5,383,369
88,368	Leidos Holdings, Inc.	4,075,532

46,055	ManTech International Corp., Class A	$1,327,766
55,752	Science Applications International Corp.	2,376,150

		20,782,121

	Machinery - 2.3%
91,736	Oshkosh Corp.	3,020,866
77,511	Woodward, Inc.	3,580,233

		6,601,099

	Software - 1.0%
196,892	FireEye, Inc.(b)	2,774,208

	Trading Companies & Distributors - 0.5%
33,221	Kaman Corp.	1,323,525

	Total Common Stocks (Cost $291,726,757)	286,879,863

	Money Market Fund - 0.0%
38,539	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $38,539)	38,539

	Total Investments (Cost $291,765,296)(d)-100.2%	286,918,402
	Other assets less liabilities-(0.2)%	(449,054)

	Net Assets-100.0%	$286,469,348

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $293,534,236. The net unrealized depreciation was $6,615,834, which consisted of aggregate gross unrealized appreciation of $19,448,466 and aggregate gross unrealized depreciation of $26,064,300.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 2.6%
40,747	Hexcel Corp.	$1,686,111

	Auto Components - 4.9%
47,172	BorgWarner, Inc.	1,384,970
50,499	Johnson Controls, Inc.	1,811,399

		3,196,369

	Building Products - 2.9%
72,626	Kingspan Group PLC (Ireland)	1,877,809

	Chemicals - 8.9%
661	Gurit Holding AG (Switzerland)	337,301
40,166	Koninklijke DSM NV (Netherlands)	1,955,022
42,975	Novozymes A/S, Class B (Denmark)	1,789,843
45,367	Umicore SA (Belgium)	1,674,388

		5,756,554

	Commercial Services & Supplies - 1.9%
41,992	CECO Environmental Corp.	327,538
91,732	Tomra Systems ASA (Norway)	882,882

		1,210,420

	Communications Equipment - 1.4%
28,481	CalAmp Corp.(b)	484,177
136,676	Telit Communications PLC (United Kingdom)(b)	396,385

		880,562

	Construction & Engineering - 0.8%
29,991	Aegion Corp.(b)	540,738

	Electrical Equipment - 18.4%
114,442	ABB Ltd. (Switzerland)	1,981,214
21,298	EnerSys	1,031,462
111,096	Gamesa Corp. Tecnologica SA (Spain)	2,066,574
29,004	PowerSecure International, Inc.(b)	318,464
23,062	Saft Groupe SA (France)	603,940
35,071	Schneider Electric SE (France)	1,880,861
44,856	Sensata Technologies Holding NV(b)	1,646,215
49,236	SGL Carbon SE (Germany)(b)(c)	501,381
29,409	Vestas Wind Systems A/S (Denmark)	1,917,532

		11,947,643

	Electronic Equipment, Instruments & Components - 7.3%
11,938	Badger Meter, Inc.	666,498
24,888	Horiba Ltd. (Japan)	883,545
24,510	Itron, Inc.(b)	807,850
448,614	Opus Group AB (Sweden)	299,033
97,560	Pure Technologies Ltd. (Canada)	311,277
92,249	Trimble Navigation Ltd.(b)	1,779,483

		4,747,686

	Independent Power & Renewable Electricity Producers - 3.2%
9,472,831	Energy Development Corp. (Philippines)	1,097,439
28,101	Ormat Technologies, Inc.	994,775

		2,092,214

	Industrial Conglomerates - 6.8%
32,426	Raven Industries, Inc.	486,714
10,812	Roper Technologies, Inc.	1,899,344
21,064	Siemens AG (Germany)	2,014,102

		4,400,160

	Life Sciences Tools & Services - 3.0%
5,955	Eurofins Scientific SE (Luxembourg)	$1,957,037

	Machinery - 11.1%
24,366	CLARCOR, Inc.	1,141,791
59,655	Donaldson Co., Inc.	1,681,078
11,742	Kadant, Inc.	455,707
9,110	Lindsay Corp.(c)	640,798
28,054	Woodward, Inc.	1,295,814
55,354	Xylem, Inc.	1,989,976

		7,205,164

	Professional Services - 8.0%
49,765	Intertek Group PLC (United Kingdom)	2,008,735
24,561	Mistras Group, Inc.(b)	554,833
45,912	Ricardo PLC (United Kingdom)	516,484
1,080	SGS SA (Switzerland)	2,097,737

		5,177,789

	Real Estate Investment Trusts - 0.9%
31,112	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc. REIT	558,460

	Semiconductors & Semiconductor Equipment - 10.4%
30,835	Advanced Energy Industries, Inc.(b)	865,847
46,778	Cree, Inc.(b)	1,311,187
762,000	Lextar Electronics Corp. (Taiwan)	364,838
88,306	Meyer Burger Technology AG
	(Switzerland)(b)(c)	511,229
18,043	Power Integrations, Inc.	850,367
14,803	SMA Solar Technology AG (Germany)(b)(c)	727,028
24,453	SolarEdge Technologies, Inc.(b)	691,286
56,600	SunPower Corp.(b)(c)	1,439,904

		6,761,686

	Software - 7.5%
22,029	ANSYS, Inc.(b)	1,942,738
33,129	Autodesk, Inc.(b)	1,551,100
22,388	Fleetmatics Group PLC(b)	971,863
36,445	Silver Spring Networks, Inc.(b)	417,295
		4,882,996

	Total Common Stocks and Other Equity Interests (Cost $58,217,981)	64,879,398

	Money Market Fund - 0.0%
10,137	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $10,137)	10,137

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,228,118)-100.0%	64,889,535

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.3%
2,802,811	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $2,802,811)	2,802,811

	Total Investments (Cost $61,030,929)(f)-104.3%	67,692,346
	Other assets less liabilities-(4.3)%	(2,766,474)

	Net Assets-100.0%	$64,925,872

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $61,816,713. The net unrealized appreciation was $5,875,633, which consisted of aggregate gross unrealized appreciation of $13,194,438 and aggregate gross unrealized depreciation of $7,318,805.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 21.5%
24,150	Amazon.com, Inc.(b)	$14,176,050
209,091	AutoNation, Inc.(b)	9,043,186
15,510	AutoZone, Inc.(b)	11,902,219
190,699	Dollar Tree, Inc.(b)	15,507,643
363,969	Domino’s Pizza, Inc.	41,466,988
68,769	Home Depot, Inc. (The)	8,648,389
386,292	Interpublic Group of Cos., Inc. (The)	8,668,393
112,250	L Brands, Inc.	10,792,838
47,468	Mohawk Industries, Inc.(b)	7,899,150
487,382	NIKE, Inc., Class B	30,222,558
177,931	O’Reilly Automotive, Inc.(b)	46,422,198
51,311	Panera Bread Co., Class A(b)	9,954,334
38,521	Priceline Group, Inc. (The)(b)	41,023,709
418,379	Service Corp. International	10,120,588
205,329	Starbucks Corp.	12,477,843
137,875	TJX Cos., Inc. (The)	9,822,215
203,955	Tractor Supply Co.	18,011,266
292,313	VF Corp.	18,298,794
295,776	Wyndham Worldwide Corp.	19,195,862

		343,654,223

	Consumer Staples - 8.2%
389,766	Altria Group, Inc.	23,818,600
125,527	Brown-Forman Corp., Class B	12,281,562
78,494	Casey’s General Stores, Inc.	9,477,366
349,271	Church & Dwight Co., Inc.	29,338,764
80,645	Constellation Brands, Inc., Class A	12,296,750
55,978	Costco Wholesale Corp.	8,459,395
222,706	Hormel Foods Corp.	17,907,789
130,637	Monster Beverage Corp.(b)	17,639,914

		131,220,140

	Financials - 15.7%
128,799	American Financial Group, Inc.	9,142,153
154,102	AmTrust Financial Services, Inc.	8,813,093
471,327	Arch Capital Group Ltd. (Bermuda)(b)	31,838,139
406,433	Bank of the Ozarks, Inc.	18,021,239
90,753	Chubb Ltd.	10,261,442
548,339	CNO Financial Group, Inc.	9,541,099
116,662	Credit Acceptance Corp.(b)	20,877,832
534,041	CubeSmart REIT	16,710,143
147,360	Equity Lifestyle Properties, Inc. REIT	9,713,971
154,884	Extra Space Storage, Inc. REIT	14,046,430
12,064	Markel Corp.(b)	10,139,309
250,100	MarketAxess Holdings, Inc.	29,069,123
61,831	Signature Bank(b)	8,615,532
88,760	SL Green Realty Corp. REIT	8,575,104
534,930	W.R. Berkley Corp.	26,826,739
275,733	Western Alliance Bancorp(b)	8,983,381
14,127	White Mountains Insurance Group Ltd.	10,073,822

		251,248,551

	Health Care - 14.2%
124,548	ABIOMED, Inc.(b)	10,627,681
128,543	Alkermes PLC(b)	4,114,661
148,846	Anacor Pharmaceuticals, Inc.(b)	11,182,800
65,311	Becton, Dickinson and Co.	9,494,260
105,484	Express Scripts Holding Co.(b)	7,581,135
458,685	Gilead Sciences, Inc.	38,070,855
269,943	Henry Schein, Inc.(b)	40,880,168
33,476	Mettler-Toledo International, Inc.(b)	10,472,966

663,983	Neurocrine Biosciences, Inc.(b)	$28,252,477
1,079,558	Novavax, Inc.(b)	5,559,724
81,321	Regeneron Pharmaceuticals, Inc.(b)	34,162,139
68,003	Waters Corp.(b)	8,242,644
336,183	West Pharmaceutical Services, Inc.	19,236,391

		227,877,901

	Industrials - 17.0%
135,200	A.O. Smith Corp.	9,443,720
41,653	Acuity Brands, Inc.	8,431,817
289,405	Alaska Air Group, Inc.	20,374,112
31,200	AMERCO	11,439,480
152,137	Danaher Corp.	13,182,671
181,351	Delta Air Lines, Inc.	8,032,036
82,604	Equifax, Inc.	8,739,503
135,199	IDEX Corp.	9,803,280
100,700	Lockheed Martin Corp.	21,247,700
110,893	Middleby Corp. (The)(b)	10,020,292
71,629	Northrop Grumman Corp.	13,255,663
1,061,217	Rollins, Inc.	29,236,528
164,599	Roper Technologies, Inc.	28,915,106
66,903	Snap-on, Inc.	10,808,849
205,960	Southwest Airlines Co.	7,748,215
58,754	TransDigm Group, Inc.(b)	13,203,786
216,957	United Rentals, Inc.(b)	10,394,410
641,984	Waste Connections, Inc.	38,499,780

		272,776,948

	Information Technology - 14.3%
323,408	Amphenol Corp., Class A	16,031,335
477,296	Apple, Inc.	46,459,993
425,501	Cadence Design Systems, Inc.(b)	8,322,800
44,358	CoStar Group, Inc.(b)	7,779,062
138,307	Electronic Arts, Inc.(b)	8,927,025
89,838	Facebook, Inc., Class A(b)	10,080,722
155,417	Fiserv, Inc.(b)	14,696,232
148,443	Gartner, Inc.(b)	13,046,655
115,765	Jack Henry & Associates, Inc.	9,397,803
332,470	Manhattan Associates, Inc.(b)	19,166,895
382,978	MasterCard, Inc., Class A	34,096,531
50,653	Palo Alto Networks, Inc.(b)	7,572,117
72,487	Tyler Technologies, Inc.(b)	11,384,808
78,427	Ultimate Software Group, Inc. (The)(b)	13,774,134
116,065	Visa, Inc., Class A	8,645,682

		229,381,794

	Materials - 7.2%
524,384	Ball Corp.	35,044,583
103,447	Ecolab, Inc.	11,158,828
1,514,314	Graphic Packaging Holding Co.	17,202,607
91,902	International Flavors & Fragrances, Inc.	10,748,858
101,936	LyondellBasell Industries NV, Class A	7,947,950
213,521	RPM International, Inc.	8,380,699
97,759	Sherwin-Williams Co. (The)	24,994,043

		115,477,568

	Telecommunication Services - 0.6%
88,878	SBA Communications Corp., Class A(b)	8,823,808

	Utilities - 1.3%
327,035	Aqua America, Inc.	10,311,413
88,752	NextEra Energy, Inc.	9,914,486

		20,225,899

	Total Common Stocks and Other Equity Interests (Cost $1,560,085,957)	1,600,686,832

	Money Market Fund - 0.1%
1,974,592	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $1,974,592)	1,974,592

	Total Investments (Cost $1,562,060,549)(d)-100.1%	1,602,661,424
	Other assets less liabilities-(0.1)%	(2,132,258)

	Net Assets-100.0%	$1,600,529,166

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,567,902,892. The net unrealized appreciation was $34,758,532, which consisted of aggregate gross unrealized appreciation of $136,801,088 and aggregate gross unrealized depreciation of $102,042,556.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 88.8%
	Capital Markets - 54.0%
2,603,422	3i Group PLC (United Kingdom)	$16,451,303
171,884	Alaris Royalty Corp. (Canada)(b)	2,903,310
109,570	Allied Minds PLC (United Kingdom)(c)	438,920
191,684	Altamir (France)	2,086,561
541,176	American Capital Ltd.(c)	7,587,288
507,240	Apollo Global Management LLC, Class A(b)	6,888,319
733,934	Apollo Investment Corp.(b)	3,721,045
810,035	Ares Capital Corp.	11,259,486
112,828	AURELIUS SE & Co. KGaA (Germany)	5,690,405
238,106	BlackRock Capital Investment Corp.(b)	2,081,046
1,249,544	Brait SE (South Africa)(c)	13,043,572
283,436	Bure Equity AB (Sweden)	2,115,172
67,550	Capital Southwest Corp.	962,587
421,082	Carlyle Group LP (The)(b)	5,760,402
74,092	Deutsche Beteiligungs AG (Germany)	2,199,775
464,387	Fifth Street Finance Corp.	2,665,581
738,413	FS Investment Corp.(b)	5,973,761
95,763	Gimv NV (Belgium)	4,610,726
104,914	Goldman Sachs BDC, Inc.	1,872,715
158,975	Golub Capital BDC, Inc.(b)	2,470,472
687,898	GP Investments Ltd., Class A BDR (Brazil)(c)	1,333,166
242,460	Hercules Technology Growth Capital, Inc.(b)	2,662,211
852,787	Intermediate Capital Group PLC (United Kingdom)	7,089,850
2,091,561	IP Group PLC (United Kingdom)(c)	5,521,363
226,895	JAFCO Co. Ltd. (Japan)	7,332,326
131,913	Main Street Capital Corp.(b)	3,810,967
198,526	Medley Capital Corp.(b)	1,328,139
193,512	New Mountain Finance Corp.(b)	2,275,701
58,120	Partners Group Holding AG (Switzerland)	20,958,761
264,418	PennantPark Investment Corp.(b)	1,404,060
336,126	Princess Private Equity Holding Ltd. (Guernsey)	2,768,890
987,059	Prospect Capital Corp.(b)	5,991,448
1,031,635	Ratos AB, Class B (Sweden)	5,533,984
109,166	Safeguard Scientifics, Inc.(c)	1,419,158
136,998	Solar Capital Ltd.	2,222,108
162,931	TCP Capital Corp.(b)	2,178,387
256,013	TICC Capital Corp.(b)	1,274,945
159,739	TPG Specialty Lending, Inc.(b)	2,557,421
110,928	Triangle Capital Corp.(b)	1,988,939
6,369,671	Zeder Investments Ltd. (South Africa)	1,911,336

		182,345,606

	Diversified Financial Services - 23.1%
66,554	Ackermans & van Haaren NV (Belgium)	8,612,018
1,380,722	Better Capital PCC Ltd. (United Kingdom)	1,508,087
1,158,231	China Merchants China Direct Investments Ltd. (China)	1,647,632
183,956	Compass Diversified Holdings(b)	2,818,206
121,887	Electra Private Equity PLC (United Kingdom)	6,051,385
212,886	Eurazeo SA (France)	13,059,500
163,277	HgCapital Trust PLC (United Kingdom)	2,346,665
743,873	Leucadia National Corp.	12,318,537
316,161	Onex Corp. (Canada)	18,811,271

116,976	PICO Holdings, Inc.(c)	$1,027,049
97,404	Wendel SA (France)	9,744,513

		77,944,863

	Food Products - 1.2%
68,643	Schouw & Co. (Denmark)	4,067,972

	Health Care Providers & Services - 1.0%
148,503	Lifco AB, Class B (Sweden)	3,314,725

	Industrial Conglomerates - 4.3%
10,800,121	Fosun International Ltd. (China)	14,376,291

	Internet Software & Services - 4.7%
126,726	Actua Corp.(c)	1,198,828
172,780	IAC/InterActiveCorp.	8,974,193
258,616	Rocket Internet SE (Germany)(b)(c)(d)	5,636,192

		15,809,213

	Machinery - 0.5%
413,083	Melrose Industries PLC (United Kingdom)	1,742,054

	Total Common Stocks and Other Equity Interests (Cost $352,467,354)	299,600,724

	Money Market Fund - 8.2%
27,603,940	Invesco Premier Portfolio – Institutional Class, 0.34%(e) (Cost $27,603,940)	27,603,940

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $380,071,294)-97.0%	327,204,664

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.0%
30,545,815	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(e)(f) (Cost $30,545,815)	30,545,815

	Total Investments (Cost $410,617,109)(g)-106.0%	357,750,479
	Other assets less liabilities-(6.0)%	(20,305,223)

	Net Assets-100.0%	$337,445,256

Notes to Schedule of Investments:

BDR – Brazilian Depositary Receipt

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $5,636,192, which represented 1.67% of the Fund’s Net Assets.

Schedule of Investments(a)

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $447,288,331. The net unrealized depreciation was $89,537,852, which consisted of aggregate gross unrealized appreciation of $26,021,552 and aggregate gross unrealized depreciation of $115,559,404.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	12.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 39.0%
52,869	500.com Ltd., Class A ADR (China)(b)(c)	$949,527
62,138	Bona Film Group Ltd. ADR (China)(b)(c)	831,406
42,750	China Distance Education Holdings Ltd. ADR (China)	489,060
57,295	China Lodging Group Ltd. ADR (China)	1,589,936
93,128	China XD Plastics Co. Ltd. (China)(c)	280,315
276,938	Ctrip.com International Ltd. ADR (China)(b)(c)	11,819,714
104,475	E-Commerce China Dangdang, Inc., Class A ADR (China)(c)	706,251
15,077	eLong, Inc. ADR(c)	254,801
69,301	Homeinns Hotel Group ADR (China)(b)(c)	2,352,769
482,963	JD.Com, Inc., Class A ADR (China)(c)	12,571,527
158,497	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	1,020,721
88,984	Kandi Technologies Group, Inc. (China)(b)(c)	701,194
255,294	New Oriental Education & Technology Group, Inc. ADR (China)	8,018,784
197,107	Nord Anglia Education, Inc. (Hong Kong)(c)	3,400,096
122,170	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	5,385,254
83,875	TAL Education Group, Class A ADR (China)(b)(c)	4,023,484
43,456	Tarena International, Inc., Class A ADR (China)(c)	377,198
43,988	Tuniu Corp., Class A ADR (China)(b)(c)	561,727
739,477	Vipshop Holdings Ltd., Class A ADR (China)(c)	9,494,885

		64,828,649

	Energy - 2.5%
20,268	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,141,291
19,403	CNOOC Ltd. ADR (China)	1,970,763
17,879	PetroChina Co. Ltd., H-Shares ADR (China)	1,092,764
26,179	Sino Clean Energy, Inc. (China)(c)	0

		4,204,818

	Financials - 2.4%
53,596	China Life Insurance Co. Ltd., H-Shares ADR (China)	648,511
68,545	CNinsure, Inc. ADR (China)(c)	512,717
158,720	E-House China Holdings Ltd. ADR (China)	933,274
75,065	Nam Tai Property, Inc. (China)	397,844
44,575	Noah Holdings Ltd. ADR (China)(b)(c)	1,141,566
85,941	Xinyuan Real Estate Co. Ltd. ADR (China)	312,825

		3,946,737

	Health Care - 5.3%
50,267	China Biologic Products, Inc. (China)(c)	6,447,748
85,469	iKang Healthcare Group, Inc., Class A ADR (China)(c)	1,777,755
105,742	Sinovac Biotech Ltd. (China)(b)(c)	530,825

		8,756,328

	Industrials - 2.1%
44,645	51job, Inc. ADR (China)(c)	1,242,471

189,622	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	$394,414
4,468	China Southern Airlines Co. Ltd., H-Shares ADR (China)	133,861
72,369	China Yuchai International Ltd. (Singapore)	679,545
27,993	eHi Car Services Ltd., Class A ADR (China)(b)(c)	354,951
37,141	Zhaopin Ltd., Class A ADR (China)(c)	592,399

		3,397,641

	Information Technology - 43.5%
96,877	21Vianet Group, Inc., Class A ADR (China)(c)	1,859,070
86,801	58.com, Inc., Class A ADR (China)(b)(c)	4,869,536
85,908	Autohome, Inc., Class A ADR (China)(b)(c)	2,110,760
67,979	Baidu, Inc., Class A ADR (China)(c)	11,098,931
51,665	Bitauto Holdings Ltd. ADR (China)(c)	963,552
105,904	Canadian Solar, Inc. (Canada)(b)(c)	2,136,084
34,846	Changyou.com Ltd., Class A ADR (China)(c)	640,818
58,928	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	838,545
32,427	ChinaCache International Holdings Ltd. ADR (China)(c)	237,041
13,582	Daqo New Energy Corp. ADR (China)(c)	207,533
110,572	Hollysys Automation Technologies Ltd. (China)	2,035,630
76,330	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	680,864
42,575	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	876,193
66,701	KongZhong Corp. ADR (China)(c)	474,911
38,809	Leju Holdings Ltd. ADR (China)	154,848
80,280	Momo, Inc., Class A ADR (China)(b)(c)	956,135
88,908	NetEase, Inc. ADR (China)	13,882,095
158,002	NQ Mobile, Inc., Class A ADR (China)(b)(c)	557,747
58,405	Phoenix New Media Ltd., Class A ADR (China)(c)	261,070
109,111	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(c)	7,824,350
156,175	ReneSola Ltd. ADR (China)(b)(c)	245,195
137,450	Renren, Inc., Class A ADR (China)(c)	439,840
110,519	SINA Corp. (China)(c)	5,078,348
73,205	Sohu.com, Inc. (China)(c)	3,688,800
552,443	SouFun Holdings Ltd., Class A ADR (China)	3,292,560
162,393	Trina Solar Ltd. ADR (China)(c)	1,490,768
89,526	Weibo Corp., Class A ADR (China)(c)	1,362,586
69,489	YY, Inc., Class A ADR (China)(c)	4,038,006

		72,301,816

	Telecommunication Services - 5.0%
128,913	China Mobile Ltd. ADR (China)	7,029,626
10,270	China Telecom Corp. Ltd., H-Shares ADR (China)	481,047
66,715	China Unicom (Hong Kong) Ltd. ADR (China)	739,869

		8,250,542

	Utilities - 0.3%
15,004	Huaneng Power International, Inc., H-Shares ADR (China)	495,732

	Total Common Stocks and Other Equity Interests (Cost $173,835,989)	166,182,263

Schedule of Investments(a)

	Money Market Fund - 0.1%
158,572	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $158,572)	$158,572

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $173,994,561)-100.2%	166,340,835

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.9%
28,168,415	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $28,168,415)	28,168,415

	Total Investments (Cost $202,162,976)(f)-117.1%	194,509,250
	Other assets less liabilities-(17.1)%	(28,454,087)

	Net Assets-100.0%	$166,055,163

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $209,041,194. The net unrealized depreciation was $14,531,944, which consisted of aggregate gross unrealized appreciation of $21,532,291 and aggregate gross unrealized depreciation of $36,064,235.

This Fund has holdings greater than 10% of net assets in the following country:

China	96.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) - 103.7%
	Consumer Discretionary - 13.3%
1,478	Advance Auto Parts, Inc.	$224,730
7,702	Amazon.com, Inc.(c)	4,521,074
1,518	AutoNation, Inc.(c)	65,653
607	AutoZone, Inc.(c)	465,806
3,344	Bed Bath & Beyond, Inc.(c)	144,360
5,971	Best Buy Co., Inc.	166,770
4,503	BorgWarner, Inc.	132,208
4,468	Cablevision Systems Corp., Class A	142,574
4,064	CarMax, Inc.(c)	179,548
9,211	Carnival Corp.	443,325
8,689	CBS Corp., Class B	412,728
621	Chipotle Mexican Grill, Inc.(c)	281,294
5,550	Coach, Inc.	205,628
48,933	Comcast Corp., Class A	2,726,057
6,566	D.R. Horton, Inc.	180,631
2,308	Darden Restaurants, Inc.	145,542
5,606	Delphi Automotive PLC (United Kingdom)	364,054
2,995	Discovery Communications, Inc., Class A(c)	82,632
5,181	Discovery Communications, Inc., Class C(c)	140,975
5,841	Dollar General Corp.	438,425
4,707	Dollar Tree, Inc.(c)	382,773
2,360	Expedia, Inc., Class A	238,454
78,110	Ford Motor Co.	932,633
2,122	GameStop Corp., Class A	55,618
4,583	Gap, Inc. (The)	113,292
2,367	Garmin Ltd.	83,271
28,369	General Motors Co.	840,857
3,022	Genuine Parts Co.	260,406
5,391	Goodyear Tire & Rubber Co. (The)	153,158
4,729	H&R Block, Inc.	161,022
7,863	Hanesbrands, Inc.	240,372
3,858	Harley-Davidson, Inc.	154,320
1,431	Harman International Industries, Inc.	106,452
2,240	Hasbro, Inc.	166,387
25,402	Home Depot, Inc. (The)	3,194,556
8,150	Interpublic Group of Cos., Inc. (The)	182,886
12,971	Johnson Controls, Inc.	465,270
3,813	Kohl’s Corp.	189,697
5,110	L Brands, Inc.	491,327
2,732	Leggett & Platt, Inc.	113,405
3,581	Lennar Corp., Class A	150,939
18,330	Lowe’s Cos., Inc.	1,313,528
6,294	Macy’s, Inc.	254,341
3,852	Marriott International, Inc., Class A	236,051
6,809	Mattel, Inc.	187,860
18,398	McDonald’s Corp.	2,277,304
3,688	Michael Kors Holdings Ltd.(c)	147,151
1,269	Mohawk Industries, Inc.(c)	211,174
8,552	Netflix, Inc.(c)	785,416
5,352	Newell Rubbermaid, Inc.	207,551
7,641	News Corp., Class A	99,104
2,173	News Corp., Class B	29,010
27,034	NIKE, Inc., Class B	1,676,378
2,731	Nordstrom, Inc.	134,092
4,868	Omnicom Group, Inc.	357,068
1,974	O’Reilly Automotive, Inc.(c)	515,017
997	Priceline Group, Inc. (The)(c)	1,061,775

6,366	PulteGroup, Inc.	$106,694
1,653	PVH Corp.	121,297
1,166	Ralph Lauren Corp., Class A	131,175
8,121	Ross Stores, Inc.	456,887
3,446	Royal Caribbean Cruises Ltd.	282,434
1,888	Scripps Networks Interactive, Inc., Class A	115,111
1,587	Signet Jewelers Ltd.	184,092
12,910	Staples, Inc.	115,157
29,748	Starbucks Corp.	1,807,786
3,383	Starwood Hotels & Resorts Worldwide, Inc.	210,558
12,340	Target Corp.	893,663
4,449	TEGNA, Inc.	106,820
2,226	Tiffany & Co.	142,108
5,673	Time Warner Cable, Inc.	1,032,543
16,015	Time Warner, Inc.	1,128,097
13,417	TJX Cos., Inc. (The)	955,827
2,693	Tractor Supply Co.	237,819
2,258	TripAdvisor, Inc., Class A(c)	150,744
23,460	Twenty-First Century Fox, Inc., Class A	632,716
8,635	Twenty-First Century Fox, Inc., Class B	234,009
3,603	Under Armour, Inc., Class A(c)	307,804
1,745	Urban Outfitters, Inc.(c)	39,926
6,845	VF Corp.	428,497
6,950	Viacom, Inc., Class B	317,198
30,477	Walt Disney Co. (The)	2,920,306
1,558	Whirlpool Corp.	209,380
2,326	Wyndham Worldwide Corp.	150,957
1,625	Wynn Resorts Ltd.	109,428
8,636	Yum! Brands, Inc.	624,987

		43,787,949

	Consumer Staples - 11.1%
39,297	Altria Group, Inc.	2,401,440
11,949	Archer-Daniels-Midland Co.	422,397
2,040	Brown-Forman Corp., Class B	199,594
3,592	Campbell Soup Co.	202,625
2,623	Church & Dwight Co., Inc.	220,332
2,580	Clorox Co. (The)	332,949
78,437	Coca-Cola Co. (The)	3,366,516
4,197	Coca-Cola Enterprises, Inc.	194,825
17,964	Colgate-Palmolive Co.	1,213,109
8,672	ConAgra Foods, Inc.	361,102
3,479	Constellation Brands, Inc., Class A	530,478
8,769	Costco Wholesale Corp.	1,325,171
22,195	CVS Health Corp.	2,143,815
3,793	Dr Pepper Snapple Group, Inc.	355,935
4,469	Estee Lauder Cos., Inc. (The), Class A	380,982
11,970	General Mills, Inc.	676,425
2,869	Hershey Co. (The)	252,788
2,706	Hormel Foods Corp.	217,589
2,403	JM Smucker Co. (The)	308,353
5,121	Kellogg Co.	376,086
2,327	Keurig Green Mountain, Inc.	207,685
7,266	Kimberly-Clark Corp.	933,100
11,903	Kraft Heinz Co. (The)	929,148
19,512	Kroger Co. (The)	757,261
2,330	McCormick & Co., Inc.	204,970
3,945	Mead Johnson Nutrition Co.	285,973
3,687	Molson Coors Brewing Co., Class B	333,600
31,847	Mondelez International, Inc., Class A	1,372,606
3,005	Monster Beverage Corp.(c)	405,765
29,197	PepsiCo, Inc.	2,899,262
31,037	Philip Morris International, Inc.	2,793,640
54,509	Procter & Gamble Co. (The)	4,452,840
16,598	Reynolds American, Inc.	829,070
10,531	Sysco Corp.	419,239
5,916	Tyson Foods, Inc., Class A	315,678
17,457	Walgreens Boots Alliance, Inc.	1,391,672
31,434	Wal-Mart Stores, Inc.	2,085,960

Schedule of Investments(a)

6,850	Whole Foods Market, Inc.	$200,773

		36,300,753

	Energy - 6.9%
10,192	Anadarko Petroleum Corp.	398,405
7,565	Apache Corp.	321,815
8,741	Baker Hughes, Inc.	380,321
8,287	Cabot Oil & Gas Corp.	171,955
3,842	Cameron International Corp.(c)	252,266
10,369	Chesapeake Energy Corp.	35,151
37,729	Chevron Corp.	3,262,427
1,886	Cimarex Energy Co.	175,398
7,804	Columbia Pipeline Group, Inc.	144,764
24,736	ConocoPhillips	966,683
4,582	CONSOL Energy, Inc.	36,381
7,744	Devon Energy Corp.	216,058
1,289	Diamond Offshore Drilling, Inc.	23,962
4,722	Ensco PLC, Class A	46,181
11,012	EOG Resources, Inc.	782,072
3,060	EQT Corp.	188,924
83,420	Exxon Mobil Corp.	6,494,247
4,559	FMC Technologies, Inc.(c)	114,659
17,154	Halliburton Co.	545,326
2,173	Helmerich & Payne, Inc.	110,388
4,826	Hess Corp.	205,105
36,680	Kinder Morgan, Inc.	603,386
13,585	Marathon Oil Corp.	132,182
10,677	Marathon Petroleum Corp.	446,192
3,231	Murphy Oil Corp.	63,360
7,542	National Oilwell Varco, Inc.	245,417
3,230	Newfield Exploration Co.(c)	93,896
8,541	Noble Energy, Inc.	276,472
15,295	Occidental Petroleum Corp.	1,052,755
4,208	ONEOK, Inc.	104,821
9,524	Phillips 66	763,349
3,224	Pioneer Natural Resources Co.	399,615
3,398	Range Resources Corp.	100,445
25,282	Schlumberger Ltd.	1,827,130
7,703	Southwestern Energy Co.(c)	68,480
13,458	Spectra Energy Corp.	369,422
2,419	Tesoro Corp.	211,058
6,863	Transocean Ltd.	71,512
9,643	Valero Energy Corp.	654,470
13,666	Williams Cos., Inc. (The)	263,754

		22,620,204

	Financials - 16.6%
1,089	Affiliated Managers Group, Inc.(c)	146,133
8,566	Aflac, Inc.	496,485
7,765	Allstate Corp. (The)	470,559
16,765	American Express Co.	896,928
24,788	American International Group, Inc.	1,400,026
8,496	American Tower Corp. REIT	801,513
3,500	Ameriprise Financial, Inc.	317,275
5,500	Aon PLC	483,065
3,145	Apartment Investment & Management Co., Class A REIT	123,127
1,318	Assurant, Inc.	107,167
2,748	AvalonBay Communities, Inc. REIT	471,255
208,675	Bank of America Corp.	2,950,665
21,911	Bank of New York Mellon Corp. (The)	793,616
15,624	BB&T Corp.	510,280
37,543	Berkshire Hathaway, Inc., Class B(c)	4,871,955
2,519	BlackRock, Inc.	791,621
3,083	Boston Properties, Inc. REIT	358,275
10,656	Capital One Financial Corp.	699,247
5,837	CBRE Group, Inc., Class A(c)	163,261
23,998	Charles Schwab Corp. (The)	612,669
9,222	Chubb Ltd.	1,042,732
2,951	Cincinnati Financial Corp.	170,066
59,700	Citigroup, Inc.	2,542,026

11,426	Citizens Financial Group, Inc.	$242,803
6,784	CME Group, Inc., Class A	609,542
3,530	Comerica, Inc.	121,079
6,688	Crown Castle International Corp. REIT	576,506
8,554	Discover Financial Services	391,688
5,856	E*TRADE Financial Corp.(c)	137,967
1,376	Equinix, Inc. REIT	427,344
7,294	Equity Residential REIT	562,294
1,323	Essex Property Trust, Inc. REIT	281,945
2,485	Extra Space Storage, Inc. REIT	225,365
1,504	Federal Realty Investment Trust REIT	226,848
15,931	Fifth Third Bancorp	251,710
7,584	Franklin Resources, Inc.	262,861
11,663	General Growth Properties, Inc. REIT	327,031
7,942	Goldman Sachs Group, Inc. (The)	1,283,110
8,222	Hartford Financial Services Group, Inc. (The)	330,360
9,313	HCP, Inc. REIT	334,709
15,060	Host Hotels & Resorts, Inc. REIT	208,581
15,955	Huntington Bancshares, Inc.	136,894
2,382	Intercontinental Exchange, Inc.	628,372
8,492	Invesco Ltd.(d)	254,166
3,864	Iron Mountain, Inc. REIT	106,415
73,770	JPMorgan Chase & Co.	4,389,315
16,739	KeyCorp	186,807
8,274	Kimco Realty Corp. REIT	224,970
2,171	Legg Mason, Inc.	66,476
6,678	Leucadia National Corp.	110,588
4,953	Lincoln National Corp.	195,445
5,603	Loews Corp.	207,367
3,194	M&T Bank Corp.	351,915
2,699	Macerich Co. (The) REIT	210,441
10,458	Marsh & McLennan Cos., Inc.	557,725
5,421	McGraw Hill Financial, Inc.	460,893
22,288	MetLife, Inc.	995,159
3,455	Moody’s Corp.	307,979
30,272	Morgan Stanley	783,439
2,301	Nasdaq, Inc.	142,662
7,252	Navient Corp.	69,329
4,355	Northern Trust Corp.	270,358
6,204	People’s United Financial, Inc.	89,151
3,489	Plum Creek Timber Co., Inc. REIT	141,339
10,185	PNC Financial Services Group, Inc. (The)	882,530
5,464	Principal Financial Group, Inc.	207,632
11,711	Progressive Corp. (The)	365,969
10,516	Prologis, Inc. REIT	415,067
8,993	Prudential Financial, Inc.	630,229
2,944	Public Storage REIT	746,481
5,000	Realty Income Corp. REIT	278,950
26,162	Regions Financial Corp.	212,435
6,214	Simon Property Group, Inc. REIT	1,157,544
1,997	SL Green Realty Corp. REIT	192,930
8,088	State Street Corp.	450,744
10,224	SunTrust Banks, Inc.	373,994
16,706	Synchrony Financial(c)	474,785
5,032	T. Rowe Price Group, Inc.	357,020
2,295	Torchmark Corp.	124,710
6,101	Travelers Cos., Inc. (The)	653,051
32,957	U.S. Bancorp	1,320,257
4,867	Unum Group	139,391
6,670	Ventas, Inc. REIT	368,984
3,541	Vornado Realty Trust REIT	313,237
93,143	Wells Fargo & Co.	4,678,573
7,096	Welltower, Inc. REIT	441,513
10,243	Weyerhaeuser Co. REIT	262,323
2,762	Willis Towers Watson PLC	316,166
5,961	XL Group PLC	216,146
4,099	Zions Bancorporation	92,965

		54,582,520

Schedule of Investments(a)

	Health Care - 15.3%
29,898	Abbott Laboratories	$1,131,639
32,752	AbbVie, Inc.	1,798,085
6,983	Aetna, Inc.	711,149
6,636	Agilent Technologies, Inc.	249,845
4,528	Alexion Pharmaceuticals, Inc.(c)	660,771
7,886	Allergan PLC(c)	2,243,015
3,906	AmerisourceBergen Corp.	349,821
15,119	Amgen, Inc.	2,309,125
5,221	Anthem, Inc.	681,288
11,689	Baxalta, Inc.	467,677
10,954	Baxter International, Inc.	400,916
4,213	Becton, Dickinson and Co.	612,444
4,476	Biogen, Inc.(c)	1,222,216
26,968	Boston Scientific Corp.(c)	472,749
33,424	Bristol-Myers Squibb Co.	2,077,636
1,492	C.R. Bard, Inc.	273,439
6,583	Cardinal Health, Inc.	535,659
15,743	Celgene Corp.(c)	1,579,338
6,107	Cerner Corp.(c)	354,267
5,173	Cigna Corp.	691,113
3,340	DaVita HealthCare Partners, Inc.(c)	224,181
2,813	DENTSPLY International, Inc.	165,657
4,320	Edwards Lifesciences Corp.(c)	337,867
19,567	Eli Lilly & Co.	1,547,750
4,184	Endo International PLC(c)	232,086
13,563	Express Scripts Holding Co.(c)	974,773
28,885	Gilead Sciences, Inc.	2,397,455
6,284	HCA Holdings, Inc.(c)	437,241
1,661	Henry Schein, Inc.(c)	251,542
2,967	Humana, Inc.	482,998
2,928	Illumina, Inc.(c)	462,478
756	Intuitive Surgical, Inc.(c)	408,883
55,459	Johnson & Johnson	5,792,138
2,029	Laboratory Corp. of America Holdings(c)	227,958
2,321	Mallinckrodt PLC(c)	134,827
4,605	McKesson Corp.	741,313
28,180	Medtronic PLC	2,139,426
55,981	Merck & Co., Inc.	2,836,557
8,269	Mylan NV(c)	435,694
1,674	Patterson Cos., Inc.	71,078
2,235	PerkinElmer, Inc.	107,995
2,928	Perrigo Co. PLC	423,330
123,706	Pfizer, Inc.	3,771,796
2,862	Quest Diagnostics, Inc.	187,947
1,547	Regeneron Pharmaceuticals, Inc.(c)	649,879
5,662	St. Jude Medical, Inc.	299,293
6,326	Stryker Corp.	627,223
1,996	Tenet Healthcare Corp.(c)	54,131
7,993	Thermo Fisher Scientific, Inc.	1,055,556
19,099	UnitedHealth Group, Inc.	2,199,441
1,840	Universal Health Services, Inc., Class B	207,258
1,936	Varian Medical Systems, Inc.(c)	149,324
4,916	Vertex Pharmaceuticals, Inc.(c)	446,127
1,634	Waters Corp.(c)	198,057
3,437	Zimmer Biomet Holdings, Inc.	341,157
9,189	Zoetis, Inc.	395,586

		50,238,194

	Industrials - 10.2%
12,333	3M Co.	1,862,283
3,302	ADT Corp. (The)	97,673
1,916	Allegion PLC	116,033
12,623	American Airlines Group, Inc.	492,171
4,773	AMETEK, Inc.	224,570
12,611	Boeing Co. (The)	1,514,959
2,867	C.H. Robinson Worldwide, Inc.	185,696
11,662	Caterpillar, Inc.	725,843
1,759	Cintas Corp.	151,133
19,544	CSX Corp.	449,903

3,287	Cummins, Inc.	$295,468
11,937	Danaher Corp.	1,034,341
6,237	Deere & Co.	480,311
15,760	Delta Air Lines, Inc.	698,010
3,113	Dover Corp.	181,955
729	Dun & Bradstreet Corp. (The)	71,748
9,265	Eaton Corp. PLC	467,975
13,120	Emerson Electric Co.	603,258
2,376	Equifax, Inc.	251,381
3,740	Expeditors International of Washington, Inc.	168,749
5,814	Fastenal Co.	235,816
5,255	FedEx Corp.	698,284
2,618	Flowserve Corp.	101,160
2,850	Fluor Corp.	127,936
5,949	General Dynamics Corp.	795,798
189,138	General Electric Co.	5,503,916
15,446	Honeywell International, Inc.	1,594,027
6,544	Illinois Tool Works, Inc.	589,418
5,221	Ingersoll-Rand PLC	268,725
1,826	J.B. Hunt Transport Services, Inc.	132,750
2,465	Jacobs Engineering Group, Inc.(c)	96,702
2,175	Kansas City Southern	154,164
1,562	L-3 Communications Holdings, Inc.	182,504
5,290	Lockheed Martin Corp.	1,116,190
6,746	Masco Corp.	178,027
7,289	Nielsen Holdings PLC	351,038
5,979	Norfolk Southern Corp.	421,519
3,653	Northrop Grumman Corp.	676,024
7,086	PACCAR, Inc.	347,710
2,728	Parker-Hannifin Corp.	265,052
3,606	Pentair PLC (United Kingdom)	169,915
3,943	Pitney Bowes, Inc.	77,204
3,189	Quanta Services, Inc.(c)	59,634
6,034	Raytheon Co.	773,800
4,810	Republic Services, Inc.	210,197
2,657	Robert Half International, Inc.	116,297
2,643	Rockwell Automation, Inc.	252,592
2,630	Rockwell Collins, Inc.	212,714
2,021	Roper Technologies, Inc.	355,029
1,075	Ryder System, Inc.	57,158
1,178	Snap-on, Inc.	190,318
13,029	Southwest Airlines Co.	490,151
2,999	Stanley Black & Decker, Inc.	282,926
1,706	Stericycle, Inc.(c)	205,317
5,494	Textron, Inc.	188,005
8,479	Tyco International PLC	291,593
17,118	Union Pacific Corp.	1,232,496
7,479	United Continental Holdings, Inc.(c)	361,086
13,940	United Parcel Service, Inc., Class B	1,299,208
1,848	United Rentals, Inc.(c)	88,538
16,539	United Technologies Corp.	1,450,305
3,132	Verisk Analytics, Inc.(c)	228,636
1,171	W.W. Grainger, Inc.	230,324
8,317	Waste Management, Inc.	440,385
3,587	Xylem, Inc.	128,953

		33,303,001

	Information Technology - 21.4%
12,530	Accenture PLC, Class A	1,322,416
10,114	Activision Blizzard, Inc.	352,170
9,991	Adobe Systems, Inc.(c)	890,498
3,556	Akamai Technologies, Inc.(c)	162,225
1,216	Alliance Data Systems Corp.(c)	242,945
5,849	Alphabet, Inc., Class A(c)	4,453,136
5,948	Alphabet, Inc., Class C(c)	4,419,067
6,189	Amphenol Corp., Class A	306,789
6,244	Analog Devices, Inc.	336,302
111,735	Apple, Inc.	10,876,285
23,019	Applied Materials, Inc.	406,285

Schedule of Investments(a)

4,521	Autodesk, Inc.(c)	$211,673
9,231	Automatic Data Processing, Inc.	767,004
7,988	Avago Technologies Ltd. (Singapore)	1,068,075
6,232	CA, Inc.	179,045
101,735	Cisco Systems, Inc.	2,420,276
3,088	Citrix Systems, Inc.(c)	217,580
12,194	Cognizant Technology Solutions Corp., Class A(c)	772,002
23,699	Corning, Inc.	441,038
2,766	CSRA, Inc.	74,073
22,136	eBay, Inc.(c)	519,311
6,218	Electronic Arts, Inc.(c)	401,341
38,850	EMC Corp.	962,315
1,417	F5 Networks, Inc.(c)	132,886
45,492	Facebook, Inc., Class A(c)	5,104,657
5,548	Fidelity National Information Services, Inc.	331,382
1,504	First Solar, Inc.(c)	103,265
4,571	Fiserv, Inc.(c)	432,234
2,775	FLIR Systems, Inc.	81,141
2,505	Harris Corp.	217,860
36,049	Hewlett Packard Enterprise Co.	496,034
36,200	HP, Inc.	351,502
94,570	Intel Corp.	2,933,561
17,895	International Business Machines Corp.	2,233,117
5,285	Intuit, Inc.	504,770
7,119	Juniper Networks, Inc.	168,008
3,134	KLA-Tencor Corp.	209,947
3,187	Lam Research Corp.	228,795
4,801	Linear Technology Corp.	205,147
19,848	MasterCard, Inc., Class A	1,767,067
4,074	Microchip Technology, Inc.	182,556
21,755	Micron Technology, Inc.(c)	239,958
160,089	Microsoft Corp.	8,819,303
3,210	Motorola Solutions, Inc.	214,332
5,872	NetApp, Inc.	128,773
10,229	NVIDIA Corp.	299,607
64,169	Oracle Corp.	2,329,976
6,436	Paychex, Inc.	308,027
22,291	PayPal Holdings, Inc.(c)	805,597
2,845	Qorvo, Inc.(c)	112,662
30,117	QUALCOMM, Inc.	1,365,505
3,661	Red Hat, Inc.(c)	256,453
12,516	salesforce.com, inc.(c)	851,839
4,022	SanDisk Corp.	284,355
5,989	Seagate Technology PLC	173,980
3,842	Skyworks Solutions, Inc.	264,791
13,548	Symantec Corp.	268,792
7,743	TE Connectivity Ltd. (Switzerland)	442,590
2,664	Teradata Corp.(c)	64,842
20,318	Texas Instruments, Inc.	1,075,432
3,396	Total System Services, Inc.	136,383
1,963	VeriSign, Inc.(c)	148,403
39,016	Visa, Inc., Class A	2,906,302
4,639	Western Digital Corp.	222,579
10,130	Western Union Co. (The)	180,719
19,068	Xerox Corp.	185,913
5,160	Xilinx, Inc.	259,393
17,409	Yahoo!, Inc.(c)	513,740

		70,346,026

	Materials - 2.7%
3,875	Air Products & Chemicals, Inc.	491,001
1,297	Airgas, Inc.	181,580
26,263	Alcoa, Inc.	191,457
1,838	Avery Dennison Corp.	111,916
2,736	Ball Corp.	182,847
4,669	CF Industries Holdings, Inc.	140,070
22,540	Dow Chemical Co. (The)	946,680
17,573	E.I. du Pont de Nemours & Co.	927,152
2,975	Eastman Chemical Co.	182,100

5,323	Ecolab, Inc.	$574,192
2,678	FMC Corp.	95,658
23,165	Freeport-McMoRan, Inc.	106,559
1,604	International Flavors & Fragrances, Inc.	187,604
8,302	International Paper Co.	284,011
7,219	LyondellBasell Industries NV, Class A	562,866
1,325	Martin Marietta Materials, Inc.	166,394
8,822	Monsanto Co.	799,273
6,722	Mosaic Co. (The)	162,000
10,593	Newmont Mining Corp.	211,436
6,408	Nucor Corp.	250,361
3,213	Owens-Illinois, Inc.(c)	41,576
5,399	PPG Industries, Inc.	513,553
5,709	Praxair, Inc.	570,900
3,951	Sealed Air Corp.	160,134
1,579	Sherwin-Williams Co. (The)	403,703
2,671	Vulcan Materials Co.	235,582
5,162	WestRock Co.	182,115

		8,862,720

	Telecommunication Services - 2.8%
123,305	AT&T, Inc.	4,446,378
10,997	CenturyLink, Inc.	279,544
23,406	Frontier Communications Corp.	106,497
5,790	Level 3 Communications, Inc.(c)	282,610
81,545	Verizon Communications, Inc.	4,074,804

		9,189,833

	Utilities - 3.4%
13,490	AES Corp. (The)	128,155
2,414	AGL Resources, Inc.	153,434
4,849	Ameren Corp.	217,817
9,844	American Electric Power Co., Inc.	600,189
8,614	CenterPoint Energy, Inc.	153,932
5,541	CMS Energy Corp.	215,434
5,862	Consolidated Edison, Inc.	406,764
11,918	Dominion Resources, Inc.	860,122
3,590	DTE Energy Co.	305,186
13,798	Duke Energy Corp.	1,038,990
6,542	Edison International	404,296
3,566	Entergy Corp.	251,688
6,355	Eversource Energy	341,899
18,427	Exelon Corp.	544,886
8,485	FirstEnergy Corp.	280,514
9,216	NextEra Energy, Inc.	1,029,519
6,387	NiSource, Inc.	134,191
6,290	NRG Energy, Inc.	66,926
5,087	Pepco Holdings, Inc.	135,721
9,837	PG&E Corp.	540,150
2,212	Pinnacle West Capital Corp.	146,678
13,466	PPL Corp.	472,118
10,146	Public Service Enterprise Group, Inc.	419,030
2,852	SCANA Corp.	179,533
4,728	Sempra Energy	447,978
18,223	Southern Co. (The)	891,469
4,716	TECO Energy, Inc.	127,898
6,323	WEC Energy Group, Inc.	349,219
10,179	Xcel Energy, Inc.	389,041

		11,232,777

	Total Investments (Cost $350,833,643)(e)-103.7%	340,463,977
	Other assets less liabilities-(3.7)%	(12,000,431)

	Net Assets-100.0%	$328,463,546

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Portfolio are subject to call options written.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2016	Dividend Income
Invesco Ltd.	$393,117	$109,068	$(154,969)	$(131,784)	$38,734	$254,166	$6,675

(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $411,188,522. The net unrealized depreciation was $70,724,545, which consisted of aggregate gross unrealized appreciation of $19,119,744 and aggregate gross unrealized depreciation of $89,844,289.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.5%
66,068	Advance Auto Parts, Inc.	$10,045,639
4,507	AutoZone, Inc.(b)	3,458,627
117,279	Comcast Corp., Class A	6,533,613
51,697	Darden Restaurants, Inc.	3,260,013
419,758	Gap, Inc. (The)	10,376,418
81,611	Genuine Parts Co.	7,032,420
73,276	Harley-Davidson, Inc.	2,931,040
94,223	Hasbro, Inc.	6,998,884
51,746	Home Depot, Inc. (The)	6,507,577
45,221	Lowe’s Cos., Inc.	3,240,537
119,037	Mattel, Inc.	3,284,231
55,524	McDonald’s Corp.	6,872,761
163,358	NIKE, Inc., Class B	10,129,830
138,655	Nordstrom, Inc.	6,807,960
137,580	Omnicom Group, Inc.	10,091,493
61,892	Ralph Lauren Corp., Class A	6,962,850
184,583	Ross Stores, Inc.	10,384,640
44,910	Target Corp.	3,252,382
46,963	Tiffany & Co.	2,998,118
143,685	TJX Cos., Inc. (The)	10,236,119
110,124	VF Corp.	6,893,762
96,891	Walt Disney Co. (The)	9,284,096
141,130	Yum! Brands, Inc.	10,213,578

		157,796,588

	Consumer Staples - 19.0%
55,044	Altria Group, Inc.	3,363,739
68,913	Brown-Forman Corp., Class B	6,742,448
117,191	Church & Dwight Co., Inc.	9,844,044
50,815	Clorox Co. (The)	6,557,676
154,452	Coca-Cola Co. (The)	6,629,080
153,749	Colgate-Palmolive Co.	10,382,670
42,150	Costco Wholesale Corp.	6,369,708
102,789	CVS Health Corp.	9,928,389
77,416	Estee Lauder Cos., Inc. (The), Class A	6,599,714
115,952	General Mills, Inc.	6,552,448
75,499	Hershey Co. (The)	6,652,217
123,029	Hormel Foods Corp.	9,892,762
53,404	JM Smucker Co. (The)	6,852,801
89,696	Kellogg Co.	6,587,274
51,193	Kimberly-Clark Corp.	6,574,205
114,994	McCormick & Co., Inc.	10,116,022
65,955	PepsiCo, Inc.	6,549,331
84,393	Procter & Gamble Co. (The)	6,894,064
39,550	Walgreens Boots Alliance, Inc.	3,152,926
151,347	Wal-Mart Stores, Inc.	10,043,387

		146,284,905

	Energy - 1.3%
39,027	Chevron Corp.	3,374,665
85,837	Exxon Mobil Corp.	6,682,410

		10,057,075

	Financials - 5.0%
56,527	Aflac, Inc.	3,276,305
33,770	Ameriprise Financial, Inc.	3,061,250
20,836	BlackRock, Inc.	6,547,921
127,110	Kimco Realty Corp. REIT	3,456,121
35,583	Moody’s Corp.	3,171,869
49,045	T. Rowe Price Group, Inc.	3,479,743

117,810	Torchmark Corp.	$6,401,795
30,240	Travelers Cos., Inc. (The)	3,236,890
64,682	Wells Fargo & Co.	3,248,977
47,077	Welltower, Inc. REIT	2,929,131

		38,810,002

	Health Care - 8.1%
78,823	Abbott Laboratories	2,983,451
177,104	Baxter International, Inc.	6,482,007
22,517	Becton, Dickinson and Co.	3,273,296
17,790	C.R. Bard, Inc.	3,260,373
23,107	Cigna Corp.	3,087,095
47,377	DaVita HealthCare Partners, Inc.(b)	3,179,944
112,494	DENTSPLY International, Inc.	6,624,772
21,327	Henry Schein, Inc.(b)	3,229,761
97,973	Johnson & Johnson	10,232,300
17,579	McKesson Corp.	2,829,868
36,479	Stryker Corp.	3,616,893
87,296	UnitedHealth Group, Inc.	10,053,007
28,527	Universal Health Services, Inc., Class B	3,213,281

		62,066,048

	Industrials - 26.9%
68,458	3M Co.	10,337,158
130,656	AMETEK, Inc.	6,147,365
24,658	Boeing Co. (The)	2,962,165
152,361	C.H. Robinson Worldwide, Inc.	9,868,422
101,302	Caterpillar, Inc.	6,305,036
37,883	Cintas Corp.	3,254,907
273,050	CSX Corp.	6,285,611
37,270	Cummins, Inc.	3,350,200
72,439	Danaher Corp.	6,276,839
43,463	Deere & Co.	3,347,086
110,847	Dover Corp.	6,479,007
33,766	Dun & Bradstreet Corp. (The)	3,323,250
218,065	Emerson Electric Co.	10,026,629
149,863	Expeditors International of Washington, Inc.	6,761,819
165,241	Fastenal Co.	6,702,175
73,986	Fluor Corp.	3,321,232
49,241	General Dynamics Corp.	6,586,969
112,669	General Electric Co.	3,278,668
65,139	Honeywell International, Inc.	6,722,345
38,152	Illinois Tool Works, Inc.	3,436,351
47,009	J.B. Hunt Transport Services, Inc.	3,417,554
55,966	L-3 Communications Holdings, Inc.	6,539,067
45,165	Lockheed Martin Corp.	9,529,815
82,417	Norfolk Southern Corp.	5,810,398
34,461	Northrop Grumman Corp.	6,377,353
70,804	Parker-Hannifin Corp.	6,879,317
78,963	Raytheon Co.	10,126,215
36,799	Rockwell Collins, Inc.	2,976,303
36,511	Roper Technologies, Inc.	6,413,887
39,450	Snap-on, Inc.	6,373,542
130,200	Union Pacific Corp.	9,374,400
106,378	United Technologies Corp.	9,328,287
49,364	W.W. Grainger, Inc.	9,709,405

		207,628,777

	Information Technology - 6.0%
4,492	Alphabet, Inc., Class C(b)	3,337,331
68,747	Amphenol Corp., Class A	3,407,789
82,052	Automatic Data Processing, Inc.	6,817,701
73,056	International Business Machines Corp.	9,116,658
82,816	Linear Technology Corp.	3,538,728
61,259	Microsoft Corp.	3,374,758
92,516	Oracle Corp.	3,359,256
134,803	Paychex, Inc.	6,451,672
69,882	QUALCOMM, Inc.	3,168,450
74,675	Xilinx, Inc.	3,753,912

		46,326,255

Schedule of Investments(a)

	Materials - 7.1%
26,939	Air Products & Chemicals, Inc.	$3,413,441
46,522	Airgas, Inc.	6,513,080
91,879	Ball Corp.	6,140,273
52,406	E.I. du Pont de Nemours & Co.	2,764,940
92,155	Ecolab, Inc.	9,940,760
27,549	International Flavors & Fragrances, Inc.	3,222,131
69,088	Monsanto Co.	6,259,373
98,277	Praxair, Inc.	9,827,700
26,519	Sherwin-Williams Co. (The)	6,780,113

		54,861,811

	Utilities - 6.1%
101,491	AGL Resources, Inc.	6,450,768
55,025	American Electric Power Co., Inc.	3,354,874
40,897	DTE Energy Co.	3,476,654
47,480	Entergy Corp.	3,351,138
63,082	Eversource Energy	3,393,812
60,966	NextEra Energy, Inc.	6,810,512
105,620	SCANA Corp.	6,648,779
68,761	Southern Co. (The)	3,363,788
124,563	WEC Energy Group, Inc.	6,879,615
88,600	Xcel Energy, Inc.	3,386,292

		47,116,232

	Total Investments (Cost $735,228,920)(c)-100.0%	770,947,693
	Other assets less liabilities-(0.0)%	(60,629)

	Net Assets-100.0%	$770,887,064

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $737,633,705. The net unrealized appreciation was $33,313,988, which consisted of aggregate gross unrealized appreciation of $64,220,017 and aggregate gross unrealized depreciation of $30,906,029.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 2.5%
681,692	Advanced Drainage Systems, Inc.	$15,392,605

	Chemicals - 8.8%
493,861	Calgon Carbon Corp.	7,995,610
421,154	Ecolab, Inc.	45,429,882

		53,425,492

	Commercial Services & Supplies - 2.7%
617,361	Tetra Tech, Inc.	16,353,893

	Construction & Engineering - 1.5%
329,274	Aegion Corp.(b)	5,936,810
346,333	Layne Christensen Co.(b)	1,773,225
180,749	Northwest Pipe Co.(b)	1,729,768

		9,439,803

	Electrical Equipment - 2.2%
502,371	Franklin Electric Co., Inc.	13,704,681

	Electronic Equipment, Instruments & Components - 4.9%
153,662	Badger Meter, Inc.	8,578,949
651,734	Itron, Inc.(b)	21,481,153

		30,060,102

	Independent Power & Renewable Electricity Producers - 16.2%
1,401,024	Pattern Energy Group, Inc.	26,549,405
7,273,148	TerraForm Power, Inc., Class A(c)	72,076,896

		98,626,301

	Industrial Conglomerates - 7.5%
259,365	Roper Technologies, Inc.	45,562,650

	Life Sciences Tools & Services - 3.8%
188,923	Waters Corp.(b)	22,899,357

	Machinery - 28.1%
1,375,430	Energy Recovery, Inc.(b)	8,527,666
72,384	Gorman-Rupp Co. (The)	1,840,001
246,932	Lindsay Corp.	17,369,197
1,489,683	Mueller Water Products, Inc., Class A	12,230,298
885,089	Pentair PLC (United Kingdom)	41,705,394
325,577	Toro Co. (The)	24,261,998
214,009	Valmont Industries, Inc.	22,811,219
371,933	Watts Water Technologies, Inc., Class A	18,325,139
672,359	Xylem, Inc.	24,171,306

		171,242,218

	Trading Companies & Distributors - 6.8%
1,586,617	HD Supply Holdings, Inc.(b)	41,680,429

	Water Utilities - 15.0%
323,786	American States Water Co.	14,699,884
434,426	American Water Works Co., Inc.	28,198,592
854,938	Aqua America, Inc.	26,956,195
690,067	Cadiz, Inc.(b)	3,829,872
457,085	California Water Service Group	11,468,263
58,752	Connecticut Water Service, Inc.	2,522,223
156,310	Consolidated Water Co. Ltd. (Cayman Islands)	1,817,885

67,454	Middlesex Water Co.	$1,956,166

		91,449,080

	Total Common Stocks (Cost $607,192,542)	609,836,611

	Money Market Fund - 0.1%
643,109	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $643,109)	643,109

	Total Investments (Cost $607,835,651)(e)-100.1%	610,479,720
	Other assets less liabilities-(0.1)%	(552,917)

	Net Assets-100.0%	$609,926,803

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Investment Company Act of 1940, as amended, defines “affiliate person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Layne Christensen Co.*	$9,006,917	$2,406,043	$(9,173,797)	$5,037,714	$(5,503,652)	$1,773,225	$-
TerraForm Power, Inc., Class A	-	135,418,071	(7,270,486)	(54,147,934)	(1,922,755)	72,076,896	-

Total Investments in Affiliates	$9,006,917	$137,824,114	$(16,444,283)	$(49,110,220)	$(7,426,407)	$73,850,121	$ -

*	At January 31, 2016, this security was no longer affiliated.

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $617,667,369. The net unrealized depreciation was $7,187,649, which consisted of aggregate gross unrealized appreciation of $93,305,649 and aggregate gross unrealized depreciation of $100,493,298.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 3.1%
73,434	Hexcel Corp.	$3,038,699

	Auto Components - 2.3%
57,356	Gentherm, Inc.(b)	2,294,814

	Automobiles - 2.3%
12,084	Tesla Motors, Inc.(b)(c)	2,310,461

	Chemicals - 2.5%
19,819	Air Products & Chemicals, Inc.	2,511,265

	Construction & Engineering - 6.2%
562,403	Ameresco, Inc., Class A(b)	3,065,096
162,085	Quanta Services, Inc.(b)	3,030,990

		6,096,086

	Electric Utilities - 3.5%
85,947	ITC Holdings Corp.	3,429,285

	Electrical Equipment - 16.1%
2,055,192	Ballard Power Systems, Inc. (Canada)(b)(c)	2,733,405
1,439,308	China Ming Yang Wind Power Group Ltd.
	ADR (China)(b)(c)	2,993,761
39,904	Energy Focus, Inc.(b)(c)	426,973
162,040	Enphase Energy, Inc.(b)(c)	393,757
67,971	Hydrogenics Corp. (Canada)(b)(c)	544,448
1,224,180	Plug Power, Inc.(b)(c)	2,289,216
177,357	PowerSecure International, Inc.(b)	1,947,380
53,603	SolarCity Corp.(b)(c)	1,910,947
274,973	Sunrun, Inc.(b)(c)	2,617,743

		15,857,630

	Electronic Equipment, Instruments & Components - 8.9%
92,187	Itron, Inc.(b)	3,038,483
383,786	Maxwell Technologies, Inc.(b)(c)	2,674,988
63,676	Universal Display Corp.(b)	3,126,492

		8,839,963

	Independent Power & Renewable Electricity Producers - 13.9%
93,411	Ormat Technologies, Inc.	3,306,749
151,260	Pattern Energy Group, Inc.	2,866,377
666,386	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	2,232,393
608,334	TerraForm Global, Inc., Class A(c)	2,573,253
275,878	TerraForm Power, Inc., Class A(c)	2,733,951

		13,712,723

	Internet Software & Services - 2.8%
321,990	OPOWER,Inc.(b)(c)	2,736,915

	Oil, Gas & Consumable Fuels - 6.0%
1,599,780	Amyris, Inc.(b)(c)	2,351,677
280,514	Renewable Energy Group, Inc.(b)	1,943,962
984,939	Solazyme, Inc.(b)(c)	1,625,149

		5,920,788

	Semiconductors & Semiconductor Equipment - 29.0%
97,493	Advanced Energy Industries, Inc.(b)	2,737,603

117,775	Canadian Solar, Inc. (Canada)(b)	$2,375,522
119,882	Cree, Inc.(b)	3,360,293
33,047	Daqo New Energy Corp. ADR (China)(b)(c)	504,958
51,619	First Solar, Inc.(b)	3,544,161
123,502	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)	2,205,746
351,408	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,134,559
307,113	ReneSola Ltd. ADR (China)(b)(c)	482,167
100,737	SolarEdge Technologies, Inc.(b)	2,847,835
566,203	SunEdison, Inc.(b)(c)	1,772,215
112,263	SunPower Corp.(b)(c)	2,855,971
307,326	Trina Solar Ltd. ADR (China)(b)(c)	2,821,253

		28,642,283

	Software - 3.4%
142,375	EnerNOC, Inc.(b)	747,469
229,269	Silver Spring Networks, Inc.(b)	2,625,130

		3,372,599

	Total Common Stocks and Other Equity Interests (Cost $115,691,912)	98,763,511

	Money Market Fund - 0.1%
89,814	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $89,814)	89,814

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $115,781,726)-100.1%	98,853,325

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 23.4%
23,147,925	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $23,147,925)	23,147,925

	Total Investments (Cost $138,929,651)(f)-123.5%	122,001,250
	Other assets less liabilities-(23.5)%	(23,214,712)

	Net Assets-100.0%	$98,786,538

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of

Schedule of Investments(a)

investments for tax purposes was $146,552,491. The net unrealized depreciation was $24,551,241, which consisted of aggregate gross unrealized appreciation of $11,103,888 and aggregate gross unrealized depreciation of $35,655,129.

This Fund has holdings greater than 10% of net assets in the following country:

China	10.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Auto Components - 6.6%
13,410	Johnson Controls, Inc.	$481,017
45,370	Kandi Technologies Group, Inc. (China)(b)(c)	357,515
11,199	Tenneco, Inc.(c)	427,914

		1,266,446

	Automobiles - 2.4%
18,051	Tata Motors Ltd. ADR (India)(c)	450,914

	Building Products - 7.8%
6,907	A.O. Smith Corp.	482,454
11,955	Apogee Enterprises, Inc.	475,570
11,528	Owens Corning	532,478

		1,490,502

	Chemicals - 2.3%
16,550	Methanex Corp. (Canada)	438,906

	Commercial Services & Supplies - 2.4%
32,415	Covanta Holding Corp.	458,348

	Construction & Engineering - 5.0%
12,900	Chicago Bridge & Iron Co. NV(b)	500,778
29,109	MasTec, Inc.(c)	449,443

		950,221

	Electric Utilities - 2.7%
352,545	Cia Energetica de Minas Gerais ADR (Brazil)(b)	521,767

	Electrical Equipment - 15.4%
2,224	Acuity Brands, Inc.	450,204
10,199	Eaton Corp. PLC	515,152
11,061	Emerson Electric Co.	508,585
9,133	EnerSys	442,311
38,964	General Cable Corp.	456,658
5,012	Power Solutions International, Inc.(b)(c)	59,893
9,175	Regal Beloit Corp.	515,727

		2,948,530

	Electronic Equipment, Instruments & Components - 2.7%
28,136	Corning, Inc.	523,611

	Energy Equipment & Services - 2.1%
146,277	McDermott International, Inc.(c)	403,724

	Food & Staples Retailing - 2.7%
17,855	Andersons, Inc. (The)	523,330

	Independent Power & Renewable Electricity Producers - 5.7%
38,522	Calpine Corp.(c)	589,772
36,889	NRG Yield, Inc., Class C(b)	488,410

		1,078,182

	Industrial Conglomerates - 2.9%
20,398	Koninklijke Philips NV (Netherlands)	544,219

	Machinery - 12.7%
20,495	Altra Industrial Motion Corp.	$460,318
26,766	Chart Industries, Inc.(c)	433,877
14,342	ESCO Technologies, Inc.	493,795
10,110	Luxfer Holdings PLC ADR (United Kingdom)	100,493
5,123	WABCO Holdings, Inc.(c)	459,277
10,440	Woodward, Inc.	482,224

		2,429,984

	Oil, Gas & Consumable Fuels - 21.5%
130,762	Chesapeake Energy Corp.(b)	443,283
27,485	Clean Energy Fuels Corp.(b)(c)	73,660
157,267	Cosan Ltd., Class A (Brazil)	509,545
32,536	Golar LNG Ltd. (Bermuda)(b)	605,820
26,258	Green Plains, Inc.	497,589
23,848	Range Resources Corp.(b)	704,947
18,852	Sasol Ltd. ADR (South Africa)	490,152
86,720	Southwestern Energy Co.(b)(c)	770,941

		4,095,937

	Real Estate Investment Trusts - 2.6%
27,980	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	502,241

	Semiconductors & Semiconductor Equipment - 2.4%
24,878	Veeco Instruments, Inc.(c)	463,726

	Total Common Stocks and Other Equity Interests (Cost $23,990,570)	19,090,588

	Money Market Fund - 0.2%
29,718	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $29,718)	29,718

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,020,288)-100.1%	19,120,306

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 16.1%
3,068,983	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $3,068,983)	3,068,983

	Total Investments (Cost $27,089,271)(f)-116.2%	22,189,289
	Other assets less liabilities-(16.2)%	(3,091,018)

	Net Assets-100.0%	$19,098,271

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,946,364. The net unrealized depreciation was $5,757,075, which consisted of aggregate gross unrealized appreciation of $1,905,977 and aggregate gross unrealized depreciation of $7,663,052.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares BuyBack Achievers™ Portfolio (PKW)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 23.7%
12	Abercrombie & Fitch Co., Class A	$315
16,311	American Public Education, Inc.(b)	257,388
25,446	Asbury Automotive Group, Inc.(b)	1,197,998
12,302	Ascent Capital Group, Inc., Series A(b)	140,120
30,281	AutoZone, Inc.(b)	23,237,337
167,289	Bed Bath & Beyond, Inc.(b)	7,221,866
49,675	Big Lots, Inc.	1,926,396
122	Blue Nile, Inc.(b)	4,244
20,921	Bob Evans Farms, Inc.	856,506
15,248	Bravo Brio Restaurant Group, Inc.(b)	131,285
60,187	Bright Horizons Family Solutions, Inc.(b)	4,223,322
59,698	Brinker International, Inc.	2,969,378
16,425	Build-A-Bear Workshop, Inc.(b)	214,839
203,121	CarMax, Inc.(b)	8,973,886
17,374	Carriage Services, Inc.	385,529
434,737	CBS Corp., Class B	20,650,007
139,734	Chico’s FAS, Inc.	1,451,836
20,016	Children’s Place, Inc. (The)	1,303,042
32,325	Conn’s, Inc.(b)	398,244
73,839	Crocs, Inc.(b)	680,057
153,265	Dana Holding Corp.	1,822,321
32,413	Deckers Outdoor Corp.(b)	1,603,147
71,861	Diamond Resorts International, Inc.(b)	1,323,680
32,782	Dillard’s, Inc., Class A	2,308,181
47	Dollar General Corp.	3,528
92,865	Dunkin’ Brands Group, Inc.	3,655,166
44,954	Finish Line, Inc. (The), Class A	851,429
48,233	Fossil Group, Inc.(b)(c)	1,572,396
402,860	Gap, Inc. (The)(c)	9,958,699
22,148	Genesco, Inc.(b)	1,464,869
82,851	GNC Holdings, Inc., Class A	2,320,656
613,343	Groupon, Inc., Class A(b)	1,668,293
236,514	H&R Block, Inc.	8,053,302
192,317	Harley-Davidson, Inc.	7,692,680
127	Helen of Troy Ltd.(b)	11,350
22,844	Hibbett Sports, Inc.(b)	734,663
64	Home Depot, Inc. (The)	8,049
134,621	Houghton Mifflin Harcourt Co.(b)	2,401,639
29,273	Hyatt Hotels Corp., Class A(b)	1,132,280
35,883	Jack in the Box, Inc.	2,785,956
15,082	Jamba, Inc.(b)	195,161
190,277	Kohl’s Corp.	9,466,281
104	Liberty Interactive Corp. QVC Group, Series A(b)	2,710
917,282	Lowe’s Cos., Inc.	65,732,428
315,119	Macy’s, Inc.	12,733,959
257,740	Marriott International, Inc., Class A(c)	15,794,307
825,027	McDonald’s Corp.	102,121,842
16,424	Movado Group, Inc.	422,097
5,274	NACCO Industries, Inc., Class A	250,990
83	NVR, Inc.(b)	137,033
91	O’Reilly Automotive, Inc.(b)	23,742
17,316	Outerwall, Inc.(c)	585,281
23,860	Panera Bread Co., Class A(b)	4,628,840
86,917	Pier 1 Imports, Inc.(c)	349,406

99	Pool Corp.	$8,365
349,967	PulteGroup, Inc.	5,865,447
48,143	Regis Corp.(b)	719,256
94,841	Scripps Networks Interactive, Inc., Class A	5,782,456
196,977	Service Corp. International	4,764,874
35,359	Shutterfly, Inc.(b)	1,472,702
5,224,484	Sirius XM Holdings, Inc.(b)(c)	19,330,591
49,904	Sonic Corp.	1,466,179
57,948	Tenneco, Inc.(b)	2,214,193
1,173,532	Twenty-First Century Fox, Inc., Class A	31,650,158
14,539	Universal Electronics, Inc.(b)	729,131
117,603	Urban Outfitters, Inc.(b)	2,690,757
38,071	Vera Bradley, Inc.(b)	562,689
40,923	Visteon Corp.	2,736,930
29,196	Vitamin Shoppe, Inc.(b)	888,434
274,130	Wendy’s Co. (The)	2,804,350
116,382	Wyndham Worldwide Corp.	7,553,192
27,624	ZAGG, Inc.(b)	254,693
26,749	Zumiez, Inc.(b)	484,424

		432,018,777

	Consumer Staples - 5.6%
598,158	Archer-Daniels-Midland Co.	21,144,885
51	Coca-Cola Enterprises, Inc.	2,367
87	Coty, Inc., Class A(c)	2,141
52,384	Fresh Del Monte Produce, Inc.	2,137,791
93	Ingles Markets, Inc., Class A	3,568
5	Ingredion, Inc.	504
16,724	MGP Ingredients, Inc.	374,283
1,592,940	Mondelez International, Inc., Class A	68,655,714
148	USANA Health Sciences, Inc.(b)	18,781
342,079	Whole Foods Market, Inc.	10,026,336

		102,366,370

	Energy - 3.1%
183,345	HollyFrontier Corp.	6,411,575
376,641	National Oilwell Varco, Inc.	12,255,898
98,083	Oceaneering International, Inc.	3,320,109
148	Phillips 66	11,862
6,881	REX American Resources Corp.(b)	367,652
17,396	SEACOR Holdings, Inc.(b)	800,390
47,084	Tidewater, Inc.	250,016
482,648	Valero Energy Corp.	32,757,320

		56,174,822

	Financials - 18.0%
427,755	Aflac, Inc.	24,792,680
388,230	Allstate Corp. (The)	23,526,738
1,239,951	American International Group, Inc.	70,032,432
174,529	Ameriprise Financial, Inc.	15,821,054
100,346	Anworth Mortgage Asset Corp. REIT	427,474
122,745	Arch Capital Group Ltd. (Bermuda)(b)	8,291,425
39,935	ARMOUR Residential REIT, Inc. REIT	778,333
61	Aspen Insurance Holdings Ltd. (Bermuda)	2,837
115	Associated Banc-Corp.	2,018
66,000	Assurant, Inc.	5,366,460
141,663	Assured Guaranty Ltd.	3,368,746
96,623	Axis Capital Holdings Ltd.	5,208,946
27,285	Capital Bank Financial Corp., Class A	830,828
25,477	Cash America International, Inc.	762,781
31,408	Central Pacific Financial Corp.	657,998
189,469	Chimera Investment Corp. REIT	2,347,521
186,405	CNO Financial Group, Inc.	3,243,447
107,358	Cowen Group, Inc., Class A(b)	307,044
119	Credit Acceptance Corp.(b)	21,296
428,501	Discover Financial Services	19,621,061
49,287	Dynex Capital, Inc. REIT	295,722
132	Everest Re Group Ltd.	23,620
7,070	FBR & Co.	129,452
174,447	Fulton Financial Corp.	2,241,644

Schedule of Investments(a)

77,582	Hancock Holding Co.	$1,858,865
410,586	Hartford Financial Services Group, Inc. (The)	16,497,345
46,154	Hersha Hospitality Trust REIT	810,926
18,705	HomeTrust Bancshares, Inc.(b)	346,042
90,582	KCG Holdings, Inc., Class A(b)	925,748
107,987	Legg Mason, Inc.	3,306,562
355,186	Loews Corp.	13,145,434
153,318	MBIA, Inc.(b)	1,021,098
198,169	Moody’s Corp.	17,664,785
103,038	MSCI, Inc.	7,093,136
30,402	National Bank Holdings Corp., Class A	598,615
363,172	Navient Corp.	3,471,924
45,674	Northfield Bancorp, Inc.	707,034
145,856	Piedmont Office Realty Trust, Inc., Class A REIT	2,699,795
15,228	Piper Jaffray Cos.(b)	517,752
48,478	Primerica, Inc.	2,181,995
53,275	ProAssurance Corp.	2,670,143
1,308,567	Regions Financial Corp.	10,625,564
84	RenaissanceRe Holdings Ltd. (Bermuda)	9,463
75,513	St. Joe Co. (The)(b)	1,201,412
66,289	Talmer Bancorp, Inc., Class A	1,064,601
76	Torchmark Corp.	4,130
304,941	Travelers Cos., Inc. (The)	32,640,885
82,120	Validus Holdings Ltd.	3,632,989
215,841	Voya Financial, Inc.	6,600,418
30,643	Walker & Dunlop, Inc.(b)	734,206
93,261	Washington Federal, Inc.	1,991,122
29,501	Waterstone Financial, Inc.	408,589
5,704	White Mountains Insurance Group Ltd.	4,067,465
8,943	World Acceptance Corp.(b)(c)	258,810

		326,858,410

	Health Care - 9.2%
206,123	AmerisourceBergen Corp.	18,460,376
1,829	Atrion Corp.	686,826
223,435	Biogen, Inc.(b)	61,011,161
12,960	Cutera, Inc.(b)	145,670
677,880	Express Scripts Holding Co.(b)	48,719,236
408,638	HCA Holdings, Inc.(b)	28,433,032
2	IDEXX Laboratories, Inc.(b)	140
25,641	Magellan Health, Inc.(b)	1,461,537
46	Masimo Corp.(b)	1,691
94,268	MEDNAX, Inc.(b)	6,547,855
30,530	PharMerica Corp.(b)	906,436
23,030	Triple-S Management Corp., Class B(b)	513,339

		166,887,299

	Industrials - 22.2%
35,132	AAR Corp.	738,123
106,639	ACCO Brands Corp.(b)	647,299
59,324	Actuant Corp., Class A	1,381,063
165,335	ADT Corp. (The)(c)	4,890,609
85,726	AGCO Corp.	4,180,857
10	Alamo Group, Inc.	530
631,824	American Airlines Group, Inc.	24,634,818
19,892	American Railcar Industries, Inc.	903,097
7,187	American Science & Engineering, Inc.	257,941
100,549	Avis Budget Group, Inc.(b)	2,641,422
671,578	Boeing Co. (The)	80,676,665
108,220	Cintas Corp.	9,298,262
16,525	CIRCOR International, Inc.	586,472
8,993	CRA International, Inc.(b)	167,540
317,455	Deere & Co.	24,447,210
788,341	Delta Air Lines, Inc.	34,915,623
70,171	DigitalGlobe, Inc.(b)	919,240
155,336	Dover Corp.	9,079,389
652,911	Emerson Electric Co.	30,020,848

22,013	EnPro Industries, Inc.	$978,918
29,680	Esterline Technologies Corp.(b)	2,336,113
141,954	Fluor Corp.	6,372,315
144	Fortune Brands Home & Security, Inc.	6,997
56,046	Graco, Inc.	4,073,423
48,274	Griffon Corp.	732,799
364,354	Illinois Tool Works, Inc.	32,817,365
123,364	Jacobs Engineering Group, Inc.(b)	4,839,570
28,994	Kforce, Inc.	646,566
54,143	Kirby Corp.(b)	2,742,343
78,575	L-3 Communications Holdings, Inc.	9,180,703
45,165	Lennox International, Inc.	5,411,670
72,634	Lincoln Electric Holdings, Inc.	3,867,034
11,169	Lindsay Corp.(c)	785,627
73,795	ManpowerGroup, Inc.	5,634,248
337,274	Masco Corp.	8,900,661
23,947	McGrath RentCorp	584,546
91,548	Meritor, Inc.(b)	625,273
33,414	Moog, Inc., Class A(b)	1,548,071
57,224	Nordson Corp.	3,458,046
182,817	Northrop Grumman Corp.	33,832,114
74,988	Oshkosh Corp.	2,469,355
7,134	P.A.M. Transportation Services, Inc.(b)	184,271
136,304	Parker-Hannifin Corp.	13,243,297
11,444	Powell Industries, Inc.	286,558
34,056	Quanex Building Products Corp.	630,377
153,251	Quanta Services, Inc.(b)	2,865,794
59,172	Tetra Tech, Inc.	1,567,466
83,194	Timken Co. (The)	2,208,801
93,049	United Rentals, Inc.(b)	4,457,978
28,446	Universal Truckload Services, Inc.	367,238
23,099	Valmont Industries, Inc.(c)	2,462,122
62,938	W.W. Grainger, Inc.	12,379,275
42,231	WESCO International, Inc.(b)	1,705,288

		404,589,230

	Information Technology - 13.5%
49,683	ADTRAN, Inc.	902,243
17,428	Alliance Fiber Optic Products, Inc.(b)	250,440
1,151,861	Applied Materials, Inc.	20,330,347
83,489	Aspen Technology, Inc.(b)	2,708,383
54	CEVA, Inc.(b)	1,250
131	Citrix Systems, Inc.(b)	9,230
1,185,795	Corning, Inc.	22,067,645
103,296	Cree, Inc.(b)	2,895,387
164	DHI Group, Inc.(b)	1,527
34,688	DST Systems, Inc.	3,656,462
33,849	Ebix, Inc.	1,154,928
25,779	EMCORE Corp.(b)	156,221
43	ePlus, Inc.(b)	4,072
4	Fair Isaac Corp.	382
229,088	Fiserv, Inc.(b)	21,662,561
83,056	Gartner, Inc.(b)	7,299,792
118	Genpact Ltd.(b)	2,823
82	Global Payments, Inc.	4,834
37,182	Insight Enterprises, Inc.(b)	878,611
264,632	Intuit, Inc.	25,275,002
386,768	Juniper Networks, Inc.	9,127,725
70,864	Kulicke & Soffa Industries, Inc. (Singapore)(b)	717,144
22	Leidos Holdings, Inc.	1,015
176,984	Motorola Solutions, Inc.	11,817,222
293,039	NetApp, Inc.	6,426,345
31,589	NETGEAR, Inc.(b)	1,180,481
413,683	ON Semiconductor Corp.(b)	3,541,126
33,762	Plantronics, Inc.	1,513,550
1,506,661	QUALCOMM, Inc.	68,312,010
135,020	Rackspace Hosting, Inc.(b)	2,728,754

Schedule of Investments(a)

82,843	Rovi Corp.(b)	$1,612,125
31,285	Rudolph Technologies, Inc.(b)	400,761
26,829	ScanSource, Inc.(b)	841,894
155	Take-Two Interactive Software, Inc.(b)	5,378
35,161	Tech Data Corp.(b)	2,194,046
133,321	Teradata Corp.(b)	3,245,033
206,006	Teradyne, Inc.	4,002,697
26,500	Ultratech, Inc.(b)	534,505
111,777	VeriSign, Inc.(b)(c)	8,450,341
69	WebMD Health Corp.(b)	3,527
12	Western Union Co. (The)	214
1,014,805	Xerox Corp.	9,894,349
126	Zix Corp.(b)	566

		245,812,948

	Materials - 4.0%
1	AEP Industries, Inc.	85
91	Avery Dennison Corp.	5,541
6	Ball Corp.	401
49,239	Carpenter Technology Corp.	1,366,875
67,334	Chemtura Corp.(b)	1,766,844
17,821	Clearwater Paper Corp.(b)	697,870
19,287	Innophos Holdings, Inc.	515,156
42	Kaiser Aluminum Corp.	3,265
30,600	Kraton Performance Polymers, Inc.(b)	449,208
440,886	Monsanto Co.	39,944,272
336,136	Mosaic Co. (The)	8,100,878
86,495	PolyOne Corp.	2,340,555
71,814	Reliance Steel & Aluminum Co.	4,089,089
89,524	Resolute Forest Products, Inc.(b)	504,915
197,897	Sealed Air Corp.	8,020,765
45,333	Sensient Technologies Corp.	2,705,020
64,406	Worthington Industries, Inc.	1,970,179

		72,480,918

	Telecommunication Services - 0.0%
35,874	General Communication, Inc., Class A(b)	650,037

	Utilities - 0.8%
674,458	AES Corp. (The)	6,407,351
357,690	Calpine Corp.(b)	5,476,234
314,926	NRG Energy, Inc.	3,350,812

		15,234,397

	Total Common Stocks and Other Equity Interests (Cost $1,855,594,302)	1,823,073,208

	Money Market Fund - 0.1%
1,568,738	Invesco Premier Portfolio - Institutional Class, 0.34%(d) (Cost $1,568,738)	1,568,738

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,857,163,040)-100.2%	1,824,641,946

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
34,065,583	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $34,065,583)	34,065,583

	Total Investments (Cost $1,891,228,623)(f)-102.1%	1,858,707,529
	Other assets less liabilities-(2.1)%	(38,246,806)

Net Assets-100.0%	$1,820,460,723

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,908,444,120. The net unrealized depreciation was $49,736,591, which consisted of aggregate gross unrealized appreciation of $54,647,126 and aggregate gross unrealized depreciation of $104,383,717.

The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT*	$2,502,438	$438,338	$(2,337,991)	$(6,133)	$(596,652)	$-	$188,710

*	At January 31, 2016, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.4%
3,227	Aaron’s, Inc.	$73,834
15,316	Best Buy Co., Inc.	427,776
1,066	Cracker Barrel Old Country Store, Inc.	139,891
5,696	Darden Restaurants, Inc.	359,190
18,080	Gap, Inc. (The)	446,938
6,701	Genuine Parts Co.	577,425
5,540	Hasbro, Inc.	411,511
2,177	John Wiley & Sons, Inc., Class A	90,999
6,049	Leggett & Platt, Inc.	251,094
40,761	Lowe’s Cos., Inc.	2,920,933
40,816	McDonald’s Corp.	5,052,204
1,675	Meredith Corp.	70,869
237	NACCO Industries, Inc., Class A	11,279
59,984	NIKE, Inc., Class B	3,719,608
2,914	Polaris Industries, Inc.	215,170
18,139	Ross Stores, Inc.	1,020,500
27,384	Target Corp.	1,983,149
5,699	Tiffany & Co.	363,824
29,976	TJX Cos., Inc. (The)	2,135,490
18,950	VF Corp.	1,186,270
19,169	Yum! Brands, Inc.	1,387,261

		22,845,215

	Consumer Staples - 25.1%
87,153	Altria Group, Inc.	5,325,920
1,242	Andersons, Inc. (The)	36,403
26,525	Archer-Daniels-Midland Co.	937,659
5,421	Brown-Forman Corp., Class B	530,391
6,332	Bunge Ltd.	392,647
1,734	Casey’s General Stores, Inc.	209,363
5,828	Church & Dwight Co., Inc.	489,552
5,738	Clorox Co. (The)	740,489
193,314	Coca-Cola Co. (The)	8,297,037
39,868	Colgate-Palmolive Co.	2,692,286
19,443	Costco Wholesale Corp.	2,938,226
49,221	CVS Health Corp.	4,754,256
9,431	Flowers Foods, Inc.	193,713
26,567	General Mills, Inc.	1,501,301
11,758	Hormel Foods Corp.	945,461
829	J & J Snack Foods Corp.	89,515
5,320	JM Smucker Co. (The)	682,662
15,753	Kellogg Co.	1,156,900
16,135	Kimberly-Clark Corp.	2,072,057
1,212	Lancaster Colony Corp.	123,236
5,169	McCormick & Co., Inc.	454,717
2,543	Nu Skin Enterprises, Inc., Class A	80,486
64,757	PepsiCo, Inc.	6,430,370
120,930	Procter & Gamble Co. (The)	9,878,772
63,524	Reynolds American, Inc.	3,173,024
25,093	Sysco Corp.	998,952
1,674	Tootsie Roll Industries, Inc., Class A	54,941
1,009	Universal Corp.	55,223
5,449	Vector Group Ltd.	127,071
46,506	Walgreens Boots Alliance, Inc.	3,707,458

142,505	Wal-Mart Stores, Inc.	$9,456,632

		68,526,720

	Energy - 10.8%
3,298	Alliance Resource Partners LP	46,700
5,727	Buckeye Partners LP	333,540
83,657	Chevron Corp.	7,233,821
54,880	ConocoPhillips	2,144,710
89,156	Enterprise Products Partners LP	2,131,720
24,435	EOG Resources, Inc.	1,735,374
136,062	Exxon Mobil Corp.	10,592,427
4,887	Genesis Energy LP	138,888
4,791	Helmerich & Payne, Inc.	243,383
2,607	Holly Energy Partners LP	67,547
10,109	Magellan Midstream Partners LP	649,301
7,647	Murphy Oil Corp.	149,957
33,948	Occidental Petroleum Corp.	2,336,641
9,302	ONEOK, Inc.	231,713
17,679	Plains All American Pipeline LP	373,204
11,577	Sunoco Logistics Partners LP	257,820
2,853	TC Pipelines LP	123,364
33,327	Williams Cos., Inc. (The)	643,211

		29,433,321

	Financials - 5.8%
18,969	Aflac, Inc.	1,099,443
3,625	American Equity Investment Life Holding Co.	65,939
2,927	Assurant, Inc.	237,994
4,285	Axis Capital Holdings Ltd.	231,004
691	BancFirst Corp.	38,655
3,924	Bank of the Ozarks, Inc.	173,990
6,266	Brown & Brown, Inc.	189,547
14,410	Chubb Ltd.	1,629,339
7,283	Cincinnati Financial Corp.	419,719
4,332	Commerce Bancshares, Inc.	178,175
1,825	Community Bank System, Inc.	68,693
780	Community Trust Bancorp, Inc.	27,175
2,766	Cullen/Frost Bankers, Inc.	132,381
6,505	Digital Realty Trust, Inc. REIT	520,920
5,166	Eaton Vance Corp.	148,058
3,747	Equity Lifestyle Properties, Inc. REIT	247,002
2,053	Erie Indemnity Co., Class A	197,314
2,935	Essex Property Trust, Inc. REIT	625,478
1,841	FactSet Research Systems, Inc.	277,439
3,082	Federal Realty Investment Trust REIT	464,858
564	First Financial Corp.	18,640
26,736	Franklin Resources, Inc.	926,670
20,671	HCP, Inc. REIT	742,916
502	Infinity Property & Casualty Corp.	39,854
18,841	Invesco Ltd.(b)	563,911
12,015	McGraw Hill Financial, Inc.	1,021,515
2,452	Mercury General Corp.	113,846
1,668	National Health Investors, Inc. REIT	101,214
6,052	National Retail Properties, Inc. REIT	259,873
11,621	Old Republic International Corp.	210,108
8,314	OMEGA Healthcare Investors, Inc. REIT	263,637
13,790	People’s United Financial, Inc.	198,162
3,112	Prosperity Bancshares, Inc.	131,949
11,095	Realty Income Corp. REIT	618,990
1,947	RenaissanceRe Holdings Ltd. (Bermuda)	219,330
1,925	RLI Corp.	114,153
7,318	SEI Investments Co.	287,158
1,127	Southside Bancshares, Inc.	25,391
1,882	StanCorp Financial Group, Inc.	215,790
11,161	T. Rowe Price Group, Inc.	791,873
4,260	Tanger Factory Outlet Centers, Inc. REIT	136,277
666	Tompkins Financial Corp.	37,309
2,187	UMB Financial Corp.	102,570

Schedule of Investments(a)

3,093	United Bankshares, Inc.	$103,863
593	Universal Health Realty Income Trust REIT	30,142
1,180	Urstadt Biddle Properties, Inc., Class A REIT	23,954
5,480	W.R. Berkley Corp.	274,822
15,730	Welltower, Inc. REIT	978,721
1,134	Westamerica Bancorp.	49,522
387	Westwood Holdings Group, Inc.	18,344
4,641	WP Carey, Inc. REIT	270,338

		15,863,965

	Health Care - 9.4%
66,307	Abbott Laboratories	2,509,720
9,140	AmerisourceBergen Corp.	818,578
9,367	Becton, Dickinson and Co.	1,361,681
3,284	C.R. Bard, Inc.	601,859
14,623	Cardinal Health, Inc.	1,189,873
109,748	Johnson & Johnson	11,462,081
62,836	Medtronic PLC	4,770,509
2,793	Owens & Minor, Inc.	96,777
6,508	Perrigo Co. PLC	940,927
16,692	Stryker Corp.	1,655,012
3,204	West Pharmaceutical Services, Inc.	183,333

		25,590,350

	Industrials - 12.9%
27,369	3M Co.	4,132,719
3,325	A.O. Smith Corp.	232,251
2,494	ABM Industries, Inc.	74,895
2,088	Brady Corp., Class A	46,855
6,384	C.H. Robinson Worldwide, Inc.	413,492
2,890	Carlisle Cos., Inc.	241,835
25,880	Caterpillar, Inc.	1,610,771
4,799	Cintas Corp.	412,330
2,215	CLARCOR, Inc.	103,795
2,581	Crane Co.	123,269
43,337	CSX Corp.	997,618
14,587	Deere & Co.	1,123,345
5,898	Donaldson Co., Inc.	166,206
6,888	Dover Corp.	402,604
29,095	Emerson Electric Co.	1,337,788
8,286	Expeditors International of Washington, Inc.	373,864
12,877	Fastenal Co.	522,291
12,552	FedEx Corp.	1,667,910
2,061	Franklin Electric Co., Inc.	56,224
14,052	General Dynamics Corp.	1,879,736
1,160	Gorman-Rupp Co. (The)	29,487
2,482	Graco, Inc.	180,392
3,199	Healthcare Services Group, Inc.	113,149
16,157	Illinois Tool Works, Inc.	1,455,261
3,978	ITT Corp.	129,086
5,094	J.B. Hunt Transport Services, Inc.	370,334
3,484	L-3 Communications Holdings, Inc.	407,071
3,221	Lincoln Electric Holdings, Inc.	171,486
504	Lindsay Corp.	35,451
13,659	Lockheed Martin Corp.	2,882,049
1,463	Matthews International Corp., Class A	73,018
1,063	McGrath RentCorp	25,948
1,658	MSA Safety, Inc.	70,962
2,150	MSC Industrial Direct Co., Inc., Class A	139,341
2,679	Nordson Corp.	161,892
13,272	Norfolk Southern Corp.	935,676
8,107	Northrop Grumman Corp.	1,500,281
6,044	Parker-Hannifin Corp.	587,235
1,656	Raven Industries, Inc.	24,857
13,384	Raytheon Co.	1,716,364
1,985	Regal Beloit Corp.	111,577
15,435	Republic Services, Inc.	674,509

5,898	Robert Half International, Inc.	$258,155
9,716	Rollins, Inc.	267,676
4,481	Roper Technologies, Inc.	787,177
2,371	Ryder System, Inc.	126,066
6,655	Stanley Black & Decker, Inc.	627,833
795	Tennant Co.	43,017
2,436	Toro Co. (The)	181,531
39,428	United Technologies Corp.	3,457,441
1,024	Valmont Industries, Inc.	109,148
242	VSE Corp.	14,520
2,788	W.W. Grainger, Inc.	548,372
19,847	Waste Management, Inc.	1,050,899

		35,187,059

	Information Technology - 10.0%
13,871	Analog Devices, Inc.	747,092
20,501	Automatic Data Processing, Inc.	1,703,428
648	Badger Meter, Inc.	36,178
506	Cass Information Systems, Inc.	25,755
5,530	Harris Corp.	480,944
43,122	International Business Machines Corp.	5,381,194
3,553	Jack Henry & Associates, Inc.	288,433
10,630	Linear Technology Corp.	454,220
12,634	Maxim Integrated Products, Inc.	421,976
160	Mesa Laboratories, Inc.	16,640
9,029	Microchip Technology, Inc.	404,590
204,432	Microsoft Corp.	11,262,159
66,813	QUALCOMM, Inc.	3,029,301
45,091	Texas Instruments, Inc.	2,386,667
11,423	Xilinx, Inc.	574,234

		27,212,811

	Materials - 4.2%
9,576	Air Products & Chemicals, Inc.	1,213,375
3,204	Airgas, Inc.	448,560
4,987	Albemarle Corp.	262,516
2,772	AptarGroup, Inc.	202,079
4,266	Bemis Co., Inc.	204,213
1,494	Compass Minerals International, Inc.	111,826
13,126	Ecolab, Inc.	1,415,902
2,246	H.B. Fuller Co.	83,596
3,567	International Flavors & Fragrances, Inc.	417,196
19,551	Monsanto Co.	1,771,321
14,207	Nucor Corp.	555,067
11,969	PPG Industries, Inc.	1,138,491
12,661	Praxair, Inc.	1,266,100
2,901	Royal Gold, Inc.	86,421
5,914	RPM International, Inc.	232,125
4,138	Sherwin-Williams Co. (The)	1,057,962
2,684	Silgan Holdings, Inc.	141,903
4,487	Sonoco Products Co.	177,281
988	Stepan Co.	44,420
3,532	Valspar Corp. (The)	276,662
5,808	Westlake Chemical Corp.	264,148

		11,371,164

	Telecommunication Services - 7.0%
273,458	AT&T, Inc.	9,860,895
713	Atlantic Tele-Network, Inc.	54,894
4,514	Telephone & Data Systems, Inc.	104,680
180,863	Verizon Communications, Inc.	9,037,724

		19,058,193

	Utilities - 6.4%
5,039	Alliant Energy Corp.	329,248
1,629	American States Water Co.	73,957
4,129	AmeriGas Partners LP	158,677
7,842	Aqua America, Inc.	247,258
4,512	Atmos Energy Corp.	312,321
2,766	Avista Corp.	102,425
2,236	Black Hills Corp.	110,190

Schedule of Investments(a)

2,126	California Water Service Group	$53,341
676	Chesapeake Utilities Corp.	42,568
13,032	Consolidated Edison, Inc.	904,291
26,463	Dominion Resources, Inc.	1,909,835
30,597	Duke Energy Corp.	2,303,954
14,482	Edison International	894,988
14,099	Eversource Energy	758,526
1,924	Laclede Group, Inc. (The)	123,021
8,680	MDU Resources Group, Inc.	146,518
1,539	MGE Energy, Inc.	74,565
3,762	National Fuel Gas Co.	170,531
3,814	New Jersey Resources Corp.	134,329
20,471	NextEra Energy, Inc.	2,286,815
1,213	Northwest Natural Gas Co.	63,015
29,908	PPL Corp.	1,048,575
7,772	Questar Corp.	158,471
6,353	SCANA Corp.	399,921
908	SJW Corp.	29,601
3,077	South Jersey Industries, Inc.	76,494
40,403	Southern Co. (The)	1,976,515
7,665	UGI Corp.	260,610
3,676	Vectren Corp.	153,804
14,032	WEC Energy Group, Inc.	774,987
6,282	Westar Energy, Inc.	273,644
2,212	WGL Holdings, Inc.	147,739
22,558	Xcel Energy, Inc.	862,167

		17,362,901

	Total Investments (Cost $236,751,150)(c)-100.0%	272,451,699
	Other assets less liabilities-0.0%	65,600

	Net Assets-100.0%	$272,517,299

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.	$921,802	$25,708	$(138,962)	$(214,684)	$(29,953)	$563,911	$17,130

(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $239,953,522. The net unrealized appreciation was $32,498,177, which consisted of aggregate gross unrealized appreciation of $48,348,618 and aggregate gross unrealized depreciation of $15,850,441.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 100.4%
	Banks - 71.8%
426,500	Bank of America Corp., 6.20%, Series CC(b)	$10,854,425
659,524	Bank of America Corp., 6.20%, Series D(c)	17,101,457
90,597	Bank of America Corp., 6.38%, Series 3(c)	2,315,659
1,090,797	Bank of America Corp., 6.50%, Series Y(c)	28,415,262
1,181,704	Bank of America Corp., 6.63%, Series W	31,279,705
877,273	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	22,616,098
971,514	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	25,259,364
716,742	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	18,807,310
2,656,460	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	69,918,027
140,597	BB&T Corp., 5.20%, Series G(c)	3,557,104
1,937,487	BB&T Corp., 5.63%, Series E(c)	50,025,914
461,439	BB&T Corp., 5.85%	12,089,702
499,944	Citigroup, Inc., 5.80%, Series C(c)	12,588,590
425,000	Citigroup, Inc., 6.30%, Series S(b)	10,731,250
1,223,633	Citigroup, Inc., 6.88%, Series K	33,613,198
953,528	Citigroup, Inc., 7.13%, Series J	26,002,709
444,576	Fifth Third Bancorp, 6.63%, Series I	12,470,357
342,783	First Niagara Financial Group, Inc., 8.63%, Series B	9,323,698
4,757,097	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	123,969,948
1,628,094	HSBC Holdings PLC, 8.13% (United Kingdom)(c)	43,356,143
325,066	HSBC USA, Inc., 6.50%, Series H	8,419,209
832,431	ING Groep NV, 6.13% (Netherlands)	21,226,990
180,969	ING Groep NV, 6.20% (Netherlands)	4,607,471
1,481,552	ING Groep NV, 6.38% (Netherlands)	38,342,566
984,609	JPMorgan Chase & Co., 5.45%, Series P(c)	24,831,839
1,463,585	JPMorgan Chase & Co., 5.50%, Series O(c)	36,896,978
1,212,392	JPMorgan Chase & Co., 6.10%, Series AA(c)	31,097,855
1,306,978	JPMorgan Chase & Co., 6.13%, Series Y	33,824,591
1,318,312	JPMorgan Chase & Co., 6.15%, Series BB	33,801,520
129,599	JPMorgan Chase & Co., 6.30%, Series W	3,381,238
639,287	JPMorgan Chase & Co., 6.70%, Series T	17,484,499
324,856	KKR Financial Holdings LLC, 7.38%, Series A	8,582,696
1,880,965	PNC Financial Services Group, Inc. (The), 6.13%, Series P(c)	52,441,304
515,280	Regions Financial Corp., 6.38%, Series A(c)	13,438,502
478,859	Regions Financial Corp., 6.38%, Series B	12,661,032
529,174	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)(c)	13,107,640
141,297	Royal Bank of Scotland Group PLC, 6.13%, Series R (United Kingdom)(c)	3,533,838
483,924	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,233,599
1,115,175	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	28,548,480

428,257	SunTrust Banks, Inc., 5.88%, Series E(c)	$11,079,009
865,748	U.S. Bancorp, 5.15%, Series H(c)	22,422,873
488,826	U.S. Bancorp, 6.00%, Series G	12,934,336
1,121,837	U.S. Bancorp, 6.50%, Series F	32,006,010
59,990	Wells Fargo & Co., 5.13%, Series O(c)	1,518,947
1,047,622	Wells Fargo & Co., 5.20%	26,620,075
461,432	Wells Fargo & Co., 5.25%, Series P	11,724,987
820,357	Wells Fargo & Co., 5.70%, Series W(b)	20,755,032
1,527,710	Wells Fargo & Co., 5.85%	39,491,303
550,220	Wells Fargo & Co., 6.00%, Series T(c)	14,459,782
614,038	Wells Fargo & Co., 6.00%, Series V(c)	16,081,655
194,110	Wells Fargo & Co., 6.63%	5,559,310
12,140	Wells Fargo & Co., 7.50%, Series L	14,228,080
2,026,411	Wells Fargo & Co., 8.00%, Series J	56,739,508

		1,248,378,674

	Capital Markets - 15.2%
552,267	Bank of New York Mellon Corp. (The), 5.20%	14,242,966
485,336	Charles Schwab Corp. (The), 6.00%, Series B(c)	12,846,844
559,196	Charles Schwab Corp. (The), 6.00%, Series C	14,634,159
975,680	Goldman Sachs Group, Inc. (The), 5.50%, Series J(c)	24,362,729
1,066,614	Goldman Sachs Group, Inc. (The), 5.95%(c)	27,550,640
675,809	Goldman Sachs Group, Inc. (The), 6.20%, Series B	17,496,695
429,534	Goldman Sachs Group, Inc. (The), 6.38%, Series K(c)	11,679,029
705,853	Morgan Stanley, 6.38%, Series I	18,345,119
403,896	Morgan Stanley, 6.63%, Series G(c)	10,820,374
901,841	Morgan Stanley, 6.88%, Series F(c)	25,287,622
955,944	Morgan Stanley, 7.13%, Series E(c)	27,177,488
350,656	Northern Trust Corp., 5.85%, Series C(c)	9,341,476
642,623	State Street Corp., 5.25%, Series C	16,566,821
718,772	State Street Corp., 5.90%, Series D	19,334,967
557,619	State Street Corp., 6.00%	14,682,108

		264,369,037

	Consumer Finance - 5.7%
595,091	Ally Financial, Inc., 8.50%, Series A	14,996,293
919,628	Capital One Financial Corp., 6.00%, Series B(c)	23,836,758
492,910	Capital One Financial Corp., 6.20%, Series F(c)	12,869,880
409,253	Capital One Financial Corp., 6.25%, Series C	10,746,984
290,565	Capital One Financial Corp., 6.70%, Series D	7,909,179
552,116	Discover Financial Services, 6.50%, Series B	14,327,410
572,396	HSBC Finance Corp., 6.36%, Series B	14,681,958

		99,368,462

	Insurance - 7.7%
818,595	Aegon NV, 6.38% (Netherlands)	20,947,846
282,390	Aegon NV, 6.50% (Netherlands)	7,361,907
332,728	Allstate Corp. (The), 5.63%(c)	8,591,037
133,915	Allstate Corp. (The), 6.25%, Series F	3,572,852
730,221	Allstate Corp. (The), 6.63%, Series E	20,059,171
324,878	Allstate Corp. (The), 6.75%, Series C	9,070,594
310,469	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	8,072,194
267,232	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,913,292
375,568	Axis Capital Holdings Ltd., 6.88%, Series C	9,828,615
112,051	PartnerRe Ltd., 5.88%, Series F (Bermuda)	2,998,485
471,998	PartnerRe Ltd., 7.25%, Series E (Bermuda)	13,881,461

Schedule of Investments(a)

352,709	Prudential PLC, 6.50% (United Kingdom)	$9,501,980
211,682	Prudential PLC, 6.75% (United Kingdom)	5,541,835
289,230	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	7,259,673

		133,600,942

	Total Preferred Stocks and Other Equity Interests (Cost $1,646,814,440)	1,745,717,115

	Money Market Fund - 0.1%
1,837,372	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $1,837,372)	1,837,372

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,648,651,812)-100.5%	1,747,554,487

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
44,382,955	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $44,382,955)	44,382,955

	Total Investments (Cost $1,693,034,767)(f)-103.0%	1,791,937,442
	Other assets less liabilities-(3.0)%	(52,667,010)

	Net Assets-100.0%	$1,739,270,432

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,701,395,130. The net unrealized appreciation was $90,542,312, which consisted of aggregate gross unrealized appreciation of $107,313,094 and aggregate gross unrealized depreciation of $16,770,782.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	21.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 1.5%
40,075	Lockheed Martin Corp.	$8,455,825

	Banks - 7.1%
203,588	Community Bank System, Inc.	7,663,052
134,945	Cullen/Frost Bankers, Inc.(b)	6,458,468
744,641	People’s United Financial, Inc.(b)	10,700,491
225,818	United Bankshares, Inc.(b)	7,582,969
199,446	Westamerica Bancorp.(b)	8,709,807

		41,114,787

	Beverages - 1.7%
227,443	Coca-Cola Co. (The)	9,761,854

	Commercial Services & Supplies - 1.4%
360,654	Brady Corp., Class A	8,093,076

	Diversified Telecommunication Services - 6.1%
519,035	AT&T, Inc.	18,716,402
335,607	Verizon Communications, Inc.	16,770,282

		35,486,684

	Electric Utilities - 10.0%
220,863	Duke Energy Corp.	16,630,984
403,819	PPL Corp.	14,157,894
339,600	Southern Co. (The)	16,613,232
245,704	Westar Energy, Inc.	10,702,866

		58,104,976

	Electrical Equipment - 1.9%
235,992	Emerson Electric Co.	10,850,912

	Energy Equipment & Services - 2.2%
253,668	Helmerich & Payne, Inc.(b)	12,886,334

	Food & Staples Retailing - 1.5%
222,343	Sysco Corp.	8,851,475

	Food Products - 3.2%
162,299	General Mills, Inc.	9,171,516
131,036	Kellogg Co.	9,623,284

		18,794,800

	Gas Utilities - 5.3%
169,088	Laclede Group, Inc. (The)	10,811,487
244,783	Northwest Natural Gas Co.	12,716,477
359,913	Questar Corp.	7,338,626

		30,866,590

	Hotels, Restaurants & Leisure - 4.1%
218,242	Darden Restaurants, Inc.	13,762,340
82,614	McDonald’s Corp.	10,225,961

		23,988,301

	Household Products - 3.8%
76,721	Kimberly-Clark Corp.	9,852,511
147,093	Procter & Gamble Co. (The)	12,016,027

		21,868,538

	Insurance - 7.4%
152,536	Cincinnati Financial Corp.	$8,790,650
91,877	Erie Indemnity Co., Class A	8,830,298
288,670	Mercury General Corp.	13,402,948
642,111	Old Republic International Corp.	11,609,367

		42,633,263

	Machinery - 1.9%
174,342	Caterpillar, Inc.	10,851,046

	Media - 1.9%
263,192	Meredith Corp.	11,135,654

	Metals & Mining - 1.8%
271,433	Nucor Corp.	10,604,887

	Multi-Utilities - 9.5%
427,861	Avista Corp.	15,843,693
210,677	Consolidated Edison, Inc.	14,618,877
752,925	MDU Resources Group, Inc.	12,709,374
193,293	SCANA Corp.	12,167,794

		55,339,738

	Oil, Gas & Consumable Fuels - 15.5%
160,634	Chevron Corp.	13,890,022
314,979	ConocoPhillips	12,309,379
135,176	Exxon Mobil Corp.	10,523,452
536,449	Murphy Oil Corp.	10,519,765
161,044	Occidental Petroleum Corp.	11,084,659
830,253	ONEOK, Inc.	20,681,602
557,301	Williams Cos., Inc. (The)	10,755,909

		89,764,788

	Personal Products - 2.0%
360,370	Nu Skin Enterprises, Inc., Class A(b)	11,405,711

	Semiconductors & Semiconductor Equipment - 1.4%
241,541	Maxim Integrated Products, Inc.	8,067,469

	Tobacco - 8.8%
200,465	Altria Group, Inc.	12,250,416
199,726	Reynolds American, Inc.	9,976,314
203,646	Universal Corp.	11,145,546
744,511	Vector Group Ltd.(b)	17,361,996

		50,734,272

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $586,838,906)-100.0%	579,660,980

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.6%
38,107,538	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(c)(d) (Cost $38,107,538)	38,107,538

	Total Investments (Cost $624,946,444)(e)-106.6%	617,768,518
	Other assets less liabilities-(6.6)%	(38,141,390)

	Net Assets-100.0%	$579,627,128

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $629,768,862. The net unrealized depreciation was $12,000,344, which consisted of aggregate gross unrealized appreciation of $39,575,032 and aggregate gross unrealized depreciation of $51,575,376.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 8.2%
914,558	BHP Billiton Ltd. ADR(a)	$20,037,966
1,107,014	BHP Billiton PLC ADR(a)	21,752,825
665,261	Westpac Banking Corp. ADR(a)	14,602,479

		56,393,270

	Belgium - 1.1%
62,819	Anheuser-Busch InBev NV ADR	7,905,143

	Bermuda - 2.8%
25,488	RenaissanceRe Holdings Ltd.	2,871,223
1,426,374	Teekay LNG Partners LP	16,431,829

		19,303,052

	Brazil - 1.0%
457,572	Ultrapar Participacoes SA ADR	6,840,701

	Canada - 16.4%
292,263	BCE, Inc.	11,778,199

322,523	Brookfield Infrastructure Partners LP(a)	11,594,702
70,049	Canadian National Railway Co.	3,746,921
331,427	Canadian Natural Resources Ltd.	7,046,138
305,598	Enbridge, Inc.	10,573,691
93,764	Franco-Nevada Corp.(a)	4,135,930
106,883	Imperial Oil Ltd.(a)	3,271,688
111,909	Magna International, Inc.	3,870,932
219,443	Ritchie Bros. Auctioneers, Inc.(a)	5,020,856
271,358	Rogers Communications, Inc., Class B	9,277,730
564,738	Shaw Communications, Inc., Class B	9,758,672
389,458	Suncor Energy, Inc.	9,171,736
344,390	TELUS Corp.	9,549,935
430,146	TransCanada Corp.	14,865,846

		113,662,976

	Colombia - 1.7%
402,658	Bancolombia SA (Preference Shares) ADR(a)	11,878,411

	Denmark - 0.5%
63,419	Novo Nordisk A/S, Class B ADR	3,543,220

	France - 1.3%
216,020	Sanofi ADR	8,995,073

	Germany - 0.4%
66,813	Fresenius Medical Care AG & Co. KGaA ADR(a)	2,972,510

	India - 2.9%
75,616	Axis Bank Ltd. GDR(b)	2,294,946
29,106	HDFC Bank Ltd. ADR	1,755,965
595,684	ICICI Bank Ltd. ADR	3,961,298
363,235	Infosys Ltd. ADR	6,505,539
152,965	Larsen & Toubro Ltd. GDR(b)	2,470,385
100,921	Reliance Industries Ltd. GDR(b)	3,057,906

		20,046,039

	Ireland - 0.1%
4,216	Shire PLC ADR(a)	$709,553

	Israel - 0.8%
90,498	Teva Pharmaceutical Industries Ltd. ADR	5,563,817

	Italy - 0.4%
47,555	Luxottica Group SpA ADR	2,926,535

	Japan - 1.9%
178,019	Honda Motor Co. Ltd. ADR	4,810,073
69,210	Nippon Telegraph & Telephone Corp. ADR	2,959,420
72,625	ORIX Corp. ADR	5,181,068

		12,950,561

	Kazakhstan - 1.6%
1,694,270	KazMunaiGas Exploration Production JSC GDR(b)	11,266,896

	Mexico - 0.7%
319,088	America Movil SAB de CV, Series L ADR	4,511,904

	Netherlands - 0.3%
23,232	ASML Holding NV(a)	2,133,627

	Norway - 2.0%
1,002,417	Statoil ASA ADR(a)	13,632,871

	Russia - 4.9%
435,058	LUKOIL PJSC ADR	14,648,403
137,154	Magnit PJSC GDR(b)	5,355,864
63,185	NovaTek OAO GDR(b)	5,437,069
2,345,191	Rosneft Oil Co. OAO GDR(b)	8,325,428

		33,766,764

	South Africa - 1.8%
485,200	Sasol Ltd. ADR	12,615,200

	Sweden - 1.4%
1,093,516	Telefonaktiebolaget LM Ericsson, Class B ADR	9,732,292

	Switzerland - 3.7%
568,393	ABB Ltd. ADR(a)	9,833,199
96,329	Novartis AG ADR	7,510,772
112,722	Syngenta AG ADR	8,327,901

		25,671,872

	United Kingdom - 24.9%
4,219,598	AMEC Foster Wheeler PLC ADR(a)	25,401,980
35,955	ARM Holdings PLC ADR(a)	1,548,941
569,612	Barclays PLC ADR	6,140,417
89,227	British American Tobacco PLC ADR	9,905,089
178,122	BT Group PLC ADR(a)	6,209,333
68,253	Diageo PLC ADR	7,348,801
390,398	GlaxoSmithKline PLC ADR	16,119,534
412,238	HSBC Holdings PLC ADR(a)	14,593,225
142,551	Intercontinental Hotels Group PLC ADR(a)	4,724,140
1,372,309	Pearson PLC ADR	15,411,030
104,489	Pentair PLC	4,923,522
143,870	Prudential PLC ADR	5,659,846
529,391	Rio Tinto PLC ADR(a)	13,049,488
138,890	Smith & Nephew PLC ADR	4,661,148
181,244	Unilever NV	8,049,046
188,848	Unilever PLC ADR	8,360,301
407,254	Vodafone Group PLC ADR	13,113,579

Schedule of Investments

64,595	WPP PLC ADR(a)	$7,027,936

		172,247,356

	United States - 19.2%
48,433	Accenture PLC, Class A	5,111,619
193,001	Allied World Assurance Co. Holdings AG	7,061,907
97,090	Axis Capital Holdings Ltd.	5,234,122
85,195	Bunge Ltd.	5,282,942
52,546	Chubb Ltd.	5,941,376
41,360	Core Laboratories NV(a)	4,069,824
170,752	Eaton Corp. PLC	8,624,684
1,074,736	Ensco PLC, Class A	10,510,918
362,808	Garmin Ltd.	12,763,585
245,158	Invesco Ltd.(c)	7,337,579
164,123	Lazard Ltd., Class A	5,906,787
574,835	Maiden Holdings Ltd.	7,357,888
1,502,354	OFG Bancorp(a)	8,443,229
5,911	Perrigo Co. PLC	854,612
2,445,923	Teekay Offshore Partners LP(a)	11,055,572
1,819,194	Textainer Group Holdings Ltd.(a)	19,374,416
216,145	Thomson Reuters Corp.	8,083,823

		133,014,883

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $951,813,894)-100.0%	692,284,526

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 18.2%
125,842,030	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $125,842,030)	125,842,030

	Total Investments (Cost $1,077,655,924)(f)-118.2%	818,126,556
	Other assets less liabilities-(18.2)%	(126,015,589)

	Net Assets-100.0%	$692,110,967

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2016.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2016 was $38,208,494, which represented 5.52% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.	$ 14,328,131	$ 1,780,952	$ (4,985,717)	$ (2,775,721)	$ (1,010,066)	$ 7,337,579	$ 274,721

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,103,639,416. The net unrealized depreciation was $285,512,860, which consisted of aggregate gross unrealized appreciation of $32,317,875 and aggregate gross unrealized depreciation of $317,830,735.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 93.1%
1,053,105	Achillion Pharmaceuticals, Inc.(b)	$7,118,990
279,890	Acorda Therapeutics, Inc.(b)	10,305,550
107,401	Alexion Pharmaceuticals, Inc.(b)	15,673,028
99,545	Alnylam Pharmaceuticals, Inc.(b)	6,862,632
119,841	Amgen, Inc.	18,303,316
1,037,768	BioCryst Pharmaceuticals, Inc.(b)	7,233,243
66,835	Biogen, Inc.(b)	18,249,965
203,178	BioMarin Pharmaceutical, Inc.(b)	15,039,235
599,160	Celldex Therapeutics, Inc.(b)(c)	4,973,028
276,775	Emergent BioSolutions, Inc.(b)	10,129,965
1,954,115	Exelixis, Inc.(b)(c)	9,028,011
2,380,625	Geron Corp.(b)(c)	7,260,906
181,450	Gilead Sciences, Inc.	15,060,350
595,820	Halozyme Therapeutics, Inc.(b)	5,243,216
786,535	ImmunoGen, Inc.(b)(c)	6,677,682
167,851	Incyte Corp.(b)	11,843,567
343,588	Insys Therapeutics, Inc.(b)(c)	5,961,252
5,138,943	MannKind Corp.(b)(c)	5,125,068
256,454	Medivation, Inc.(b)	8,386,046
594,826	Momenta Pharmaceuticals, Inc.(b)	7,387,739
242,436	Myriad Genetics, Inc.(b)(c)	9,447,731
973,498	OPKO Health, Inc.(b)(c)	7,826,924
34,801	Regeneron Pharmaceuticals, Inc.(b)	14,619,552
369,096	Repligen Corp.(b)	8,175,476
247,604	Seattle Genetics, Inc.(b)(c)	8,165,980
69,292	United Therapeutics Corp.(b)	8,535,389
147,276	Vertex Pharmaceuticals, Inc.(b)	13,365,297

		265,999,138

	Pharmaceuticals - 6.9%
304,514	Dyax Corp.	338,010
1,177,204	Innoviva, Inc.(c)	11,795,584
586,664	Sucampo Pharmaceuticals, Inc., Class A(b)	7,421,300

		19,554,894

	Total Common Stocks (Cost $360,865,231)	285,554,032

	Money Market Fund - 0.0%
30,059	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $30,059)	30,059

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $360,895,290)-100.0%	285,584,091

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 18.2%
52,021,960	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $52,021,960)	$52,021,960

	Total Investments (Cost $412,917,250)(f)-118.2%	337,606,051
	Other assets less liabilities-(18.2)%	(52,028,495)

	Net Assets-100.0%	$285,577,556

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $415,122,869. The net unrealized depreciation was $77,516,818, which consisted of aggregate gross unrealized appreciation of $13,017,632 and aggregate gross unrealized depreciation of $90,534,450.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 16.0%
41,530	A.O. Smith Corp.	$2,900,870
21,802	American Woodmark Corp.(b)	1,504,338
70,616	Gibraltar Industries, Inc.(b)	1,499,884
38,882	Owens Corning	1,795,960
23,557	Universal Forest Products, Inc.	1,622,842

		9,323,894

	Construction & Engineering - 23.8%
84,335	Aegion Corp.(b)	1,520,560
56,501	Comfort Systems USA, Inc.	1,601,238
21,216	Dycom Industries, Inc.(b)	1,405,772
36,193	EMCOR Group, Inc.	1,654,020
69,500	Fluor Corp.	3,119,855
42,138	Jacobs Engineering Group, Inc.(b)	1,653,074
94,567	KBR, Inc.	1,348,525
84,335	Quanta Services, Inc.(b)	1,577,065

		13,880,109

	Construction Materials - 16.5%
94,419	Headwaters, Inc.(b)	1,507,872
20,857	Martin Marietta Materials, Inc.	2,619,222
81,260	Summit Materials, Inc., Class A(b)	1,289,596
30,596	US Concrete, Inc.(b)	1,391,506
32,294	Vulcan Materials Co.	2,848,331

		9,656,527

	Distributors - 3.2%
22,098	Pool Corp.	1,867,281

	Forest Products - 2.1%
58,803	Boise Cascade Co.(b)	1,214,870

	Heavy Electrical Equipment - 3.4%
94,958	Babcock & Wilcox Enterprises, Inc.(b)	1,960,883

	Home Furnishings - 5.0%
17,426	Mohawk Industries, Inc.(b)	2,899,861

	Home Improvement Retail - 13.4%
24,924	Home Depot, Inc. (The)	3,134,442
43,422	Lowe’s Cos., Inc.	3,111,620
105,760	Tile Shop Holdings, Inc. (The)(b)	1,598,034

		7,844,096

	Homebuilding - 10.7%
19,791	Cavco Industries, Inc.(b)	1,659,673
102,477	D.R. Horton, Inc.	2,819,142
1,086	NVR, Inc.(b)	1,792,986

		6,271,801

	Multi-Utilities - 3.0%
104,314	MDU Resources Group, Inc.	1,760,820

	Trading Companies & Distributors - 2.9%
42,440	Beacon Roofing Supply, Inc.(b)	1,718,820

	Total Common Stocks (Cost $58,361,644)	58,398,962

	Money Market Fund - 0.1%
57,232	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $57,232)	$57,232

	Total Investments (Cost $58,418,876)(d)-100.1%	58,456,194
	Other assets less liabilities-(0.1)%	(81,366)

	Net Assets-100.0%	$58,374,828

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $58,995,465. The net unrealized depreciation was $539,271, which consisted of aggregate gross unrealized appreciation of $4,286,838 and aggregate gross unrealized depreciation of $4,826,109.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Integrated Oil & Gas - 6.1%
62,249	Occidental Petroleum Corp.	$4,284,599

	Oil & Gas Exploration & Production - 46.5%
94,709	Apache Corp.	4,028,921
21,630	Cimarex Energy Co.	2,011,590
719,161	Denbury Resources, Inc.(b)	1,121,891
104,313	Devon Energy Corp.	2,910,333
57,066	EOG Resources, Inc.	4,052,827
464,186	EP Energy Corp., Class A(b)(c)	1,736,056
79,210	Hess Corp.	3,366,425
230,209	Laredo Petroleum, Inc.(b)(c)	1,786,422
1,263,873	Linn Energy LLC(b)	1,554,564
101,391	Matador Resources Co.(c)	1,625,298
89,895	Murphy Oil Corp.	1,762,841
66,624	Newfield Exploration Co.(c)	1,936,760
86,222	SM Energy Co.	1,205,383
292,108	Southwestern Energy Co.(b)(c)	2,596,840
455,897	Vanguard Natural Resources LLC(b)	1,208,127

		32,904,278

	Oil & Gas Refining & Marketing - 47.4%
144,157	Alon USA Energy, Inc.	1,813,495
100,950	Alon USA Partners LP(b)	1,947,325
97,967	Calumet Specialty Products Partners LP	1,648,785
53,366	CVR Energy, Inc.	1,868,877
118,745	CVR Refining LP	1,933,169
51,338	HollyFrontier Corp.	1,795,290
79,914	Marathon Petroleum Corp.	3,339,606
94,277	Northern Tier Energy LP	2,422,919
102,325	Par Pacific Holdings, Inc.(c)	2,447,614
61,548	PBF Energy, Inc., Class A	2,153,564
50,459	Phillips 66	4,044,289
21,780	Tesoro Corp.	1,900,305
64,170	Valero Energy Corp.	4,355,218
55,840	Western Refining, Inc.	1,837,136

		33,507,592

	Total Common Stocks and Other Equity Interests (Cost $95,188,832)	70,696,469

	Money Market Fund - 0.0%
16,830	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $16,830)	16,830

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $95,205,662)-100.0%	70,713,299

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.8%
9,022,125	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $9,022,125)	$9,022,125

	Total Investments (Cost $104,227,787)(f)-112.8%	79,735,424
	Other assets less liabilities-(12.8)%	(9,030,417)

	Net Assets-100.0%	$70,705,007

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $107,967,612. The net unrealized depreciation was $28,232,188, which consisted of aggregate gross unrealized appreciation of $1,982,238 and aggregate gross unrealized depreciation of $30,214,426.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 8.1%
126,282	Bunge Ltd.	$7,830,747
188,995	Fresh Del Monte Produce, Inc.	7,712,886
85,166	Ingredion, Inc.	8,577,919

		24,121,552

	Distillers & Vintners - 10.3%
145,651	Brown-Forman Corp., Class B	14,250,494
107,886	Constellation Brands, Inc., Class A	16,450,457

		30,700,951

	Food Retail - 11.9%
150,031	Ingles Markets, Inc., Class A	5,755,189
408,100	Kroger Co. (The)	15,838,361
1,203,520	SUPERVALU, Inc.(b)	5,476,016
202,077	Weis Markets, Inc.	8,208,368

		35,277,934

	Packaged Foods & Meats - 42.7%
151,161	Cal-Maine Foods, Inc.	7,629,096
159,360	Campbell Soup Co.	8,989,498
445,981	Dean Foods Co.	8,910,700
351,518	Flowers Foods, Inc.	7,220,180
265,583	General Mills, Inc.	15,008,095
112,796	Hormel Foods Corp.	9,069,926
68,633	JM Smucker Co. (The)	8,806,987
75,930	Lancaster Colony Corp.	7,720,562
98,337	McCormick & Co., Inc.	8,650,706
349,168	Mondelez International, Inc., Class A	15,049,141
119,185	Post Holdings, Inc., Class A(b)	6,972,323
2,454	Seaboard Corp.(b)	7,060,158
220,154	Snyder’s-Lance, Inc.	6,950,262
167,354	Tyson Foods, Inc., Class A	8,930,009

		126,967,643

	Restaurants - 10.8%
135,772	McDonald’s Corp.	16,805,858
249,460	Starbucks Corp.	15,159,684

		31,965,542

	Soft Drinks - 16.2%
42,611	Coca-Cola Bottling Co. Consolidated	7,495,275
164,102	Coca-Cola Enterprises, Inc.	7,617,615
93,423	Dr Pepper Snapple Group, Inc.	8,766,814
220,466	National Beverage Corp.(b)	9,114,065
153,973	PepsiCo, Inc.	15,289,519

		48,283,288

	Total Investments (Cost $291,153,286)(c)-100.0%	297,316,910
	Other assets less liabilities-0.0%	43,646

	Net Assets-100.0%	$297,360,556

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $292,053,607. The net unrealized appreciation was $5,263,303, which consisted of aggregate gross unrealized appreciation of $16,336,798 and aggregate gross unrealized depreciation of $11,073,495.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Airlines - 35.7%
69,459	Alaska Air Group, Inc.	$4,889,914
28,671	Allegiant Travel Co.	4,600,835
243,612	American Airlines Group, Inc.	9,498,432
215,450	Delta Air Lines, Inc.	9,542,281
150,173	Hawaiian Holdings, Inc.(b)	5,287,591
219,659	JetBlue Airways Corp.(b)	4,680,933
265,195	SkyWest, Inc.	3,983,229
221,667	Southwest Airlines Co.	8,339,113
178,748	United Continental Holdings, Inc.(b)	8,629,953
153,199	Virgin America, Inc.(b)	4,726,189

		64,178,470

	Broadcasting - 2.4%
946,992	Crown Media Holdings, Inc., Class A(b)	4,251,994

	Cable & Satellite - 5.2%
66,907	AMC Networks, Inc., Class A(b)	4,870,161
156,272	Starz, Class A(b)	4,442,813

		9,312,974

	Casinos & Gaming - 7.7%
272,222	Boyd Gaming Corp.(b)	4,848,274
37,759	Churchill Downs, Inc.	5,216,028
294,041	Isle of Capri Casinos, Inc.(b)	3,722,559

		13,786,861

	Hotels, Resorts & Cruise Lines - 2.0%
199,279	Diamond Resorts International, Inc.(b)	3,670,719

	Internet Retail - 7.3%
44,808	Expedia, Inc., Class A	4,527,400
8,155	Priceline Group, Inc. (The)(b)	8,684,831

		13,212,231

	Leisure Facilities - 9.1%
157,301	International Speedway Corp., Class A	5,370,256
104,690	Six Flags Entertainment Corp.	5,262,766
45,818	Vail Resorts, Inc.	5,727,250

		16,360,272

	Movies & Entertainment - 4.7%
88,214	Walt Disney Co. (The)	8,452,665

	Restaurants - 26.0%
120,507	BJ’s Restaurants, Inc.(b)	5,168,545
144,451	Dave & Buster’s Entertainment, Inc.(b)	5,239,238
567,601	Denny’s Corp.(b)	5,318,422
88,917	McDonald’s Corp.	11,006,146
95,328	Papa John’s International, Inc.	4,551,912
191,357	Sonic Corp.	5,622,069
163,347	Starbucks Corp.	9,926,597

		46,832,929

	Total Common Stocks (Cost $193,498,148)	180,059,115

	Money Market Fund - 0.0%
83,690	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $83,690)	83,690

	Total Investments (Cost $193,581,838)(d)-100.1%	180,142,805
	Other assets less liabilities-(0.1)%	(176,383)

	Net Assets-100.0%	$179,966,422

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $193,785,129. The net unrealized depreciation was $13,642,324, which consisted of aggregate gross unrealized appreciation of $6,212,291 and aggregate gross unrealized depreciation of $19,854,615.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 5.9%
129,973	Interpublic Group of Cos., Inc. (The)	$2,916,594
40,831	Omnicom Group, Inc.	2,994,954

		5,911,548

	Broadcasting - 20.3%
108,693	CBS Corp., Class B	5,162,918
514,327	Crown Media Holdings, Inc., Class A(b)	2,309,328
96,810	Discovery Communications, Inc., Class A(b)	2,670,988
359,901	Entravision Communications Corp., Class A	2,684,861
175,343	Gray Television, Inc.(b)	2,305,760
50,855	Nexstar Broadcasting Group, Inc., Class A	2,299,155
84,396	Sinclair Broadcast Group, Inc., Class A	2,785,068

		20,218,078

	Cable & Satellite - 22.9%
36,329	AMC Networks, Inc., Class A(b)	2,644,388
99,366	Cablevision Systems Corp., Class A	3,170,769
87,463	DISH Network Corp., Class A(b)	4,221,839
1,334,019	Sirius XM Holdings, Inc.(b)	4,935,870
84,880	Starz, Class A(b)	2,413,138
29,777	Time Warner Cable, Inc.	5,419,712

		22,805,716

	Catalog Retail - 2.9%
112,181	Liberty Interactive Corp. QVC Group, Series A(b)	2,923,437

	Internet Software & Services - 19.7%
7,146	Alphabet, Inc., Class A(b)	5,440,607
204,542	Bankrate, Inc.(b)	2,339,961
52,308	Facebook, Inc., Class A(b)	5,869,481
47,814	IAC/InterActiveCorp.	2,483,459
67,984	WebMD Health Corp.(b)	3,474,662

		19,608,170

	IT Consulting & Other Services - 2.5%
133,255	Acxiom Corp.(b)	2,491,869

	Movies & Entertainment - 12.9%
79,052	Time Warner, Inc.	5,568,423
58,814	Viacom, Inc., Class B	2,684,271
47,917	Walt Disney Co. (The)	4,591,407

		12,844,101

	Publishing - 8.2%
174,729	Gannett Co., Inc.	2,592,978
213,087	New York Times Co. (The), Class A	2,817,010
211,141	News Corp., Class A	2,738,499

		8,148,487

	Research & Consulting Services - 2.6%
24,603	IHS, Inc., Class A(b)	2,573,966

	Thrifts & Mortgage Finance - 2.1%
29,334	LendingTree, Inc.(b)	2,161,622

	Total Common Stocks (Cost $104,637,598)	99,686,994

	Money Market Fund - 0.1%
79,990	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $79,990)	79,990

	Total Investments (Cost $104,717,588)(d)-100.1%	99,766,984
	Other assets less liabilities-(0.1)%	$(132,374)

	Net Assets-100.0%	$99,634,610

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $105,241,130. The net unrealized depreciation was $5,474,146, which consisted of aggregate gross unrealized appreciation of $4,798,852 and aggregate gross unrealized depreciation of $10,272,998.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 8.8%
15,419	Citrix Systems, Inc.(b)	$1,086,423
11,050	SolarWinds, Inc.(b)	662,447

		1,748,870

	Communications Equipment - 49.5%
8,854	Arista Networks, Inc.(b)	531,506
21,219	ARRIS International PLC(b)	540,448
68,758	Brocade Communications Systems, Inc.	548,689
25,547	Ciena Corp.(b)	453,970
43,373	Cisco Systems, Inc.	1,031,844
6,275	F5 Networks, Inc.(b)	588,470
28,815	Infinera Corp.(b)	441,446
39,146	Juniper Networks, Inc.	923,846
32,300	Lumentum Holdings, Inc.(b)	637,279
16,452	Motorola Solutions, Inc.	1,098,500
14,693	NETGEAR, Inc.(b)	549,077
6,374	Palo Alto Networks, Inc.(b)	952,849
48,018	Polycom, Inc.(b)	489,303
56,995	Ruckus Wireless, Inc.(b)	479,328
18,827	Ubiquiti Networks, Inc.(b)	557,467

		9,824,022

	Electronic Components - 5.4%
21,560	Amphenol Corp., Class A	1,068,729

	Electronic Equipment & Instruments - 1.9%
23,216	Fitbit, Inc., Class A(b)(c)	385,386

	Electronic Manufacturing Services - 3.2%
50,220	QLogic Corp.(b)	643,820

	Internet Software & Services - 2.4%
8,971	LogMeIn, Inc.(b)	468,645

	Systems Software - 23.9%
13,711	Check Point Software Technologies Ltd. (Israel)(b)	1,080,564
14,736	CyberArk Software Ltd. (Israel)(b)	642,195
17,616	Fortinet, Inc.(b)	495,714
23,606	Gigamon, Inc.(b)	617,297
8,686	Proofpoint, Inc.(b)	437,427
16,783	Qualys, Inc.(b)	436,190
37,731	Rapid7, Inc.(b)	494,276
34,786	VASCO Data Security International, Inc.(b)(c)	539,183

		4,742,846

	Technology Hardware, Storage & Peripherals - 4.9%
10,058	Apple, Inc.	979,046

	Total Common Stocks (Cost $20,859,276)	19,861,364

	Money Market Fund - 0.3%
54,412	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $54,412)	$54,412

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,913,688)-100.3%	19,915,776

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.3%
651,750	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $651,750)	651,750

	Total Investments (Cost $21,565,438)(f)-103.6%	20,567,526
	Other assets less liabilities-(3.6)%	(712,421)

	Net Assets-100.0%	$19,855,105

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $21,630,978. The net unrealized depreciation was $1,063,452, which consisted of aggregate gross unrealized appreciation of $1,573,532 and aggregate gross unrealized depreciation of $2,636,984.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Drilling - 28.9%
82,364	Atwood Oceanics, Inc.	$504,891
57,007	Diamond Offshore Drilling, Inc.(b)	1,059,760
40,778	Helmerich & Payne, Inc.	2,071,523
124,592	Nabors Industries Ltd.	916,997
94,575	Noble Corp. PLC(b)	736,739
79,243	Patterson-UTI Energy, Inc.	1,139,514
63,632	Rowan Cos. PLC, Class A	804,945
206,778	Seadrill Ltd. (United Kingdom)(c)	428,031
165,652	Transocean Ltd.(b)	1,726,094
121,276	Transocean Partners LLC	975,059

		10,363,553

	Oil & Gas Equipment & Services - 62.8%
119,459	Archrock, Inc.	716,754
44,316	Baker Hughes, Inc.	1,928,189
34,377	Cameron International Corp.(c)	2,257,194
11,039	Core Laboratories NV	1,086,238
20,335	Dril-Quip, Inc.(c)	1,192,444
70,072	FMC Technologies, Inc.(c)	1,762,311
85,111	Forum Energy Technologies, Inc.(c)	954,094
76,764	Frank’s International NV	1,123,057
59,775	Halliburton Co.	1,900,247
296,702	McDermott International, Inc.(c)	818,897
29,622	Oceaneering International, Inc.	1,002,705
41,342	Oil States International, Inc.(c)	1,167,085
99,286	RPC, Inc.	1,238,096
30,247	Schlumberger Ltd.	2,185,951
82,738	Superior Energy Services, Inc.	853,029
140,819	TETRA Technologies, Inc.(c)	871,670
222,762	Weatherford International PLC(c)	1,501,416

		22,559,377

	Oil & Gas Storage & Transportation - 8.3%
164,198	DHT Holdings, Inc.	949,064
85,225	Nordic American Tankers Ltd.(b)	1,083,210
162,940	Tsakos Energy Navigation Ltd. (Greece)	948,311

		2,980,585

	Total Common Stocks and Other Equity Interests (Cost $60,382,576)	35,903,515

	Money Market Fund - 0.1%
30,799	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $30,799)	30,799

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $60,413,375)-100.1%	35,934,314

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.9%
2,121,200	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $2,121,200)	$2,121,200

	Total Investments (Cost $62,534,575)(f)-106.0%	38,055,514
	Other assets less liabilities-(6.0)%	(2,144,983)

	Net Assets-100.0%	$35,910,531

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $64,954,427. The net unrealized depreciation was $26,898,913, which consisted of aggregate gross unrealized appreciation of $368,561 and aggregate gross unrealized depreciation of $27,267,474.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 28.6%
465,874	Amgen, Inc.	$71,152,936
207,848	Biogen, Inc.(b)	56,754,975
540,804	Celgene Corp.(b)	54,253,457
705,364	Gilead Sciences, Inc.	58,545,212
2,046,444	Heron Therapeutics, Inc.(b)(c)(d)	42,954,860
575,101	Ligand Pharmaceuticals, Inc.(b)(c)	57,492,847
7,808,202	Novavax, Inc.(b)(c)	40,212,240

		381,366,527

	Health Care Equipment - 8.3%
1,341,757	Abbott Laboratories	50,785,502
1,617,375	Baxter International, Inc.	59,195,925

		109,981,427

	Pharmaceuticals - 63.1%
1,822,460	Akorn, Inc.(b)(c)	47,365,736
238,236	Allergan PLC(b)	67,761,466
1,122,751	Bristol-Myers Squibb Co.	69,790,202
3,185,734	Depomed, Inc.(b)(c)(d)	48,869,160
910,692	Eli Lilly & Co.	72,035,737
1,367,345	Impax Laboratories, Inc.(b)	51,234,417
744,145	Johnson & Johnson	77,718,504
1,648,004	Lannett Co., Inc.(b)(c)	42,040,582
1,430,590	Medicines Co. (The)(b)	49,441,190
1,411,763	Merck & Co., Inc.	71,534,031
1,177,868	Mylan NV(b)	62,061,865
404,967	Perrigo Co. PLC	58,550,129
2,323,233	Pfizer, Inc.	70,835,374
1,124,624	Prestige Brands Holdings, Inc.(b)	52,497,448

		841,735,841

	Total Common Stocks (Cost $1,405,258,612)	1,333,083,795

	Money Market Fund - 0.0%
252,121	Invesco Premier Portfolio – Institutional Class, 0.34%(e) (Cost $252,121)	252,121

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,405,510,733)-100.0%	1,333,335,916

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.3%
96,488,950	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(e)(f) (Cost $96,488,950)	96,488,950

	Total Investments (Cost $1,501,999,683)(g)-107.3%	1,429,824,866
	Other assets less liabilities-(7.3)%	(96,714,556)

	Net Assets - 100.0%	$1,333,110,310

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	Affiliated company. The Investment Company Act of 1940 as amended, defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
BioDelivery Sciences International, Inc. *	$34,829,025	$891,892	$(34,778,800)	$30,975,998	$(31,918,115)	$ -	$ -
Depomed, Inc.	68,663,799	47,380,769	(45,752,767)	(33,562,141)	12,139,500	48,869,160	-
Heron Therapeutics , Inc.	-	87,989,194	(11,234,267)	(29,206,632)	(4,593,435)	42,954,860	-
Ligand Pharmaceuticals, Inc. **	91,353,087	16,330,573	(70,049,328)	(9,188,091)	29,046,606	57,492,847	-
Omeros Corp. *	62,468,093	20,684,822	(58,439,533)	14,767,515	(39,480,897)	-	-

Total Investments in Affiliates	$257,314,004	$173,277,250	$(220,254,695)	$(26,213,351)	$(34,806,341)	$149,316,867	$ -

*	At January 31, 2016, this security was no longer held.
**	At January 31, 2016, this security was no longer affiliated.

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,512,469,998. The net unrealized depreciation was $82,645,132, which consisted of aggregate gross unrealized appreciation of $88,794,897 and aggregate gross unrealized depreciation of $171,440,029.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Apparel Retail - 17.4%
25,414	Abercrombie & Fitch Co., Class A	$666,863
17,094	Cato Corp. (The), Class A	689,401
38,329	Express, Inc.(b)	650,060
10,246	Foot Locker, Inc.	692,220
12,872	L Brands, Inc.	1,237,643

		3,936,187

	Automotive Retail - 16.1%
1,583	AutoZone, Inc.(b)	1,214,778
5,393	Lithia Motors, Inc., Class A	412,942
4,642	O’Reilly Automotive, Inc.(b)	1,211,098
43,682	Pep Boys-Manny, Moe & Jack (The)(b)	807,680

		3,646,498

	Computer & Electronics Retail - 4.8%
21,563	Best Buy Co., Inc.	602,254
18,851	GameStop Corp., Class A	494,085

		1,096,339

	Distributors - 3.1%
8,189	Pool Corp.	691,971

	Drug Retail - 10.8%
13,151	CVS Health Corp.	1,270,255
14,784	Walgreens Boots Alliance, Inc.	1,178,581

		2,448,836

	Food Retail - 18.0%
12,038	Ingles Markets, Inc., Class A	461,778
32,739	Kroger Co. (The)	1,270,600
37,859	Smart & Final Stores, Inc.(b)	608,773
27,560	Sprouts Farmers Market, Inc.(b)	628,368
96,560	SUPERVALU, Inc.(b)	439,348
16,212	Weis Markets, Inc.	658,531

		4,067,398

	Forest Products - 2.0%
21,792	Boise Cascade Co.(b)	450,223

	Home Improvement Retail - 7.7%
9,235	Home Depot, Inc. (The)	1,161,394
39,193	Tile Shop Holdings, Inc. (The)(b)	592,206

		1,753,600

	Hypermarkets & Super Centers - 7.4%
7,608	Costco Wholesale Corp.	1,149,721
7,002	PriceSmart, Inc.	536,073

		1,685,794

	Internet Software & Services - 2.8%
6,659	Stamps.com, Inc.(b)	624,747

	Specialty Stores - 4.7%
10,467	Outerwall, Inc.	353,784
3,970	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	719,245

		1,073,029

	Trading Companies & Distributors - 2.8%
15,728	Beacon Roofing Supply, Inc.(b)	636,984

	Trucking - 2.5%
1,564	AMERCO	573,441

	Total Common Stocks (Cost $24,068,278)	22, 685,047

	Money Market Fund - 0.2%
50,672	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $50,672)	$50,672

	Total Investments (Cost $24,118,950)(d)-100.3%	22,735,719

	Other assets less liabilities-(0.3)%	(58,731)

	Net Assets-100.0%	$22,676,988

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $24,236,853. The net unrealized depreciation was $1,501,134, which consisted of aggregate gross unrealized appreciation of $837,848 and aggregate gross unrealized depreciation of $2,338,982.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.3%
	Communications Equipment - 2.9%
32,683	InterDigital, Inc.	$1,472,042

	Electronic Components - 2.4%
151,362	InvenSense, Inc.(b)	1,242,682

	Semiconductor Equipment - 19.4%
59,143	Advanced Energy Industries, Inc.(b)	1,660,736
258,861	Amkor Technology, Inc.(b)	1,589,407
149,524	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,513,183
22,208	Lam Research Corp.	1,594,312
159,927	Photronics, Inc.(b)	1,909,528
83,609	Teradyne, Inc.	1,624,523

		9,891,689

	Semiconductors - 75.6%
52,286	Analog Devices, Inc.	2,816,124
56,823	Cirrus Logic, Inc.(b)	1,972,895
55,721	Inphi Corp.(b)	1,546,258
61,815	Integrated Device Technology, Inc.(b)	1,575,046
91,721	Intel Corp.	2,845,185
120,561	Intersil Corp., Class A	1,567,293
37,915	Linear Technology Corp.	1,620,108
44,025	Maxim Integrated Products, Inc.	1,470,435
100,175	MaxLinear, Inc., Class A(b)	1,540,692
203,130	Micron Technology, Inc.(b)	2,240,524
47,717	Microsemi Corp.(b)	1,512,629
25,420	Monolithic Power Systems, Inc.	1,590,529
100,691	NVIDIA Corp.	2,949,239
35,771	NXP Semiconductors NV (Netherlands)(b)	2,674,955
160,673	ON Semiconductor Corp.(b)	1,375,361
147,731	Rambus, Inc.(b)	1,808,227
32,188	Silicon Laboratories, Inc.(b)	1,467,773
21,050	Skyworks Solutions, Inc.	1,450,766
54,921	Texas Instruments, Inc.	2,906,969
35,020	Xilinx, Inc.	1,760,455

		38,691,463

	Total Common Stocks (Cost $58,076,348)	51,297,876

	Money Market Fund - 0.1%
74,111	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $74,111)	74,111

	Total Investments (Cost $58,150,459)(d)-100.4%	51,371,987
	Other assets less liabilities-(0.4)%	(216,233)

	Net Assets-100.0%	$51,155,754

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $58,508,375. The net unrealized depreciation was $7,136,388, which consisted of aggregate gross unrealized appreciation of $923,132 and aggregate gross unrealized depreciation of $8,059,520.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 50.2%
120,719	ACI Worldwide, Inc.(b)	$2,160,870
64,150	Aspen Technology, Inc.(b)	2,081,026
44,854	Blackbaud, Inc.	2,757,624
126,437	Cadence Design Systems, Inc.(b)	2,473,108
57,838	CDK Global, Inc.	2,547,764
67,472	Citrix Systems, Inc.(b)	4,754,077
44,220	Ellie Mae, Inc.(b)	3,087,882
51,762	Intuit, Inc.	4,943,789
160,065	King Digital Entertainment PLC (Ireland)	2,869,965
37,204	Manhattan Associates, Inc.(b)	2,144,811
134,430	Nuance Communications, Inc.(b)	2,370,001
64,751	Paycom Software, Inc.(b)	1,952,243
96,894	Pegasystems, Inc.	2,277,009
64,839	salesforce.com, inc.(b)	4,412,942
16,170	Tyler Technologies, Inc.(b)	2,539,660
14,284	Ultimate Software Group, Inc. (The)(b)	2,508,699

		45,881,470

	Data Processing & Outsourced Services - 14.0%
78,588	CSG Systems International, Inc.	2,745,865
22,731	DST Systems, Inc.	2,396,075
35,902	Jack Henry & Associates, Inc.	2,914,524
95,294	Sabre Corp.	2,440,479
212,341	Travelport Worldwide Ltd.	2,312,394

		12,809,337

	Health Care Technology - 9.8%
184,982	Allscripts Healthcare Solutions, Inc.(b)	2,549,052
177,583	IMS Health Holdings, Inc.(b)	4,105,719
177,328	Quality Systems, Inc.	2,324,770

		8,979,541

	Home Entertainment Software - 10.6%
139,240	Activision Blizzard, Inc.	4,848,337
75,280	Electronic Arts, Inc.(b)	4,858,947

		9,707,284

	Internet Software & Services - 2.2%
39,257	LogMeIn, Inc.(b)	2,050,786

	IT Consulting & Other Services - 5.4%
90,813	Amdocs Ltd.	4,971,104

	Systems Software - 7.8%
60,000	Check Point Software Technologies Ltd. (Israel)(b)	4,728,600
152,227	VASCO Data Security International, Inc.(b)	2,359,518

		7,088,118

	Total Common Stocks (Cost $97,983,762)	91,487,640

	Money Market Fund - 0.1%
100,737	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $100,737)	100,737

	Total Investments (Cost $98,084,499)(d)-100.1%	91,588,377
	Other assets less liabilities-(0.1)%	(117,534)

	Net Assets-100.0%	$91,470,843

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,178,274. The net unrealized depreciation was $6,589,897, which consisted of aggregate gross unrealized appreciation of $2,591,974 and aggregate gross unrealized depreciation of $9,181,871.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials

Momentum Portfolio (PYZ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aluminum - 3.1%
74,185	Alcoa, Inc.	$540,809
11,654	Kaiser Aluminum Corp.	905,982

		1,446,791

	Commodity Chemicals - 7.6%
12,985	Cabot Corp.	523,815
26,808	LyondellBasell Industries NV, Class A	2,090,220
20,219	Westlake Chemical Corp.	919,560

		3,533,595

	Diversified Chemicals - 6.2%
42,668	Dow Chemical Co. (The)	1,792,056
17,899	Eastman Chemical Co.	1,095,598

		2,887,654

	Diversified Metals & Mining - 2.5%
15,530	Compass Minerals International, Inc.	1,162,421

	Fertilizers & Agricultural Chemicals - 3.9%
19,894	Monsanto Co.	1,802,396

	Forest Products - 1.9%
55,933	Louisiana-Pacific Corp.(b)	879,267

	Health Care Distributors - 0.9%
17,174	Aceto Corp.	392,426

	Industrial Gases - 6.4%
14,422	Air Products & Chemicals, Inc.	1,827,412
11,544	Praxair, Inc.	1,154,400

		2,981,812

	Life Sciences Tools & Services - 1.5%
20,663	Cambrex Corp.(b)	715,766

	Oil & Gas Equipment & Services - 1.2%
29,079	US Silica Holdings, Inc.	542,323

	Oil & Gas Refining & Marketing - 1.8%
44,271	Green Plains, Inc.	838,935

	Paper Packaging - 6.0%
23,842	Avery Dennison Corp.	1,451,739
39,617	International Paper Co.	1,355,298

		2,807,037

	Paper Products - 2.5%
11,450	Neenah Paper, Inc.	692,038
10,562	Schweitzer-Mauduit International, Inc.	443,604

		1,135,642

	Specialized REITs - 2.4%
44,239	Weyerhaeuser Co. REIT	1,132,961

	Specialty Chemicals - 46.7%
13,520	Albemarle Corp.	711,693
23,891	Ashland, Inc.	2,263,911
8,801	Balchem Corp.	494,088
18,895	Celanese Corp., Series A	1,203,045
32,930	Chemtura Corp.(b)	864,083
13,546	Ecolab, Inc.	1,461,207
54,909	Ferro Corp.(b)	510,105

15,657	H.B. Fuller Co.	$582,754
14,411	Innospec, Inc.	718,388
15,402	International Flavors & Fragrances, Inc.	1,801,418
23,757	Kraton Performance Polymers, Inc.(b)	348,753
9,838	Minerals Technologies, Inc.	403,260
3,181	NewMarket Corp.	1,206,458
57,536	Platform Specialty Products Corp.(b)	439,000
40,317	PolyOne Corp.	1,090,978
20,678	PPG Industries, Inc.	1,966,891
9,545	Quaker Chemical Corp.	715,970
23,614	RPM International, Inc.	926,849
11,434	Sensient Technologies Corp.	682,267
14,188	Valspar Corp. (The)	1,111,346
26,866	W.R. Grace & Co.(b)	2,185,280

		21,687,744

	Steel - 5.4%
9,249	Reliance Steel & Aluminum Co.	526,638
42,141	Steel Dynamics, Inc.	773,287
81,479	United States Steel Corp.	570,353
20,832	Worthington Industries, Inc.	637,251

		2,507,529

	Total Common Stocks and Other Equity Interests (Cost $51,152,737)	46,454,299

	Money Market Fund - 0.2%
99,513	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $99,513)	99,513

	Total Investments (Cost $51,252,250)(d)-100.2%	46,553,812
	Other assets less liabilities-(0.2)%	(72,948)

	Net Assets-100.0%	$46,480,864

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $51,894,785. The net unrealized depreciation was $5,340,973, which consisted of aggregate gross unrealized appreciation of $861,277 and aggregate gross unrealized depreciation of $6,202,250.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 12.8%
116,828	Alaska Air Group, Inc.	$8,224,691
143,522	Delta Air Lines, Inc.	6,356,589
222,276	Hawaiian Holdings, Inc.(b)	7,826,338
167,077	Southwest Airlines Co.	6,285,437

		28,693,055

	Apparel Retail - 7.5%
88,100	L Brands, Inc.	8,470,815
148,510	Ross Stores, Inc.	8,355,173

		16,825,988

	Auto Parts & Equipment - 3.6%
58,685	Drew Industries, Inc.	3,368,519
45,228	Lear Corp.	4,696,023

		8,064,542

	Automotive Retail - 11.7%
10,285	AutoZone, Inc.(b)	7,892,606
59,235	Lithia Motors, Inc., Class A	4,535,624
52,936	O’Reilly Automotive, Inc.(b)	13,811,002

		26,239,232

	Broadcasting - 2.2%
108,324	Nexstar Broadcasting Group, Inc., Class A	4,897,328

	Cable & Satellite - 2.6%
34,209	Charter Communications, Inc., Class A(b)	5,862,054

	Distributors - 2.0%
55,495	Core-Mark Holding Co., Inc.	4,511,189

	Footwear - 4.4%
159,652	NIKE, Inc., Class B	9,900,020

	Home Entertainment Software - 7.6%
151,670	Activision Blizzard, Inc.	5,281,149
112,503	Electronic Arts, Inc.(b)	7,261,506
126,445	Take-Two Interactive Software, Inc.(b)	4,387,642

		16,930,297

	Home Furnishings - 2.2%
29,205	Mohawk Industries, Inc.(b)	4,860,004

	Home Improvement Retail - 2.6%
45,322	Home Depot, Inc. (The)	5,699,695

	Hotels, Resorts & Cruise Lines - 2.2%
60,351	Royal Caribbean Cruises Ltd.	4,946,368

	Hypermarkets & Super Centers - 2.4%
34,943	Costco Wholesale Corp.	5,280,586

	Industrial Machinery - 1.9%
47,138	Middleby Corp. (The)(b)	4,259,390

	Internet Retail - 16.5%
8,622	Amazon.com, Inc.(b)	5,061,114
60,276	Expedia, Inc., Class A	6,090,287
99,379	Liberty Ventures, Class A(b)	3,908,576
51,793	Netflix, Inc.(b)	4,756,669
10,974	Priceline Group, Inc. (The)(b)	11,686,981

120,966	Wayfair, Inc., Class A(b)	$5,467,663

		36,971,290

	Leisure Facilities - 1.9%
83,638	Six Flags Entertainment Corp.	4,204,482

	Movies & Entertainment - 2.4%
55,797	Walt Disney Co. (The)	5,346,469

	Restaurants - 9.5%
79,805	Domino’s Pizza, Inc.	9,092,184
140,982	Sonic Corp.	4,142,051
132,078	Starbucks Corp.	8,026,380

		21,260,615

	Specialty Stores - 4.0%
101,134	Tractor Supply Co.	8,931,144

	Total Common Stocks (Cost $234,560,295)	223,683,748

	Money Market Fund - 0.1%
122,651	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $122,651)	122,651

	Total Investments (Cost $234,682,946)(d)-100.1%	223,806,399
	Other assets less liabilities-(0.1)%	(258,874)

	Net Assets-100.0%	$223,547,525

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $234,898,405. The net unrealized depreciation was $11,092,006, which consisted of aggregate gross unrealized appreciation of $7,500,772 and aggregate gross unrealized depreciation of $18,592,778.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 2.8%
96,014	Ingredion, Inc.	$9,670,530

	Distillers & Vintners - 8.3%
133,816	Brown-Forman Corp., Class B	13,092,558
104,057	Constellation Brands, Inc., Class A	15,866,611

		28,959,169

	Education Services - 2.6%
130,840	Bright Horizons Family Solutions, Inc.(b)	9,181,043

	Environmental & Facilities Services - 2.3%
288,792	Rollins, Inc.	7,956,220

	Food Retail - 6.5%
83,292	Casey’s General Stores, Inc.	10,056,676
322,529	Kroger Co. (The)	12,517,351

		22,574,027

	Health Care Facilities - 2.3%
159,210	VCA, Inc.(b)	8,162,697

	Health Care Services - 2.3%
57,044	Chemed Corp.	8,004,414

	Home Furnishings - 2.9%
169,319	Tempur Sealy International, Inc.(b)	10,216,708

	Household Appliances - 2.4%
92,346	Helen of Troy Ltd.(b)	8,252,962

	Household Products - 12.2%
189,678	Church & Dwight Co., Inc.	15,932,952
80,143	Kimberly-Clark Corp.	10,291,964
93,694	Spectrum Brands Holdings, Inc.	8,904,678
71,228	WD-40 Co.	7,357,852

		42,487,446

	Housewares & Specialties - 3.0%
272,845	Newell Rubbermaid, Inc.	10,580,929

	Industrial Machinery - 3.5%
74,633	Snap-on, Inc.	12,057,707

	Internet Software & Services - 2.8%
103,786	Stamps.com, Inc.(b)	9,737,202

	Packaged Foods & Meats - 17.5%
169,889	Hormel Foods Corp.	13,660,774
90,068	J & J Snack Foods Corp.	9,725,543
71,553	Lancaster Colony Corp.	7,275,509
211,130	Mondelez International, Inc., Class A	9,099,703
192,825	Pinnacle Foods, Inc.	8,270,264
242,185	Tyson Foods, Inc., Class A	12,922,992

		60,954,785

	Soft Drinks - 7.7%
133,973	Dr Pepper Snapple Group, Inc.	$12,572,026
104,568	Monster Beverage Corp.(b)	14,119,817

		26,691,843

	Specialized Consumer Services - 6.9%
338,005	H&R Block, Inc.	11,509,070
295,399	ServiceMaster Global Holdings, Inc.(b)	12,468,792

		23,977,862

	Tobacco - 10.5%
297,955	Altria Group, Inc.	18,208,030
364,867	Reynolds American, Inc.	18,225,107

		36,433,137

	Trucking - 3.5%
33,094	AMERCO	12,133,915

	Total Common Stocks (Cost $338,575,554)	348,032,596

	Money Market Fund - 0.1%
178,213	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $178,213)	178,213

	Total Investments (Cost $338,753,767)(d)-100.1%	348,210,809
	Other assets less liabilities-(0.1)%	(273,630)

	Net Assets-100.0%	$347,937,179

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $338,911,791. The net unrealized appreciation was $9,299,018, which consisted of aggregate gross unrealized appreciation of $17,883,872 and aggregate gross unrealized depreciation of $8,584,854.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Integrated Oil & Gas - 5.9%
31,592	Chevron Corp.	$2,731,760
44,078	Occidental Petroleum Corp.	3,033,889

		5,765,649

	Oil & Gas Drilling - 2.1%
39,677	Helmerich & Payne, Inc.(b)	2,015,592

	Oil & Gas Equipment & Services - 11.5%
429,681	C&J Energy Services Ltd.(c)	1,057,015
18,720	Core Laboratories NV	1,842,048
32,836	Dril-Quip, Inc.(c)	1,925,503
63,368	Halliburton Co.	2,014,469
66,071	Oceaneering International, Inc.	2,236,504
176,456	RPC, Inc.	2,200,406

		11,275,945

	Oil & Gas Exploration & Production - 43.2%
315,527	Callon Petroleum Co.(c)	2,161,360
95,669	Carrizo Oil & Gas, Inc.(c)	2,595,500
33,919	Cimarex Energy Co.	3,154,467
47,140	Concho Resources, Inc.(c)	4,484,428
47,898	ConocoPhillips	1,871,854
58,185	Diamondback Energy, Inc.(c)	4,395,877
40,578	EOG Resources, Inc.	2,881,849
113,443	Matador Resources Co.(c)	1,818,491
96,840	Newfield Exploration Co.(c)	2,815,139
176,257	Parsley Energy, Inc., Class A(c)	3,394,710
63,256	PDC Energy, Inc.(c)	3,597,369
32,967	Pioneer Natural Resources Co.	4,086,259
124,789	RSP Permian, Inc.(c)	2,938,781
332,565	Synergy Resources Corp.(c)	2,108,462

		42,304,546

	Oil & Gas Refining & Marketing - 29.5%
125,946	Alon USA Energy, Inc.	1,584,401
55,500	CVR Energy, Inc.	1,943,610
91,823	Delek US Holdings, Inc.	1,562,827
93,126	HollyFrontier Corp.	3,256,616
75,168	Marathon Petroleum Corp.	3,141,271
93,321	PBF Energy, Inc., Class A	3,265,302
46,409	Phillips 66	3,719,681
40,236	Tesoro Corp.	3,510,591
56,471	Valero Energy Corp.	3,832,687
95,444	Western Refining, Inc.	3,140,107

		28,957,093

	Oil & Gas Storage & Transportation - 6.7%
106,323	Cheniere Energy, Inc.(c)	3,195,006
97,126	Columbia Pipeline Group, Inc.	1,801,688
72,030	SemGroup Corp., Class A	1,594,744

		6,591,438

	Specialty Chemicals - 1.1%
166,607	Flotek Industries, Inc.(b)(c)	1,112,935

	Total Common Stocks (Cost $117,446,124)	98,023,198

	Money Market Fund - 0.1%
86,992	Invesco Premier Portfolio - Institutional Class, 0.34%(d) (Cost $86,992)	$86,992

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $117,533,116)-100.1%	98,110,190

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.0%
1,901,319	Invesco Liquid Assets Portfolio – Institutional Class, 0.38%(d)(e) (Cost $1,901,319)	1,901,319

	Total Investments (Cost $119,434,435)(f)-102.1%	100,011,509
	Other assets less liabilities-(2.1)%	(2,013,915)

	Net Assets-100.0%	$97,997,594

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $119,882,134. The net unrealized depreciation was $19,870,625, which consisted of aggregate gross unrealized appreciation of $4,206,839 and aggregate gross unrealized depreciation of $24,077,464.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Data Processing & Outsourced Services - 9.1%
11,257	Broadridge Financial Solutions, Inc.	$602,925
7,583	MasterCard, Inc., Class A	675,114
18,175	Total System Services, Inc.	729,908
9,675	Visa, Inc., Class A	720,691

		2,728,638

	Diversified Banks - 2.4%
14,112	Wells Fargo & Co.	708,846

	Diversified REITs - 1.4%
4,940	PS Business Parks, Inc. REIT	427,705

	Industrial REITs - 1.6%
23,259	First Industrial Realty Trust, Inc. REIT	478,903

	Investment Banking & Brokerage - 2.8%
22,274	E*TRADE Financial Corp.(b)	524,776
9,842	Interactive Brokers Group, Inc., Class A	317,601

		842,377

	Life & Health Insurance - 5.9%
35,814	CNO Financial Group, Inc.	623,163
15,134	Lincoln National Corp.	597,188
14,225	Principal Financial Group, Inc.	540,550

		1,760,901

	Mortgage REITs - 1.6%
18,997	Blackstone Mortgage Trust, Inc., Class A REIT	470,746

	Multi-line Insurance - 2.6%
13,739	American International Group, Inc.	775,979

	Property & Casualty Insurance - 6.0%
13,092	Allstate Corp. (The)	793,375
8,362	Axis Capital Holdings Ltd.	450,796
29,403	Universal Insurance Holdings, Inc.	551,012

		1,795,183

	Real Estate Services - 2.9%
31,284	CBRE Group, Inc., Class A(b)	875,013

	Regional Banks - 19.7%
10,670	Ameris Bancorp	308,683
13,381	Bank of the Ozarks, Inc.	593,314
6,597	Banner Corp.	273,775
13,293	Cathay General Bancorp	372,204
7,251	Eagle Bancorp, Inc.(b)	342,537
12,817	East West Bancorp, Inc.	415,527
7,703	Home BancShares, Inc.	298,183
75,591	Huntington Bancshares, Inc.	648,571
6,899	Pinnacle Financial Partners, Inc.	343,915
10,646	PrivateBancorp, Inc.	400,609
5,125	Signature Bank(b)	714,117
15,703	Webster Financial Corp.	520,869
21,044	Western Alliance Bancorp(b)	685,614

		5,917,918

	Residential REITs - 10.6%
15,003	Camden Property Trust REIT	1,144,729
10,168	Equity Lifestyle Properties, Inc. REIT	670,274

8,708	Mid-America Apartment Communities, Inc. REIT	$816,985
8,120	Sun Communities, Inc. REIT	540,711

		3,172,699

	Retail REITs - 12.0%
10,135	Federal Realty Investment Trust REIT	1,528,662
8,173	Simon Property Group, Inc. REIT	1,522,467
15,517	Weingarten Realty Investors REIT	541,388

		3,592,517

	Specialized Finance - 5.4%
7,727	MarketAxess Holdings, Inc.	898,109
8,229	Moody’s Corp.	733,533

		1,631,642

	Specialized REITs - 16.0%
40,823	CubeSmart REIT	1,277,352
15,467	Extra Space Storage, Inc. REIT	1,402,702
6,547	Public Storage REIT	1,660,057
3,956	Sovran Self Storage, Inc. REIT	445,762

		4,785,873

	Total Common Stocks and Other Equity Interests (Cost $29,219,436)	29,964,940

	Money Market Fund - 0.2%
70,504	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $70,504)	70,504

	Total Investments (Cost $29,289,940)(d)-100.2%	30,035,444
	Other assets less liabilities-(0.2)%	(63,707)

	Net Assets-100.0%	$29,971,737

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $29,370,594. The net unrealized appreciation was $664,850, which consisted of aggregate gross unrealized appreciation of $2,456,086 and aggregate gross unrealized depreciation of $1,791,236.

The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the nine months ended January 31, 2016.

	Value April 30, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.*	$1,114,653	$151,012	$(1,067,391)	$(137,392)	$(60,882)	$-	$20,926

* At January 31, 2016, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 42.1%
42,234	Acceleron Pharma, Inc.(b)	$1,296,584
261,166	Achillion Pharmaceuticals, Inc.(b)	1,765,482
173,763	Akebia Therapeutics, Inc.(b)	1,273,683
142,852	Alkermes PLC(b)	4,572,693
115,341	Anacor Pharmaceuticals, Inc.(b)	8,665,569
58,467	Celgene Corp.(b)	5,865,409
207,534	Cytokinetics, Inc.(b)	1,598,012
135,468	Dynavax Technologies Corp.(b)	3,263,424
28,302	Eagle Pharmaceuticals, Inc.(b)	2,034,914
99,010	Emergent Biosolutions, Inc.(b)	3,623,766
143,152	Five Prime Therapeutics, Inc.(b)	5,146,314
978,854	Geron Corp.(b)	2,985,505
240,748	Halozyme Therapeutics, Inc.(b)	2,118,582
64,114	Ligand Pharmaceuticals, Inc.(b)	6,409,477
72,842	Loxo Oncology, Inc.(b)	1,504,916
68,988	Myriad Genetics, Inc.(b)	2,688,462
225,575	Neurocrine Biosciences, Inc.(b)	9,598,216
49,394	Ophthotech Corp.(b)	2,676,661
66,794	Otonomy, Inc.(b)	996,566
40,693	Prothena Corp. PLC (Ireland)(b)	1,584,992
23,896	Regeneron Pharmaceuticals, Inc.(b)	10,038,471
69,148	Sage Therapeutics, Inc.(b)	2,321,990

		82,029,688

	Health Care Distributors - 1.0%
63,132	PharMerica Corp.(b)	1,874,389

	Health Care Equipment - 20.7%
119,679	ABIOMED, Inc.(b)	10,212,209
59,004	Becton, Dickinson and Co.	8,577,411
381,872	Boston Scientific Corp.(b)	6,694,216
37,495	Cantel Medical Corp.	2,226,078
49,394	Cynosure, Inc., Class A(b)	1,788,063
37,075	Integra LifeSciences Holdings Corp.(b)	2,278,259
86,503	Masimo Corp.(b)	3,178,985
103,317	Natus Medical, Inc.(b)	3,645,024
93,342	NxStage Medical, Inc.(b)	1,766,031

		40,366,276

	Health Care Facilities - 4.0%
80,750	AmSurg Corp.(b)	5,910,093
36,148	US Physical Therapy, Inc.	1,848,970

		7,759,063

	Health Care Services - 2.1%
117,024	Amedisys, Inc.(b)	4,183,608

	Health Care Supplies - 6.2%
51,392	Align Technology, Inc.(b)	3,399,067
24,868	ICU Medical, Inc.(b)	2,393,545
109,088	West Pharmaceutical Services, Inc.	6,242,015

		12,034,627

	Life Sciences Tools & Services - 7.9%
91,684	INC Research Holdings, Inc., Class A(b)	3,862,647
466,940	Pacific Biosciences of California, Inc.(b)	4,991,589
99,406	PRA Health Sciences, Inc.(b)	4,282,410
89,670	VWR Corp.(b)	2,193,328

		15,329,974

	Managed Health Care - 4.0%
67,562	UnitedHealth Group, Inc.	7,780,440

	Pharmaceuticals - 12.0%
195,806	Aerie Pharmaceuticals, Inc.(b)	$3,238,631
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
64,175	Dermira, Inc.(b)	1,796,900
83,038	Impax Laboratories, Inc.(b)	3,111,434
112,951	Intra-Cellular Therapies, Inc.(b)	4,188,223
186,922	Nektar Therapeutics(b)	2,549,616
50,830	Prestige Brands Holdings, Inc.(b)	2,372,745
125,395	Revance Therapeutics, Inc.(b)	2,599,438
327,199	TherapeuticsMD, Inc.(b)	2,339,473
131,194	Zogenix, Inc.(b)	1,243,719

		23,455,127

	Total Common Stocks (Cost $233,916,208)	194,813,192

	Money Market Fund - 0.1%
174,823	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $174,823)	174,823

	Total Investments (Cost $234,091,031)(d)-100.1%	194,988,015
	Other assets less liabilities-(0.1)%	(254,163)

	Net Assets-100.0%	$194,733,852

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $234,954,349. The net unrealized depreciation was $39,966,334, which consisted of aggregate gross unrealized appreciation of $586,755 and aggregate gross unrealized depreciation of $40,553,089.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Aerospace & Defense - 19.9%
5,828	Huntington Ingalls Industries, Inc.	$745,285
11,152	Lockheed Martin Corp.	2,353,072
5,731	Northrop Grumman Corp.	1,060,579
7,287	Orbital ATK, Inc.	657,506
10,556	Raytheon Co.	1,353,701
30,930	Textron, Inc.	1,058,425
12,276	TransDigm Group, Inc.(b)	2,758,785

		9,987,353

	Agricultural & Farm Machinery - 1.4%
9,320	Toro Co. (The)	694,526

	Application Software - 1.9%
6,612	Fair Isaac Corp.	631,909
10,411	Paylocity Holding Corp.(b)	323,990

		955,899

	Building Products - 11.7%
26,064	A.O. Smith Corp.	1,820,570
11,666	American Woodmark Corp.(b)	804,954
21,350	Fortune Brands Home & Security, Inc.	1,037,396
9,573	Lennox International, Inc.	1,147,037
40,645	Masco Corp.	1,072,622

		5,882,579

	Commercial Printing - 1.6%
14,695	Deluxe Corp.	821,450

	Construction & Engineering - 2.6%
19,362	Dycom Industries, Inc.(b)	1,282,926

	Construction Materials - 2.0%
31,836	Headwaters, Inc.(b)	508,421
10,662	US Concrete, Inc.(b)	484,908

		993,329

	Data Processing & Outsourced Services - 6.5%
10,497	Euronet Worldwide, Inc.(b)	837,346
12,249	Fiserv, Inc.(b)	1,158,265
10,384	FleetCor Technologies, Inc.(b)	1,275,571

		3,271,182

	Diversified Support Services - 2.3%
33,252	Healthcare Services Group, Inc.	1,176,123

	Electrical Components & Equipment - 8.0%
7,054	Acuity Brands, Inc.	1,427,941
54,853	AMETEK, Inc.	2,580,834

		4,008,775

	Electronic Components - 1.6%
7,791	Littelfuse, Inc.	793,903

	Electronic Manufacturing Services - 2.0%
17,805	TE Connectivity Ltd. (Switzerland)	1,017,734

	Environmental & Facilities Services - 2.6%
22,116	Waste Connections, Inc.	1,326,297

	Health Care Services - 1.8%
32,459	AMN Healthcare Services, Inc.(b)	914,370

	Human Resource & Employment Services - 1.9%
24,526	On Assignment, Inc.(b)	$947,930

	Industrial Conglomerates - 8.7%
17,912	Danaher Corp.	1,552,075
13,613	Roper Technologies, Inc.	2,391,396
5,900	Standex International Corp.	426,098

		4,369,569

	Industrial Machinery - 1.7%
11,513	IDEX Corp.	834,808

	Internet Software & Services - 1.4%
4,009	CoStar Group, Inc.(b)	703,058

	IT Consulting & Other Services - 6.6%
15,870	Accenture PLC, Class A	1,674,920
21,424	Booz Allen Hamilton Holding Corp.,	606,085
11,685	Gartner, Inc.(b)	1,026,994

		3,307,999

	Leisure Products - 1.2%
27,012	Smith & Wesson Holding Corp.(b)	582,379

	Life Sciences Tools & Services - 3.2%
5,111	Mettler-Toledo International, Inc.(b)	1,598,976

	Paper Packaging - 2.0%
90,533	Graphic Packaging Holding Co.	1,028,455

	Specialty Chemicals - 5.1%
10,128	Sherwin-Williams Co. (The)	2,589,426

	Technology Distributors - 1.0%
5,325	ePlus, Inc.(b)	504,331

	Trading Companies & Distributors - 1.4%
6,110	Watsco, Inc.	710,043

	Total Common Stocks (Cost $51,452,384)	50,303,420

	Money Market Fund - 0.1%
71,915	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $71,915)	71,915

	Total Investments (Cost $51,524,299)(d)-100.2%	50,375,335
	Other assets less liabilities-(0.2)%	(82,391)

	Net Assets-100.0%	$50,292,944

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $51,909,215. The net unrealized depreciation was $1,533,880, which consisted of aggregate gross unrealized appreciation of $1,492,932 and aggregate gross unrealized depreciation of $3,026,812.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Alternative Carriers - 4.4%
194,664	8x8, Inc.(b)	$2,444,980
104,536	Level 3 Communications, Inc.(b)	5,102,402
378,433	Vonage Holdings Corp.(b)	1,941,361

		9,488,743

	Application Software - 35.6%
115,724	ACI Worldwide, Inc.(b)	2,071,460
63,205	Adobe Systems, Inc.(b)	5,633,462
93,133	Aspen Technology, Inc.(b)	3,021,234
48,722	Blackbaud, Inc.	2,995,429
334,698	Cadence Design Systems, Inc.(b)	6,546,693
145,824	Callidus Software, Inc.(b)	2,250,064
77,327	Ebix, Inc.(c)	2,638,397
76,037	Globant SA(b)	2,313,045
64,772	Guidewire Software, Inc.(b)	3,565,051
54,831	HubSpot, Inc.(b)	2,225,590
66,122	Intuit, Inc.	6,315,312
88,789	Manhattan Associates, Inc.(b)	5,118,686
112,043	Paycom Software, Inc.(b)	3,378,096
129,050	RingCentral, Inc., Class A(b)	2,815,871
68,795	salesforce.com, inc.(b)	4,682,188
62,272	SS&C Technologies Holdings, Inc.	4,003,467
36,360	Tyler Technologies, Inc.(b)	5,710,702
67,546	Ultimate Software Group, Inc. (The)(b)	11,863,104

		77,147,851

	Data Processing & Outsourced Services - 2.1%
56,806	Jack Henry & Associates, Inc.	4,611,511

	Education Services - 1.1%
120,884	2U, Inc.(b)	2,440,648

	Electronic Components - 6.1%
265,533	Amphenol Corp., Class A	13,162,471

	Internet Software & Services - 15.4%
7,089	Alphabet, Inc., Class A(b)	5,397,210
100,206	Facebook, Inc., Class A(b)	11,244,115
45,488	j2 Global, Inc.	3,298,335
63,424	LogMeIn, Inc.(b)	3,313,270
40,432	SPS Commerce, Inc.(b)	2,639,401
238,254	TrueCar, Inc.(b)	1,543,886
78,421	VeriSign, Inc.(b)	5,928,628

		33,364,845

	IT Consulting & Other Services - 4.4%
190,006	Computer Sciences Corp.	6,093,492
46,911	EPAM Systems, Inc.(b)	3,513,634

		9,607,126

	Semiconductor Equipment - 1.4%
1,006,624	SunEdison, Inc.(b)(c)	3,150,733

	Semiconductors - 14.7%
141,420	Inphi Corp.(b)	3,924,405
358,184	Integrated Device Technology, Inc.(b)	9,126,528
102,934	M/A-COM Technology Solutions Holdings, Inc.(b)	3,962,959
252,196	MaxLinear, Inc., Class A(b)	3,878,774
77,977	Monolithic Power Systems, Inc.	4,879,021

83,221	Synaptics, Inc.(b)	$6,100,932

		31,872,619

	Specialized REITs - 4.9%
79,796	CyrusOne, Inc. REIT	2,940,483
24,514	Equinix, Inc. REIT	7,613,313

		10,553,796

	Systems Software - 6.1%
72,821	Imperva, Inc.(b)	3,754,651
89,937	Proofpoint, Inc.(b)	4,529,227
77,699	ServiceNow, Inc.(b)	4,833,655

		13,117,533

	Technology Distributors - 2.2%
122,647	CDW Corp.	4,715,777

	Technology Hardware, Storage & Peripherals - 1.6%
82,695	Electronics for Imaging, Inc.(b)	3,421,919

	Total Common Stocks and Other Equity Interests
	(Cost $232,994,976)	216,655,572

	Money Market Fund - 0.1%
135,757	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $135,757)	135,757

	Total Investments
	(excluding investments purchased with cash collateral from securities on loan) (Cost $233,130,733)-100.1%	216,791,329

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
4,667,525	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $4,667,525)	4,667,525

	Total Investments
	(Cost $237,798,258)(f)-102.2%	221,458,854
	Other assets less liabilities-(2.2)%	(4,847,177)

	Net Assets-100.0%	$216,611,677

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $237,976,665. The net unrealized depreciation was $16,517,811, which consisted of aggregate gross unrealized appreciation of $4,479,684 and aggregate gross unrealized depreciation of $20,997,495.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 2.1%
89,001	inContact, Inc.(b)	$769,859

	Electric Utilities - 31.3%
20,789	American Electric Power Co., Inc.	1,267,505
20,736	Duke Energy Corp.	1,561,421
23,767	Eversource Energy	1,278,665
15,412	IDACORP, Inc.	1,072,521
12,514	NextEra Energy, Inc.	1,397,939
37,630	PNM Resources, Inc.	1,181,958
27,098	Portland General Electric Co.	1,053,299
26,171	Westar Energy, Inc.	1,140,009
36,432	Xcel Energy, Inc.	1,392,431

		11,345,748

	Gas Utilities - 17.6%
19,270	Atmos Energy Corp.	1,333,869
16,172	Laclede Group, Inc. (The)	1,034,038
27,619	New Jersey Resources Corp.	972,741
17,116	ONE Gas, Inc.	968,081
29,116	UGI Corp.	989,944
16,216	WGL Holdings, Inc.	1,083,067

		6,381,740

	Multi-Utilities - 39.6%
16,097	Alliant Energy Corp.	1,051,778
25,569	Ameren Corp.	1,148,559
35,840	CMS Energy Corp.	1,393,459
19,939	Dominion Resources, Inc.	1,438,998
16,698	DTE Energy Co.	1,419,497
72,623	NiSource, Inc.	1,525,809
19,563	NorthWestern Corp.	1,092,398
22,263	SCANA Corp.	1,401,456
14,796	Sempra Energy	1,401,921
24,417	Vectren Corp.	1,021,607
26,778	WEC Energy Group, Inc.	1,478,949

		14,374,431

	Water Utilities - 9.4%
20,316	American States Water Co.	922,346
20,998	American Water Works Co., Inc.	1,362,980
35,733	Aqua America, Inc.	1,126,662

		3,411,988

	Total Common Stocks (Cost $32,207,117)	36,283,766

	Money Market Fund - 0.1%
52,563	Invesco Premier Portfolio – Institutional Class, 0.34%(c) (Cost $52,563)	52,563

	Total Investments
	(Cost $32,259,680)(d)-100.1%	36,336,329
	Other assets less liabilities-(0.1)%	(50,090)

	Net Assets-100.0%	$36,286,239

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,326,066. The net unrealized appreciation was $4,010,263, which consisted of aggregate gross unrealized appreciation of $4,136,823 and aggregate gross unrealized depreciation of $126,560.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Alternative Carriers - 0.3%
26,642	Cogent Communications Group, Inc.	$890,109

	Application Software - 1.4%
49,169	NQ Mobile, Inc., Class A ADR (China)(b)(c)	173,567
71,550	Open Text Corp. (Canada)	3,495,933

		3,669,500

	Casinos & Gaming - 0.1%
16,452	500.com Ltd., Class A ADR (China)(b)(c)	295,478

	Internet Retail - 33.9%
20,565	1-800-FLOWERS.COM, Inc., Class A(c)	146,114
35,976	Amazon.com, Inc.(c)	21,117,912
6,800	Blue Nile, Inc.(c)	236,572
260,194	Cnova NV (Netherlands)(b)(c)	606,252
184,108	Ctrip.com International Ltd. ADR (China)(b)(c)	7,857,730
69,082	Expedia, Inc., Class A	6,980,045
16,902	FTD Cos., Inc.(c)	417,479
360,777	Groupon, Inc., Class A(b)(c)	981,314
389,776	JD.Com, Inc., Class A ADR (China)(c)	10,145,869
18,862	Lands’ End, Inc.(b)(c)	410,814
42,386	Liberty TripAdvisor Holdings, Inc., Series A(c)	946,479
24,743	MakeMyTrip Ltd. (India)(b)(c)	461,210
96,962	Netflix, Inc.(c)	8,904,990
17,204	Nutrisystem, Inc.	340,811
14,878	Overstock.com, Inc.(c)	176,453
11,987	PetMed Express, Inc.(b)	216,006
19,151	Priceline Group, Inc. (The)(c)	20,395,241
38,018	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	1,675,833
20,798	Shutterfly, Inc.(c)	866,237
77,467	TripAdvisor, Inc., Class A(c)	5,171,697

		88,055,058

	Internet Software & Services - 59.7%
30,147	21Vianet Group, Inc., Class A ADR (China)(c)	578,521
24,055	Actua Corp.(c)	227,560
104,915	Akamai Technologies, Inc.(c)	4,786,222
32,207	Alphabet, Inc., Class C(c)	23,928,191
34,502	Angie’s List, Inc.(c)	292,922
26,734	Autohome, Inc., Class A ADR (China)(c)	656,854
109,725	Baidu, Inc., Class A ADR (China)(c)	17,914,801
58,595	Bankrate, Inc.(c)	670,327
47,489	Bazaarvoice, Inc.(c)	171,910
17,181	Benefitfocus, Inc.(b)(c)	500,998
24,169	Blucora, Inc.(c)	208,578
19,263	Brightcove, Inc.(c)	106,717
16,069	Carbonite, Inc.(c)	144,139
18,516	Cimpress NV (Netherlands)(b)(c)	1,453,876
22,968	comScore, Inc.(c)	884,957
32,109	Cornerstone OnDemand, Inc.(c)	985,425
19,156	CoStar Group, Inc.(c)	3,359,388
33,329	Criteo SA ADR (France)(c)	985,872
22,220	Demandware, Inc.(c)	942,795
31,050	DHI Group, Inc.(c)	289,076
61,234	EarthLink Holdings Corp.	362,505
404,134	eBay, Inc.(c)	9,480,984

80,777	Endurance International Group Holdings, Inc.(b)(c)	$741,533
21,156	Envestnet, Inc.(c)	496,108
229,439	Facebook, Inc., Class A(c)	25,745,350
50,617	Gogo, Inc.(b)(c)	736,477
45,516	IAC/InterActiveCorp.	2,364,101
33,040	Internap Corp.(c)	127,534
28,610	j2 Global, Inc.	2,074,511
59,554	Limelight Networks, Inc.(c)	74,443
18,013	Liquidity Services, Inc.(c)	117,265
33,790	LivePerson, Inc.(c)	191,251
14,776	LogMeIn, Inc.(c)	771,898
21,864	Marin Software, Inc.(c)	74,119
25,531	Marketo, Inc.(c)	485,344
26,035	MercadoLibre, Inc. (Argentina)(b)	2,557,678
53,825	Monster Worldwide, Inc.(c)	268,587
44,478	NetEase, Inc. ADR (China)	6,944,795
38,690	NIC, Inc.	765,675
125,833	Pandora Media, Inc.(c)	1,223,097
42,247	Perion Network Ltd. (Israel)(c)	103,505
58,057	Qihoo 360 Technology Co. Ltd., Class A ADR (China)(c)	4,163,267
26,542	QuinStreet, Inc.(c)	101,125
79,418	Rackspace Hosting, Inc.(c)	1,605,038
21,374	RealNetworks, Inc.(c)	77,374
30,904	RetailMeNot, Inc.(c)	281,226
25,367	Rocket Fuel, Inc.(b)(c)	79,399
16,400	SciQuest, Inc.(c)	208,772
21,275	Shutterstock, Inc.(b)(c)	614,635
34,392	SINA Corp. (China)(c)	1,580,312
22,781	Sohu.com, Inc. (China)(c)	1,147,935
9,788	Stamps.com, Inc.(c)	918,310
19,051	TechTarget, Inc.(c)	151,455
48,753	TrueCar, Inc.(c)	315,919
402,672	Twitter, Inc.(c)	6,764,890
8,737	United Online, Inc.(c)	92,700
65,746	VeriSign, Inc.(b)(c)	4,970,398
29,994	Web.com Group, Inc.(c)	564,787
22,098	WebMD Health Corp.(c)	1,129,429
27,860	Weibo Corp., Class A ADR (China)(b)(c)	424,029
23,404	Wix.com Ltd. (Israel)(b)(c)	477,910
353,692	Yahoo!, Inc.(c)	10,437,451
155,266	Yandex NV, Class A (Russia)(c)	2,083,670
21,624	YY, Inc., Class A ADR (China)(b)(c)	1,256,571
31,321	Zillow Group, Inc., Class A(b)(c)	678,726

		154,921,217

	IT Consulting & Other Services - 0.2%
20,826	Perficient, Inc.(c)	396,735

	Specialized REITs - 4.4%
36,539	Equinix, Inc. REIT	11,347,917

	Wireless Telecommunication Services - 0.0%
21,923	Boingo Wireless, Inc.(c)	133,731

	Total Common Stocks and Other Equity Interests (Cost $278,653,790)	259,709,745

	Money Market Fund - 0.0%
76,046	Invesco Premier Portfolio – Institutional Class, 0.34%(d) (Cost $76,046)	76,046

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $278,729,836)-100.0%	259,785,791

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.8%
17,590,635	Invesco Liquid Assets Portfolio - Institutional Class, 0.38%(d)(e) (Cost $17,590,635)	$17,590,635

	Total Investments (Cost $296,320,471)(f)-106.8%	277,376,426
	Other assets less liabilities-(6.8)%	(17,704,812)

	Net Assets-100.0%	$259,671,614

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $299,258,947. The net unrealized depreciation was $21,882,521, which consisted of aggregate gross unrealized appreciation of $24,887,115 and aggregate gross unrealized depreciation of $46,769,636.

This Fund has holdings greater than 10% of net assets in the following country:

China	21.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

For the Funds listed below, during the nine months ended January 31, 2016, there were transfers from Level 1 to Level 2, due to foreign fair value adjustments, in the following amounts:

PowerShares Cleantech™ Portfolio	$29,063,072
PowerShares Global Listed Private Equity Portfolio	137,870,286

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	$3,900,892,690	$—	$172,182	$3,901,064,872

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,104,284,589	$0	$—	$1,104,284,589

PowerShares Russell 2000 Equal Weight Portfolio
Equity Securities	$11,572,342	$—	$2,083	$11,574,425

PowerShares Russell 2000 Pure Growth Portfolio
Equity Securities	$28,794,195	$0	$—	$28,794,195

PowerShares Russell 2000 Pure Value Portfolio
Equity Securities	$59,618,106	$—	$66,629	$59,684,735

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$22,178,254	$—	$2,209	$22,180,463

PowerShares Cleantech™ Portfolio
Equity Securities	Aerospace & Defense	$1,686,111	$—	$—	$1,686,111
	Auto Components	3,196,369	—	—	3,196,369
	Building Products	—	1,877,809	—	1,877,809
	Chemicals	—	5,756,554	—	5,756,554
	Commercial Services & Supplies	1,210,420	—	—	1,210,420
	Communications Equipment	484,177	396,385	—	880,562
	Construction & Engineering	540,738	—	—	540,738
	Electrical Equipment	2,996,141	8,951,502	—	11,947,643
	Electronic Equipment, Instruments & Components	3,565,108	1,182,578	—	4,747,686
	Independent Power & Renewable Electricity Producers	994,775	1,097,439	—	2,092,214
	Industrial Conglomerates	2,386,058	2,014,102	—	4,400,160
	Life Sciences Tools & Services	—	1,957,037	—	1,957,037
	Machinery	7,205,164	—	—	7,205,164
	Professional Services	554,833	4,622,956	—	5,177,789
	Real Estate Investment Trusts	558,460	—	—	558,460
	Semiconductors & Semiconductor Equipment	5,158,591	1,603,095	—	6,761,686
	Software	4,882,996	—	—	4,882,996
	Money Market Funds	2,812,948	—	—	2,812,948

	Total Investments	$38,232,889	$29,459,457	$—	$67,692,346

PowerShares Global Listed Private Equity Portfolio
Equity Securities	Capital Markets	$98,329,911	$84,015,695	$—	$182,345,606
	Diversified Financial Services	42,534,535	35,410,328	—	77,944,863
	Food Products	—	4,067,972	—	4,067,972
	Health Care Providers & Services	—	3,314,725	—	3,314,725
	Industrial Conglomerates	—	14,376,291	—	14,376,291
	Internet Software & Services	10,173,021	5,636,192	—	15,809,213
	Machinery	1,742,054	—	—	1,742,054
	Money Market Funds	58,149,755	—	—	58,149,755
	Swap Agreements (a)	—	922,949	—	922,949

	Total Investments	$210,929,276	$147,744,152	$—	$358,673,428

PowerShares Golden Dragon China Portfolio
Equity Securities		$194,509,250	$—	$0	$194,509,250

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities		$337,268,041	$—	$338,010	$337,606,051

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities		$194,973,067	$—	$14,948	$194,988,015

(a)	Unrealized appreciation.

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2016:

	Value
	PowerShares Global Listed Private Equity Portfolio		PowerShares S&P 500 BuyWrite Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities
Equity risk:
Swap agreements	$925,498	$(2,549)	$—	$—
Options written contracts	—	—	—	(11,953,510)

	$925,498	$(2,549)	$—	$(11,953,510)

Effect of Derivative Investments for the Nine-Month Period Ended January 31, 2016

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
	Swap Agreements	Options written contracts
Realized Gain (Loss):
Equity risk	$(18,100,985)	$14,416,179
Change in Unrealized Appreciation (Depreciation):
Equity risk	1,464,142	(4,658,769)

Total	$(16,636,843)	$9,757,410

The table below summarizes the average notional value of swap agreements and options outstanding during the period.

	Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Swap agreements	$40,563,352	$	N/A
Options written contracts	N/A		332,629,111

PowerShares Global Listed Private Equity Portfolio

Open Total Return Swap Agreements
Counterparty	Swap Agreements	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive a return equal to common shares of The Blackstone Group LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/25/16	$13,913,235	$686,397
Citibank, N.A.	Receive a return equal to the common shares of KKR & Co. LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/25/16	14,094,561	239,101
Morgan Stanley Capital Services LLC	Receive a return equal to common shares of Riverstone Energy Ltd. and pay the product of (i) 1-Month LIBOR plus 85 basis points multiplied by (ii) days in the period divided by 365	08/03/16	2,453,162	(2,549)

Total Open Total Return Swap Agreements - Equity Risk				$922,949

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PowerShares S&P 500 BuyWrite Portfolio

Open Options Written - Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation (Depreciation)	Notional Value*	Value
Call Option S&P 500 Index	Feb-16	$1,880	1,754	($8,145,257)	($3,808,253)	$329,752,000	($11,953,510)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,958	$4,972,106
Written	15,495	47,463,418
Closed	(7,421)	(20,804,243)
Expired	(8,278)	(23,486,024)

End of period	1,754	$8,145,257

Significant Event

At a meeting held on December 17, 2015, the Board of Trustees of the Trust approved changes to the name, investment objective, principal investment strategy and underlying index for the Fund listed below. These changes were effective as of the close of markets on March 18, 2016.

Fund Name at January 31, 2016	New Fund Name	Underlying Index at January 31, 2016	New Underlying Index
PowerShares S&P 500® High Quality Portfolio	PowerShares S&P 500® Quality Portfolio	S&P 500® High Quality Rankings Index	S&P 500® Quality Index

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  PowerShares Exchange-Traded Fund Trust

By (Signature and Title)               /s/ Daniel E. Draper

                                                      Daniel E. Draper

                                                      President

Date    3/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Daniel E. Draper

                                                      Daniel E. Draper

                                                      President

Date     3/22/2016

By (Signature and Title)              /s/ Steven Hill

                                                      Steven Hill

                                                      Treasurer

Date    3/22/2016